UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/24

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Opportunistic Strategies Portfolio

LCAIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	1.02%

How did the Portfolio perform last year and what affected its performance?

  Trending investments, which are most consistent with our overall market views, outperformed in 2024. Outperformance was driven by positioning in the US, including in US growth, US large cap and US mega cap.

  Contrarian investments, which reflect out-of-favor or non-consensus investments to capture inflection points of attractively valued areas of the market, contributed. Positions in the tech-software industry and Europe contributed. Exposure to biotech detracted from performance.

  Diversifying investments, which tend to be uncorrelated to the overall equity market, detracted. Exposure to long-term US Treasuries and copper were detractors.

  Performance contributors included: Vanguard S&P 500 Growth ETF, Vanguard S&P 500 ETF, Invesco QQQ Trust Series I.

  Performance detractors included: Vanguard Long-Term Treasury ETF, United States Copper Index Fund.

  Currency forwards and total return swaps were used during the year and marginally helped performance.

Portfolio Performance

	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
12/14	$10,000	$10,000	$10,000
01/15	$9,810	$9,819	$9,975
02/15	$10,200	$10,394	$10,282
03/15	$10,090	$10,231	$10,203
04/15	$10,140	$10,472	$10,332
05/15	$10,130	$10,507	$10,343
06/15	$9,940	$10,262	$10,153
07/15	$9,990	$10,446	$10,290
08/15	$9,606	$9,755	$9,874
09/15	$9,374	$9,395	$9,688
10/15	$9,858	$10,139	$10,150
11/15	$9,838	$10,088	$10,108
12/15	$9,620	$9,910	$9,986
01/16	$9,219	$9,318	$9,682
02/16	$9,106	$9,249	$9,669
03/16	$9,496	$9,877	$10,085
04/16	$9,661	$10,033	$10,196
05/16	$9,640	$10,089	$10,232
06/16	$9,692	$9,976	$10,235
07/16	$10,041	$10,397	$10,520
08/16	$10,123	$10,405	$10,521
09/16	$10,164	$10,461	$10,552
10/16	$10,000	$10,258	$10,398
11/16	$10,041	$10,405	$10,388
12/16	$10,135	$10,654	$10,544
01/17	$10,386	$10,911	$10,706
02/17	$10,574	$11,213	$10,913
03/17	$10,595	$11,333	$10,982
04/17	$10,710	$11,501	$11,114
05/17	$10,814	$11,745	$11,290
06/17	$11,002	$11,789	$11,311
07/17	$11,232	$12,071	$11,493
08/17	$11,190	$12,088	$11,544
09/17	$11,535	$12,359	$11,678
10/17	$11,702	$12,592	$11,813
11/17	$11,775	$12,865	$11,961
12/17	$11,933	$13,039	$12,081
01/18	$12,439	$13,728	$12,408
02/18	$11,921	$13,159	$12,047
03/18	$11,663	$12,872	$11,918
04/18	$11,741	$13,020	$11,965
05/18	$11,730	$13,102	$12,044
06/18	$11,629	$13,096	$12,034
07/18	$11,888	$13,504	$12,261
08/18	$12,008	$13,672	$12,383
09/18	$11,940	$13,748	$12,394
10/18	$11,080	$12,739	$11,809
11/18	$11,195	$12,885	$11,917
12/18	$10,415	$11,905	$11,478
01/19	$11,058	$12,832	$12,063
02/19	$11,297	$13,218	$12,283
03/19	$11,368	$13,391	$12,473
04/19	$11,606	$13,866	$12,740
05/19	$11,261	$13,066	$12,381
06/19	$11,571	$13,927	$12,926
07/19	$11,690	$13,997	$12,976
08/19	$11,547	$13,710	$12,952
09/19	$11,606	$14,002	$13,086
10/19	$11,702	$14,358	$13,302
11/19	$11,845	$14,758	$13,524
12/19	$11,993	$15,201	$13,769
01/20	$12,005	$15,108	$13,825
02/20	$11,531	$13,832	$13,232
03/20	$10,559	$12,002	$12,203
04/20	$11,373	$13,312	$13,090
05/20	$11,823	$13,955	$13,505
06/20	$11,993	$14,325	$13,762
07/20	$12,309	$15,010	$14,239
08/20	$12,564	$16,013	$14,772
09/20	$12,394	$15,460	$14,451
10/20	$12,138	$14,985	$14,159
11/20	$12,892	$16,902	$15,290
12/20	$13,129	$17,619	$15,700
01/21	$13,042	$17,444	$15,561
02/21	$13,266	$17,891	$15,710
03/21	$13,626	$18,487	$15,951
04/21	$13,985	$19,346	$16,447
05/21	$14,159	$19,625	$16,612
06/21	$14,184	$19,917	$16,809
07/21	$14,308	$20,274	$17,065
08/21	$14,631	$20,779	$17,307
09/21	$14,060	$19,916	$16,812
10/21	$14,655	$21,044	$17,382
11/21	$14,296	$20,583	$17,168
12/21	$14,830	$21,462	$17,596
01/22	$14,092	$20,326	$16,886
02/22	$13,859	$19,812	$16,556
03/22	$13,988	$20,355	$16,634
04/22	$13,302	$18,663	$15,552
05/22	$13,224	$18,678	$15,600
06/22	$12,538	$17,061	$14,706
07/22	$13,030	$18,415	$15,551
08/22	$12,762	$17,646	$14,982
09/22	$12,086	$16,005	$13,881
10/22	$12,577	$17,154	$14,407
11/22	$12,948	$18,346	$15,230
12/22	$12,616	$17,566	$14,799
01/23	$13,004	$18,810	$15,610
02/23	$12,642	$18,358	$15,223
03/23	$12,911	$18,926	$15,661
04/23	$13,045	$19,257	$15,863
05/23	$12,723	$19,064	$15,699
06/23	$13,139	$20,218	$16,248
07/23	$13,527	$20,897	$16,572
08/23	$13,152	$20,398	$16,290
09/23	$12,656	$19,518	$15,702
10/23	$12,348	$18,952	$15,330
11/23	$13,232	$20,730	$16,467
12/23	$13,914	$21,748	$17,205
01/24	$13,983	$22,009	$17,310
02/24	$14,439	$22,942	$17,656
03/24	$14,798	$23,679	$18,068
04/24	$14,093	$22,800	$17,483
05/24	$14,618	$23,819	$18,069
06/24	$14,950	$24,306	$18,358
07/24	$15,088	$24,734	$18,573
08/24	$15,373	$25,388	$18,974
09/24	$15,629	$25,853	$19,285
10/24	$15,387	$25,340	$18,864
11/24	$16,114	$26,503	$19,464
12/24	$15,624	$25,812	$19,030

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	12.29%	5.43%	4.56%
MSCI World Index	18.67%	11.17%	9.95%
Global Asset Allocation Blended Index	10.61%	6.69%	6.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$31,773,746
# of Portfolio Holdings	14
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$169,372

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	14.8%
Vanguard S&P 500 Growth ETF	14.8%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	10.1%
Invesco QQQ Trust Series 1	6.9%
iShares Expanded Tech-Software Sector ETF	6.7%
iShares Russell 2000 ETF	6.2%
Vanguard Mega Cap ETF	6.0%
iShares MSCI Japan ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%

Sector Allocation (% of Net Assets)

Equity Funds	69.5%
Fixed Income	19.4%
Short-Term Investments	9.4%
Commodity	1.9%
Other (includes Short-Term Investments)	-0.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Opportunistic Strategies Portfolio

LCAOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$135	1.27%

How did the Portfolio perform last year and what affected its performance?

  Trending investments, which are most consistent with our overall market views, outperformed in 2024. Outperformance was driven by positioning in the US, including in US growth, US large cap and US mega cap.

  Contrarian investments, which reflect out-of-favor or non-consensus investments to capture inflection points of attractively valued areas of the market, contributed. Positions in the tech-software industry and Europe contributed. Exposure to biotech detracted from performance.

  Diversifying investments, which tend to be uncorrelated to the overall equity market, detracted. Exposure to long-term US Treasuries and copper were detractors.

  Performance contributors included: Vanguard S&P 500 Growth ETF, Vanguard S&P 500 ETF, Invesco QQQ Trust Series I.

  Performance detractors included: Vanguard Long-Term Treasury ETF, United States Copper Index Fund.

  Currency forwards and total return swaps were used during the year and marginally helped performance.

Portfolio Performance

	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
12/14	$10,000	$10,000	$10,000
01/15	$9,810	$9,819	$9,975
02/15	$10,190	$10,394	$10,282
03/15	$10,080	$10,231	$10,203
04/15	$10,120	$10,472	$10,332
05/15	$10,110	$10,507	$10,343
06/15	$9,920	$10,262	$10,153
07/15	$9,970	$10,446	$10,290
08/15	$9,586	$9,755	$9,874
09/15	$9,354	$9,395	$9,688
10/15	$9,838	$10,139	$10,150
11/15	$9,768	$10,088	$10,108
12/15	$9,539	$9,910	$9,986
01/16	$9,150	$9,318	$9,682
02/16	$9,027	$9,249	$9,669
03/16	$9,416	$9,877	$10,085
04/16	$9,580	$10,033	$10,196
05/16	$9,559	$10,089	$10,232
06/16	$9,611	$9,976	$10,235
07/16	$9,949	$10,397	$10,520
08/16	$10,020	$10,405	$10,521
09/16	$10,072	$10,461	$10,552
10/16	$9,898	$10,258	$10,398
11/16	$9,939	$10,405	$10,388
12/16	$10,024	$10,654	$10,544
01/17	$10,273	$10,911	$10,706
02/17	$10,460	$11,213	$10,913
03/17	$10,470	$11,333	$10,982
04/17	$10,585	$11,501	$11,114
05/17	$10,688	$11,745	$11,290
06/17	$10,865	$11,789	$11,311
07/17	$11,094	$12,071	$11,493
08/17	$11,052	$12,088	$11,544
09/17	$11,384	$12,359	$11,678
10/17	$11,551	$12,592	$11,813
11/17	$11,623	$12,865	$11,961
12/17	$11,775	$13,039	$12,081
01/18	$12,267	$13,728	$12,408
02/18	$11,753	$13,159	$12,047
03/18	$11,496	$12,872	$11,918
04/18	$11,575	$13,020	$11,965
05/18	$11,552	$13,102	$12,044
06/18	$11,452	$13,096	$12,034
07/18	$11,709	$13,504	$12,261
08/18	$11,817	$13,672	$12,383
09/18	$11,760	$13,748	$12,394
10/18	$10,897	$12,739	$11,809
11/18	$11,010	$12,885	$11,917
12/18	$10,239	$11,905	$11,478
01/19	$10,876	$12,832	$12,063
02/19	$11,111	$13,218	$12,283
03/19	$11,170	$13,391	$12,473
04/19	$11,406	$13,866	$12,740
05/19	$11,052	$13,066	$12,381
06/19	$11,370	$13,927	$12,926
07/19	$11,476	$13,997	$12,976
08/19	$11,323	$13,710	$12,952
09/19	$11,394	$14,002	$13,086
10/19	$11,476	$14,358	$13,302
11/19	$11,618	$14,758	$13,524
12/19	$11,766	$15,201	$13,769
01/20	$11,778	$15,108	$13,825
02/20	$11,298	$13,832	$13,232
03/20	$10,340	$12,002	$12,203
04/20	$11,143	$13,312	$13,090
05/20	$11,574	$13,955	$13,505
06/20	$11,742	$14,325	$13,762
07/20	$12,053	$15,010	$14,239
08/20	$12,293	$16,013	$14,772
09/20	$12,125	$15,460	$14,451
10/20	$11,873	$14,985	$14,159
11/20	$12,617	$16,902	$15,290
12/20	$12,854	$17,619	$15,700
01/21	$12,756	$17,444	$15,561
02/21	$12,964	$17,891	$15,710
03/21	$13,318	$18,487	$15,951
04/21	$13,672	$19,346	$16,447
05/21	$13,843	$19,625	$16,612
06/21	$13,867	$19,917	$16,809
07/21	$13,977	$20,274	$17,065
08/21	$14,282	$20,779	$17,307
09/21	$13,733	$19,916	$16,812
10/21	$14,306	$21,044	$17,382
11/21	$13,952	$20,583	$17,168
12/21	$14,466	$21,462	$17,596
01/22	$13,755	$20,326	$16,886
02/22	$13,526	$19,812	$16,556
03/22	$13,640	$20,355	$16,634
04/22	$12,966	$18,663	$15,552
05/22	$12,890	$18,678	$15,600
06/22	$12,216	$17,061	$14,706
07/22	$12,699	$18,415	$15,551
08/22	$12,437	$17,646	$14,982
09/22	$11,773	$16,005	$13,881
10/22	$12,242	$17,154	$14,407
11/22	$12,607	$18,346	$15,230
12/22	$12,288	$17,566	$14,799
01/23	$12,656	$18,810	$15,610
02/23	$12,301	$18,358	$15,223
03/23	$12,551	$18,926	$15,661
04/23	$12,682	$19,257	$15,863
05/23	$12,367	$19,064	$15,699
06/23	$12,774	$20,218	$16,248
07/23	$13,155	$20,897	$16,572
08/23	$12,774	$20,398	$16,290
09/23	$12,288	$19,518	$15,702
10/23	$11,986	$18,952	$15,330
11/23	$12,853	$20,730	$16,467
12/23	$13,499	$21,748	$17,205
01/24	$13,566	$22,009	$17,310
02/24	$14,025	$22,942	$17,656
03/24	$14,363	$23,679	$18,068
04/24	$13,661	$22,800	$17,483
05/24	$14,174	$23,819	$18,069
06/24	$14,498	$24,306	$18,358
07/24	$14,633	$24,734	$18,573
08/24	$14,911	$25,388	$18,974
09/24	$15,148	$25,853	$19,285
10/24	$14,911	$25,340	$18,864
11/24	$15,608	$26,503	$19,464
12/24	$15,133	$25,812	$19,030

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	12.11%	5.16%	4.23%
MSCI World Index	18.67%	11.17%	9.95%
Global Asset Allocation Blended Index	10.61%	6.69%	6.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$31,773,746
# of Portfolio Holdings	14
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$169,372

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	14.8%
Vanguard S&P 500 Growth ETF	14.8%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	10.1%
Invesco QQQ Trust Series 1	6.9%
iShares Expanded Tech-Software Sector ETF	6.7%
iShares Russell 2000 ETF	6.2%
Vanguard Mega Cap ETF	6.0%
iShares MSCI Japan ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%

Sector Allocation (% of Net Assets)

Equity Funds	69.5%
Fixed Income	19.4%
Short-Term Investments	9.4%
Commodity	1.9%
Other (includes Short-Term Investments)	-0.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Convertibles Portfolio

CONIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.75%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the lowest credit-rated names detracted from performance, particularly in telecommunications and solar installation as credit-linked names rallied during the year, supported by a strong US economy.

  Overweight exposure to consumer linked names in cruise operators, live entertainment and travel booking services added to relative performance as the spending on leisure services remained robust.

  In the fourth quarter, underweight positions in fintech, defense and aeronautics hurt relative performance, as the market priced in a more supportive environment for these sectors due to an upcoming change in the US administration.

  Security selection in healthcare and semiconductors detracted from performance.

  An overweight to oil in the first part of the year and an overall underweight to steel benefited relative performance.

  Use of derivatives was a marginally positive contributor to relative performance, with gains from long equity index futures outweighing losses from long bond futures (which were used to increase duration).

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,310	$10,580
02/23	$10,370	$10,057	$10,444
03/23	$10,433	$10,293	$10,375
04/23	$10,282	$10,356	$10,230
05/23	$10,373	$10,248	$10,320
06/23	$10,909	$10,232	$10,855
07/23	$11,151	$10,243	$11,151
08/23	$10,778	$10,181	$10,863
09/23	$10,466	$9,938	$10,580
10/23	$9,970	$9,789	$10,115
11/23	$10,516	$10,229	$10,642
12/23	$11,062	$10,617	$11,298
01/24	$10,927	$10,592	$11,167
02/24	$10,938	$10,465	$11,301
03/24	$11,116	$10,568	$11,563
04/24	$10,740	$10,321	$11,161
05/24	$10,886	$10,492	$11,433
06/24	$11,077	$10,588	$11,527
07/24	$11,182	$10,828	$11,749
08/24	$11,350	$10,988	$11,903
09/24	$11,506	$11,139	$12,134
10/24	$11,485	$10,886	$12,236
11/24	$12,161	$11,000	$13,065
12/24	$11,644	$10,834	$12,545

Average Annual Total Returns (%)

	1 Year	Since Inception 12/30/22
Institutional Shares	5.25%	7.89%
US Universal Index	2.04%	4.09%
ICE BofA US Convertible Index	11.14%	12.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$13,007,916
# of Portfolio Holdings	81
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Live Nation Entertainment, Inc. 2.875% due 01/15/30	3.3%
Boeing Co. 6.000% due 10/15/27	3.0%
MicroStrategy, Inc. 0.625% due 03/15/30	2.8%
Bank of America Corp.	2.7%
Uber Technologies, Inc. 0.000% due 12/15/25	2.3%
Palo Alto Networks, Inc. 0.375% due 06/01/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.0%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%

Sector Allocation (% of Net Assets)

Information Technology	21.3%
Communication Services	19.1%
Consumer Staples	14.7%
Consumer Discretionary	14.2%
Financials	11.5%
Utilities	7.6%
Industrials	7.1%
Energy	1.6%
Materials	0.8%
Other (includes Short-Term Investments)	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Convertibles Portfolio

CONOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$103	1.00%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the lowest credit-rated names detracted from performance, particularly in telecommunications and solar installation as credit-linked names rallied during the year, supported by a strong US economy.

  Overweight exposure to consumer linked names in cruise operators, live entertainment and travel booking services added to relative performance as the spending on leisure services remained robust.

  In the fourth quarter, underweight positions in fintech, defense and aeronautics hurt relative performance, as the market priced in a more supportive environment for these sectors due to an upcoming change in the US administration.

  Security selection in healthcare and semiconductors detracted from performance.

  An overweight to oil in the first part of the year and an overall underweight to steel benefited relative performance.

  Use of derivatives was a marginally positive contributor to relative performance, with gains from long equity index futures outweighing losses from long bond futures (which were used to increase duration).

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,310	$10,580
02/23	$10,360	$10,057	$10,444
03/23	$10,427	$10,293	$10,375
04/23	$10,276	$10,356	$10,230
05/23	$10,367	$10,248	$10,320
06/23	$10,906	$10,232	$10,855
07/23	$11,138	$10,243	$11,151
08/23	$10,765	$10,181	$10,863
09/23	$10,447	$9,938	$10,580
10/23	$9,952	$9,789	$10,115
11/23	$10,487	$10,229	$10,642
12/23	$11,035	$10,617	$11,298
01/24	$10,900	$10,592	$11,167
02/24	$10,910	$10,465	$11,301
03/24	$11,081	$10,568	$11,563
04/24	$10,706	$10,321	$11,161
05/24	$10,852	$10,492	$11,433
06/24	$11,035	$10,588	$11,527
07/24	$11,140	$10,828	$11,749
08/24	$11,297	$10,988	$11,903
09/24	$11,455	$11,139	$12,134
10/24	$11,434	$10,886	$12,236
11/24	$12,108	$11,000	$13,065
12/24	$11,595	$10,834	$12,545

Average Annual Total Returns (%)

	1 Year	Since Inception 12/30/22
Open Shares	5.08%	7.67%
US Universal Index	2.04%	4.09%
ICE BofA US Convertible Index	11.14%	12.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$13,007,916
# of Portfolio Holdings	81
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Live Nation Entertainment, Inc. 2.875% due 01/15/30	3.3%
Boeing Co. 6.000% due 10/15/27	3.0%
MicroStrategy, Inc. 0.625% due 03/15/30	2.8%
Bank of America Corp.	2.7%
Uber Technologies, Inc. 0.000% due 12/15/25	2.3%
Palo Alto Networks, Inc. 0.375% due 06/01/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.0%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%

Sector Allocation (% of Net Assets)

Information Technology	21.3%
Communication Services	19.1%
Consumer Staples	14.7%
Consumer Discretionary	14.2%
Financials	11.5%
Utilities	7.6%
Industrials	7.1%
Energy	1.6%
Materials	0.8%
Other (includes Short-Term Investments)	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

LEVIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.91%

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Portfolio Performance

	Institutional Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,799	$9,700
02/15	$10,343	$10,258
03/15	$10,321	$10,096
04/15	$10,231	$10,193
05/15	$10,529	$10,324
06/15	$10,380	$10,124
07/15	$10,671	$10,336
08/15	$10,037	$9,713
09/15	$10,007	$9,473
10/15	$10,723	$10,273
11/15	$10,589	$10,304
12/15	$10,700	$10,141
01/16	$10,112	$9,638
02/16	$10,236	$9,625
03/16	$10,832	$10,278
04/16	$10,747	$10,318
05/16	$10,979	$10,504
06/16	$10,955	$10,531
07/16	$11,698	$10,920
08/16	$11,719	$10,935
09/16	$11,781	$10,937
10/16	$11,268	$10,738
11/16	$11,377	$11,135
12/16	$11,489	$11,356
01/17	$11,757	$11,572
02/17	$12,089	$12,031
03/17	$12,187	$12,045
04/17	$12,406	$12,169
05/17	$12,495	$12,341
06/17	$12,373	$12,418
07/17	$12,455	$12,673
08/17	$12,511	$12,712
09/17	$12,568	$12,974
10/17	$12,893	$13,277
11/17	$13,128	$13,684
12/17	$13,269	$13,836
01/18	$13,954	$14,628
02/18	$13,599	$14,089
03/18	$13,321	$13,731
04/18	$13,122	$13,784
05/18	$13,503	$14,116
06/18	$13,616	$14,203
07/18	$13,902	$14,731
08/18	$14,276	$15,211
09/18	$14,285	$15,298
10/18	$13,178	$14,251
11/18	$13,639	$14,542
12/18	$12,464	$13,229
01/19	$13,441	$14,289
02/19	$14,050	$14,748
03/19	$14,417	$15,035
04/19	$14,852	$15,643
05/19	$14,059	$14,649
06/19	$15,162	$15,682
07/19	$15,684	$15,907
08/19	$15,529	$15,656
09/19	$15,674	$15,949
10/19	$15,616	$16,295
11/19	$15,906	$16,886
12/19	$16,418	$17,396
01/20	$16,720	$17,390
02/20	$15,238	$15,958
03/20	$13,074	$13,987
04/20	$14,507	$15,780
05/20	$15,277	$16,532
06/20	$15,209	$16,861
07/20	$15,677	$17,812
08/20	$16,466	$19,092
09/20	$16,242	$18,367
10/20	$15,950	$17,878
11/20	$17,529	$19,836
12/20	$17,892	$20,598
01/21	$17,605	$20,390
02/21	$18,596	$20,952
03/21	$19,488	$21,869
04/21	$20,737	$23,037
05/21	$20,479	$23,197
06/21	$20,727	$23,738
07/21	$21,262	$24,303
08/21	$21,663	$25,042
09/21	$20,771	$23,877
10/21	$21,783	$25,551
11/21	$21,332	$25,375
12/21	$22,548	$26,512
01/22	$21,232	$25,141
02/22	$20,603	$24,388
03/22	$21,232	$25,294
04/22	$20,087	$23,088
05/22	$19,778	$23,130
06/22	$18,256	$21,222
07/22	$19,973	$23,179
08/22	$18,775	$22,234
09/22	$17,002	$20,186
10/22	$17,982	$21,820
11/22	$18,962	$23,040
12/22	$18,063	$21,713
01/23	$19,605	$23,076
02/23	$18,950	$22,513
03/23	$19,654	$23,339
04/23	$19,690	$23,704
05/23	$19,399	$23,806
06/23	$20,625	$25,379
07/23	$20,686	$26,194
08/23	$19,923	$25,777
09/23	$18,914	$24,548
10/23	$18,124	$24,032
11/23	$19,923	$26,226
12/23	$21,009	$27,417
01/24	$20,664	$27,878
02/24	$21,132	$29,366
03/24	$21,747	$30,312
04/24	$20,443	$29,075
05/24	$20,812	$30,517
06/24	$21,648	$31,592
07/24	$22,091	$31,976
08/24	$23,444	$32,752
09/24	$23,862	$33,451
10/24	$23,764	$33,148
11/24	$24,354	$35,094
12/24	$23,252	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	10.68%	7.21%	8.80%
S&P 500 Index	25.02%	14.53%	13.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Sector Allocation (% of Net Assets)

Information Technology	29.3%
Financials	23.6%
Consumer Discretionary	18.1%
Health Care	14.8%
Industrials	9.1%
Real Estate	3.7%
Other (includes Short-Term Investments)	1.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.85% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

LEVOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$120	1.14%

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Portfolio Performance

	Open Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,793	$9,700
02/15	$10,333	$10,258
03/15	$10,304	$10,096
04/15	$10,222	$10,193
05/15	$10,511	$10,324
06/15	$10,356	$10,124
07/15	$10,652	$10,336
08/15	$10,015	$9,713
09/15	$9,985	$9,473
10/15	$10,696	$10,273
11/15	$10,556	$10,304
12/15	$10,667	$10,141
01/16	$10,077	$9,638
02/16	$10,200	$9,625
03/16	$10,790	$10,278
04/16	$10,706	$10,318
05/16	$10,936	$10,504
06/16	$10,905	$10,531
07/16	$11,641	$10,920
08/16	$11,661	$10,935
09/16	$11,715	$10,937
10/16	$11,215	$10,738
11/16	$11,315	$11,135
12/16	$11,420	$11,356
01/17	$11,685	$11,572
02/17	$12,014	$12,031
03/17	$12,102	$12,045
04/17	$12,326	$12,169
05/17	$12,406	$12,341
06/17	$12,286	$12,418
07/17	$12,366	$12,673
08/17	$12,422	$12,712
09/17	$12,470	$12,974
10/17	$12,783	$13,277
11/17	$13,015	$13,684
12/17	$13,158	$13,836
01/18	$13,824	$14,628
02/18	$13,483	$14,089
03/18	$13,192	$13,731
04/18	$12,996	$13,784
05/18	$13,372	$14,116
06/18	$13,483	$14,203
07/18	$13,764	$14,731
08/18	$14,123	$15,211
09/18	$14,141	$15,298
10/18	$13,034	$14,251
11/18	$13,487	$14,542
12/18	$12,322	$13,229
01/19	$13,290	$14,289
02/19	$13,878	$14,748
03/19	$14,248	$15,035
04/19	$14,675	$15,643
05/19	$13,878	$14,649
06/19	$14,969	$15,682
07/19	$15,481	$15,907
08/19	$15,329	$15,656
09/19	$15,471	$15,949
10/19	$15,396	$16,295
11/19	$15,690	$16,886
12/19	$16,194	$17,396
01/20	$16,480	$17,390
02/20	$15,021	$15,958
03/20	$12,884	$13,987
04/20	$14,286	$15,780
05/20	$15,040	$16,532
06/20	$14,973	$16,861
07/20	$15,431	$17,812
08/20	$16,203	$19,092
09/20	$15,984	$18,367
10/20	$15,688	$17,878
11/20	$17,243	$19,836
12/20	$17,591	$20,598
01/21	$17,310	$20,390
02/21	$18,277	$20,952
03/21	$19,157	$21,869
04/21	$20,376	$23,037
05/21	$20,115	$23,197
06/21	$20,347	$23,738
07/21	$20,879	$24,303
08/21	$21,260	$25,042
09/21	$20,389	$23,877
10/21	$21,377	$25,551
11/21	$20,927	$25,375
12/21	$22,115	$26,512
01/22	$20,813	$25,141
02/22	$20,201	$24,388
03/22	$20,802	$25,294
04/22	$19,690	$23,088
05/22	$19,378	$23,130
06/22	$17,877	$21,222
07/22	$19,556	$23,179
08/22	$18,381	$22,234
09/22	$16,635	$20,186
10/22	$17,599	$21,820
11/22	$18,551	$23,040
12/22	$17,675	$21,713
01/23	$19,169	$23,076
02/23	$18,534	$22,513
03/23	$19,216	$23,339
04/23	$19,240	$23,704
05/23	$18,946	$23,806
06/23	$20,145	$25,379
07/23	$20,204	$26,194
08/23	$19,453	$25,777
09/23	$18,464	$24,548
10/23	$17,699	$24,032
11/23	$19,440	$26,226
12/23	$20,507	$27,417
01/24	$20,154	$27,878
02/24	$20,624	$29,366
03/24	$21,213	$30,312
04/24	$19,942	$29,075
05/24	$20,295	$30,517
06/24	$21,095	$31,592
07/24	$21,519	$31,976
08/24	$22,838	$32,752
09/24	$23,238	$33,451
10/24	$23,120	$33,148
11/24	$23,709	$35,094
12/24	$22,635	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	10.38%	6.93%	8.51%
S&P 500 Index	25.02%	14.53%	13.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Sector Allocation (% of Net Assets)

Information Technology	29.3%
Financials	23.6%
Consumer Discretionary	18.1%
Health Care	14.8%
Industrials	9.1%
Real Estate	3.7%
Other (includes Short-Term Investments)	1.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

RLUEX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$96	0.90%

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Portfolio Performance

	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,010,050
12/16	$1,001,730	$1,030,049
01/17	$1,025,042	$1,049,620
02/17	$1,054,713	$1,091,290
03/17	$1,062,484	$1,092,599
04/17	$1,082,264	$1,103,853
05/17	$1,089,328	$1,119,417
06/17	$1,079,438	$1,126,358
07/17	$1,086,502	$1,149,561
08/17	$1,091,457	$1,153,080
09/17	$1,096,402	$1,176,833
10/17	$1,123,953	$1,204,295
11/17	$1,144,440	$1,241,230
12/17	$1,157,203	$1,255,032
01/18	$1,216,798	$1,326,887
02/18	$1,185,869	$1,277,982
03/18	$1,161,729	$1,245,505
04/18	$1,144,378	$1,250,284
05/18	$1,177,570	$1,280,393
06/18	$1,187,377	$1,288,274
07/18	$1,212,271	$1,336,198
08/18	$1,244,808	$1,379,758
09/18	$1,246,349	$1,387,622
10/18	$1,149,290	$1,292,709
11/18	$1,189,346	$1,319,080
12/18	$1,086,833	$1,199,967
01/19	$1,172,635	$1,296,128
02/19	$1,224,790	$1,337,744
03/19	$1,257,596	$1,363,739
04/19	$1,295,451	$1,418,957
05/19	$1,225,631	$1,328,785
06/19	$1,322,369	$1,422,432
07/19	$1,367,794	$1,442,916
08/19	$1,354,335	$1,420,117
09/19	$1,366,953	$1,446,674
10/19	$1,361,064	$1,478,066
11/19	$1,387,142	$1,531,720
12/19	$1,432,332	$1,577,978
01/20	$1,458,621	$1,577,363
02/20	$1,328,872	$1,447,514
03/20	$1,139,760	$1,268,732
04/20	$1,265,269	$1,431,371
05/20	$1,331,416	$1,499,547
06/20	$1,326,328	$1,529,388
07/20	$1,367,033	$1,615,645
08/20	$1,435,726	$1,731,810
09/20	$1,416,221	$1,666,001
10/20	$1,390,780	$1,621,686
11/20	$1,528,162	$1,799,260
12/20	$1,559,742	$1,868,352
01/21	$1,535,600	$1,849,489
02/21	$1,620,959	$1,900,479
03/21	$1,699,421	$1,983,713
04/21	$1,808,059	$2,089,581
05/21	$1,785,642	$2,104,176
06/21	$1,807,197	$2,153,203
07/21	$1,853,757	$2,204,449
08/21	$1,888,587	$2,271,465
09/21	$1,811,858	$2,165,842
10/21	$1,899,922	$2,317,667
11/21	$1,859,814	$2,301,675
12/21	$1,966,253	$2,404,790
01/22	$1,850,826	$2,280,463
02/22	$1,797,092	$2,212,182
03/22	$1,850,826	$2,294,320
04/22	$1,752,314	$2,094,251
05/22	$1,724,452	$2,098,093
06/22	$1,592,108	$1,925,000
07/22	$1,741,368	$2,102,485
08/22	$1,637,244	$2,016,742
09/22	$1,482,040	$1,831,003
10/22	$1,568,264	$1,979,243
11/22	$1,653,474	$2,089,883
12/22	$1,575,212	$1,969,506
01/23	$1,709,206	$2,093,191
02/23	$1,652,232	$2,042,117
03/23	$1,719,756	$2,117,062
04/23	$1,722,922	$2,150,089
05/23	$1,696,545	$2,159,334
06/23	$1,804,162	$2,302,066
07/23	$1,809,437	$2,376,020
08/23	$1,743,124	$2,338,190
09/23	$1,655,554	$2,226,710
10/23	$1,585,734	$2,179,890
11/23	$1,743,124	$2,378,914
12/23	$1,838,806	$2,486,916
01/24	$1,806,919	$2,528,697
02/24	$1,849,435	$2,663,729
03/24	$1,902,580	$2,749,501
04/24	$1,815,423	$2,637,321
05/24	$1,849,435	$2,768,133
06/24	$1,923,838	$2,865,608
07/24	$1,964,228	$2,900,489
08/24	$2,083,272	$2,970,846
09/24	$2,119,410	$3,034,294
10/24	$2,110,907	$3,006,778
11/24	$2,166,178	$3,183,279
12/24	$2,068,044	$3,107,395

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	12.47%	7.62%	9.35%
S&P 500 Index	25.02%	14.53%	14.96%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Sector Allocation (% of Net Assets)

Information Technology	29.3%
Financials	23.6%
Consumer Discretionary	18.1%
Health Care	14.8%
Industrials	9.1%
Real Estate	3.7%
Other (includes Short-Term Investments)	1.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.80% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

LZUSX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Portfolio Performance

	Institutional Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,549	$9,700
02/15	$10,097	$10,258
03/15	$9,976	$10,096
04/15	$10,008	$10,193
05/15	$10,153	$10,324
06/15	$9,984	$10,124
07/15	$10,088	$10,336
08/15	$9,458	$9,713
09/15	$9,208	$9,473
10/15	$9,844	$10,273
11/15	$9,724	$10,304
12/15	$9,525	$10,141
01/16	$8,970	$9,638
02/16	$8,926	$9,625
03/16	$9,560	$10,278
04/16	$9,499	$10,318
05/16	$9,716	$10,504
06/16	$9,577	$10,531
07/16	$10,046	$10,920
08/16	$10,152	$10,935
09/16	$10,206	$10,937
10/16	$9,911	$10,738
11/16	$10,259	$11,135
12/16	$10,449	$11,356
01/17	$10,665	$11,572
02/17	$11,006	$12,031
03/17	$11,060	$12,045
04/17	$11,195	$12,169
05/17	$11,258	$12,341
06/17	$11,276	$12,418
07/17	$11,465	$12,673
08/17	$11,464	$12,712
09/17	$11,741	$12,974
10/17	$11,916	$13,277
11/17	$12,202	$13,684
12/17	$12,348	$13,836
01/18	$13,063	$14,628
02/18	$12,656	$14,089
03/18	$12,388	$13,731
04/18	$12,398	$13,784
05/18	$12,686	$14,116
06/18	$12,706	$14,203
07/18	$13,232	$14,731
08/18	$13,653	$15,211
09/18	$13,754	$15,298
10/18	$12,860	$14,251
11/18	$13,124	$14,542
12/18	$11,963	$13,229
01/19	$12,793	$14,289
02/19	$13,331	$14,748
03/19	$13,541	$15,035
04/19	$14,056	$15,643
05/19	$13,296	$14,649
06/19	$14,185	$15,682
07/19	$14,477	$15,907
08/19	$14,313	$15,656
09/19	$14,547	$15,949
10/19	$14,769	$16,295
11/19	$15,272	$16,886
12/19	$15,751	$17,396
01/20	$16,000	$17,390
02/20	$14,638	$15,958
03/20	$12,596	$13,987
04/20	$14,246	$15,780
05/20	$14,940	$16,532
06/20	$15,031	$16,861
07/20	$15,764	$17,812
08/20	$16,883	$19,092
09/20	$16,405	$18,367
10/20	$16,020	$17,878
11/20	$17,747	$19,836
12/20	$18,475	$20,598
01/21	$18,129	$20,390
02/21	$18,889	$20,952
03/21	$19,870	$21,869
04/21	$21,141	$23,037
05/21	$21,280	$23,197
06/21	$21,570	$23,738
07/21	$22,247	$24,303
08/21	$22,733	$25,042
09/21	$21,871	$23,877
10/21	$23,341	$25,551
11/21	$22,578	$25,375
12/21	$23,529	$26,512
01/22	$22,211	$25,141
02/22	$21,845	$24,388
03/22	$22,460	$25,294
04/22	$20,835	$23,088
05/22	$20,556	$23,130
06/22	$19,268	$21,222
07/22	$20,937	$23,179
08/22	$19,976	$22,234
09/22	$18,184	$20,186
10/22	$19,551	$21,820
11/22	$20,696	$23,040
12/22	$19,542	$21,713
01/23	$20,625	$23,076
02/23	$19,843	$22,513
03/23	$20,444	$23,339
04/23	$20,745	$23,704
05/23	$20,730	$23,806
06/23	$21,783	$25,379
07/23	$22,340	$26,194
08/23	$21,889	$25,777
09/23	$20,941	$24,548
10/23	$20,550	$24,032
11/23	$22,415	$26,226
12/23	$23,406	$27,417
01/24	$23,634	$27,878
02/24	$24,653	$29,366
03/24	$25,139	$30,312
04/24	$24,242	$29,075
05/24	$24,972	$30,517
06/24	$25,611	$31,592
07/24	$26,341	$31,976
08/24	$26,648	$32,752
09/24	$26,862	$33,451
10/24	$26,313	$33,148
11/24	$27,547	$35,094
12/24	$26,712	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	14.13%	11.14%	10.32%
S&P 500 Index	25.02%	14.53%	13.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Sector Allocation (% of Net Assets)

Information Technology	29.0%
Financials	22.0%
Health Care	12.1%
Consumer Discretionary	11.1%
Industrials	11.1%
Communication Services	4.9%
Real Estate	4.1%
Energy	2.6%
Other (includes Short-Term Investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

LZUOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$102	0.95%

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Portfolio Performance

	Open Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,543	$9,700
02/15	$10,088	$10,258
03/15	$9,960	$10,096
04/15	$9,992	$10,193
05/15	$10,136	$10,324
06/15	$9,968	$10,124
07/15	$10,064	$10,336
08/15	$9,428	$9,713
09/15	$9,188	$9,473
10/15	$9,813	$10,273
11/15	$9,693	$10,304
12/15	$9,489	$10,141
01/16	$8,938	$9,638
02/16	$8,895	$9,625
03/16	$9,515	$10,278
04/16	$9,455	$10,318
05/16	$9,670	$10,504
06/16	$9,532	$10,531
07/16	$9,989	$10,920
08/16	$10,094	$10,935
09/16	$10,147	$10,937
10/16	$9,847	$10,738
11/16	$10,192	$11,135
12/16	$10,387	$11,356
01/17	$10,591	$11,572
02/17	$10,929	$12,031
03/17	$10,974	$12,045
04/17	$11,107	$12,169
05/17	$11,169	$12,341
06/17	$11,187	$12,418
07/17	$11,365	$12,673
08/17	$11,365	$12,712
09/17	$11,638	$12,974
10/17	$11,812	$13,277
11/17	$12,086	$13,684
12/17	$12,230	$13,836
01/18	$12,936	$14,628
02/18	$12,524	$14,089
03/18	$12,260	$13,731
04/18	$12,269	$13,784
05/18	$12,544	$14,116
06/18	$12,573	$14,203
07/18	$13,083	$14,731
08/18	$13,488	$15,211
09/18	$13,598	$15,298
10/18	$12,705	$14,251
11/18	$12,966	$14,542
12/18	$11,814	$13,229
01/19	$12,630	$14,289
02/19	$13,159	$14,748
03/19	$13,366	$15,035
04/19	$13,860	$15,643
05/19	$13,113	$14,649
06/19	$13,986	$15,682
07/19	$14,274	$15,907
08/19	$14,101	$15,656
09/19	$14,331	$15,949
10/19	$14,538	$16,295
11/19	$15,044	$16,886
12/19	$15,506	$17,396
01/20	$15,750	$17,390
02/20	$14,403	$15,958
03/20	$12,389	$13,987
04/20	$14,005	$15,780
05/20	$14,685	$16,532
06/20	$14,788	$16,861
07/20	$15,493	$17,812
08/20	$16,589	$19,092
09/20	$16,121	$18,367
10/20	$15,743	$17,878
11/20	$17,435	$19,836
12/20	$18,155	$20,598
01/21	$17,804	$20,390
02/21	$18,546	$20,952
03/21	$19,491	$21,869
04/21	$20,747	$23,037
05/21	$20,882	$23,197
06/21	$21,165	$23,738
07/21	$21,813	$24,303
08/21	$22,288	$25,042
09/21	$21,432	$23,877
10/21	$22,881	$25,551
11/21	$22,122	$25,375
12/21	$23,049	$26,512
01/22	$21,751	$25,141
02/22	$21,380	$24,388
03/22	$21,994	$25,294
04/22	$20,396	$23,088
05/22	$20,125	$23,130
06/22	$18,842	$21,222
07/22	$20,482	$23,179
08/22	$19,532	$22,234
09/22	$17,786	$20,186
10/22	$19,102	$21,820
11/22	$20,219	$23,040
12/22	$19,089	$21,713
01/23	$20,156	$23,076
02/23	$19,381	$22,513
03/23	$19,966	$23,339
04/23	$20,258	$23,704
05/23	$20,229	$23,806
06/23	$21,252	$25,379
07/23	$21,793	$26,194
08/23	$21,354	$25,777
09/23	$20,419	$24,548
10/23	$20,039	$24,032
11/23	$21,851	$26,226
12/23	$22,816	$27,417
01/24	$23,037	$27,878
02/24	$24,010	$29,366
03/24	$24,481	$30,312
04/24	$23,597	$29,075
05/24	$24,319	$30,517
06/24	$24,938	$31,592
07/24	$25,646	$31,976
08/24	$25,929	$32,752
09/24	$26,136	$33,451
10/24	$25,604	$33,148
11/24	$26,786	$35,094
12/24	$25,970	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	13.83%	10.87%	10.01%
S&P 500 Index	25.02%	14.53%	13.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Sector Allocation (% of Net Assets)

Information Technology	29.0%
Financials	22.0%
Health Care	12.1%
Consumer Discretionary	11.1%
Industrials	11.1%
Communication Services	4.9%
Real Estate	4.1%
Energy	2.6%
Other (includes Short-Term Investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

RLUSX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Portfolio Performance

	R6 Shares	S&P 500 Index
12/14	$1,000,000	$1,000,000
01/15	$954,948	$970,000
02/15	$1,009,654	$1,025,775
03/15	$997,586	$1,009,568
04/15	$1,000,805	$1,019,260
05/15	$1,015,286	$1,032,408
06/15	$998,391	$1,012,379
07/15	$1,008,850	$1,033,639
08/15	$945,799	$971,311
09/15	$920,846	$947,319
10/15	$984,435	$1,027,273
11/15	$972,361	$1,030,355
12/15	$952,224	$1,014,075
01/16	$897,489	$963,777
02/16	$893,145	$962,524
03/16	$955,699	$1,027,784
04/16	$953,093	$1,031,792
05/16	$972,207	$1,050,364
06/16	$958,306	$1,053,095
07/16	$1,005,222	$1,091,954
08/16	$1,015,816	$1,093,483
09/16	$1,021,167	$1,093,702
10/16	$991,736	$1,073,796
11/16	$1,026,519	$1,113,527
12/16	$1,045,648	$1,135,575
01/17	$1,067,226	$1,157,151
02/17	$1,102,291	$1,203,089
03/17	$1,106,786	$1,204,533
04/17	$1,120,273	$1,216,940
05/17	$1,127,465	$1,234,099
06/17	$1,128,365	$1,241,750
07/17	$1,147,246	$1,267,330
08/17	$1,147,208	$1,271,210
09/17	$1,174,896	$1,297,397
10/17	$1,192,432	$1,327,671
11/17	$1,221,043	$1,368,391
12/17	$1,235,579	$1,383,606
01/18	$1,307,149	$1,462,823
02/18	$1,266,394	$1,408,908
03/18	$1,239,555	$1,373,103
04/18	$1,241,543	$1,378,372
05/18	$1,269,376	$1,411,566
06/18	$1,272,358	$1,420,254
07/18	$1,325,042	$1,473,088
08/18	$1,366,128	$1,521,110
09/18	$1,377,318	$1,529,781
10/18	$1,286,785	$1,425,144
11/18	$1,313,233	$1,454,217
12/18	$1,196,868	$1,322,901
01/19	$1,279,935	$1,428,913
02/19	$1,334,923	$1,474,792
03/19	$1,355,982	$1,503,450
04/19	$1,406,291	$1,564,325
05/19	$1,331,413	$1,464,915
06/19	$1,420,330	$1,568,157
07/19	$1,449,579	$1,590,738
08/19	$1,432,030	$1,565,605
09/19	$1,456,599	$1,594,881
10/19	$1,477,658	$1,629,490
11/19	$1,527,966	$1,688,641
12/19	$1,577,052	$1,739,638
01/20	$1,601,939	$1,738,959
02/20	$1,464,405	$1,595,808
03/20	$1,260,069	$1,398,710
04/20	$1,425,110	$1,578,011
05/20	$1,494,531	$1,653,171
06/20	$1,505,010	$1,686,069
07/20	$1,577,052	$1,781,164
08/20	$1,688,956	$1,909,229
09/20	$1,641,118	$1,836,679
10/20	$1,603,911	$1,787,823
11/20	$1,776,660	$1,983,589
12/20	$1,849,539	$2,059,759
01/21	$1,814,981	$2,038,964
02/21	$1,891,009	$2,095,178
03/21	$1,987,771	$2,186,939
04/21	$2,114,944	$2,303,653
05/21	$2,130,149	$2,319,743
06/21	$2,159,178	$2,373,793
07/21	$2,226,911	$2,430,289
08/21	$2,275,558	$2,504,170
09/21	$2,189,341	$2,387,726
10/21	$2,336,334	$2,555,106
11/21	$2,258,597	$2,537,475
12/21	$2,355,120	$2,651,154
01/22	$2,223,304	$2,514,090
02/22	$2,185,224	$2,438,814
03/22	$2,248,203	$2,529,366
04/22	$2,085,629	$2,308,801
05/22	$2,057,801	$2,313,037
06/22	$1,927,449	$2,122,211
07/22	$2,095,881	$2,317,879
08/22	$1,999,792	$2,223,352
09/22	$1,820,531	$2,018,584
10/22	$1,955,712	$2,182,011
11/22	$2,071,791	$2,303,986
12/22	$1,954,799	$2,171,276
01/23	$2,064,653	$2,307,632
02/23	$1,986,401	$2,251,326
03/23	$2,046,595	$2,333,950
04/23	$2,076,692	$2,370,359
05/23	$2,073,682	$2,380,552
06/23	$2,179,022	$2,537,906
07/23	$2,234,701	$2,619,436
08/23	$2,189,556	$2,577,731
09/23	$2,096,255	$2,454,830
10/23	$2,057,129	$2,403,214
11/23	$2,243,730	$2,622,627
12/23	$2,341,301	$2,741,694
01/24	$2,365,642	$2,787,755
02/24	$2,467,570	$2,936,621
03/24	$2,514,731	$3,031,180
04/24	$2,424,974	$2,907,508
05/24	$2,499,518	$3,051,720
06/24	$2,563,413	$3,159,182
07/24	$2,636,436	$3,197,637
08/24	$2,667,202	$3,275,201
09/24	$2,688,539	$3,345,150
10/24	$2,633,671	$3,314,814
11/24	$2,757,124	$3,509,397
12/24	$2,673,603	$3,425,739

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
R6 Shares	14.19%	11.13%	10.33%
S&P 500 Index	25.02%	14.53%	13.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Sector Allocation (% of Net Assets)

Information Technology	29.0%
Financials	22.0%
Health Care	12.1%
Consumer Discretionary	11.1%
Industrials	11.1%
Communication Services	4.9%
Real Estate	4.1%
Energy	2.6%
Other (includes Short-Term Investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

LZHYX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.55%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
12/14	$10,000	$10,000	$10,000
01/15	$10,083	$10,190	$10,069
02/15	$10,289	$10,131	$10,309
03/15	$10,249	$10,173	$10,254
04/15	$10,332	$10,161	$10,377
05/15	$10,373	$10,143	$10,408
06/15	$10,249	$10,030	$10,249
07/15	$10,270	$10,088	$10,186
08/15	$10,143	$10,059	$10,007
09/15	$9,933	$10,098	$9,747
10/15	$10,249	$10,130	$10,013
11/15	$10,100	$10,093	$9,788
12/15	$9,929	$10,043	$9,536
01/16	$9,906	$10,154	$9,385
02/16	$9,991	$10,226	$9,429
03/16	$10,226	$10,351	$9,845
04/16	$10,419	$10,422	$10,239
05/16	$10,417	$10,430	$10,313
06/16	$10,502	$10,614	$10,424
07/16	$10,676	$10,701	$10,688
08/16	$10,828	$10,713	$10,926
09/16	$10,848	$10,715	$10,996
10/16	$10,845	$10,644	$11,031
11/16	$10,799	$10,405	$10,987
12/16	$10,931	$10,436	$11,203
01/17	$10,996	$10,472	$11,354
02/17	$11,107	$10,553	$11,531
03/17	$11,083	$10,550	$11,507
04/17	$11,216	$10,637	$11,637
05/17	$11,282	$10,719	$11,741
06/17	$11,278	$10,710	$11,754
07/17	$11,367	$10,764	$11,889
08/17	$11,386	$10,856	$11,886
09/17	$11,452	$10,818	$11,993
10/17	$11,471	$10,831	$12,039
11/17	$11,467	$10,815	$12,007
12/17	$11,487	$10,863	$12,042
01/18	$11,483	$10,758	$12,119
02/18	$11,361	$10,656	$12,006
03/18	$11,310	$10,710	$11,932
04/18	$11,329	$10,638	$12,011
05/18	$11,302	$10,696	$12,009
06/18	$11,322	$10,681	$12,051
07/18	$11,414	$10,703	$12,186
08/18	$11,507	$10,756	$12,274
09/18	$11,551	$10,710	$12,345
10/18	$11,377	$10,620	$12,143
11/18	$11,348	$10,668	$12,033
12/18	$11,173	$10,835	$11,769
01/19	$11,662	$10,984	$12,310
02/19	$11,832	$10,996	$12,517
03/19	$11,952	$11,195	$12,640
04/19	$12,073	$11,210	$12,817
05/19	$11,944	$11,382	$12,654
06/19	$12,241	$11,543	$12,964
07/19	$12,286	$11,578	$13,031
08/19	$12,382	$11,840	$13,082
09/19	$12,428	$11,788	$13,123
10/19	$12,472	$11,826	$13,153
11/19	$12,542	$11,824	$13,189
12/19	$12,664	$11,842	$13,465
01/20	$12,682	$12,054	$13,466
02/20	$12,494	$12,235	$13,257
03/20	$11,423	$11,996	$11,698
04/20	$11,859	$12,236	$12,143
05/20	$12,322	$12,350	$12,698
06/20	$12,314	$12,453	$12,822
07/20	$12,805	$12,672	$13,434
08/20	$12,902	$12,599	$13,567
09/20	$12,761	$12,576	$13,425
10/20	$12,805	$12,531	$13,488
11/20	$13,162	$12,695	$14,028
12/20	$13,291	$12,739	$14,295
01/21	$13,294	$12,659	$14,350
02/21	$13,283	$12,495	$14,400
03/21	$13,298	$12,350	$14,425
04/21	$13,388	$12,454	$14,583
05/21	$13,416	$12,501	$14,625
06/21	$13,539	$12,592	$14,825
07/21	$13,600	$12,719	$14,877
08/21	$13,661	$12,710	$14,959
09/21	$13,632	$12,602	$14,964
10/21	$13,561	$12,591	$14,937
11/21	$13,435	$12,607	$14,784
12/21	$13,671	$12,598	$15,062
01/22	$13,273	$12,322	$14,648
02/22	$13,182	$12,154	$14,516
03/22	$13,027	$11,828	$14,382
04/22	$12,563	$11,387	$13,859
05/22	$12,738	$11,449	$13,894
06/22	$11,989	$11,221	$12,948
07/22	$12,725	$11,503	$13,728
08/22	$12,287	$11,204	$13,399
09/22	$11,810	$10,721	$12,860
10/22	$12,150	$10,603	$13,226
11/22	$12,367	$10,999	$13,474
12/22	$12,289	$10,961	$13,372
01/23	$12,653	$11,301	$13,895
02/23	$12,429	$11,024	$13,715
03/23	$12,701	$11,282	$13,870
04/23	$12,776	$11,351	$14,004
05/23	$12,638	$11,233	$13,871
06/23	$12,744	$11,216	$14,096
07/23	$12,865	$11,227	$14,297
08/23	$12,838	$11,160	$14,338
09/23	$12,633	$10,893	$14,171
10/23	$12,584	$10,730	$13,996
11/23	$13,169	$11,213	$14,632
12/23	$13,598	$11,638	$15,172
01/24	$13,587	$11,610	$15,175
02/24	$13,526	$11,471	$15,220
03/24	$13,682	$11,584	$15,401
04/24	$13,537	$11,313	$15,247
05/24	$13,661	$11,500	$15,420
06/24	$13,828	$11,606	$15,569
07/24	$14,044	$11,869	$15,874
08/24	$14,261	$12,044	$16,127
09/24	$14,415	$12,209	$16,390
10/24	$14,282	$11,932	$16,300
11/24	$14,436	$12,058	$16,487
12/24	$14,320	$11,876	$16,416

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	5.31%	2.49%	3.66%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.7%
Consumer Discretionary	19.0%
Consumer Staples	17.2%
Energy	15.4%
Industrials	9.5%
Information Technology	4.3%
Financials	3.8%
Utilities	3.6%
Materials	3.4%
Other (includes Short-Term Investments)	2.1%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

LZHOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$82	0.80%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US High Yield Index
12/14	$10,000	$10,000	$10,000
01/15	$10,101	$10,190	$10,069
02/15	$10,284	$10,131	$10,309
03/15	$10,241	$10,173	$10,254
04/15	$10,321	$10,161	$10,377
05/15	$10,360	$10,143	$10,408
06/15	$10,234	$10,030	$10,249
07/15	$10,252	$10,088	$10,186
08/15	$10,145	$10,059	$10,007
09/15	$9,934	$10,098	$9,747
10/15	$10,224	$10,130	$10,013
11/15	$10,074	$10,093	$9,788
12/15	$9,902	$10,043	$9,536
01/16	$9,877	$10,154	$9,385
02/16	$9,980	$10,226	$9,429
03/16	$10,189	$10,351	$9,845
04/16	$10,400	$10,422	$10,239
05/16	$10,396	$10,430	$10,313
06/16	$10,456	$10,614	$10,424
07/16	$10,627	$10,701	$10,688
08/16	$10,774	$10,713	$10,926
09/16	$10,814	$10,715	$10,996
10/16	$10,786	$10,644	$11,031
11/16	$10,738	$10,405	$10,987
12/16	$10,867	$10,436	$11,203
01/17	$10,929	$10,472	$11,354
02/17	$11,037	$10,553	$11,531
03/17	$11,032	$10,550	$11,507
04/17	$11,139	$10,637	$11,637
05/17	$11,201	$10,719	$11,741
06/17	$11,218	$10,710	$11,754
07/17	$11,280	$10,764	$11,889
08/17	$11,296	$10,856	$11,886
09/17	$11,359	$10,818	$11,993
10/17	$11,398	$10,831	$12,039
11/17	$11,368	$10,815	$12,007
12/17	$11,385	$10,863	$12,042
01/18	$11,378	$10,758	$12,119
02/18	$11,256	$10,656	$12,006
03/18	$11,203	$10,710	$11,932
04/18	$11,220	$10,638	$12,011
05/18	$11,190	$10,696	$12,009
06/18	$11,207	$10,681	$12,051
07/18	$11,295	$10,703	$12,186
08/18	$11,384	$10,756	$12,274
09/18	$11,425	$10,710	$12,345
10/18	$11,251	$10,620	$12,143
11/18	$11,220	$10,668	$12,033
12/18	$11,069	$10,835	$11,769
01/19	$11,523	$10,984	$12,310
02/19	$11,688	$10,996	$12,517
03/19	$11,803	$11,195	$12,640
04/19	$11,919	$11,210	$12,817
05/19	$11,814	$11,382	$12,654
06/19	$12,079	$11,543	$12,964
07/19	$12,120	$11,578	$13,031
08/19	$12,212	$11,840	$13,082
09/19	$12,279	$11,788	$13,123
10/19	$12,321	$11,826	$13,153
11/19	$12,362	$11,824	$13,189
12/19	$12,479	$11,842	$13,465
01/20	$12,500	$12,054	$13,466
02/20	$12,333	$12,235	$13,257
03/20	$11,255	$11,996	$11,698
04/20	$11,680	$12,236	$12,143
05/20	$12,131	$12,350	$12,698
06/20	$12,122	$12,453	$12,822
07/20	$12,601	$12,672	$13,434
08/20	$12,693	$12,599	$13,567
09/20	$12,578	$12,576	$13,425
10/20	$12,619	$12,531	$13,488
11/20	$12,946	$12,695	$14,028
12/20	$13,077	$12,739	$14,295
01/21	$13,070	$12,659	$14,350
02/21	$13,058	$12,495	$14,400
03/21	$13,070	$12,350	$14,425
04/21	$13,162	$12,454	$14,583
05/21	$13,187	$12,501	$14,625
06/21	$13,305	$12,592	$14,825
07/21	$13,355	$12,719	$14,877
08/21	$13,412	$12,710	$14,959
09/21	$13,380	$12,602	$14,964
10/21	$13,309	$12,591	$14,937
11/21	$13,183	$12,607	$14,784
12/21	$13,411	$12,598	$15,062
01/22	$13,020	$12,322	$14,648
02/22	$12,929	$12,154	$14,516
03/22	$12,775	$11,828	$14,382
04/22	$12,319	$11,387	$13,859
05/22	$12,481	$11,449	$13,894
06/22	$11,748	$11,221	$12,948
07/22	$12,464	$11,503	$13,728
08/22	$12,034	$11,204	$13,399
09/22	$11,560	$10,721	$12,860
10/22	$11,895	$10,603	$13,226
11/22	$12,105	$10,999	$13,474
12/22	$12,026	$10,961	$13,372
01/23	$12,379	$11,301	$13,895
02/23	$12,151	$11,024	$13,715
03/23	$12,421	$11,282	$13,870
04/23	$12,492	$11,351	$14,004
05/23	$12,355	$11,233	$13,871
06/23	$12,455	$11,216	$14,096
07/23	$12,571	$11,227	$14,297
08/23	$12,535	$11,160	$14,338
09/23	$12,341	$10,893	$14,171
10/23	$12,291	$10,730	$13,996
11/23	$12,857	$11,213	$14,632
12/23	$13,271	$11,638	$15,172
01/24	$13,258	$11,610	$15,175
02/24	$13,196	$11,471	$15,220
03/24	$13,352	$11,584	$15,401
04/24	$13,202	$11,313	$15,247
05/24	$13,320	$11,500	$15,420
06/24	$13,480	$11,606	$15,569
07/24	$13,687	$11,869	$15,874
08/24	$13,894	$12,044	$16,127
09/24	$14,042	$12,209	$16,390
10/24	$13,917	$11,932	$16,300
11/24	$14,056	$12,058	$16,487
12/24	$13,941	$11,876	$16,416

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	5.05%	2.24%	3.38%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.7%
Consumer Discretionary	19.0%
Consumer Staples	17.2%
Energy	15.4%
Industrials	9.5%
Information Technology	4.3%
Financials	3.8%
Utilities	3.6%
Materials	3.4%
Other (includes Short-Term Investments)	2.1%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

RLCIX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$56	0.55%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Portfolio Performance

	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$977,100	$1,003,410
12/16	$1,013,701	$980,003	$1,023,147
01/17	$1,021,846	$983,460	$1,036,886
02/17	$1,030,080	$991,048	$1,053,066
03/17	$1,029,885	$990,716	$1,050,857
04/17	$1,042,310	$998,936	$1,062,764
05/17	$1,046,276	$1,006,644	$1,072,257
06/17	$1,048,065	$1,005,790	$1,073,389
07/17	$1,056,266	$1,010,800	$1,085,770
08/17	$1,058,071	$1,019,521	$1,085,489
09/17	$1,064,202	$1,015,933	$1,095,241
10/17	$1,065,986	$1,017,152	$1,099,467
11/17	$1,065,603	$1,015,613	$1,096,517
12/17	$1,065,253	$1,020,091	$1,099,714
01/18	$1,064,884	$1,010,274	$1,106,765
02/18	$1,055,832	$1,000,695	$1,096,447
03/18	$1,051,002	$1,005,742	$1,089,678
04/18	$1,047,542	$999,031	$1,096,927
05/18	$1,025,661	$1,004,479	$1,096,761
06/18	$1,028,082	$1,003,023	$1,100,548
07/18	$1,034,920	$1,005,122	$1,112,846
08/18	$1,043,995	$1,010,074	$1,120,905
09/18	$1,046,397	$1,005,745	$1,127,418
10/18	$1,031,141	$997,332	$1,108,955
11/18	$1,028,805	$1,001,817	$1,098,892
12/18	$1,039,367	$1,017,491	$1,074,806
01/19	$1,056,950	$1,031,521	$1,124,171
02/19	$1,072,332	$1,032,645	$1,143,153
03/19	$1,083,201	$1,051,292	$1,154,354
04/19	$1,094,175	$1,052,764	$1,170,503
05/19	$1,084,720	$1,068,890	$1,155,625
06/19	$1,109,344	$1,084,009	$1,183,962
07/19	$1,115,710	$1,087,236	$1,190,024
08/19	$1,124,502	$1,111,837	$1,194,667
09/19	$1,128,632	$1,107,020	$1,198,454
10/19	$1,132,731	$1,110,597	$1,201,235
11/19	$1,136,790	$1,110,375	$1,204,515
12/19	$1,150,219	$1,112,029	$1,229,695
01/20	$1,149,561	$1,131,988	$1,229,744
02/20	$1,134,859	$1,148,937	$1,210,683
03/20	$1,035,720	$1,126,495	$1,068,319
04/20	$1,075,137	$1,149,060	$1,108,915
05/20	$1,117,023	$1,159,792	$1,159,636
06/20	$1,118,601	$1,169,469	$1,170,939
07/20	$1,162,650	$1,190,012	$1,226,887
08/20	$1,169,077	$1,183,150	$1,238,959
09/20	$1,158,592	$1,181,018	$1,226,043
10/20	$1,162,661	$1,176,796	$1,231,781
11/20	$1,194,230	$1,192,153	$1,281,086
12/20	$1,206,409	$1,196,270	$1,305,520
01/21	$1,205,981	$1,188,751	$1,310,516
02/21	$1,205,518	$1,173,412	$1,315,077
03/21	$1,206,894	$1,159,757	$1,317,316
04/21	$1,214,902	$1,169,509	$1,331,766
05/21	$1,217,442	$1,173,970	$1,335,610
06/21	$1,228,748	$1,182,528	$1,353,858
07/21	$1,233,564	$1,194,402	$1,358,677
08/21	$1,239,144	$1,193,605	$1,366,087
09/21	$1,236,542	$1,183,412	$1,366,546
10/21	$1,230,219	$1,182,445	$1,364,115
11/21	$1,218,850	$1,183,873	$1,350,135
12/21	$1,240,185	$1,183,075	$1,375,536
01/22	$1,204,424	$1,157,137	$1,337,723
02/22	$1,196,276	$1,141,361	$1,325,712
03/22	$1,182,474	$1,110,739	$1,313,446
04/22	$1,140,465	$1,069,312	$1,265,668
05/22	$1,156,530	$1,075,195	$1,268,836
06/22	$1,088,116	$1,053,710	$1,182,471
07/22	$1,155,474	$1,080,202	$1,253,690
08/22	$1,115,262	$1,052,121	$1,223,668
09/22	$1,072,229	$1,006,792	$1,174,454
10/22	$1,103,702	$995,745	$1,207,887
11/22	$1,122,754	$1,032,873	$1,230,497
12/22	$1,116,388	$1,029,365	$1,221,230
01/23	$1,149,420	$1,061,296	$1,268,975
02/23	$1,128,530	$1,035,218	$1,252,553
03/23	$1,153,847	$1,059,504	$1,266,653
04/23	$1,160,675	$1,065,976	$1,278,879
05/23	$1,147,507	$1,054,924	$1,266,736
06/23	$1,157,847	$1,053,285	$1,287,355
07/23	$1,168,825	$1,054,332	$1,305,687
08/23	$1,165,777	$1,047,983	$1,309,413
09/23	$1,147,195	$1,022,993	$1,294,184
10/23	$1,142,767	$1,007,609	$1,278,166
11/23	$1,195,759	$1,052,957	$1,336,300
12/23	$1,235,288	$1,092,910	$1,385,580
01/24	$1,234,356	$1,090,295	$1,385,837
02/24	$1,228,159	$1,077,223	$1,389,941
03/24	$1,242,930	$1,087,799	$1,406,498
04/24	$1,229,849	$1,062,379	$1,392,432
05/24	$1,241,070	$1,079,990	$1,408,232
06/24	$1,256,073	$1,089,900	$1,421,826
07/24	$1,274,947	$1,114,638	$1,449,727
08/24	$1,295,322	$1,131,046	$1,472,778
09/24	$1,309,337	$1,146,559	$1,496,784
10/24	$1,297,311	$1,120,518	$1,488,552
11/24	$1,310,509	$1,132,331	$1,505,670
12/24	$1,300,808	$1,115,229	$1,499,196

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	5.30%	2.49%	3.27%
US Universal Index	2.04%	0.06%	1.34%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Sector Allocation (% of Net Assets)

Communication Services	21.7%
Consumer Discretionary	19.0%
Consumer Staples	17.2%
Energy	15.4%
Industrials	9.5%
Information Technology	4.3%
Financials	3.8%
Utilities	3.6%
Materials	3.4%
Other (includes Short-Term Investments)	2.1%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Short Duration Fixed Income Portfolio

UMNIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures to US Corporates and Asset Backed Securities, both of which outperformed US Treasuries, contributed to relative performance.

  There were no factors that materially detracted from relative performance on an individual basis.

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
12/14	$10,000	$10,000	$10,000
01/15	$10,017	$10,190	$10,050
02/15	$10,016	$10,131	$10,028
03/15	$10,024	$10,173	$10,051
04/15	$10,032	$10,161	$10,056
05/15	$10,030	$10,143	$10,063
06/15	$10,028	$10,030	$10,066
07/15	$10,027	$10,088	$10,071
08/15	$10,025	$10,059	$10,067
09/15	$10,025	$10,098	$10,097
10/15	$10,025	$10,130	$10,087
11/15	$10,025	$10,093	$10,062
12/15	$10,005	$10,043	$10,053
01/16	$10,006	$10,154	$10,114
02/16	$10,007	$10,226	$10,126
03/16	$10,048	$10,351	$10,144
04/16	$10,059	$10,422	$10,147
05/16	$10,059	$10,430	$10,136
06/16	$10,100	$10,614	$10,197
07/16	$10,111	$10,701	$10,190
08/16	$10,101	$10,713	$10,173
09/16	$10,112	$10,715	$10,185
10/16	$10,123	$10,644	$10,178
11/16	$10,094	$10,405	$10,138
12/16	$10,105	$10,436	$10,141
01/17	$10,116	$10,472	$10,154
02/17	$10,129	$10,553	$10,164
03/17	$10,131	$10,550	$10,167
04/17	$10,142	$10,637	$10,181
05/17	$10,153	$10,719	$10,193
06/17	$10,155	$10,710	$10,185
07/17	$10,167	$10,764	$10,207
08/17	$10,190	$10,856	$10,226
09/17	$10,181	$10,818	$10,210
10/17	$10,183	$10,831	$10,204
11/17	$10,165	$10,815	$10,183
12/17	$10,178	$10,863	$10,184
01/18	$10,150	$10,758	$10,155
02/18	$10,144	$10,656	$10,151
03/18	$10,148	$10,710	$10,171
04/18	$10,153	$10,638	$10,155
05/18	$10,170	$10,696	$10,191
06/18	$10,177	$10,681	$10,193
07/18	$10,194	$10,703	$10,193
08/18	$10,223	$10,756	$10,225
09/18	$10,230	$10,710	$10,213
10/18	$10,239	$10,620	$10,228
11/18	$10,258	$10,668	$10,264
12/18	$10,288	$10,835	$10,345
01/19	$10,329	$10,984	$10,373
02/19	$10,339	$10,996	$10,384
03/19	$10,380	$11,195	$10,446
04/19	$10,400	$11,210	$10,469
05/19	$10,442	$11,382	$10,543
06/19	$10,483	$11,543	$10,597
07/19	$10,481	$11,578	$10,585
08/19	$10,523	$11,840	$10,670
09/19	$10,541	$11,788	$10,658
10/19	$10,570	$11,826	$10,693
11/19	$10,574	$11,824	$10,689
12/19	$10,589	$11,842	$10,712
01/20	$10,636	$12,054	$10,769
02/20	$10,693	$12,235	$10,863
03/20	$10,772	$11,996	$11,012
04/20	$10,819	$12,236	$11,017
05/20	$10,843	$12,350	$11,024
06/20	$10,855	$12,453	$11,027
07/20	$10,854	$12,672	$11,038
08/20	$10,852	$12,599	$11,036
09/20	$10,850	$12,576	$11,039
10/20	$10,847	$12,531	$11,034
11/20	$10,853	$12,695	$11,039
12/20	$10,849	$12,739	$11,045
01/21	$10,855	$12,659	$11,046
02/21	$10,850	$12,495	$11,038
03/21	$10,855	$12,350	$11,040
04/21	$10,847	$12,454	$11,046
05/21	$10,849	$12,501	$11,055
06/21	$10,850	$12,592	$11,038
07/21	$10,851	$12,719	$11,056
08/21	$10,840	$12,710	$11,055
09/21	$10,840	$12,602	$11,044
10/21	$10,829	$12,591	$11,009
11/21	$10,829	$12,607	$11,013
12/21	$10,807	$12,598	$10,985
01/22	$10,774	$12,322	$10,914
02/22	$10,745	$12,154	$10,873
03/22	$10,632	$11,828	$10,729
04/22	$10,577	$11,387	$10,677
05/22	$10,634	$11,449	$10,737
06/22	$10,569	$11,221	$10,675
07/22	$10,593	$11,503	$10,710
08/22	$10,540	$11,204	$10,634
09/22	$10,455	$10,721	$10,509
10/22	$10,447	$10,603	$10,498
11/22	$10,497	$10,999	$10,564
12/22	$10,517	$10,961	$10,585
01/23	$10,561	$11,301	$10,659
02/23	$10,537	$11,024	$10,582
03/23	$10,652	$11,282	$10,751
04/23	$10,682	$11,351	$10,778
05/23	$10,666	$11,233	$10,742
06/23	$10,624	$11,216	$10,691
07/23	$10,656	$11,227	$10,729
08/23	$10,691	$11,160	$10,771
09/23	$10,690	$10,893	$10,770
10/23	$10,716	$10,730	$10,807
11/23	$10,846	$11,213	$10,916
12/23	$10,965	$11,638	$11,038
01/24	$11,013	$11,610	$11,080
02/24	$10,966	$11,471	$11,035
03/24	$11,002	$11,584	$11,070
04/24	$10,967	$11,313	$11,035
05/24	$11,039	$11,500	$11,111
06/24	$11,110	$11,606	$11,173
07/24	$11,253	$11,869	$11,301
08/24	$11,361	$12,044	$11,402
09/24	$11,455	$12,209	$11,494
10/24	$11,370	$11,932	$11,426
11/24	$11,416	$12,058	$11,460
12/24	$11,426	$11,876	$11,487

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	4.21%	1.53%	1.34%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA 1-3 Year US Treasury Index	4.08%	1.40%	1.40%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$33,316,042
# of Portfolio Holdings	27
Portfolio Turnover Rate	276%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 3.750% due 08/15/27	22.4%
U.S. Treasury Notes 4.000% due 12/15/27	18.7%
U.S. Treasury Notes 4.125% due 11/15/27	9.2%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
JPMorgan Chase & Co. 1.045% (1 day USD SOFR + 0.800%) due 11/19/26	3.1%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.0%
American Honda Finance Corp. 5.250% due 07/07/26	2.4%
Tricon Residential Trust, Series 2021-SFR1, Class A, Class A, 1.943% due 07/17/38	2.2%
T-Mobile USA, Inc. 2.625% due 04/15/26	2.1%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	50.3%
Financials	19.8%
Consumer Discretionary	6.5%
Energy	4.1%
Consumer Staples	4.0%
Information Technology	3.8%
Industrials	3.3%
U.S. Government Securities	3.0%
Real Estate	2.2%
Communication Services	2.1%
Other (includes Short-Term Investments)	0.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Short Duration Fixed Income Portfolio

UMNOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$66	0.65%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures to US Corporates and Asset Backed Securities, both of which outperformed US Treasuries, contributed to relative performance.

  There were no factors that materially detracted from relative performance on an individual basis.

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
12/14	$10,000	$10,000	$10,000
01/15	$10,005	$10,190	$10,050
02/15	$10,001	$10,131	$10,028
03/15	$10,006	$10,173	$10,051
04/15	$10,012	$10,161	$10,056
05/15	$10,018	$10,143	$10,063
06/15	$10,003	$10,030	$10,066
07/15	$10,009	$10,088	$10,071
08/15	$10,005	$10,059	$10,067
09/15	$10,003	$10,098	$10,097
10/15	$10,047	$10,130	$10,087
11/15	$10,099	$10,093	$10,062
12/15	$10,077	$10,043	$10,053
01/16	$10,085	$10,154	$10,114
02/16	$10,073	$10,226	$10,126
03/16	$10,112	$10,351	$10,144
04/16	$10,120	$10,422	$10,147
05/16	$10,128	$10,430	$10,136
06/16	$10,167	$10,614	$10,197
07/16	$10,165	$10,701	$10,190
08/16	$10,163	$10,713	$10,173
09/16	$10,172	$10,715	$10,185
10/16	$10,170	$10,644	$10,178
11/16	$10,138	$10,405	$10,138
12/16	$10,147	$10,436	$10,141
01/17	$10,155	$10,472	$10,154
02/17	$10,176	$10,553	$10,164
03/17	$10,175	$10,550	$10,167
04/17	$10,174	$10,637	$10,181
05/17	$10,183	$10,719	$10,193
06/17	$10,182	$10,710	$10,185
07/17	$10,201	$10,764	$10,207
08/17	$10,222	$10,856	$10,226
09/17	$10,200	$10,818	$10,210
10/17	$10,200	$10,831	$10,204
11/17	$10,179	$10,815	$10,183
12/17	$10,179	$10,863	$10,184
01/18	$10,159	$10,758	$10,155
02/18	$10,150	$10,656	$10,151
03/18	$10,152	$10,710	$10,171
04/18	$10,154	$10,638	$10,155
05/18	$10,168	$10,696	$10,191
06/18	$10,173	$10,681	$10,193
07/18	$10,188	$10,703	$10,193
08/18	$10,203	$10,756	$10,225
09/18	$10,208	$10,710	$10,213
10/18	$10,224	$10,620	$10,228
11/18	$10,230	$10,668	$10,264
12/18	$10,268	$10,835	$10,345
01/19	$10,296	$10,984	$10,373
02/19	$10,314	$10,996	$10,384
03/19	$10,353	$11,195	$10,446
04/19	$10,370	$11,210	$10,469
05/19	$10,409	$11,382	$10,543
06/19	$10,437	$11,543	$10,597
07/19	$10,443	$11,578	$10,585
08/19	$10,481	$11,840	$10,670
09/19	$10,498	$11,788	$10,658
10/19	$10,524	$11,826	$10,693
11/19	$10,526	$11,824	$10,689
12/19	$10,539	$11,842	$10,712
01/20	$10,573	$12,054	$10,769
02/20	$10,638	$12,235	$10,863
03/20	$10,714	$11,996	$11,012
04/20	$10,759	$12,236	$11,017
05/20	$10,770	$12,350	$11,024
06/20	$10,779	$12,453	$11,027
07/20	$10,787	$12,672	$11,038
08/20	$10,783	$12,599	$11,036
09/20	$10,779	$12,576	$11,039
10/20	$10,773	$12,531	$11,034
11/20	$10,778	$12,695	$11,039
12/20	$10,771	$12,739	$11,045
01/21	$10,775	$12,659	$11,046
02/21	$10,768	$12,495	$11,038
03/21	$10,759	$12,350	$11,040
04/21	$10,759	$12,454	$11,046
05/21	$10,760	$12,501	$11,055
06/21	$10,749	$12,592	$11,038
07/21	$10,749	$12,719	$11,056
08/21	$10,749	$12,710	$11,055
09/21	$10,738	$12,602	$11,044
10/21	$10,727	$12,591	$11,009
11/21	$10,728	$12,607	$11,013
12/21	$10,717	$12,598	$10,985
01/22	$10,673	$12,322	$10,914
02/22	$10,654	$12,154	$10,873
03/22	$10,539	$11,828	$10,729
04/22	$10,483	$11,387	$10,677
05/22	$10,537	$11,449	$10,737
06/22	$10,471	$11,221	$10,675
07/22	$10,493	$11,503	$10,710
08/22	$10,438	$11,204	$10,634
09/22	$10,351	$10,721	$10,509
10/22	$10,342	$10,603	$10,498
11/22	$10,389	$10,999	$10,564
12/22	$10,407	$10,961	$10,585
01/23	$10,448	$11,301	$10,659
02/23	$10,422	$11,024	$10,582
03/23	$10,534	$11,282	$10,751
04/23	$10,561	$11,351	$10,778
05/23	$10,532	$11,233	$10,742
06/23	$10,500	$11,216	$10,691
07/23	$10,530	$11,227	$10,729
08/23	$10,562	$11,160	$10,771
09/23	$10,559	$10,893	$10,770
10/23	$10,582	$10,730	$10,807
11/23	$10,708	$11,213	$10,916
12/23	$10,821	$11,638	$11,038
01/24	$10,866	$11,610	$11,080
02/24	$10,818	$11,471	$11,035
03/24	$10,851	$11,584	$11,070
04/24	$10,815	$11,313	$11,035
05/24	$10,894	$11,500	$11,111
06/24	$10,951	$11,606	$11,173
07/24	$11,101	$11,869	$11,301
08/24	$11,194	$12,044	$11,402
09/24	$11,284	$12,209	$11,494
10/24	$11,198	$11,932	$11,426
11/24	$11,241	$12,058	$11,460
12/24	$11,249	$11,876	$11,487

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	3.95%	1.31%	1.18%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA 1-3 Year US Treasury Index	4.08%	1.40%	1.40%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$33,316,042
# of Portfolio Holdings	27
Portfolio Turnover Rate	276%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 3.750% due 08/15/27	22.4%
U.S. Treasury Notes 4.000% due 12/15/27	18.7%
U.S. Treasury Notes 4.125% due 11/15/27	9.2%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
JPMorgan Chase & Co. 1.045% (1 day USD SOFR + 0.800%) due 11/19/26	3.1%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.0%
American Honda Finance Corp. 5.250% due 07/07/26	2.4%
Tricon Residential Trust, Series 2021-SFR1, Class A, Class A, 1.943% due 07/17/38	2.2%
T-Mobile USA, Inc. 2.625% due 04/15/26	2.1%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	50.3%
Financials	19.8%
Consumer Discretionary	6.5%
Energy	4.1%
Consumer Staples	4.0%
Information Technology	3.8%
Industrials	3.3%
U.S. Government Securities	3.0%
Real Estate	2.2%
Communication Services	2.1%
Other (includes Short-Term Investments)	0.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

LZSCX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.98%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,708	$9,722	$9,678
02/15	$10,456	$10,285	$10,253
03/15	$10,612	$10,180	$10,431
04/15	$10,456	$10,226	$10,165
05/15	$10,633	$10,368	$10,397
06/15	$10,626	$10,194	$10,475
07/15	$10,463	$10,365	$10,354
08/15	$9,847	$9,739	$9,703
09/15	$9,484	$9,455	$9,227
10/15	$9,905	$10,202	$9,746
11/15	$10,238	$10,258	$10,063
12/15	$9,786	$10,048	$9,558
01/16	$9,010	$9,481	$8,718
02/16	$9,132	$9,478	$8,718
03/16	$9,794	$10,145	$9,413
04/16	$9,809	$10,208	$9,561
05/16	$9,931	$10,391	$9,776
06/16	$9,786	$10,412	$9,771
07/16	$10,281	$10,825	$10,354
08/16	$10,401	$10,853	$10,537
09/16	$10,354	$10,870	$10,654
10/16	$10,153	$10,635	$10,148
11/16	$11,029	$11,111	$11,279
12/16	$11,372	$11,327	$11,595
01/17	$11,341	$11,541	$11,641
02/17	$11,584	$11,970	$11,865
03/17	$11,521	$11,978	$11,881
04/17	$11,498	$12,105	$12,011
05/17	$11,647	$12,229	$11,767
06/17	$11,874	$12,339	$12,175
07/17	$11,898	$12,572	$12,265
08/17	$11,798	$12,596	$12,109
09/17	$12,383	$12,903	$12,865
10/17	$12,568	$13,185	$12,974
11/17	$12,920	$13,585	$13,348
12/17	$12,987	$13,721	$13,294
01/18	$13,280	$14,444	$13,641
02/18	$12,721	$13,912	$13,113
03/18	$12,827	$13,633	$13,282
04/18	$13,049	$13,684	$13,397
05/18	$13,421	$14,071	$14,210
06/18	$13,528	$14,163	$14,312
07/18	$13,865	$14,633	$14,561
08/18	$14,214	$15,147	$15,189
09/18	$13,971	$15,172	$14,823
10/18	$12,348	$14,054	$13,213
11/18	$12,718	$14,336	$13,423
12/18	$11,264	$13,002	$11,828
01/19	$12,419	$14,118	$13,159
02/19	$12,959	$14,614	$13,843
03/19	$12,887	$14,828	$13,554
04/19	$13,531	$15,420	$14,015
05/19	$12,720	$14,422	$12,924
06/19	$13,687	$15,435	$13,838
07/19	$13,812	$15,664	$13,919
08/19	$13,427	$15,345	$13,231
09/19	$13,927	$15,614	$13,506
10/19	$14,218	$15,950	$13,861
11/19	$14,364	$16,557	$14,432
12/19	$14,643	$17,035	$14,848
01/20	$14,353	$17,016	$14,371
02/20	$13,205	$15,623	$13,161
03/20	$10,081	$13,475	$10,301
04/20	$11,476	$15,259	$11,717
05/20	$12,206	$16,075	$12,480
06/20	$12,174	$16,443	$12,920
07/20	$12,732	$17,376	$13,278
08/20	$13,089	$18,635	$14,026
09/20	$12,603	$17,957	$13,557
10/20	$12,873	$17,569	$13,840
11/20	$14,689	$19,707	$16,391
12/20	$15,586	$20,593	$17,809
01/21	$15,780	$20,501	$18,705
02/21	$16,937	$21,142	$19,870
03/21	$17,488	$21,900	$20,069
04/21	$18,342	$23,029	$20,490
05/21	$18,374	$23,134	$20,533
06/21	$18,234	$23,705	$20,932
07/21	$17,920	$24,106	$20,176
08/21	$18,195	$24,793	$20,628
09/21	$17,686	$23,681	$20,020
10/21	$18,487	$25,282	$20,870
11/21	$17,675	$24,897	$20,000
12/21	$18,689	$25,878	$20,446
01/22	$17,703	$24,355	$18,478
02/22	$17,840	$23,742	$18,675
03/22	$17,778	$24,512	$18,907
04/22	$16,741	$22,312	$17,033
05/22	$16,704	$22,282	$17,059
06/22	$15,081	$20,418	$15,657
07/22	$16,604	$22,333	$17,292
08/22	$15,921	$21,500	$16,938
09/22	$14,545	$19,506	$15,314
10/22	$16,025	$21,106	$17,000
11/22	$16,790	$22,208	$17,398
12/22	$15,843	$20,907	$16,268
01/23	$17,102	$22,347	$17,855
02/23	$16,700	$21,825	$17,553
03/23	$16,129	$22,408	$16,714
04/23	$15,778	$22,647	$16,414
05/23	$15,272	$22,735	$16,262
06/23	$16,401	$24,288	$17,584
07/23	$17,206	$25,158	$18,660
08/23	$16,538	$24,673	$17,726
09/23	$15,812	$23,498	$16,683
10/23	$14,980	$22,875	$15,545
11/23	$16,050	$25,008	$16,952
12/23	$17,438	$26,334	$19,023
01/24	$17,073	$26,626	$18,283
02/24	$17,944	$28,067	$19,317
03/24	$18,646	$28,973	$20,009
04/24	$17,536	$27,698	$18,600
05/24	$18,337	$29,006	$19,534
06/24	$17,986	$29,905	$19,353
07/24	$18,983	$30,460	$21,319
08/24	$19,309	$31,123	$21,001
09/24	$19,572	$31,767	$21,148
10/24	$19,134	$31,534	$20,842
11/24	$20,786	$33,632	$23,128
12/24	$19,393	$32,604	$21,218

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	11.21%	5.78%	6.85%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Sector Allocation (% of Net Assets)

Financials	19.9%
Industrials	18.9%
Health Care	16.4%
Information Technology	13.9%
Consumer Discretionary	10.5%
Energy	5.5%
Communication Services	5.1%
Consumer Staples	4.7%
Real Estate	3.2%
Materials	1.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

LZCOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$130	1.23%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,701	$9,722	$9,678
02/15	$10,441	$10,285	$10,253
03/15	$10,605	$10,180	$10,431
04/15	$10,441	$10,226	$10,165
05/15	$10,613	$10,368	$10,397
06/15	$10,605	$10,194	$10,475
07/15	$10,441	$10,365	$10,354
08/15	$9,824	$9,739	$9,703
09/15	$9,458	$9,455	$9,227
10/15	$9,877	$10,202	$9,746
11/15	$10,205	$10,258	$10,063
12/15	$9,753	$10,048	$9,558
01/16	$8,983	$9,481	$8,718
02/16	$9,095	$9,478	$8,718
03/16	$9,753	$10,145	$9,413
04/16	$9,761	$10,208	$9,561
05/16	$9,881	$10,391	$9,776
06/16	$9,737	$10,412	$9,771
07/16	$10,226	$10,825	$10,354
08/16	$10,344	$10,853	$10,537
09/16	$10,303	$10,870	$10,654
10/16	$10,099	$10,635	$10,148
11/16	$10,958	$11,111	$11,279
12/16	$11,306	$11,327	$11,595
01/17	$11,273	$11,541	$11,641
02/17	$11,504	$11,970	$11,865
03/17	$11,447	$11,978	$11,881
04/17	$11,413	$12,105	$12,011
05/17	$11,562	$12,229	$11,767
06/17	$11,785	$12,339	$12,175
07/17	$11,802	$12,572	$12,265
08/17	$11,705	$12,596	$12,109
09/17	$12,280	$12,903	$12,865
10/17	$12,457	$13,185	$12,974
11/17	$12,813	$13,585	$13,348
12/17	$12,869	$13,721	$13,294
01/18	$13,150	$14,444	$13,641
02/18	$12,597	$13,912	$13,113
03/18	$12,700	$13,633	$13,282
04/18	$12,925	$13,684	$13,397
05/18	$13,282	$14,071	$14,210
06/18	$13,385	$14,163	$14,312
07/18	$13,713	$14,633	$14,561
08/18	$14,054	$15,147	$15,189
09/18	$13,806	$15,172	$14,823
10/18	$12,202	$14,054	$13,213
11/18	$12,565	$14,336	$13,423
12/18	$11,132	$13,002	$11,828
01/19	$12,264	$14,118	$13,159
02/19	$12,797	$14,614	$13,843
03/19	$12,720	$14,828	$13,554
04/19	$13,352	$15,420	$14,015
05/19	$12,553	$14,422	$12,924
06/19	$13,508	$15,435	$13,838
07/19	$13,619	$15,664	$13,919
08/19	$13,241	$15,345	$13,231
09/19	$13,730	$15,614	$13,506
10/19	$14,018	$15,950	$13,861
11/19	$14,151	$16,557	$14,432
12/19	$14,417	$17,035	$14,848
01/20	$14,131	$17,016	$14,371
02/20	$12,996	$15,623	$13,161
03/20	$9,925	$13,475	$10,301
04/20	$11,289	$15,259	$11,717
05/20	$11,999	$16,075	$12,480
06/20	$11,965	$16,443	$12,920
07/20	$12,515	$17,376	$13,278
08/20	$12,861	$18,635	$14,026
09/20	$12,377	$17,957	$13,557
10/20	$12,642	$17,569	$13,840
11/20	$14,420	$19,707	$16,391
12/20	$15,297	$20,593	$17,809
01/21	$15,482	$20,501	$18,705
02/21	$16,614	$21,142	$19,870
03/21	$17,156	$21,900	$20,069
04/21	$17,988	$23,029	$20,490
05/21	$18,011	$23,134	$20,533
06/21	$17,872	$23,705	$20,932
07/21	$17,549	$24,106	$20,176
08/21	$17,826	$24,793	$20,628
09/21	$17,318	$23,681	$20,020
10/21	$18,103	$25,282	$20,870
11/21	$17,295	$24,897	$20,000
12/21	$18,294	$25,878	$20,446
01/22	$17,322	$24,355	$18,478
02/22	$17,444	$23,742	$18,675
03/22	$17,390	$24,512	$18,907
04/22	$16,365	$22,312	$17,033
05/22	$16,324	$22,282	$17,059
06/22	$14,732	$20,418	$15,657
07/22	$16,230	$22,333	$17,292
08/22	$15,559	$21,500	$16,938
09/22	$14,207	$19,506	$15,314
10/22	$15,643	$21,106	$17,000
11/22	$16,389	$22,208	$17,398
12/22	$15,461	$20,907	$16,268
01/23	$16,686	$22,347	$17,855
02/23	$16,291	$21,825	$17,553
03/23	$15,728	$22,408	$16,714
04/23	$15,390	$22,647	$16,414
05/23	$14,897	$22,735	$16,262
06/23	$15,982	$24,288	$17,584
07/23	$16,770	$25,158	$18,660
08/23	$16,116	$24,673	$17,726
09/23	$15,398	$23,498	$16,683
10/23	$14,594	$22,875	$15,545
11/23	$15,628	$25,008	$16,952
12/23	$16,980	$26,334	$19,023
01/24	$16,611	$26,626	$18,283
02/24	$17,472	$28,067	$19,317
03/24	$18,149	$28,973	$20,009
04/24	$17,072	$27,698	$18,600
05/24	$17,826	$29,006	$19,534
06/24	$17,487	$29,905	$19,353
07/24	$18,456	$30,460	$21,319
08/24	$18,783	$31,123	$21,001
09/24	$19,025	$31,767	$21,148
10/24	$18,590	$31,534	$20,842
11/24	$20,200	$33,632	$23,128
12/24	$18,825	$32,604	$21,218

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	10.87%	5.48%	6.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Sector Allocation (% of Net Assets)

Financials	19.9%
Industrials	18.9%
Health Care	16.4%
Information Technology	13.9%
Consumer Discretionary	10.5%
Energy	5.5%
Communication Services	5.1%
Consumer Staples	4.7%
Real Estate	3.2%
Materials	1.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

RLSMX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$97	0.92%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$991,850	$970,450
02/20	$903,084	$910,647	$888,738
03/20	$689,427	$785,415	$695,615
04/20	$784,875	$889,435	$791,193
05/20	$834,068	$937,002	$842,700
06/20	$831,865	$958,424	$872,447
07/20	$870,044	$1,012,843	$896,614
08/20	$894,438	$1,086,218	$947,093
09/20	$861,913	$1,046,667	$915,460
10/20	$880,393	$1,024,080	$934,593
11/20	$1,004,579	$1,148,663	$1,106,839
12/20	$1,065,934	$1,200,339	$1,202,580
01/21	$1,079,240	$1,195,000	$1,263,070
02/21	$1,158,335	$1,232,355	$1,341,759
03/21	$1,196,034	$1,276,527	$1,355,177
04/21	$1,254,431	$1,342,330	$1,383,636
05/21	$1,256,649	$1,348,458	$1,386,541
06/21	$1,247,039	$1,381,710	$1,413,440
07/21	$1,224,863	$1,405,075	$1,362,415
08/21	$1,244,871	$1,445,145	$1,392,933
09/21	$1,209,324	$1,380,304	$1,351,841
10/21	$1,264,125	$1,473,647	$1,409,295
11/21	$1,208,584	$1,451,216	$1,350,527
12/21	$1,278,638	$1,508,363	$1,380,644
01/22	$1,210,353	$1,419,617	$1,247,724
02/22	$1,220,596	$1,383,857	$1,261,044
03/22	$1,216,328	$1,428,745	$1,276,739
04/22	$1,146,336	$1,300,526	$1,150,202
05/22	$1,143,775	$1,298,782	$1,151,940
06/22	$1,034,519	$1,190,128	$1,057,251
07/22	$1,137,800	$1,301,783	$1,167,631
08/22	$1,092,011	$1,253,201	$1,143,738
09/22	$999,753	$1,136,993	$1,034,127
10/22	$1,098,220	$1,230,233	$1,147,973
11/22	$1,150,559	$1,294,447	$1,174,787
12/22	$1,086,718	$1,218,653	$1,098,544
01/23	$1,170,994	$1,302,585	$1,205,652
02/23	$1,143,493	$1,272,140	$1,185,287
03/23	$1,104,460	$1,306,156	$1,128,654
04/23	$1,080,508	$1,320,072	$1,108,363
05/23	$1,045,910	$1,325,208	$1,098,124
06/23	$1,123,977	$1,415,700	$1,187,402
07/23	$1,178,978	$1,466,449	$1,260,016
08/23	$1,133,346	$1,438,141	$1,196,979
09/23	$1,083,677	$1,369,636	$1,126,511
10/23	$1,026,784	$1,333,329	$1,049,684
11/23	$1,099,933	$1,457,659	$1,144,680
12/23	$1,194,855	$1,534,976	$1,284,560
01/24	$1,169,902	$1,551,988	$1,234,599
02/24	$1,230,365	$1,635,998	$1,304,405
03/24	$1,278,351	$1,688,771	$1,351,102
04/24	$1,202,533	$1,614,462	$1,256,008
05/24	$1,257,237	$1,690,741	$1,319,059
06/24	$1,233,244	$1,743,087	$1,306,839
07/24	$1,301,384	$1,775,489	$1,439,612
08/24	$1,324,670	$1,814,139	$1,418,108
09/24	$1,342,652	$1,851,666	$1,428,019
10/24	$1,312,682	$1,838,068	$1,407,393
11/24	$1,425,569	$1,960,344	$1,561,775
12/24	$1,330,411	$1,900,425	$1,432,795

Average Annual Total Returns (%)

	1 Year	Since Inception 1/8/20
R6 Shares	11.34%	5.90%
Russell 3000 Index	23.81%	13.75%
Russell 2000 Index	11.54%	7.49%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Sector Allocation (% of Net Assets)

Financials	19.9%
Industrials	18.9%
Health Care	16.4%
Information Technology	13.9%
Consumer Discretionary	10.5%
Energy	5.5%
Communication Services	5.1%
Consumer Staples	4.7%
Real Estate	3.2%
Materials	1.9%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .90% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Sustainable Equity Portfolio

SUSTX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  In the financials sector, shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to energy helped relative return. The sector was among the worst performers within the S&P500 Index during the period.

Detractors from Performance

  Stock selection in the information technology sector. Microsoft underperformed in the latter half of the year, as investors were disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in health care. Shares of animal health company Zoetis fell despite reporting generally strong quarterly results, amid social-media-driven concerns about its Librela medicine for osteoarthritis pain.

Portfolio Performance

	Institutional Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,480	$10,564
08/20	$11,130	$11,324
09/20	$10,960	$10,893
10/20	$10,840	$10,603
11/20	$11,900	$11,765
12/20	$12,269	$12,216
01/21	$12,118	$12,093
02/21	$12,500	$12,426
03/21	$13,043	$12,971
04/21	$13,777	$13,663
05/21	$13,817	$13,758
06/21	$14,069	$14,079
07/21	$14,511	$14,414
08/21	$14,933	$14,852
09/21	$14,277	$14,161
10/21	$15,326	$15,154
11/21	$15,084	$15,050
12/21	$15,828	$15,724
01/22	$14,647	$14,911
02/22	$14,092	$14,464
03/22	$14,452	$15,002
04/22	$13,455	$13,693
05/22	$13,178	$13,719
06/22	$12,428	$12,587
07/22	$13,538	$13,747
08/22	$12,842	$13,187
09/22	$11,820	$11,972
10/22	$12,728	$12,941
11/22	$13,544	$13,665
12/22	$12,968	$12,878
01/23	$13,545	$13,686
02/23	$13,188	$13,353
03/23	$13,419	$13,843
04/23	$13,408	$14,058
05/23	$13,167	$14,119
06/23	$14,017	$15,052
07/23	$14,405	$15,536
08/23	$14,080	$15,288
09/23	$13,330	$14,559
10/23	$12,961	$14,253
11/23	$14,270	$15,555
12/23	$15,027	$16,261
01/24	$14,984	$16,534
02/24	$15,699	$17,417
03/24	$15,785	$17,978
04/24	$15,048	$17,244
05/24	$15,401	$18,100
06/24	$15,742	$18,737
07/24	$16,169	$18,965
08/24	$16,495	$19,425
09/24	$16,682	$19,840
10/24	$16,088	$19,660
11/24	$17,012	$20,814
12/24	$16,264	$20,318

Average Annual Total Returns (%)

	1 Year	Since Inception 6/30/20
Institutional Shares	8.23%	11.40%
S&P 500 Index	25.02%	17.02%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$13,102,570
# of Portfolio Holdings	50
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.2%
Apple, Inc.	6.3%
Visa, Inc. A Shares	4.3%
UnitedHealth Group, Inc.	3.8%
Analog Devices, Inc.	3.3%
Home Depot, Inc.	3.2%
Intercontinental Exchange, Inc.	2.9%
Broadcom, Inc.	2.8%
Charles Schwab Corp.	2.8%
Boston Scientific Corp.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	35.5%
Health Care	18.0%
Financials	16.9%
Industrials	14.4%
Consumer Discretionary	4.1%
Materials	3.5%
Consumer Staples	2.7%
Real Estate	2.4%
Other (includes Short-Term Investments)	2.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Sustainable Equity Portfolio

SUSLX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  In the financials sector, shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to energy helped relative return. The sector was among the worst performers within the S&P500 Index during the period.

Detractors from Performance

  Stock selection in the information technology sector. Microsoft underperformed in the latter half of the year, as investors were disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in health care. Shares of animal health company Zoetis fell despite reporting generally strong quarterly results, amid social-media-driven concerns about its Librela medicine for osteoarthritis pain.

Portfolio Performance

	Open Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,470	$10,564
08/20	$11,120	$11,324
09/20	$10,950	$10,893
10/20	$10,830	$10,603
11/20	$11,890	$11,765
12/20	$12,248	$12,216
01/21	$12,098	$12,093
02/21	$12,479	$12,426
03/21	$13,021	$12,971
04/21	$13,753	$13,663
05/21	$13,773	$13,758
06/21	$14,034	$14,079
07/21	$14,465	$14,414
08/21	$14,885	$14,852
09/21	$14,231	$14,161
10/21	$15,268	$15,154
11/21	$15,026	$15,050
12/21	$15,770	$15,724
01/22	$14,584	$14,911
02/22	$14,032	$14,464
03/22	$14,380	$15,002
04/22	$13,399	$13,693
05/22	$13,113	$13,719
06/22	$12,356	$12,587
07/22	$13,460	$13,747
08/22	$12,768	$13,187
09/22	$11,751	$11,972
10/22	$12,644	$12,941
11/22	$13,466	$13,665
12/22	$12,881	$12,878
01/23	$13,454	$13,686
02/23	$13,100	$13,353
03/23	$13,318	$13,843
04/23	$13,308	$14,058
05/23	$13,068	$14,119
06/23	$13,901	$15,052
07/23	$14,297	$15,536
08/23	$13,964	$15,288
09/23	$13,220	$14,559
10/23	$12,853	$14,253
11/23	$14,142	$15,555
12/23	$14,888	$16,261
01/24	$14,846	$16,534
02/24	$15,554	$17,417
03/24	$15,628	$17,978
04/24	$14,899	$17,244
05/24	$15,247	$18,100
06/24	$15,585	$18,737
07/24	$15,998	$18,965
08/24	$16,321	$19,425
09/24	$16,506	$19,840
10/24	$15,907	$19,660
11/24	$16,811	$20,814
12/24	$16,074	$20,318

Average Annual Total Returns (%)

	1 Year	Since Inception 6/30/20
Open Shares	7.96%	11.10%
S&P 500 Index	25.02%	17.02%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$13,102,570
# of Portfolio Holdings	50
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.2%
Apple, Inc.	6.3%
Visa, Inc. A Shares	4.3%
UnitedHealth Group, Inc.	3.8%
Analog Devices, Inc.	3.3%
Home Depot, Inc.	3.2%
Intercontinental Exchange, Inc.	2.9%
Broadcom, Inc.	2.8%
Charles Schwab Corp.	2.8%
Boston Scientific Corp.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	35.5%
Health Care	18.0%
Financials	16.9%
Industrials	14.4%
Consumer Discretionary	4.1%
Materials	3.5%
Consumer Staples	2.7%
Real Estate	2.4%
Other (includes Short-Term Investments)	2.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Systematic Small Cap Equity Portfolio

LUSIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.90%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,283	$10,236	$9,797
01/22	$9,371	$9,633	$8,854
02/22	$9,421	$9,391	$8,948
03/22	$9,471	$9,695	$9,059
04/22	$8,719	$8,825	$8,162
05/22	$8,860	$8,813	$8,174
06/22	$8,158	$8,076	$7,502
07/22	$9,090	$8,834	$8,285
08/22	$8,763	$8,504	$8,116
09/22	$7,951	$7,716	$7,338
10/22	$8,753	$8,348	$8,146
11/22	$9,114	$8,784	$8,336
12/22	$8,603	$8,270	$7,795
01/23	$9,371	$8,839	$8,555
02/23	$9,240	$8,633	$8,410
03/23	$9,017	$8,863	$8,009
04/23	$8,765	$8,958	$7,865
05/23	$8,846	$8,993	$7,792
06/23	$9,613	$9,607	$8,426
07/23	$10,078	$9,951	$8,941
08/23	$9,704	$9,759	$8,493
09/23	$9,219	$9,294	$7,993
10/23	$8,624	$9,048	$7,448
11/23	$9,351	$9,892	$8,122
12/23	$10,307	$10,416	$9,115
01/24	$10,104	$10,532	$8,760
02/24	$10,631	$11,102	$9,256
03/24	$10,935	$11,460	$9,587
04/24	$10,266	$10,956	$8,912
05/24	$10,732	$11,473	$9,360
06/24	$10,611	$11,828	$9,273
07/24	$11,411	$12,048	$10,215
08/24	$11,381	$12,311	$10,063
09/24	$11,492	$12,565	$10,133
10/24	$11,259	$12,473	$9,987
11/24	$12,293	$13,303	$11,082
12/24	$11,639	$12,896	$10,167

Average Annual Total Returns (%)

	1 Year	Since Inception 10/29/21
Institutional Shares	12.92%	4.90%
Russell 3000 Index	23.81%	8.35%
Russell 2000 Index	11.54%	0.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Sector Allocation (% of Net Assets)

Information Technology	26.7%
Industrials	20.6%
Consumer Discretionary	16.1%
Health Care	12.3%
Financials	7.7%
Real Estate	5.1%
Communication Services	4.3%
Materials	3.7%
Consumer Staples	1.8%
Energy	0.9%
Other (includes Short-Term Investments)	0.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Systematic Small Cap Equity Portfolio

LUSOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.15%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,280	$10,236	$9,797
01/22	$9,360	$9,633	$8,854
02/22	$9,410	$9,391	$8,948
03/22	$9,460	$9,695	$9,059
04/22	$8,700	$8,825	$8,162
05/22	$8,850	$8,813	$8,174
06/22	$8,150	$8,076	$7,502
07/22	$9,080	$8,834	$8,285
08/22	$8,743	$8,504	$8,116
09/22	$7,943	$7,716	$7,338
10/22	$8,733	$8,348	$8,146
11/22	$9,094	$8,784	$8,336
12/22	$8,582	$8,270	$7,795
01/23	$9,346	$8,839	$8,555
02/23	$9,216	$8,633	$8,410
03/23	$8,984	$8,863	$8,009
04/23	$8,733	$8,958	$7,865
05/23	$8,814	$8,993	$7,792
06/23	$9,577	$9,607	$8,426
07/23	$10,040	$9,951	$8,941
08/23	$9,668	$9,759	$8,493
09/23	$9,175	$9,294	$7,993
10/23	$8,582	$9,048	$7,448
11/23	$9,306	$9,892	$8,122
12/23	$10,263	$10,416	$9,115
01/24	$10,051	$10,532	$8,760
02/24	$10,574	$11,102	$9,256
03/24	$10,876	$11,460	$9,587
04/24	$10,212	$10,956	$8,912
05/24	$10,665	$11,473	$9,360
06/24	$10,544	$11,828	$9,273
07/24	$11,339	$12,048	$10,215
08/24	$11,309	$12,311	$10,063
09/24	$11,420	$12,565	$10,133
10/24	$11,178	$12,473	$9,987
11/24	$12,204	$13,303	$11,082
12/24	$11,546	$12,896	$10,167

Average Annual Total Returns (%)

	1 Year	Since Inception 10/29/21
Open Shares	12.50%	4.63%
Russell 3000 Index	23.81%	8.35%
Russell 2000 Index	11.54%	0.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Sector Allocation (% of Net Assets)

Information Technology	26.7%
Industrials	20.6%
Consumer Discretionary	16.1%
Health Care	12.3%
Financials	7.7%
Real Estate	5.1%
Communication Services	4.3%
Materials	3.7%
Consumer Staples	1.8%
Energy	0.9%
Other (includes Short-Term Investments)	0.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Systematic Small Cap Equity Portfolio

RUSRX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$90	0.85%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$998,908	$995,260	$1,001,600
03/23	$973,799	$1,021,872	$953,744
04/23	$947,598	$1,032,760	$936,597
05/23	$956,332	$1,036,778	$927,945
06/23	$1,039,301	$1,107,575	$1,003,387
07/23	$1,089,520	$1,147,278	$1,064,748
08/23	$1,049,127	$1,125,131	$1,011,480
09/23	$996,725	$1,071,536	$951,932
10/23	$932,314	$1,043,131	$887,012
11/23	$1,010,917	$1,140,402	$967,286
12/23	$1,114,836	$1,200,891	$1,085,489
01/24	$1,091,816	$1,214,200	$1,043,270
02/24	$1,149,915	$1,279,925	$1,102,258
03/24	$1,182,801	$1,321,212	$1,141,718
04/24	$1,110,451	$1,263,076	$1,061,361
05/24	$1,160,877	$1,322,753	$1,114,641
06/24	$1,147,722	$1,363,706	$1,104,314
07/24	$1,234,322	$1,389,056	$1,216,512
08/24	$1,231,034	$1,419,294	$1,198,340
09/24	$1,243,092	$1,448,653	$1,206,715
10/24	$1,217,879	$1,438,015	$1,189,285
11/24	$1,329,692	$1,533,677	$1,319,743
12/24	$1,258,397	$1,486,800	$1,210,751

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	12.88%	13.19%
Russell 3000 Index	23.81%	23.76%
Russell 2000 Index	11.54%	10.83%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Sector Allocation (% of Net Assets)

Information Technology	26.7%
Industrials	20.6%
Consumer Discretionary	16.1%
Health Care	12.3%
Financials	7.7%
Real Estate	5.1%
Communication Services	4.3%
Materials	3.7%
Consumer Staples	1.8%
Energy	0.9%
Other (includes Short-Term Investments)	0.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Developing Markets Equity Portfolio

LDMIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.10%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposures within the consumer staples and materials sectors as well as to Saudi Arabia and Korea and overweight exposures within the information technology sector as well as to Taiwan added value.

  Stock selection within the communication services, health care and industrials sectors as well as in South Africa, Philippines, and Taiwan helped performance.

  Underweight exposure within the communication services sector, as well as to Turkey and China and overweight exposure within the industrials sector as well as to Brazil, Mexico, Indonesia and Philippines detracted from performance.

  Stock selection within the energy, financials and information technology sectors as well as in Brazil, China, India and Korea, detracted value.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,655	$10,060
02/15	$9,779	$10,372
03/15	$9,636	$10,225
04/15	$10,700	$11,011
05/15	$10,297	$10,569
06/15	$10,182	$10,295
07/15	$9,434	$9,581
08/15	$8,648	$8,714
09/15	$8,447	$8,452
10/15	$9,243	$9,054
11/15	$8,965	$8,701
12/15	$8,716	$8,507
01/16	$8,147	$7,955
02/16	$8,090	$7,942
03/16	$9,198	$8,993
04/16	$9,536	$9,042
05/16	$9,208	$8,704
06/16	$9,584	$9,053
07/16	$9,922	$9,508
08/16	$10,183	$9,745
09/16	$10,521	$9,870
10/16	$10,444	$9,894
11/16	$10,087	$9,439
12/16	$10,007	$9,460
01/17	$10,650	$9,977
02/17	$10,825	$10,282
03/17	$11,350	$10,542
04/17	$11,711	$10,772
05/17	$11,905	$11,091
06/17	$11,944	$11,203
07/17	$12,655	$11,871
08/17	$13,122	$12,136
09/17	$13,258	$12,087
10/17	$13,599	$12,511
11/17	$13,677	$12,537
12/17	$14,125	$12,987
01/18	$14,944	$14,068
02/18	$14,388	$13,420
03/18	$14,213	$13,170
04/18	$13,900	$13,112
05/18	$13,530	$12,648
06/18	$12,847	$12,123
07/18	$13,169	$12,390
08/18	$12,436	$12,055
09/18	$12,299	$11,991
10/18	$11,297	$10,947
11/18	$11,739	$11,398
12/18	$11,218	$11,095
01/19	$12,397	$12,067
02/19	$12,623	$12,093
03/19	$12,898	$12,195
04/19	$13,173	$12,452
05/19	$12,171	$11,548
06/19	$13,104	$12,269
07/19	$12,839	$12,119
08/19	$12,321	$11,528
09/19	$12,695	$11,748
10/19	$13,336	$12,244
11/19	$13,405	$12,226
12/19	$14,378	$13,139
01/20	$13,627	$12,526
02/20	$12,916	$11,866
03/20	$10,258	$10,039
04/20	$11,453	$10,958
05/20	$11,740	$11,043
06/20	$12,768	$11,854
07/20	$13,815	$12,914
08/20	$14,254	$13,200
09/20	$14,085	$12,988
10/20	$14,422	$13,256
11/20	$15,899	$14,482
12/20	$17,158	$15,546
01/21	$17,515	$16,024
02/21	$18,040	$16,146
03/21	$17,574	$15,902
04/21	$17,673	$16,298
05/21	$17,812	$16,676
06/21	$17,614	$16,704
07/21	$16,355	$15,580
08/21	$16,504	$15,988
09/21	$15,570	$15,353
10/21	$15,868	$15,505
11/21	$15,113	$14,873
12/21	$15,418	$15,152
01/22	$15,238	$14,866
02/22	$14,417	$14,422
03/22	$14,046	$14,096
04/22	$13,125	$13,312
05/22	$13,496	$13,370
06/22	$12,524	$12,481
07/22	$12,464	$12,450
08/22	$12,274	$12,502
09/22	$10,792	$11,037
10/22	$10,372	$10,695
11/22	$12,134	$12,281
12/22	$11,932	$12,108
01/23	$13,133	$13,064
02/23	$12,265	$12,218
03/23	$12,749	$12,588
04/23	$12,436	$12,446
05/23	$12,113	$12,237
06/23	$12,729	$12,702
07/23	$13,537	$13,493
08/23	$12,578	$12,662
09/23	$12,184	$12,330
10/23	$11,578	$11,850
11/23	$12,497	$12,799
12/23	$13,082	$13,299
01/24	$12,390	$12,682
02/24	$13,051	$13,286
03/24	$13,640	$13,615
04/24	$13,278	$13,676
05/24	$13,412	$13,753
06/24	$13,805	$14,292
07/24	$13,732	$14,334
08/24	$14,104	$14,566
09/24	$14,879	$15,538
10/24	$14,404	$14,847
11/24	$14,094	$14,314
12/24	$13,961	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	6.72%	(0.59%)	3.39%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$88,459,279
# of Portfolio Holdings	65
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$775,845

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.2%
ICICI Bank Ltd. ADR	4.0%
Samsung Electronics Co. Ltd.	3.7%
Capitec Bank Holdings Ltd.	3.0%
HDFC Bank Ltd. ADR	2.8%
SK Hynix, Inc.	2.8%
Alibaba Group Holding Ltd.	2.6%
BDO Unibank, Inc.	2.4%
Bank Central Asia Tbk. PT	2.1%

Sector Allocation (% of Net Assets)

Information Technology	33.7%
Financials	24.9%
Industrials	13.1%
Consumer Discretionary	12.8%
Communication Services	5.7%
Energy	3.6%
Consumer Staples	3.1%
Health Care	1.3%
Materials	1.3%
Other (includes Short-Term Investments)	0.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Developing Markets Equity Portfolio

LDMOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$139	1.35%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposures within the consumer staples and materials sectors as well as to Saudi Arabia and Korea and overweight exposures within the information technology sector as well as to Taiwan added value.

  Stock selection within the communication services, health care and industrials sectors as well as in South Africa, Philippines, and Taiwan helped performance.

  Underweight exposure within the communication services sector, as well as to Turkey and China and overweight exposure within the industrials sector as well as to Brazil, Mexico, Indonesia and Philippines detracted from performance.

  Stock selection within the energy, financials and information technology sectors as well as in Brazil, China, India and Korea, detracted value.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,655	$10,060
02/15	$9,770	$10,372
03/15	$9,626	$10,225
04/15	$10,690	$11,011
05/15	$10,288	$10,569
06/15	$10,163	$10,295
07/15	$9,415	$9,581
08/15	$8,629	$8,714
09/15	$8,418	$8,452
10/15	$9,215	$9,054
11/15	$8,936	$8,701
12/15	$8,689	$8,507
01/16	$8,113	$7,955
02/16	$8,056	$7,942
03/16	$9,160	$8,993
04/16	$9,496	$9,042
05/16	$9,170	$8,704
06/16	$9,534	$9,053
07/16	$9,870	$9,508
08/16	$10,131	$9,745
09/16	$10,458	$9,870
10/16	$10,381	$9,894
11/16	$10,026	$9,439
12/16	$9,933	$9,460
01/17	$10,570	$9,977
02/17	$10,735	$10,282
03/17	$11,256	$10,542
04/17	$11,604	$10,772
05/17	$11,797	$11,091
06/17	$11,826	$11,203
07/17	$12,532	$11,871
08/17	$12,995	$12,136
09/17	$13,121	$12,087
10/17	$13,450	$12,511
11/17	$13,527	$12,537
12/17	$13,962	$12,987
01/18	$14,773	$14,068
02/18	$14,223	$13,420
03/18	$14,039	$13,170
04/18	$13,720	$13,112
05/18	$13,353	$12,648
06/18	$12,677	$12,123
07/18	$12,995	$12,390
08/18	$12,260	$12,055
09/18	$12,124	$11,991
10/18	$11,131	$10,947
11/18	$11,569	$11,398
12/18	$11,054	$11,095
01/19	$12,202	$12,067
02/19	$12,435	$12,093
03/19	$12,698	$12,195
04/19	$12,970	$12,452
05/19	$11,978	$11,548
06/19	$12,883	$12,269
07/19	$12,620	$12,119
08/19	$12,111	$11,528
09/19	$12,481	$11,748
10/19	$13,104	$12,244
11/19	$13,172	$12,226
12/19	$14,126	$13,139
01/20	$13,386	$12,526
02/20	$12,675	$11,866
03/20	$10,066	$10,039
04/20	$11,234	$10,958
05/20	$11,517	$11,043
06/20	$12,519	$11,854
07/20	$13,542	$12,914
08/20	$13,974	$13,200
09/20	$13,808	$12,988
10/20	$14,130	$13,256
11/20	$15,575	$14,482
12/20	$16,806	$15,546
01/21	$17,147	$16,024
02/21	$17,665	$16,146
03/21	$17,206	$15,902
04/21	$17,304	$16,298
05/21	$17,431	$16,676
06/21	$17,235	$16,704
07/21	$15,995	$15,580
08/21	$16,132	$15,988
09/21	$15,221	$15,353
10/21	$15,515	$15,505
11/21	$14,771	$14,873
12/21	$15,063	$15,152
01/22	$14,886	$14,866
02/22	$14,080	$14,422
03/22	$13,715	$14,096
04/22	$12,810	$13,312
05/22	$13,165	$13,370
06/22	$12,220	$12,481
07/22	$12,161	$12,450
08/22	$11,974	$12,502
09/22	$10,518	$11,037
10/22	$10,114	$10,695
11/22	$11,826	$12,281
12/22	$11,628	$12,108
01/23	$12,796	$13,064
02/23	$11,945	$12,218
03/23	$12,410	$12,588
04/23	$12,113	$12,446
05/23	$11,796	$12,237
06/23	$12,390	$12,702
07/23	$13,182	$13,493
08/23	$12,241	$12,662
09/23	$11,855	$12,330
10/23	$11,262	$11,850
11/23	$12,152	$12,799
12/23	$12,714	$13,299
01/24	$12,037	$12,682
02/24	$12,684	$13,286
03/24	$13,249	$13,615
04/24	$12,896	$13,676
05/24	$13,027	$13,753
06/24	$13,401	$14,292
07/24	$13,330	$14,334
08/24	$13,683	$14,566
09/24	$14,441	$15,538
10/24	$13,976	$14,847
11/24	$13,673	$14,314
12/24	$13,540	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	6.50%	(0.84%)	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$88,459,279
# of Portfolio Holdings	65
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$775,845

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.2%
ICICI Bank Ltd. ADR	4.0%
Samsung Electronics Co. Ltd.	3.7%
Capitec Bank Holdings Ltd.	3.0%
HDFC Bank Ltd. ADR	2.8%
SK Hynix, Inc.	2.8%
Alibaba Group Holding Ltd.	2.6%
BDO Unibank, Inc.	2.4%
Bank Central Asia Tbk. PT	2.1%

Sector Allocation (% of Net Assets)

Information Technology	33.7%
Financials	24.9%
Industrials	13.1%
Consumer Discretionary	12.8%
Communication Services	5.7%
Energy	3.6%
Consumer Staples	3.1%
Health Care	1.3%
Materials	1.3%
Other (includes Short-Term Investments)	0.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Core Equity Portfolio

ECEIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.10%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$10,042	$10,060
02/15	$10,322	$10,372
03/15	$10,291	$10,225
04/15	$10,842	$11,011
05/15	$10,852	$10,569
06/15	$10,509	$10,295
07/15	$9,917	$9,581
08/15	$9,054	$8,714
09/15	$8,888	$8,452
10/15	$9,522	$9,054
11/15	$9,241	$8,701
12/15	$8,964	$8,507
01/16	$8,433	$7,955
02/16	$8,203	$7,942
03/16	$8,943	$8,993
04/16	$8,902	$9,042
05/16	$8,787	$8,704
06/16	$9,141	$9,053
07/16	$9,423	$9,508
08/16	$9,663	$9,745
09/16	$9,840	$9,870
10/16	$9,683	$9,894
11/16	$9,204	$9,439
12/16	$9,275	$9,460
01/17	$9,874	$9,977
02/17	$10,031	$10,282
03/17	$10,399	$10,542
04/17	$10,693	$10,772
05/17	$10,966	$11,091
06/17	$11,134	$11,203
07/17	$11,849	$11,871
08/17	$12,166	$12,136
09/17	$12,302	$12,087
10/17	$12,607	$12,511
11/17	$12,659	$12,537
12/17	$13,017	$12,987
01/18	$13,991	$14,068
02/18	$13,303	$13,420
03/18	$13,123	$13,170
04/18	$12,784	$13,112
05/18	$12,287	$12,648
06/18	$11,927	$12,123
07/18	$12,223	$12,390
08/18	$11,707	$12,055
09/18	$11,569	$11,991
10/18	$10,648	$10,947
11/18	$11,072	$11,398
12/18	$10,658	$11,095
01/19	$11,725	$12,067
02/19	$11,682	$12,093
03/19	$11,812	$12,195
04/19	$12,081	$12,452
05/19	$11,240	$11,548
06/19	$11,973	$12,269
07/19	$11,801	$12,119
08/19	$11,219	$11,528
09/19	$11,542	$11,748
10/19	$11,963	$12,244
11/19	$12,017	$12,226
12/19	$12,960	$13,139
01/20	$12,234	$12,526
02/20	$11,630	$11,866
03/20	$9,376	$10,039
04/20	$10,124	$10,958
05/20	$10,355	$11,043
06/20	$11,036	$11,854
07/20	$12,058	$12,914
08/20	$12,286	$13,200
09/20	$12,077	$12,988
10/20	$12,297	$13,256
11/20	$13,496	$14,482
12/20	$14,512	$15,546
01/21	$14,877	$16,024
02/21	$15,120	$16,146
03/21	$14,788	$15,902
04/21	$14,877	$16,298
05/21	$15,054	$16,676
06/21	$15,020	$16,704
07/21	$14,036	$15,580
08/21	$14,017	$15,988
09/21	$13,319	$15,353
10/21	$13,530	$15,505
11/21	$12,799	$14,873
12/21	$12,885	$15,152
01/22	$12,751	$14,866
02/22	$11,915	$14,422
03/22	$11,625	$14,096
04/22	$10,834	$13,312
05/22	$10,968	$13,370
06/22	$10,098	$12,481
07/22	$10,310	$12,450
08/22	$10,246	$12,502
09/22	$9,064	$11,037
10/22	$9,131	$10,695
11/22	$10,469	$12,281
12/22	$10,098	$12,108
01/23	$11,157	$13,064
02/23	$10,451	$12,218
03/23	$10,895	$12,588
04/23	$10,759	$12,446
05/23	$10,576	$12,237
06/23	$11,032	$12,702
07/23	$11,601	$13,493
08/23	$10,803	$12,662
09/23	$10,483	$12,330
10/23	$10,221	$11,850
11/23	$10,928	$12,799
12/23	$11,339	$13,299
01/24	$10,946	$12,682
02/24	$11,454	$13,286
03/24	$11,767	$13,615
04/24	$11,743	$13,676
05/24	$11,951	$13,753
06/24	$12,356	$14,292
07/24	$12,287	$14,334
08/24	$12,422	$14,566
09/24	$13,094	$15,538
10/24	$12,480	$14,847
11/24	$12,214	$14,314
12/24	$12,162	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	7.26%	(1.26%)	1.98%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Sector Allocation (% of Net Assets)

Financials	23.9%
Information Technology	21.9%
Consumer Discretionary	13.0%
Industrials	9.8%
Consumer Staples	7.8%
Communication Services	6.6%
Energy	5.8%
Materials	4.9%
Real Estate	3.9%
Health Care	2.0%
Other (includes Short-Term Investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Core Equity Portfolio

ECEOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$140	1.35%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$10,031	$10,060
02/15	$10,301	$10,372
03/15	$10,270	$10,225
04/15	$10,821	$11,011
05/15	$10,821	$10,569
06/15	$10,468	$10,295
07/15	$9,886	$9,581
08/15	$9,023	$8,714
09/15	$8,857	$8,452
10/15	$9,480	$9,054
11/15	$9,200	$8,701
12/15	$8,919	$8,507
01/16	$8,389	$7,955
02/16	$8,160	$7,942
03/16	$8,898	$8,993
04/16	$8,857	$9,042
05/16	$8,732	$8,704
06/16	$9,085	$9,053
07/16	$9,366	$9,508
08/16	$9,595	$9,745
09/16	$9,771	$9,870
10/16	$9,615	$9,894
11/16	$9,137	$9,439
12/16	$9,201	$9,460
01/17	$9,786	$9,977
02/17	$9,953	$10,282
03/17	$10,308	$10,542
04/17	$10,601	$10,772
05/17	$10,872	$11,091
06/17	$11,029	$11,203
07/17	$11,729	$11,871
08/17	$12,034	$12,136
09/17	$12,169	$12,087
10/17	$12,472	$12,511
11/17	$12,525	$12,537
12/17	$12,864	$12,987
01/18	$13,828	$14,068
02/18	$13,136	$13,420
03/18	$12,958	$13,170
04/18	$12,612	$13,112
05/18	$12,119	$12,648
06/18	$11,763	$12,123
07/18	$12,046	$12,390
08/18	$11,534	$12,055
09/18	$11,398	$11,991
10/18	$10,486	$10,947
11/18	$10,895	$11,398
12/18	$10,493	$11,095
01/19	$11,545	$12,067
02/19	$11,492	$12,093
03/19	$11,619	$12,195
04/19	$11,875	$12,452
05/19	$11,045	$11,548
06/19	$11,758	$12,269
07/19	$11,588	$12,119
08/19	$11,014	$11,528
09/19	$11,322	$11,748
10/19	$11,737	$12,244
11/19	$11,790	$12,226
12/19	$12,705	$13,139
01/20	$11,992	$12,526
02/20	$11,397	$11,866
03/20	$9,183	$10,039
04/20	$9,917	$10,958
05/20	$10,144	$11,043
06/20	$10,803	$11,854
07/20	$11,797	$12,914
08/20	$12,021	$13,200
09/20	$11,826	$12,988
10/20	$12,021	$13,256
11/20	$13,199	$14,482
12/20	$14,186	$15,546
01/21	$14,544	$16,024
02/21	$14,782	$16,146
03/21	$14,446	$15,902
04/21	$14,533	$16,298
05/21	$14,696	$16,676
06/21	$14,663	$16,704
07/21	$13,699	$15,580
08/21	$13,680	$15,988
09/21	$12,986	$15,353
10/21	$13,192	$15,505
11/21	$12,487	$14,873
12/21	$12,551	$15,152
01/22	$12,420	$14,866
02/22	$11,604	$14,422
03/22	$11,321	$14,096
04/22	$10,548	$13,312
05/22	$10,679	$13,370
06/22	$9,830	$12,481
07/22	$10,036	$12,450
08/22	$9,973	$12,502
09/22	$8,808	$11,037
10/22	$8,885	$10,695
11/22	$10,180	$12,281
12/22	$9,815	$12,108
01/23	$10,846	$13,064
02/23	$10,147	$12,218
03/23	$10,580	$12,588
04/23	$10,447	$12,446
05/23	$10,269	$12,237
06/23	$10,713	$12,702
07/23	$11,256	$13,493
08/23	$10,490	$12,662
09/23	$10,179	$12,330
10/23	$9,912	$11,850
11/23	$10,590	$12,799
12/23	$10,997	$13,299
01/24	$10,615	$12,682
02/24	$11,098	$13,286
03/24	$11,413	$13,615
04/24	$11,379	$13,676
05/24	$11,570	$13,753
06/24	$11,974	$14,292
07/24	$11,896	$14,334
08/24	$12,016	$14,566
09/24	$12,681	$15,538
10/24	$12,084	$14,847
11/24	$11,814	$14,314
12/24	$11,756	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	6.90%	(1.54%)	1.63%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Sector Allocation (% of Net Assets)

Financials	23.9%
Information Technology	21.9%
Consumer Discretionary	13.0%
Industrials	9.8%
Consumer Staples	7.8%
Communication Services	6.6%
Energy	5.8%
Materials	4.9%
Real Estate	3.9%
Health Care	2.0%
Other (includes Short-Term Investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Core Equity Portfolio

RLEOX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$109	1.05%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
04/18	$1,000,000	$1,000,000
04/18	$989,353	$1,002,770
05/18	$951,679	$967,272
06/18	$923,014	$927,130
07/18	$945,946	$947,527
08/18	$905,970	$921,944
09/18	$896,140	$917,057
10/18	$824,056	$837,182
11/18	$856,821	$871,674
12/18	$824,819	$848,487
01/19	$908,219	$922,815
02/19	$904,049	$924,845
03/19	$914,891	$932,614
04/19	$934,907	$952,292
05/19	$869,855	$883,155
06/19	$927,401	$938,264
07/19	$914,057	$926,817
08/19	$869,036	$881,589
09/19	$893,222	$898,427
10/19	$926,583	$936,341
11/19	$930,753	$935,030
12/19	$1,003,738	$1,004,783
01/20	$947,597	$957,960
02/20	$900,812	$907,476
03/20	$726,434	$767,724
04/20	$784,276	$838,048
05/20	$802,140	$844,501
06/20	$854,878	$906,572
07/20	$933,136	$987,619
08/20	$951,605	$1,009,446
09/20	$935,432	$993,294
10/20	$952,456	$1,013,756
11/20	$1,045,233	$1,107,529
12/20	$1,123,856	$1,188,932
01/21	$1,152,102	$1,225,432
02/21	$1,170,933	$1,234,746
03/21	$1,145,254	$1,216,101
04/21	$1,152,102	$1,246,382
05/21	$1,165,797	$1,275,298
06/21	$1,164,085	$1,277,466
07/21	$1,087,050	$1,191,492
08/21	$1,085,574	$1,222,710
09/21	$1,031,596	$1,174,168
10/21	$1,047,875	$1,185,792
11/21	$992,183	$1,137,412
12/21	$998,062	$1,158,795
01/22	$987,711	$1,136,894
02/22	$923,014	$1,102,901
03/22	$900,585	$1,077,975
04/22	$839,339	$1,018,040
05/22	$849,690	$1,022,519
06/22	$782,405	$954,522
07/22	$799,658	$952,135
08/22	$793,809	$956,134
09/22	$702,348	$844,076
10/22	$708,388	$817,909
11/22	$811,065	$939,205
12/22	$782,714	$925,962
01/23	$864,687	$999,113
02/23	$810,038	$934,371
03/23	$844,414	$962,682
04/23	$833,837	$951,804
05/23	$819,734	$935,814
06/23	$854,991	$971,375
07/23	$899,063	$1,031,891
08/23	$838,128	$968,327
09/23	$813,425	$942,956
10/23	$792,251	$906,275
11/23	$846,950	$978,778
12/23	$879,112	$1,017,048
01/24	$849,570	$969,857
02/24	$888,960	$1,016,022
03/24	$913,131	$1,041,219
04/24	$911,341	$1,045,905
05/24	$927,455	$1,051,762
06/24	$958,788	$1,092,978
07/24	$953,416	$1,096,231
08/24	$963,929	$1,113,930
09/24	$1,016,882	$1,188,313
10/24	$969,314	$1,135,464
11/24	$947,773	$1,094,667
12/24	$943,337	$1,093,164

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	7.31%	(1.23%)	(0.86%)
MSCI Emerging Markets Index	7.50%	1.70%	1.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Sector Allocation (% of Net Assets)

Financials	23.9%
Information Technology	21.9%
Consumer Discretionary	13.0%
Industrials	9.8%
Consumer Staples	7.8%
Communication Services	6.6%
Energy	5.8%
Materials	4.9%
Real Estate	3.9%
Health Care	2.0%
Other (includes Short-Term Investments)	0.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

LEAIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.91%

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
06/15	$9,710	$9,740
07/15	$9,070	$9,065
08/15	$8,360	$8,245
09/15	$8,220	$7,996
10/15	$8,740	$8,567
11/15	$8,430	$8,233
12/15	$8,203	$8,049
01/16	$7,795	$7,527
02/16	$7,714	$7,515
03/16	$8,671	$8,509
04/16	$8,660	$8,555
05/16	$8,426	$8,236
06/16	$8,793	$8,565
07/16	$9,149	$8,996
08/16	$9,392	$9,220
09/16	$9,545	$9,339
10/16	$9,535	$9,361
11/16	$9,056	$8,931
12/16	$9,009	$8,950
01/17	$9,599	$9,440
02/17	$9,847	$9,729
03/17	$10,157	$9,974
04/17	$10,426	$10,192
05/17	$10,778	$10,494
06/17	$11,016	$10,600
07/17	$11,698	$11,232
08/17	$12,029	$11,482
09/17	$12,060	$11,436
10/17	$12,371	$11,838
11/17	$12,453	$11,861
12/17	$12,840	$12,287
01/18	$13,897	$13,311
02/18	$13,216	$12,697
03/18	$13,143	$12,461
04/18	$12,871	$12,406
05/18	$12,599	$11,967
06/18	$12,023	$11,470
07/18	$12,212	$11,723
08/18	$11,950	$11,406
09/18	$11,908	$11,346
10/18	$10,810	$10,357
11/18	$11,207	$10,784
12/18	$10,756	$10,497
01/19	$11,850	$11,417
02/19	$11,786	$11,442
03/19	$11,957	$11,538
04/19	$12,161	$11,781
05/19	$11,303	$10,926
06/19	$12,032	$11,608
07/19	$11,818	$11,466
08/19	$11,399	$10,907
09/19	$11,635	$11,115
10/19	$12,075	$11,584
11/19	$12,054	$11,568
12/19	$12,954	$12,431
01/20	$12,266	$11,852
02/20	$11,795	$11,227
03/20	$9,893	$9,498
04/20	$10,702	$10,368
05/20	$10,997	$10,448
06/20	$11,642	$11,216
07/20	$12,845	$12,219
08/20	$13,126	$12,489
09/20	$12,896	$12,289
10/20	$13,169	$12,542
11/20	$14,154	$13,702
12/20	$15,208	$14,709
01/21	$15,771	$15,161
02/21	$15,991	$15,276
03/21	$16,002	$15,045
04/21	$16,399	$15,420
05/21	$16,554	$15,778
06/21	$16,874	$15,804
07/21	$15,826	$14,741
08/21	$15,942	$15,127
09/21	$15,252	$14,526
10/21	$15,508	$14,670
11/21	$14,817	$14,072
12/21	$15,354	$14,336
01/22	$15,187	$14,065
02/22	$14,543	$13,645
03/22	$14,185	$13,336
04/22	$13,339	$12,595
05/22	$13,613	$12,650
06/22	$12,660	$11,809
07/22	$12,612	$11,780
08/22	$12,458	$11,829
09/22	$11,082	$10,443
10/22	$10,783	$10,119
11/22	$12,518	$11,620
12/22	$12,128	$11,456
01/23	$13,250	$12,361
02/23	$12,461	$11,560
03/23	$12,929	$11,910
04/23	$12,794	$11,775
05/23	$12,584	$11,578
06/23	$13,090	$12,018
07/23	$13,817	$12,766
08/23	$13,062	$11,980
09/23	$12,803	$11,666
10/23	$12,359	$11,212
11/23	$13,198	$12,109
12/23	$13,661	$12,583
01/24	$13,335	$11,999
02/24	$14,164	$12,570
03/24	$14,428	$12,882
04/24	$14,441	$12,940
05/24	$14,755	$13,012
06/24	$15,195	$13,522
07/24	$15,182	$13,562
08/24	$15,330	$13,781
09/24	$16,186	$14,701
10/24	$15,594	$14,048
11/24	$15,216	$13,543
12/24	$15,220	$13,524

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	11.41%	3.28%	4.48%
MSCI Emerging Markets Index	7.50%	1.70%	3.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Sector Allocation (% of Net Assets)

Information Technology	24.0%
Financials	22.3%
Consumer Discretionary	12.7%
Communication Services	9.1%
Industrials	6.3%
Materials	5.4%
Consumer Staples	4.4%
Health Care	4.0%
Energy	3.9%
Utilities	2.2%
Other (includes Short-Term Investments)	5.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

LEAOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.16%

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
06/15	$9,710	$9,740
07/15	$9,060	$9,065
08/15	$8,360	$8,245
09/15	$8,210	$7,996
10/15	$8,730	$8,567
11/15	$8,420	$8,233
12/15	$8,187	$8,049
01/16	$7,781	$7,527
02/16	$7,699	$7,515
03/16	$8,654	$8,509
04/16	$8,634	$8,555
05/16	$8,400	$8,236
06/16	$8,766	$8,565
07/16	$9,111	$8,996
08/16	$9,354	$9,220
09/16	$9,507	$9,339
10/16	$9,496	$9,361
11/16	$9,018	$8,931
12/16	$8,965	$8,950
01/17	$9,552	$9,440
02/17	$9,799	$9,729
03/17	$10,098	$9,974
04/17	$10,365	$10,192
05/17	$10,715	$10,494
06/17	$10,942	$10,600
07/17	$11,621	$11,232
08/17	$11,950	$11,482
09/17	$11,981	$11,436
10/17	$12,280	$11,838
11/17	$12,362	$11,861
12/17	$12,739	$12,287
01/18	$13,788	$13,311
02/18	$13,103	$12,697
03/18	$13,030	$12,461
04/18	$12,760	$12,406
05/18	$12,490	$11,967
06/18	$11,919	$11,470
07/18	$12,106	$11,723
08/18	$11,836	$11,406
09/18	$11,794	$11,346
10/18	$10,704	$10,357
11/18	$11,099	$10,784
12/18	$10,650	$10,497
01/19	$11,722	$11,417
02/19	$11,658	$11,442
03/19	$11,828	$11,538
04/19	$12,019	$11,781
05/19	$11,170	$10,926
06/19	$11,891	$11,608
07/19	$11,679	$11,466
08/19	$11,255	$10,907
09/19	$11,488	$11,115
10/19	$11,913	$11,584
11/19	$11,902	$11,568
12/19	$12,777	$12,431
01/20	$12,098	$11,852
02/20	$11,634	$11,227
03/20	$9,747	$9,498
04/20	$10,556	$10,368
05/20	$10,836	$10,448
06/20	$11,472	$11,216
07/20	$12,658	$12,219
08/20	$12,924	$12,489
09/20	$12,698	$12,289
10/20	$12,968	$12,542
11/20	$13,928	$13,702
12/20	$14,962	$14,709
01/21	$15,516	$15,161
02/21	$15,722	$15,276
03/21	$15,733	$15,045
04/21	$16,123	$15,420
05/21	$16,264	$15,778
06/21	$16,579	$15,804
07/21	$15,548	$14,741
08/21	$15,663	$15,127
09/21	$14,972	$14,526
10/21	$15,224	$14,670
11/21	$14,545	$14,072
12/21	$15,056	$14,336
01/22	$14,893	$14,065
02/22	$14,250	$13,645
03/22	$13,911	$13,336
04/22	$13,069	$12,595
05/22	$13,338	$12,650
06/22	$12,391	$11,809
07/22	$12,344	$11,780
08/22	$12,194	$11,829
09/22	$10,856	$10,443
10/22	$10,551	$10,119
11/22	$12,253	$11,620
12/22	$11,863	$11,456
01/23	$12,961	$12,361
02/23	$12,189	$11,560
03/23	$12,635	$11,910
04/23	$12,514	$11,775
05/23	$12,297	$11,578
06/23	$12,792	$12,018
07/23	$13,503	$12,766
08/23	$12,753	$11,980
09/23	$12,499	$11,666
10/23	$12,065	$11,212
11/23	$12,885	$12,109
12/23	$13,330	$12,583
01/24	$12,999	$11,999
02/24	$13,808	$12,570
03/24	$14,066	$12,882
04/24	$14,066	$12,940
05/24	$14,373	$13,012
06/24	$14,802	$13,522
07/24	$14,777	$13,562
08/24	$14,921	$13,781
09/24	$15,756	$14,701
10/24	$15,179	$14,048
11/24	$14,811	$13,543
12/24	$14,814	$13,524

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Open Shares	11.13%	3.00%	4.18%
MSCI Emerging Markets Index	7.50%	1.70%	3.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Sector Allocation (% of Net Assets)

Information Technology	24.0%
Financials	22.3%
Consumer Discretionary	12.7%
Communication Services	9.1%
Industrials	6.3%
Materials	5.4%
Consumer Staples	4.4%
Health Care	4.0%
Energy	3.9%
Utilities	2.2%
Other (includes Short-Term Investments)	5.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

READX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$91	0.86%

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$982,200
03/23	$1,021,422	$1,011,961
04/23	$1,011,685	$1,000,526
05/23	$995,131	$983,717
06/23	$1,034,080	$1,021,098
07/23	$1,092,502	$1,084,712
08/23	$1,032,863	$1,017,894
09/23	$1,012,401	$991,225
10/23	$977,323	$952,667
11/23	$1,043,582	$1,028,880
12/23	$1,079,789	$1,069,109
01/24	$1,053,962	$1,019,502
02/24	$1,120,517	$1,068,031
03/24	$1,141,378	$1,094,518
04/24	$1,141,378	$1,099,443
05/24	$1,166,212	$1,105,600
06/24	$1,201,973	$1,148,926
07/24	$1,199,987	$1,152,345
08/24	$1,212,639	$1,170,950
09/24	$1,280,284	$1,249,141
10/24	$1,233,530	$1,193,587
11/24	$1,203,686	$1,150,702
12/24	$1,204,501	$1,149,121

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	11.55%	10.54%
MSCI Emerging Markets Index	7.50%	7.76%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Sector Allocation (% of Net Assets)

Information Technology	24.0%
Financials	22.3%
Consumer Discretionary	12.7%
Communication Services	9.1%
Industrials	6.3%
Materials	5.4%
Consumer Staples	4.4%
Health Care	4.0%
Energy	3.9%
Utilities	2.2%
Other (includes Short-Term Investments)	5.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

LZEMX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	1.07%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,942	$10,060
02/15	$10,169	$10,372
03/15	$9,808	$10,225
04/15	$10,489	$11,011
05/15	$10,099	$10,569
06/15	$9,895	$10,295
07/15	$9,372	$9,581
08/15	$8,446	$8,714
09/15	$8,008	$8,452
10/15	$8,575	$9,054
11/15	$8,359	$8,701
12/15	$7,984	$8,507
01/16	$7,765	$7,955
02/16	$7,616	$7,942
03/16	$8,679	$8,993
04/16	$8,941	$9,042
05/16	$8,602	$8,704
06/16	$9,095	$9,053
07/16	$9,523	$9,508
08/16	$9,661	$9,745
09/16	$9,900	$9,870
10/16	$9,960	$9,894
11/16	$9,404	$9,439
12/16	$9,622	$9,460
01/17	$10,099	$9,977
02/17	$10,376	$10,282
03/17	$10,623	$10,542
04/17	$10,816	$10,772
05/17	$10,907	$11,091
06/17	$10,852	$11,203
07/17	$11,443	$11,871
08/17	$11,683	$12,136
09/17	$11,592	$12,087
10/17	$11,864	$12,511
11/17	$11,834	$12,537
12/17	$12,318	$12,987
01/18	$13,327	$14,068
02/18	$12,737	$13,420
03/18	$12,571	$13,170
04/18	$12,195	$13,112
05/18	$11,377	$12,648
06/18	$10,860	$12,123
07/18	$11,186	$12,390
08/18	$10,590	$12,055
09/18	$10,683	$11,991
10/18	$10,127	$10,947
11/18	$10,461	$11,398
12/18	$10,090	$11,095
01/19	$11,259	$12,067
02/19	$10,913	$12,093
03/19	$10,850	$12,195
04/19	$11,095	$12,452
05/19	$10,599	$11,548
06/19	$11,139	$12,269
07/19	$10,907	$12,119
08/19	$10,335	$11,528
09/19	$10,716	$11,748
10/19	$11,115	$12,244
11/19	$11,109	$12,226
12/19	$11,911	$13,139
01/20	$11,176	$12,526
02/20	$10,415	$11,866
03/20	$8,327	$10,039
04/20	$8,920	$10,958
05/20	$9,094	$11,043
06/20	$9,365	$11,854
07/20	$9,861	$12,914
08/20	$9,761	$13,200
09/20	$9,604	$12,988
10/20	$9,597	$13,256
11/20	$10,963	$14,482
12/20	$11,905	$15,546
01/21	$11,945	$16,024
02/21	$12,176	$16,146
03/21	$12,499	$15,902
04/21	$12,638	$16,298
05/21	$13,271	$16,676
06/21	$13,192	$16,704
07/21	$12,638	$15,580
08/21	$12,971	$15,988
09/21	$12,588	$15,353
10/21	$12,615	$15,505
11/21	$12,063	$14,873
12/21	$12,546	$15,152
01/22	$12,802	$14,866
02/22	$12,242	$14,422
03/22	$12,041	$14,096
04/22	$11,425	$13,312
05/22	$11,798	$13,370
06/22	$10,656	$12,481
07/22	$10,767	$12,450
08/22	$10,621	$12,502
09/22	$9,507	$11,037
10/22	$9,617	$10,695
11/22	$10,975	$12,281
12/22	$10,681	$12,108
01/23	$11,634	$13,064
02/23	$11,224	$12,218
03/23	$11,524	$12,588
04/23	$11,627	$12,446
05/23	$11,378	$12,237
06/23	$12,096	$12,702
07/23	$12,602	$13,493
08/23	$12,052	$12,662
09/23	$11,942	$12,330
10/23	$11,708	$11,850
11/23	$12,536	$12,799
12/23	$13,073	$13,299
01/24	$12,623	$12,682
02/24	$13,179	$13,286
03/24	$13,392	$13,615
04/24	$13,476	$13,676
05/24	$13,804	$13,753
06/24	$14,154	$14,292
07/24	$14,276	$14,334
08/24	$14,649	$14,566
09/24	$15,494	$15,538
10/24	$14,580	$14,847
11/24	$14,237	$14,314
12/24	$14,065	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	7.59%	3.38%	3.47%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Sector Allocation (% of Net Assets)

Financials	27.6%
Information Technology	17.7%
Consumer Discretionary	10.5%
Communication Services	9.9%
Consumer Staples	8.3%
Materials	6.6%
Industrials	6.4%
Energy	6.0%
Health Care	3.9%
Utilities	1.8%
Other (includes Short-Term Investments)	1.3%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

LZOEX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$137	1.32%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,943	$10,060
02/15	$10,164	$10,372
03/15	$9,802	$10,225
04/15	$10,482	$11,011
05/15	$10,085	$10,569
06/15	$9,881	$10,295
07/15	$9,354	$9,581
08/15	$8,430	$8,714
09/15	$7,992	$8,452
10/15	$8,561	$9,054
11/15	$8,339	$8,701
12/15	$7,967	$8,507
01/16	$7,742	$7,955
02/16	$7,592	$7,942
03/16	$8,653	$8,993
04/16	$8,912	$9,042
05/16	$8,572	$8,704
06/16	$9,062	$9,053
07/16	$9,489	$9,508
08/16	$9,617	$9,745
09/16	$9,854	$9,870
10/16	$9,912	$9,894
11/16	$9,356	$9,439
12/16	$9,574	$9,460
01/17	$10,040	$9,977
02/17	$10,320	$10,282
03/17	$10,565	$10,542
04/17	$10,752	$10,772
05/17	$10,840	$11,091
06/17	$10,781	$11,203
07/17	$11,371	$11,871
08/17	$11,602	$12,136
09/17	$11,514	$12,087
10/17	$11,784	$12,511
11/17	$11,749	$12,537
12/17	$12,229	$12,987
01/18	$13,226	$14,068
02/18	$12,638	$13,420
03/18	$12,466	$13,170
04/18	$12,092	$13,112
05/18	$11,279	$12,648
06/18	$10,762	$12,123
07/18	$11,083	$12,390
08/18	$10,490	$12,055
09/18	$10,580	$11,991
10/18	$10,026	$10,947
11/18	$10,353	$11,398
12/18	$9,989	$11,095
01/19	$11,143	$12,067
02/19	$10,799	$12,093
03/19	$10,732	$12,195
04/19	$10,974	$12,452
05/19	$10,484	$11,548
06/19	$11,016	$12,269
07/19	$10,780	$12,119
08/19	$10,213	$11,528
09/19	$10,585	$11,748
10/19	$10,981	$12,244
11/19	$10,975	$12,226
12/19	$11,760	$13,139
01/20	$11,037	$12,526
02/20	$10,283	$11,866
03/20	$8,213	$10,039
04/20	$8,800	$10,958
05/20	$8,966	$11,043
06/20	$9,232	$11,854
07/20	$9,720	$12,914
08/20	$9,618	$13,200
09/20	$9,461	$12,988
10/20	$9,461	$13,256
11/20	$10,802	$14,482
12/20	$11,726	$15,546
01/21	$11,757	$16,024
02/21	$11,984	$16,146
03/21	$12,306	$15,902
04/21	$12,432	$16,298
05/21	$13,057	$16,676
06/21	$12,975	$16,704
07/21	$12,426	$15,580
08/21	$12,750	$15,988
09/21	$12,378	$15,353
10/21	$12,397	$15,505
11/21	$11,852	$14,873
12/21	$12,328	$15,152
01/22	$12,572	$14,866
02/22	$12,018	$14,422
03/22	$11,820	$14,096
04/22	$11,214	$13,312
05/22	$11,583	$13,370
06/22	$10,456	$12,481
07/22	$10,568	$12,450
08/22	$10,423	$12,502
09/22	$9,322	$11,037
10/22	$9,434	$10,695
11/22	$10,759	$12,281
12/22	$10,467	$12,108
01/23	$11,399	$13,064
02/23	$10,988	$12,218
03/23	$11,287	$12,588
04/23	$11,385	$12,446
05/23	$11,134	$12,237
06/23	$11,843	$12,702
07/23	$12,330	$13,493
08/23	$11,795	$12,662
09/23	$11,683	$12,330
10/23	$11,447	$11,850
11/23	$12,260	$12,799
12/23	$12,773	$13,299
01/24	$12,334	$12,682
02/24	$12,880	$13,286
03/24	$13,082	$13,615
04/24	$13,161	$13,676
05/24	$13,477	$13,753
06/24	$13,815	$14,292
07/24	$13,930	$14,334
08/24	$14,297	$14,566
09/24	$15,117	$15,538
10/24	$14,218	$14,847
11/24	$13,887	$14,314
12/24	$13,712	$14,294

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	7.35%	3.12%	3.21%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Sector Allocation (% of Net Assets)

Financials	27.6%
Information Technology	17.7%
Consumer Discretionary	10.5%
Communication Services	9.9%
Consumer Staples	8.3%
Materials	6.6%
Industrials	6.4%
Energy	6.0%
Health Care	3.9%
Utilities	1.8%
Other (includes Short-Term Investments)	1.3%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

RLEMX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$111	1.07%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
01/15	$1,000,000	$1,000,000
01/15	$990,151	$1,004,450
02/15	$1,012,167	$1,035,588
03/15	$976,825	$1,020,883
04/15	$1,044,612	$1,099,388
05/15	$1,005,214	$1,055,303
06/15	$984,936	$1,027,865
07/15	$932,793	$956,634
08/15	$840,615	$870,059
09/15	$796,985	$843,870
10/15	$853,995	$904,038
11/15	$832,471	$868,780
12/15	$795,011	$849,407
01/16	$772,533	$794,280
02/16	$757,745	$793,009
03/16	$864,220	$897,924
04/16	$890,247	$902,773
05/16	$855,939	$869,100
06/16	$905,627	$903,864
07/16	$948,217	$949,328
08/16	$961,345	$972,966
09/16	$985,735	$985,518
10/16	$991,684	$987,883
11/16	$935,765	$942,440
12/16	$958,113	$944,514
01/17	$1,004,938	$996,178
02/17	$1,032,552	$1,026,662
03/17	$1,057,766	$1,052,533
04/17	$1,076,976	$1,075,584
05/17	$1,085,981	$1,107,421
06/17	$1,080,578	$1,118,606
07/17	$1,139,410	$1,185,275
08/17	$1,162,634	$1,211,707
09/17	$1,154,188	$1,206,860
10/17	$1,181,338	$1,249,221
11/17	$1,178,321	$1,251,719
12/17	$1,226,549	$1,296,656
01/18	$1,327,026	$1,404,667
02/18	$1,268,210	$1,339,912
03/18	$1,251,668	$1,314,990
04/18	$1,214,296	$1,309,204
05/18	$1,132,812	$1,262,858
06/18	$1,081,348	$1,210,449
07/18	$1,113,819	$1,237,079
08/18	$1,054,492	$1,203,678
09/18	$1,063,715	$1,197,299
10/18	$1,008,377	$1,093,014
11/18	$1,040,965	$1,138,046
12/18	$1,004,679	$1,107,774
01/19	$1,121,037	$1,204,815
02/19	$1,086,004	$1,207,466
03/19	$1,080,374	$1,217,608
04/19	$1,104,772	$1,243,300
05/19	$1,055,351	$1,153,036
06/19	$1,109,151	$1,224,986
07/19	$1,086,004	$1,210,041
08/19	$1,029,113	$1,150,991
09/19	$1,066,995	$1,172,975
10/19	$1,106,770	$1,222,474
11/19	$1,106,139	$1,220,763
12/19	$1,185,314	$1,311,832
01/20	$1,112,796	$1,250,700
02/20	$1,037,069	$1,184,789
03/20	$829,142	$1,002,331
04/20	$888,183	$1,094,145
05/20	$904,868	$1,102,570
06/20	$932,464	$1,183,608
07/20	$981,879	$1,289,423
08/20	$971,879	$1,317,919
09/20	$956,256	$1,296,833
10/20	$955,605	$1,323,547
11/20	$1,091,655	$1,445,975
12/20	$1,185,424	$1,552,255
01/21	$1,189,366	$1,599,909
02/21	$1,212,365	$1,612,068
03/21	$1,245,221	$1,587,726
04/21	$1,258,363	$1,627,260
05/21	$1,321,445	$1,665,013
06/21	$1,313,560	$1,667,843
07/21	$1,258,363	$1,555,597
08/21	$1,291,484	$1,596,354
09/21	$1,254,011	$1,532,979
10/21	$1,256,019	$1,548,155
11/21	$1,201,147	$1,484,991
12/21	$1,249,892	$1,512,908
01/22	$1,275,400	$1,484,314
02/22	$1,219,558	$1,439,933
03/22	$1,199,566	$1,407,391
04/22	$1,138,208	$1,329,140
05/22	$1,175,436	$1,334,988
06/22	$1,061,684	$1,246,211
07/22	$1,072,715	$1,243,096
08/22	$1,058,237	$1,248,317
09/22	$947,243	$1,102,014
10/22	$958,274	$1,067,852
11/22	$1,093,397	$1,226,214
12/22	$1,064,209	$1,208,925
01/23	$1,159,098	$1,304,430
02/23	$1,118,223	$1,219,903
03/23	$1,148,149	$1,256,866
04/23	$1,158,368	$1,242,663
05/23	$1,133,551	$1,221,786
06/23	$1,205,082	$1,268,214
07/23	$1,255,446	$1,347,224
08/23	$1,200,702	$1,264,235
09/23	$1,189,754	$1,231,112
10/23	$1,166,397	$1,183,222
11/23	$1,248,876	$1,277,879
12/23	$1,302,289	$1,327,845
01/24	$1,257,565	$1,266,233
02/24	$1,313,659	$1,326,505
03/24	$1,334,126	$1,359,403
04/24	$1,342,464	$1,365,520
05/24	$1,375,059	$1,373,167
06/24	$1,409,928	$1,426,978
07/24	$1,422,057	$1,431,225
08/24	$1,459,958	$1,454,333
09/24	$1,543,341	$1,551,446
10/24	$1,452,378	$1,482,448
11/24	$1,419,025	$1,429,183
12/24	$1,401,137	$1,427,221

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	7.59%	3.40%	3.44%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Sector Allocation (% of Net Assets)

Financials	27.6%
Information Technology	17.7%
Consumer Discretionary	10.5%
Communication Services	9.9%
Consumer Staples	8.3%
Materials	6.6%
Industrials	6.4%
Energy	6.0%
Health Care	3.9%
Utilities	1.8%
Other (includes Short-Term Investments)	1.3%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Enhanced Opportunities Portfolio

LEOIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$371	3.52%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and finance cost) averaged approximately 1.6% throughout the year, positively contributing to returns.

  Volatility yield, the return associated with the dynamic hedging and re-hedging of the equity underlying a convertible, was a positive contributor throughout the year.

  Special situations trades added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by credit spread tightening and an increased demand for credit-sensitive convertibles.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Portfolio Performance

	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
12/14	$10,000	$10,000	$10,000	$10,000
01/15	$9,800	$10,190	$9,971	$9,892
02/15	$10,040	$10,131	$10,172	$10,319
03/15	$10,040	$10,173	$10,206	$10,297
04/15	$10,300	$10,161	$10,227	$10,380
05/15	$10,310	$10,143	$10,254	$10,610
06/15	$10,090	$10,030	$10,127	$10,372
07/15	$10,130	$10,088	$10,124	$10,299
08/15	$10,010	$10,059	$9,900	$9,929
09/15	$9,930	$10,098	$9,695	$9,625
10/15	$9,970	$10,130	$9,837	$9,979
11/15	$9,880	$10,093	$9,766	$9,936
12/15	$9,768	$10,043	$9,652	$9,725
01/16	$9,746	$10,154	$9,385	$9,062
02/16	$9,790	$10,226	$9,355	$9,064
03/16	$9,801	$10,351	$9,471	$9,476
04/16	$9,910	$10,422	$9,510	$9,630
05/16	$9,877	$10,430	$9,554	$9,826
06/16	$9,921	$10,614	$9,573	$9,858
07/16	$10,042	$10,701	$9,712	$10,332
08/16	$10,130	$10,713	$9,727	$10,423
09/16	$10,152	$10,715	$9,781	$10,588
10/16	$10,086	$10,644	$9,725	$10,429
11/16	$10,119	$10,405	$9,810	$10,727
12/16	$10,185	$10,436	$9,895	$10,865
01/17	$10,274	$10,472	$9,944	$11,171
02/17	$10,319	$10,553	$10,056	$11,377
03/17	$10,374	$10,550	$10,059	$11,475
04/17	$10,441	$10,637	$10,102	$11,603
05/17	$10,452	$10,719	$10,126	$11,732
06/17	$10,553	$10,710	$10,148	$11,817
07/17	$10,664	$10,764	$10,242	$12,051
08/17	$10,646	$10,856	$10,272	$12,109
09/17	$10,657	$10,818	$10,334	$12,344
10/17	$10,680	$10,831	$10,405	$12,583
11/17	$10,714	$10,815	$10,412	$12,569
12/17	$10,750	$10,863	$10,488	$12,570
01/18	$10,762	$10,758	$10,744	$12,940
02/18	$10,825	$10,656	$10,484	$12,855
03/18	$10,837	$10,710	$10,381	$12,923
04/18	$10,837	$10,638	$10,391	$12,877
05/18	$10,837	$10,696	$10,418	$13,384
06/18	$10,837	$10,681	$10,399	$13,400
07/18	$10,837	$10,703	$10,383	$13,464
08/18	$10,866	$10,756	$10,430	$13,976
09/18	$10,891	$10,710	$10,358	$13,938
10/18	$10,779	$10,620	$10,036	$13,092
11/18	$10,791	$10,668	$9,974	$13,237
12/18	$10,596	$10,835	$9,751	$12,651
01/19	$10,737	$10,984	$9,959	$13,525
02/19	$10,800	$10,996	$10,022	$13,946
03/19	$10,992	$11,195	$10,005	$13,913
04/19	$11,081	$11,210	$10,070	$14,315
05/19	$11,132	$11,382	$10,001	$13,825
06/19	$11,221	$11,543	$10,162	$14,459
07/19	$11,310	$11,578	$10,241	$14,742
08/19	$11,308	$11,840	$10,280	$14,524
09/19	$11,320	$11,788	$10,326	$14,456
10/19	$11,282	$11,826	$10,358	$14,701
11/19	$11,308	$11,824	$10,465	$15,182
12/19	$11,385	$11,842	$10,597	$15,534
01/20	$11,449	$12,054	$10,641	$16,003
02/20	$11,436	$12,235	$10,488	$15,720
03/20	$10,574	$11,996	$9,871	$13,527
04/20	$10,767	$12,236	$10,155	$15,071
05/20	$10,870	$12,350	$10,301	$16,148
06/20	$11,076	$12,453	$10,482	$17,035
07/20	$11,385	$12,672	$10,624	$18,270
08/20	$11,711	$12,599	$10,787	$20,004
09/20	$11,737	$12,576	$10,769	$19,523
10/20	$11,841	$12,531	$10,745	$19,289
11/20	$12,217	$12,695	$11,048	$21,923
12/20	$12,509	$12,739	$11,298	$23,624
01/21	$12,742	$12,659	$11,279	$24,388
02/21	$13,072	$12,495	$11,450	$25,286
03/21	$12,934	$12,350	$11,444	$24,295
04/21	$12,975	$12,454	$11,630	$24,884
05/21	$12,989	$12,501	$11,675	$24,408
06/21	$13,030	$12,592	$11,719	$25,212
07/21	$13,181	$12,719	$11,667	$24,902
08/21	$13,257	$12,710	$11,747	$25,363
09/21	$13,368	$12,602	$11,702	$25,013
10/21	$13,396	$12,591	$11,807	$25,848
11/21	$13,341	$12,607	$11,655	$24,840
12/21	$13,390	$12,598	$11,710	$24,597
01/22	$13,361	$12,322	$11,538	$23,005
02/22	$13,318	$12,154	$11,496	$23,074
03/22	$13,261	$11,828	$11,551	$23,256
04/22	$13,132	$11,387	$11,447	$21,631
05/22	$12,703	$11,449	$11,323	$20,737
06/22	$12,360	$11,221	$11,119	$19,479
07/22	$12,388	$11,503	$11,179	$20,538
08/22	$12,676	$11,204	$11,285	$20,828
09/22	$12,250	$10,721	$11,176	$19,607
10/22	$12,235	$10,603	$11,185	$20,198
11/22	$12,220	$10,999	$11,201	$20,438
12/22	$12,400	$10,961	$11,195	$19,780
01/23	$12,834	$11,301	$11,382	$21,004
02/23	$12,930	$11,024	$11,328	$20,762
03/23	$12,689	$11,282	$11,194	$20,606
04/23	$12,770	$11,351	$11,232	$20,287
05/23	$12,898	$11,233	$11,180	$20,553
06/23	$13,027	$11,216	$11,265	$21,632
07/23	$13,187	$11,227	$11,323	$22,225
08/23	$13,235	$11,160	$11,361	$21,649
09/23	$13,284	$10,893	$11,349	$21,104
10/23	$12,930	$10,730	$11,256	$20,181
11/23	$13,043	$11,213	$11,384	$21,211
12/23	$13,271	$11,638	$11,542	$22,526
01/24	$13,353	$11,610	$11,579	$22,274
02/24	$13,565	$11,471	$11,685	$22,533
03/24	$13,712	$11,584	$11,832	$23,041
04/24	$13,728	$11,313	$11,768	$22,243
05/24	$13,891	$11,500	$11,839	$22,755
06/24	$13,989	$11,606	$11,909	$23,004
07/24	$14,153	$11,869	$11,997	$23,433
08/24	$14,299	$12,044	$12,048	$23,755
09/24	$14,484	$12,209	$12,162	$24,195
10/24	$14,535	$11,932	$12,082	$24,411
11/24	$14,653	$12,058	$12,182	$26,036
12/24	$14,705	$11,876	$12,184	$24,912

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	10.81%	5.25%	3.93%
US Universal Index	2.04%	0.06%	1.73%
HFRX Global Hedge Fund Index	5.27%	2.81%	1.99%
The ICE BofAML U.S. Convertible ex Mandatory Index	10.73%	9.91%	9.56%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$42,005,022
# of Portfolio Holdings	80
Portfolio Turnover Rate	435%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$218,878

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 04/15/25	9.7%
U.S. Treasury Bills 0.000% due 01/09/25	8.4%
U.S. Treasury Bills 0.000% due 03/13/25	5.7%
U.S. Treasury Bills 0.000% due 01/21/25	4.7%
Pegasystems, Inc. 0.750% due 03/01/25	3.6%
U.S. Treasury Notes 4.000% due 10/31/29	3.1%
Match Group Financeco 2, Inc. 0.875% due 06/15/26	2.8%
Enphase Energy, Inc. 0.000% due 03/01/26	2.5%
Integra LifeSciences Holdings Corp. 0.500% due 08/15/25	2.4%
Viavi Solutions, Inc. 1.625% due 03/15/26	1.9%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	31.9%
Information Technology	14.8%
Consumer Staples	13.3%
Communication Services	9.4%
Consumer Discretionary	4.8%
Financials	4.5%
Energy	2.5%
Materials	0.9%
Industrials	0.7%
Derivatives	0.3%
Other (includes Short-Term Investments)	16.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Enhanced Opportunities Portfolio

LEOOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$398	3.78%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and finance cost) averaged approximately 1.6% throughout the year, positively contributing to returns.

  Volatility yield, the return associated with the dynamic hedging and re-hedging of the equity underlying a convertible, was a positive contributor throughout the year.

  Special situations trades added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by credit spread tightening and an increased demand for credit-sensitive convertibles.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Portfolio Performance

	Open Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
12/14	$10,000	$10,000	$10,000	$10,000
01/15	$9,800	$10,190	$9,971	$9,892
02/15	$10,040	$10,131	$10,172	$10,319
03/15	$10,040	$10,173	$10,206	$10,297
04/15	$10,290	$10,161	$10,227	$10,380
05/15	$10,300	$10,143	$10,254	$10,610
06/15	$10,080	$10,030	$10,127	$10,372
07/15	$10,110	$10,088	$10,124	$10,299
08/15	$10,000	$10,059	$9,900	$9,929
09/15	$9,910	$10,098	$9,695	$9,625
10/15	$9,950	$10,130	$9,837	$9,979
11/15	$9,870	$10,093	$9,766	$9,936
12/15	$9,743	$10,043	$9,652	$9,725
01/16	$9,710	$10,154	$9,385	$9,062
02/16	$9,754	$10,226	$9,355	$9,064
03/16	$9,764	$10,351	$9,471	$9,476
04/16	$9,874	$10,422	$9,510	$9,630
05/16	$9,841	$10,430	$9,554	$9,826
06/16	$9,885	$10,614	$9,573	$9,858
07/16	$9,995	$10,701	$9,712	$10,332
08/16	$10,082	$10,713	$9,727	$10,423
09/16	$10,104	$10,715	$9,781	$10,588
10/16	$10,038	$10,644	$9,725	$10,429
11/16	$10,071	$10,405	$9,810	$10,727
12/16	$10,134	$10,436	$9,895	$10,865
01/17	$10,223	$10,472	$9,944	$11,171
02/17	$10,267	$10,553	$10,056	$11,377
03/17	$10,312	$10,550	$10,059	$11,475
04/17	$10,367	$10,637	$10,102	$11,603
05/17	$10,378	$10,719	$10,126	$11,732
06/17	$10,478	$10,710	$10,148	$11,817
07/17	$10,589	$10,764	$10,242	$12,051
08/17	$10,570	$10,856	$10,272	$12,109
09/17	$10,582	$10,818	$10,334	$12,344
10/17	$10,604	$10,831	$10,405	$12,583
11/17	$10,638	$10,815	$10,412	$12,569
12/17	$10,669	$10,863	$10,488	$12,570
01/18	$10,669	$10,758	$10,744	$12,940
02/18	$10,730	$10,656	$10,484	$12,855
03/18	$10,743	$10,710	$10,381	$12,923
04/18	$10,730	$10,638	$10,391	$12,877
05/18	$10,730	$10,696	$10,418	$13,384
06/18	$10,743	$10,681	$10,399	$13,400
07/18	$10,743	$10,703	$10,383	$13,464
08/18	$10,759	$10,756	$10,430	$13,976
09/18	$10,784	$10,710	$10,358	$13,938
10/18	$10,672	$10,620	$10,036	$13,092
11/18	$10,685	$10,668	$9,974	$13,237
12/18	$10,489	$10,835	$9,751	$12,651
01/19	$10,616	$10,984	$9,959	$13,525
02/19	$10,691	$10,996	$10,022	$13,946
03/19	$10,855	$11,195	$10,005	$13,913
04/19	$10,956	$11,210	$10,070	$14,315
05/19	$11,007	$11,382	$10,001	$13,825
06/19	$11,095	$11,543	$10,162	$14,459
07/19	$11,171	$11,578	$10,241	$14,742
08/19	$11,168	$11,840	$10,280	$14,524
09/19	$11,168	$11,788	$10,326	$14,456
10/19	$11,143	$11,826	$10,358	$14,701
11/19	$11,155	$11,824	$10,465	$15,182
12/19	$11,245	$11,842	$10,597	$15,534
01/20	$11,308	$12,054	$10,641	$16,003
02/20	$11,296	$12,235	$10,488	$15,720
03/20	$10,441	$11,996	$9,871	$13,527
04/20	$10,633	$12,236	$10,155	$15,071
05/20	$10,722	$12,350	$10,301	$16,148
06/20	$10,913	$12,453	$10,482	$17,035
07/20	$11,194	$12,672	$10,624	$18,270
08/20	$11,500	$12,599	$10,787	$20,004
09/20	$11,526	$12,576	$10,769	$19,523
10/20	$11,628	$12,531	$10,745	$19,289
11/20	$12,000	$12,695	$11,048	$21,923
12/20	$12,323	$12,739	$11,298	$23,624
01/21	$12,553	$12,659	$11,279	$24,388
02/21	$12,864	$12,495	$11,450	$25,286
03/21	$12,743	$12,350	$11,444	$24,295
04/21	$12,783	$12,454	$11,630	$24,884
05/21	$12,783	$12,501	$11,675	$24,408
06/21	$12,824	$12,592	$11,719	$25,212
07/21	$12,959	$12,719	$11,667	$24,902
08/21	$13,033	$12,710	$11,747	$25,363
09/21	$13,143	$12,602	$11,702	$25,013
10/21	$13,171	$12,591	$11,807	$25,848
11/21	$13,129	$12,607	$11,655	$24,840
12/21	$13,159	$12,598	$11,710	$24,597
01/22	$13,131	$12,322	$11,538	$23,005
02/22	$13,089	$12,154	$11,496	$23,074
03/22	$13,019	$11,828	$11,551	$23,256
04/22	$12,907	$11,387	$11,447	$21,631
05/22	$12,485	$11,449	$11,323	$20,737
06/22	$12,134	$11,221	$11,119	$19,479
07/22	$12,176	$11,503	$11,179	$20,538
08/22	$12,445	$11,204	$11,285	$20,828
09/22	$12,027	$10,721	$11,176	$19,607
10/22	$12,012	$10,603	$11,185	$20,198
11/22	$11,997	$10,999	$11,201	$20,438
12/22	$12,179	$10,961	$11,195	$19,780
01/23	$12,588	$11,301	$11,382	$21,004
02/23	$12,682	$11,024	$11,328	$20,762
03/23	$12,447	$11,282	$11,194	$20,606
04/23	$12,525	$11,351	$11,232	$20,287
05/23	$12,651	$11,233	$11,180	$20,553
06/23	$12,777	$11,216	$11,265	$21,632
07/23	$12,918	$11,227	$11,323	$22,225
08/23	$12,965	$11,160	$11,361	$21,649
09/23	$13,012	$10,893	$11,349	$21,104
10/23	$12,667	$10,730	$11,256	$20,181
11/23	$12,777	$11,213	$11,384	$21,211
12/23	$12,987	$11,638	$11,542	$22,526
01/24	$13,083	$11,610	$11,579	$22,274
02/24	$13,274	$11,471	$11,685	$22,533
03/24	$13,417	$11,584	$11,832	$23,041
04/24	$13,433	$11,313	$11,768	$22,243
05/24	$13,577	$11,500	$11,839	$22,755
06/24	$13,688	$11,606	$11,909	$23,004
07/24	$13,832	$11,869	$11,997	$23,433
08/24	$13,975	$12,044	$12,048	$23,755
09/24	$14,156	$12,209	$12,162	$24,195
10/24	$14,205	$11,932	$12,082	$24,411
11/24	$14,303	$12,058	$12,182	$26,036
12/24	$14,368	$11,876	$12,184	$24,912

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	10.63%	5.02%	3.69%
US Universal Index	2.04%	0.06%	1.73%
HFRX Global Hedge Fund Index	5.27%	2.81%	1.99%
The ICE BofAML U.S. Convertible ex Mandatory Index	10.73%	9.91%	9.56%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$42,005,022
# of Portfolio Holdings	80
Portfolio Turnover Rate	435%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$218,878

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 04/15/25	9.7%
U.S. Treasury Bills 0.000% due 01/09/25	8.4%
U.S. Treasury Bills 0.000% due 03/13/25	5.7%
U.S. Treasury Bills 0.000% due 01/21/25	4.7%
Pegasystems, Inc. 0.750% due 03/01/25	3.6%
U.S. Treasury Notes 4.000% due 10/31/29	3.1%
Match Group Financeco 2, Inc. 0.875% due 06/15/26	2.8%
Enphase Energy, Inc. 0.000% due 03/01/26	2.5%
Integra LifeSciences Holdings Corp. 0.500% due 08/15/25	2.4%
Viavi Solutions, Inc. 1.625% due 03/15/26	1.9%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	31.9%
Information Technology	14.8%
Consumer Staples	13.3%
Communication Services	9.4%
Consumer Discretionary	4.8%
Financials	4.5%
Energy	2.5%
Materials	0.9%
Industrials	0.7%
Derivatives	0.3%
Other (includes Short-Term Investments)	16.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Equity Franchise Portfolio

LZFIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.94%

How did the Portfolio perform last year and what affected its performance?

  Fiserv was a strong contributor to relative performance for the year period. Company revenues grew organically, and margins expanded during the year consistent with management’s medium-term objectives.

  eBay was one of the top contributors to performance during the period and we sold out of the stock in September 2024 as it has reached its intrinsic value.

  Knorr-Bremse performed strongly as the company continued its program of divesting non-core businesses. We believe that this strategy should lead to margin improvement and enable management to better focus on enhancing return on capital. There are challenges in the truck segment and uncertainty regarding potential trade tariffs.

  CVS Health had a tough year in 2024, facing several problems that impacted its finances and worried investors. We believe CVS is actively addressing its challenges and positioning itself for potential recovery and growth in the next few years.

  Dentsply Sirona reported slightly better than expected third-quarter results, however the stock price fell because the company lowered their full-year sales and earnings forecasts. The decline was due to suspending Byte clear aligners and impression kits sales and marketing because of new legislative requirements.

Portfolio Performance

	Institutional Shares	MSCI World Index
10/17	$9,950	$10,189
11/17	$10,390	$10,410
12/17	$10,425	$10,551
01/18	$11,038	$11,108
02/18	$10,475	$10,648
03/18	$10,284	$10,416
04/18	$10,706	$10,536
05/18	$10,626	$10,602
06/18	$10,576	$10,597
07/18	$10,786	$10,927
08/18	$10,880	$11,063
09/18	$11,001	$11,125
10/18	$10,668	$10,308
11/18	$10,940	$10,426
12/18	$9,893	$9,633
01/19	$10,699	$10,383
02/19	$10,945	$10,695
03/19	$10,609	$10,835
04/19	$11,437	$11,220
05/19	$10,497	$10,573
06/19	$11,169	$11,269
07/19	$11,169	$11,326
08/19	$10,650	$11,094
09/19	$11,323	$11,330
10/19	$11,547	$11,618
11/19	$11,794	$11,942
12/19	$12,040	$12,300
01/20	$11,590	$12,225
02/20	$10,323	$11,192
03/20	$8,027	$9,711
04/20	$9,104	$10,772
05/20	$9,495	$11,292
06/20	$9,518	$11,591
07/20	$9,944	$12,145
08/20	$10,148	$12,957
09/20	$9,982	$12,510
10/20	$9,888	$12,126
11/20	$11,676	$13,676
12/20	$12,178	$14,256
01/21	$12,142	$14,115
02/21	$12,381	$14,476
03/21	$13,172	$14,959
04/21	$13,771	$15,654
05/21	$14,561	$15,880
06/21	$14,238	$16,116
07/21	$14,202	$16,405
08/21	$14,334	$16,813
09/21	$14,046	$16,115
10/21	$14,286	$17,027
11/21	$13,902	$16,655
12/21	$14,949	$17,366
01/22	$14,728	$16,447
02/22	$15,019	$16,031
03/22	$15,684	$16,470
04/22	$14,963	$15,102
05/22	$15,310	$15,114
06/22	$13,868	$13,805
07/22	$14,395	$14,901
08/22	$13,925	$14,278
09/22	$12,511	$12,950
10/22	$13,657	$13,880
11/22	$14,689	$14,845
12/22	$14,171	$14,214
01/23	$15,547	$15,220
02/23	$15,219	$14,855
03/23	$15,313	$15,314
04/23	$15,797	$15,582
05/23	$15,140	$15,426
06/23	$16,095	$16,359
07/23	$16,454	$16,909
08/23	$16,063	$16,505
09/23	$15,313	$15,793
10/23	$14,515	$15,335
11/23	$15,844	$16,774
12/23	$16,821	$17,598
01/24	$16,515	$17,809
02/24	$16,838	$18,564
03/24	$17,008	$19,160
04/24	$16,089	$18,449
05/24	$16,379	$19,274
06/24	$16,072	$19,667
07/24	$17,331	$20,014
08/24	$17,824	$20,543
09/24	$18,164	$20,919
10/24	$17,297	$20,504
11/24	$17,433	$21,445
12/24	$16,289	$20,886

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(3.16%)	6.23%	6.95%
MSCI World Index	18.67%	11.17%	9.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$173,098,043
# of Portfolio Holdings	26
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,402,736

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
Rentokil Initial PLC	6.0%
National Grid PLC	6.0%
Omnicom Group, Inc.	6.0%
International Game Technology PLC	5.9%
CVS Health Corp.	5.6%
Snam SpA	4.9%
Henry Schein, Inc.	4.8%
Dentsply Sirona, Inc.	4.6%
Visa, Inc., A Shares	4.2%

Sector Allocation (% of Net Assets)

Health Care	19.9%
Industrials	19.3%
Utilities	18.9%
Financials	14.9%
Consumer Discretionary	13.1%
Communication Services	7.7%
Information Technology	4.1%
Other (includes Short-Term Investments)	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Equity Franchise Portfolio

LZFOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$118	1.20%

How did the Portfolio perform last year and what affected its performance?

  Fiserv was a strong contributor to relative performance for the year period. Company revenues grew organically, and margins expanded during the year consistent with management’s medium-term objectives.

  eBay was one of the top contributors to performance during the period and we sold out of the stock in September 2024 as it has reached its intrinsic value.

  Knorr-Bremse performed strongly as the company continued its program of divesting non-core businesses. We believe that this strategy should lead to margin improvement and enable management to better focus on enhancing return on capital. There are challenges in the truck segment and uncertainty regarding potential trade tariffs.

  CVS Health had a tough year in 2024, facing several problems that impacted its finances and worried investors. We believe CVS is actively addressing its challenges and positioning itself for potential recovery and growth in the next few years.

  Dentsply Sirona reported slightly better than expected third-quarter results, however the stock price fell because the company lowered their full-year sales and earnings forecasts. The decline was due to suspending Byte clear aligners and impression kits sales and marketing because of new legislative requirements.

Portfolio Performance

	Open Shares	MSCI World Index
10/17	$9,940	$10,189
11/17	$10,380	$10,410
12/17	$10,418	$10,551
01/18	$11,031	$11,108
02/18	$10,459	$10,648
03/18	$10,268	$10,416
04/18	$10,689	$10,536
05/18	$10,599	$10,602
06/18	$10,549	$10,597
07/18	$10,760	$10,927
08/18	$10,853	$11,063
09/18	$10,964	$11,125
10/18	$10,641	$10,308
11/18	$10,914	$10,426
12/18	$9,862	$9,633
01/19	$10,665	$10,383
02/19	$10,910	$10,695
03/19	$10,564	$10,835
04/19	$11,379	$11,220
05/19	$10,453	$10,573
06/19	$11,111	$11,269
07/19	$11,122	$11,326
08/19	$10,594	$11,094
09/19	$11,253	$11,330
10/19	$11,488	$11,618
11/19	$11,723	$11,942
12/19	$11,972	$12,300
01/20	$11,513	$12,225
02/20	$10,253	$11,192
03/20	$7,981	$9,711
04/20	$9,041	$10,772
05/20	$9,441	$11,292
06/20	$9,453	$11,591
07/20	$9,876	$12,145
08/20	$10,079	$12,957
09/20	$9,914	$12,510
10/20	$9,808	$12,126
11/20	$11,574	$13,676
12/20	$12,079	$14,256
01/21	$12,032	$14,115
02/21	$12,269	$14,476
03/21	$13,053	$14,959
04/21	$13,647	$15,654
05/21	$14,419	$15,880
06/21	$14,110	$16,116
07/21	$14,063	$16,405
08/21	$14,182	$16,813
09/21	$13,896	$16,115
10/21	$14,135	$17,027
11/21	$13,741	$16,655
12/21	$14,780	$17,366
01/22	$14,560	$16,447
02/22	$14,848	$16,031
03/22	$15,507	$16,470
04/22	$14,793	$15,102
05/22	$15,123	$15,114
06/22	$13,709	$13,805
07/22	$14,231	$14,901
08/22	$13,752	$14,278
09/22	$12,353	$12,950
10/22	$13,486	$13,880
11/22	$14,494	$14,845
12/22	$13,974	$14,214
01/23	$15,348	$15,220
02/23	$15,008	$14,855
03/23	$15,101	$15,314
04/23	$15,564	$15,582
05/23	$14,931	$15,426
06/23	$15,858	$16,359
07/23	$16,213	$16,909
08/23	$15,827	$16,505
09/23	$15,086	$15,793
10/23	$14,298	$15,335
11/23	$15,611	$16,774
12/23	$16,548	$17,598
01/24	$16,263	$17,809
02/24	$16,565	$18,564
03/24	$16,732	$19,160
04/24	$15,828	$18,449
05/24	$16,096	$19,274
06/24	$15,811	$19,667
07/24	$17,034	$20,014
08/24	$17,519	$20,543
09/24	$17,854	$20,919
10/24	$16,983	$20,504
11/24	$17,134	$21,445
12/24	$15,997	$20,886

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(3.33%)	5.97%	6.69%
MSCI World Index	18.67%	11.17%	9.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$173,098,043
# of Portfolio Holdings	26
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,402,736

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
Rentokil Initial PLC	6.0%
National Grid PLC	6.0%
Omnicom Group, Inc.	6.0%
International Game Technology PLC	5.9%
CVS Health Corp.	5.6%
Snam SpA	4.9%
Henry Schein, Inc.	4.8%
Dentsply Sirona, Inc.	4.6%
Visa, Inc., A Shares	4.2%

Sector Allocation (% of Net Assets)

Health Care	19.9%
Industrials	19.3%
Utilities	18.9%
Financials	14.9%
Consumer Discretionary	13.1%
Communication Services	7.7%
Information Technology	4.1%
Other (includes Short-Term Investments)	2.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Equity Select Portfolio

GESIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

How did the Portfolio perform last year and what affected its performance?

  Lack of exposure to the materials and energy sectors contributed to performance. The Portfolio generally does not invest in commodity-related businesses due to their historically low levels of financial productivity and lack of a sustainable competitive advantage. The two sectors were among the worst performers in the benchmark during the period.

  Continued robust artificial intelligence (AI)-related demand for chips helped boost shares of Taiwan Semiconductor.

  A position in Japanese media company Sanrio also contributed. Sanrio owns, manages, licenses and creates content for a portfolio of 450 characters such as Hello Kitty, with an increasingly high margin licensing-oriented business model. After we initiated our position in July, the company reported better-than-expected earnings driven by strong performance in licensing revenues and a favorable mix of character promotions.

  IQVIA, a contract research organization (CRO) that provides outsourced research support to the pharma, biotech, and medical device industries, fell amid a tougher industry environment and concerns over lower pharma spending.

  Hexagon, a global leader in metrology, fell amid a weaker backdrop for its end-markets and its CEO’s resignation.

  Stock selection in the financials sector and the information technology sector detracted from performance.

Portfolio Performance

	Institutional Shares	MSCI ACWI
12/14	$10,000	$10,000
01/15	$9,729	$9,844
02/15	$10,359	$10,392
03/15	$10,223	$10,231
04/15	$10,378	$10,528
05/15	$10,455	$10,514
06/15	$10,233	$10,267
07/15	$10,475	$10,356
08/15	$9,835	$9,646
09/15	$9,554	$9,297
10/15	$10,242	$10,027
11/15	$10,281	$9,943
12/15	$10,046	$9,764
01/16	$9,589	$9,176
02/16	$9,365	$9,112
03/16	$9,997	$9,788
04/16	$10,046	$9,932
05/16	$10,260	$9,945
06/16	$10,123	$9,885
07/16	$10,542	$10,311
08/16	$10,415	$10,346
09/16	$10,590	$10,409
10/16	$10,162	$10,233
11/16	$10,211	$10,310
12/16	$10,312	$10,533
01/17	$10,626	$10,821
02/17	$10,978	$11,125
03/17	$11,155	$11,260
04/17	$11,439	$11,436
05/17	$11,781	$11,689
06/17	$11,801	$11,741
07/17	$12,085	$12,069
08/17	$12,202	$12,115
09/17	$12,447	$12,349
10/17	$12,741	$12,605
11/17	$13,035	$12,849
12/17	$13,253	$13,056
01/18	$13,934	$13,793
02/18	$13,447	$13,214
03/18	$13,325	$12,931
04/18	$13,284	$13,054
05/18	$13,436	$13,071
06/18	$13,416	$13,000
07/18	$13,904	$13,392
08/18	$13,950	$13,498
09/18	$13,981	$13,558
10/18	$12,890	$12,542
11/18	$13,185	$12,725
12/18	$12,309	$11,828
01/19	$13,129	$12,762
02/19	$13,612	$13,103
03/19	$13,948	$13,268
04/19	$14,368	$13,716
05/19	$13,759	$12,903
06/19	$14,610	$13,747
07/19	$14,620	$13,787
08/19	$14,536	$13,461
09/19	$14,589	$13,743
10/19	$14,641	$14,120
11/19	$14,956	$14,464
12/19	$15,412	$14,973
01/20	$15,476	$14,808
02/20	$14,385	$13,612
03/20	$12,618	$11,774
04/20	$13,845	$13,036
05/20	$14,354	$13,603
06/20	$14,586	$14,038
07/20	$15,401	$14,781
08/20	$16,269	$15,685
09/20	$15,984	$15,180
10/20	$15,687	$14,811
11/20	$17,169	$16,637
12/20	$17,874	$17,409
01/21	$17,665	$17,330
02/21	$18,005	$17,732
03/21	$18,706	$18,205
04/21	$19,571	$19,001
05/21	$19,911	$19,297
06/21	$20,064	$19,552
07/21	$20,524	$19,686
08/21	$20,898	$20,179
09/21	$20,004	$19,345
10/21	$21,031	$20,332
11/21	$20,401	$19,842
12/21	$21,404	$20,636
01/22	$20,070	$19,622
02/22	$19,249	$19,115
03/22	$19,488	$19,529
04/22	$18,222	$17,966
05/22	$18,142	$17,987
06/22	$17,036	$16,471
07/22	$18,553	$17,621
08/22	$17,538	$16,972
09/22	$16,090	$15,348
10/22	$17,025	$16,274
11/22	$18,428	$17,536
12/22	$17,705	$16,845
01/23	$18,868	$18,053
02/23	$18,246	$17,536
03/23	$18,811	$18,076
04/23	$19,029	$18,336
05/23	$18,615	$18,140
06/23	$19,697	$19,193
07/23	$20,089	$19,896
08/23	$19,501	$19,340
09/23	$18,495	$18,540
10/23	$18,067	$17,983
11/23	$19,698	$19,643
12/23	$20,723	$20,586
01/24	$20,606	$20,707
02/24	$21,522	$21,595
03/24	$21,897	$22,274
04/24	$21,322	$21,539
05/24	$22,050	$22,413
06/24	$22,355	$22,910
07/24	$22,708	$23,279
08/24	$23,305	$23,870
09/24	$23,587	$24,424
10/24	$22,798	$23,877
11/24	$23,469	$24,770
12/24	$22,887	$24,182

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	10.44%	8.23%	8.63%
MSCI ACWI	17.49%	10.06%	9.23%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$98,350,719
# of Portfolio Holdings	69
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$658,465

Top 10 Holdings (% of Net Assets)

Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Accenture PLC, Class A	2.8%
Salesforce, Inc..	2.6%
Visa, Inc., A Shares	2.4%
Aon PLC, Class A	2.1%
Wolters Kluwer NV	2.0%
RELX PLC	2.0%

Sector Allocation (% of Net Assets)

Information Technology	30.0%
Financials	16.1%
Industrials	16.0%
Consumer Discretionary	12.9%
Health Care	11.2%
Consumer Staples	9.3%
Communication Services	2.7%
Materials	0.7%
Other (includes Short-Term Investments)	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Equity Select Portfolio

GESOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$121	1.15%

How did the Portfolio perform last year and what affected its performance?

  Lack of exposure to the materials and energy sectors contributed to performance. The Portfolio generally does not invest in commodity-related businesses due to their historically low levels of financial productivity and lack of a sustainable competitive advantage. The two sectors were among the worst performers in the benchmark during the period.

  Continued robust artificial intelligence (AI)-related demand for chips helped boost shares of Taiwan Semiconductor.

  A position in Japanese media company Sanrio also contributed. Sanrio owns, manages, licenses and creates content for a portfolio of 450 characters such as Hello Kitty, with an increasingly high margin licensing-oriented business model. After we initiated our position in July, the company reported better-than-expected earnings driven by strong performance in licensing revenues and a favorable mix of character promotions.

  IQVIA, a contract research organization (CRO) that provides outsourced research support to the pharma, biotech, and medical device industries, fell amid a tougher industry environment and concerns over lower pharma spending.

  Hexagon, a global leader in metrology, fell amid a weaker backdrop for its end-markets and its CEO’s resignation.

  Stock selection in the financials sector and the information technology sector detracted from performance.

Portfolio Performance

	Open Shares	MSCI ACWI
12/14	$10,000	$10,000
01/15	$9,729	$9,844
02/15	$10,359	$10,392
03/15	$10,223	$10,231
04/15	$10,378	$10,528
05/15	$10,446	$10,514
06/15	$10,223	$10,267
07/15	$10,465	$10,356
08/15	$9,816	$9,646
09/15	$9,535	$9,297
10/15	$10,223	$10,027
11/15	$10,262	$9,943
12/15	$10,024	$9,764
01/16	$9,569	$9,176
02/16	$9,336	$9,112
03/16	$9,966	$9,788
04/16	$10,015	$9,932
05/16	$10,218	$9,945
06/16	$10,083	$9,885
07/16	$10,499	$10,311
08/16	$10,364	$10,346
09/16	$10,538	$10,409
10/16	$10,112	$10,233
11/16	$10,160	$10,310
12/16	$10,260	$10,533
01/17	$10,562	$10,821
02/17	$10,912	$11,125
03/17	$11,088	$11,260
04/17	$11,360	$11,436
05/17	$11,701	$11,689
06/17	$11,720	$11,741
07/17	$11,993	$12,069
08/17	$12,110	$12,115
09/17	$12,343	$12,349
10/17	$12,635	$12,605
11/17	$12,918	$12,849
12/17	$13,134	$13,056
01/18	$13,819	$13,793
02/18	$13,325	$13,214
03/18	$13,204	$12,931
04/18	$13,154	$13,054
05/18	$13,305	$13,071
06/18	$13,275	$13,000
07/18	$13,758	$13,392
08/18	$13,804	$13,498
09/18	$13,825	$13,558
10/18	$12,743	$12,542
11/18	$13,036	$12,725
12/18	$12,171	$11,828
01/19	$12,970	$12,762
02/19	$13,448	$13,103
03/19	$13,780	$13,268
04/19	$14,184	$13,716
05/19	$13,583	$12,903
06/19	$14,423	$13,747
07/19	$14,423	$13,787
08/19	$14,330	$13,461
09/19	$14,382	$13,743
10/19	$14,433	$14,120
11/19	$14,745	$14,464
12/19	$15,193	$14,973
01/20	$15,255	$14,808
02/20	$14,171	$13,612
03/20	$12,430	$11,774
04/20	$13,629	$13,036
05/20	$14,140	$13,603
06/20	$14,359	$14,038
07/20	$15,151	$14,781
08/20	$16,006	$15,685
09/20	$15,725	$15,180
10/20	$15,422	$14,811
11/20	$16,882	$16,637
12/20	$17,574	$17,409
01/21	$17,369	$17,330
02/21	$17,692	$17,732
03/21	$18,381	$18,205
04/21	$19,220	$19,001
05/21	$19,554	$19,297
06/21	$19,694	$19,552
07/21	$20,146	$19,686
08/21	$20,503	$20,179
09/21	$19,624	$19,345
10/21	$20,622	$20,332
11/21	$20,004	$19,842
12/21	$20,978	$20,636
01/22	$19,671	$19,622
02/22	$18,856	$19,115
03/22	$19,090	$19,529
04/22	$17,839	$17,966
05/22	$17,761	$17,987
06/22	$16,666	$16,471
07/22	$18,163	$17,621
08/22	$17,158	$16,972
09/22	$15,739	$15,348
10/22	$16,655	$16,274
11/22	$18,018	$17,536
12/22	$17,307	$16,845
01/23	$18,444	$18,053
02/23	$17,825	$17,536
03/23	$18,376	$18,076
04/23	$18,579	$18,336
05/23	$18,174	$18,140
06/23	$19,220	$19,193
07/23	$19,603	$19,896
08/23	$19,017	$19,340
09/23	$18,045	$18,540
10/23	$17,616	$17,983
11/23	$19,209	$19,643
12/23	$20,202	$20,586
01/24	$20,076	$20,707
02/24	$20,969	$21,595
03/24	$21,323	$22,274
04/24	$20,763	$21,539
05/24	$21,461	$22,413
06/24	$21,758	$22,910
07/24	$22,090	$23,279
08/24	$22,671	$23,870
09/24	$22,935	$24,424
10/24	$22,167	$23,877
11/24	$22,820	$24,770
12/24	$22,237	$24,182

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	10.07%	7.92%	8.32%
MSCI ACWI	17.49%	10.06%	9.23%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$98,350,719
# of Portfolio Holdings	69
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$658,465

Top 10 Holdings (% of Net Assets)

Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Accenture PLC, Class A	2.8%
Salesforce, Inc..	2.6%
Visa, Inc., A Shares	2.4%
Aon PLC, Class A	2.1%
Wolters Kluwer NV	2.0%
RELX PLC	2.0%

Sector Allocation (% of Net Assets)

Information Technology	30.0%
Financials	16.1%
Industrials	16.0%
Consumer Discretionary	12.9%
Health Care	11.2%
Consumer Staples	9.3%
Communication Services	2.7%
Materials	0.7%
Other (includes Short-Term Investments)	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Listed Infrastructure Portfolio

GLIFX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.96%

How did the Portfolio perform last year and what affected its performance?

  Global toll road and airport owner/operator Ferrovial (FER) delivered strong performance in the first half of 2024. This was driven by its US managed lanes, the implementation of new toll rates for its key asset, the H407ETR toll road in Canada, and the completed disposal of its 19.75% stake in Heathrow Airport.

  American Electric Power (AEP) rose after it reported solid first quarter earnings. AEP is expected to increase its commercial load growth forecasts for the coming years based on further data centre developments in its service territories.

  Shares of diversified utility company Power Asset Holdings (PAH) appreciated in 2024, driven by corporate results that broadly met market expectations and more favorable than anticipated regulatory outcomes in the UK.

  Despite exceeding third quarter expectations and upgrading year-end guidance, SES's share price continued to decline. This market pessimism was surprising given the revenue growth from geostationary satellites and strong support for new MEO and LEO technology from corporates, telcos, and transport operators.

  Algonquin Power & Utilities Corp (AQN) fell over the year and despite strong second quarter 2024 earnings, AQN cut its quarterly dividend by 40% after selling its renewable business to LS Power. The market focused on the dividend cut rather than the strategic shift to regulated utilities and favorable asset sale prices.

Portfolio Performance

	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/14	$10,000	$10,000	$10,000
01/15	$10,459	$9,819	$10,424
02/15	$10,729	$10,394	$10,492
03/15	$10,823	$10,231	$10,441
04/15	$10,918	$10,472	$10,543
05/15	$10,904	$10,507	$10,546
06/15	$10,337	$10,262	$10,027
07/15	$10,721	$10,446	$10,438
08/15	$10,370	$9,755	$9,989
09/15	$10,598	$9,395	$9,924
10/15	$10,996	$10,139	$10,343
11/15	$11,126	$10,088	$10,095
12/15	$10,930	$9,910	$9,938
01/16	$10,897	$9,318	$10,021
02/16	$10,946	$9,249	$10,077
03/16	$11,484	$9,877	$10,616
04/16	$11,591	$10,033	$10,644
05/16	$11,329	$10,089	$10,755
06/16	$11,299	$9,976	$11,153
07/16	$11,628	$10,397	$11,366
08/16	$11,578	$10,405	$11,058
09/16	$11,636	$10,461	$11,231
10/16	$11,430	$10,258	$11,076
11/16	$11,463	$10,405	$10,753
12/16	$11,947	$10,654	$11,115
01/17	$11,938	$10,911	$11,136
02/17	$12,537	$11,213	$11,569
03/17	$13,203	$11,333	$11,857
04/17	$13,558	$11,501	$12,077
05/17	$14,251	$11,745	$12,490
06/17	$13,862	$11,789	$12,288
07/17	$13,972	$12,071	$12,406
08/17	$14,408	$12,088	$12,681
09/17	$14,408	$12,359	$12,431
10/17	$14,477	$12,592	$12,724
11/17	$14,659	$12,865	$12,964
12/17	$14,432	$13,039	$12,663
01/18	$14,125	$13,728	$12,469
02/18	$13,404	$13,159	$11,905
03/18	$13,611	$12,872	$12,050
04/18	$14,343	$13,020	$12,388
05/18	$14,126	$13,102	$12,423
06/18	$14,489	$13,096	$12,773
07/18	$14,833	$13,504	$13,019
08/18	$14,505	$13,672	$12,902
09/18	$14,486	$13,748	$12,885
10/18	$14,439	$12,739	$12,612
11/18	$14,382	$12,885	$13,082
12/18	$13,893	$11,905	$12,529
01/19	$14,695	$12,832	$13,536
02/19	$15,065	$13,218	$13,980
03/19	$15,209	$13,391	$14,520
04/19	$15,612	$13,866	$14,664
05/19	$15,364	$13,066	$14,644
06/19	$15,890	$13,927	$14,995
07/19	$15,994	$13,997	$15,068
08/19	$15,988	$13,710	$15,296
09/19	$16,371	$14,002	$15,527
10/19	$16,659	$14,358	$15,510
11/19	$16,499	$14,758	$15,460
12/19	$16,985	$15,201	$15,927
01/20	$17,545	$15,108	$16,441
02/20	$16,501	$13,832	$15,253
03/20	$14,256	$12,002	$13,302
04/20	$15,227	$13,312	$14,243
05/20	$15,773	$13,955	$14,944
06/20	$15,704	$14,325	$14,627
07/20	$15,494	$15,010	$14,807
08/20	$15,516	$16,013	$14,906
09/20	$15,450	$15,460	$14,833
10/20	$15,129	$14,985	$14,509
11/20	$16,358	$16,902	$15,574
12/20	$16,225	$17,619	$15,495
01/21	$15,671	$17,444	$15,346
02/21	$15,760	$17,891	$15,203
03/21	$16,801	$18,487	$16,378
04/21	$17,278	$19,346	$16,892
05/21	$17,577	$19,625	$16,943
06/21	$17,615	$19,917	$16,982
07/21	$18,126	$20,274	$17,301
08/21	$18,193	$20,779	$17,601
09/21	$17,705	$19,916	$16,951
10/21	$18,394	$21,044	$17,778
11/21	$18,224	$20,583	$17,325
12/21	$19,450	$21,462	$18,546
01/22	$18,978	$20,326	$18,001
02/22	$18,919	$19,812	$17,893
03/22	$19,764	$20,355	$19,128
04/22	$19,966	$18,663	$18,705
05/22	$20,050	$18,678	$19,021
06/22	$19,369	$17,061	$18,051
07/22	$20,080	$18,415	$19,110
08/22	$19,592	$17,646	$18,686
09/22	$17,505	$16,005	$16,706
10/22	$18,561	$17,154	$17,296
11/22	$20,095	$18,346	$18,425
12/22	$19,197	$17,566	$17,781
01/23	$20,090	$18,810	$18,296
02/23	$19,711	$18,358	$17,572
03/23	$20,064	$18,926	$17,886
04/23	$20,541	$19,257	$18,247
05/23	$20,227	$19,064	$17,359
06/23	$20,461	$20,218	$17,852
07/23	$20,790	$20,897	$18,037
08/23	$19,926	$20,398	$17,370
09/23	$19,281	$19,518	$16,570
10/23	$19,405	$18,952	$16,641
11/23	$20,696	$20,730	$18,073
12/23	$21,288	$21,748	$18,548
01/24	$21,302	$22,009	$18,127
02/24	$21,469	$22,942	$18,251
03/24	$22,000	$23,679	$18,808
04/24	$21,339	$22,800	$18,221
05/24	$21,733	$23,819	$19,005
06/24	$21,106	$24,306	$18,279
07/24	$22,656	$24,734	$19,495
08/24	$23,009	$25,388	$20,097
09/24	$23,180	$25,853	$20,561
10/24	$22,681	$25,340	$20,301
11/24	$23,308	$26,503	$21,108
12/24	$22,717	$25,812	$19,923

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	6.71%	5.99%	8.55%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Core Infrastructure (USD) Index	9.97%	5.07%	7.15%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$8,429,105,584
# of Portfolio Holdings	27
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$78,860,311

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.0%
Ferrovial SE	7.8%
Snam SpA	6.4%
Exelon Corp.	4.6%
Terna - Rete Elettrica Nazionale	4.6%
Vinci SA	4.6%
United Utilities Group PLC	4.5%
CSX Corp.	4.4%
Norfolk Southern Corp.	4.4%
Power Assets Holdings Ltd.	4.4%

Sector Allocation (% of Net Assets)

Utilities	54.6%
Industrials	36.7%
Communication Services	1.2%
Other (includes Short-Term Investments)	7.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Listed Infrastructure Portfolio

GLFOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$125	1.21%

How did the Portfolio perform last year and what affected its performance?

  Global toll road and airport owner/operator Ferrovial (FER) delivered strong performance in the first half of 2024. This was driven by its US managed lanes, the implementation of new toll rates for its key asset, the H407ETR toll road in Canada, and the completed disposal of its 19.75% stake in Heathrow Airport.

  American Electric Power (AEP) rose after it reported solid first quarter earnings. AEP is expected to increase its commercial load growth forecasts for the coming years based on further data centre developments in its service territories.

  Shares of diversified utility company Power Asset Holdings (PAH) appreciated in 2024, driven by corporate results that broadly met market expectations and more favorable than anticipated regulatory outcomes in the UK.

  Despite exceeding third quarter expectations and upgrading year-end guidance, SES's share price continued to decline. This market pessimism was surprising given the revenue growth from geostationary satellites and strong support for new MEO and LEO technology from corporates, telcos, and transport operators.

  Algonquin Power & Utilities Corp (AQN) fell over the year and despite strong second quarter 2024 earnings, AQN cut its quarterly dividend by 40% after selling its renewable business to LS Power. The market focused on the dividend cut rather than the strategic shift to regulated utilities and favorable asset sale prices.

Portfolio Performance

	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/14	$10,000	$10,000	$10,000
01/15	$10,459	$9,819	$10,424
02/15	$10,721	$10,394	$10,492
03/15	$10,822	$10,231	$10,441
04/15	$10,909	$10,472	$10,543
05/15	$10,895	$10,507	$10,546
06/15	$10,322	$10,262	$10,027
07/15	$10,712	$10,446	$10,438
08/15	$10,354	$9,755	$9,989
09/15	$10,583	$9,395	$9,924
10/15	$10,979	$10,139	$10,343
11/15	$11,101	$10,088	$10,095
12/15	$10,906	$9,910	$9,938
01/16	$10,873	$9,318	$10,021
02/16	$10,914	$9,249	$10,077
03/16	$11,442	$9,877	$10,616
04/16	$11,548	$10,033	$10,644
05/16	$11,288	$10,089	$10,755
06/16	$11,251	$9,976	$11,153
07/16	$11,586	$10,397	$11,366
08/16	$11,536	$10,405	$11,058
09/16	$11,587	$10,461	$11,231
10/16	$11,373	$10,258	$11,076
11/16	$11,406	$10,405	$10,753
12/16	$11,888	$10,654	$11,115
01/17	$11,880	$10,911	$11,136
02/17	$12,466	$11,213	$11,569
03/17	$13,128	$11,333	$11,857
04/17	$13,480	$11,501	$12,077
05/17	$14,168	$11,745	$12,490
06/17	$13,774	$11,789	$12,288
07/17	$13,883	$12,071	$12,406
08/17	$14,307	$12,088	$12,681
09/17	$14,316	$12,359	$12,431
10/17	$14,376	$12,592	$12,724
11/17	$14,556	$12,865	$12,964
12/17	$14,322	$13,039	$12,663
01/18	$14,018	$13,728	$12,469
02/18	$13,302	$13,159	$11,905
03/18	$13,499	$12,872	$12,050
04/18	$14,225	$13,020	$12,388
05/18	$14,010	$13,102	$12,423
06/18	$14,369	$13,096	$12,773
07/18	$14,701	$13,504	$13,019
08/18	$14,367	$13,672	$12,902
09/18	$14,348	$13,748	$12,885
10/18	$14,301	$12,739	$12,612
11/18	$14,236	$12,885	$13,082
12/18	$13,752	$11,905	$12,529
01/19	$14,545	$12,832	$13,536
02/19	$14,911	$13,218	$13,980
03/19	$15,045	$13,391	$14,520
04/19	$15,443	$13,866	$14,664
05/19	$15,188	$13,066	$14,644
06/19	$15,719	$13,927	$14,995
07/19	$15,811	$13,997	$15,068
08/19	$15,805	$13,710	$15,296
09/19	$16,173	$14,002	$15,527
10/19	$16,457	$14,358	$15,510
11/19	$16,300	$14,758	$15,460
12/19	$16,769	$15,201	$15,927
01/20	$17,321	$15,108	$16,441
02/20	$16,281	$13,832	$15,253
03/20	$14,064	$12,002	$13,302
04/20	$15,022	$13,312	$14,243
05/20	$15,560	$13,955	$14,944
06/20	$15,482	$14,325	$14,627
07/20	$15,286	$15,010	$14,807
08/20	$15,297	$16,013	$14,906
09/20	$15,221	$15,460	$14,833
10/20	$14,905	$14,985	$14,509
11/20	$16,116	$16,902	$15,574
12/20	$15,985	$17,619	$15,495
01/21	$15,429	$17,444	$15,346
02/21	$15,516	$17,891	$15,203
03/21	$16,542	$18,487	$16,378
04/21	$17,000	$19,346	$16,892
05/21	$17,294	$19,625	$16,943
06/21	$17,332	$19,917	$16,982
07/21	$17,824	$20,274	$17,301
08/21	$17,889	$20,779	$17,601
09/21	$17,399	$19,916	$16,951
10/21	$18,076	$21,044	$17,778
11/21	$17,910	$20,583	$17,325
12/21	$19,112	$21,462	$18,546
01/22	$18,648	$20,326	$18,001
02/22	$18,591	$19,812	$17,893
03/22	$19,408	$20,355	$19,128
04/22	$19,595	$18,663	$18,705
05/22	$19,677	$18,678	$19,021
06/22	$19,009	$17,061	$18,051
07/22	$19,705	$18,415	$19,110
08/22	$19,215	$17,646	$18,686
09/22	$17,157	$16,005	$16,706
10/22	$18,204	$17,154	$17,296
11/22	$19,696	$18,346	$18,425
12/22	$18,814	$17,566	$17,781
01/23	$19,688	$18,810	$18,296
02/23	$19,318	$18,358	$17,572
03/23	$19,651	$18,926	$17,886
04/23	$20,118	$19,257	$18,247
05/23	$19,798	$19,064	$17,359
06/23	$20,027	$20,218	$17,852
07/23	$20,349	$20,897	$18,037
08/23	$19,490	$20,398	$17,370
09/23	$18,861	$19,518	$16,570
10/23	$18,981	$18,952	$16,641
11/23	$20,243	$20,730	$18,073
12/23	$20,808	$21,748	$18,548
01/24	$20,822	$22,009	$18,127
02/24	$20,972	$22,942	$18,251
03/24	$21,490	$23,679	$18,808
04/24	$20,831	$22,800	$18,221
05/24	$21,229	$23,819	$19,005
06/24	$20,604	$24,306	$18,279
07/24	$22,116	$24,734	$19,495
08/24	$22,460	$25,388	$20,097
09/24	$22,627	$25,853	$20,561
10/24	$22,113	$25,340	$20,301
11/24	$22,724	$26,503	$21,108
12/24	$22,146	$25,812	$19,923

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	6.43%	5.72%	8.28%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Core Infrastructure (USD) Index	9.97%	5.07%	7.15%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$8,429,105,584
# of Portfolio Holdings	27
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$78,860,311

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.0%
Ferrovial SE	7.8%
Snam SpA	6.4%
Exelon Corp.	4.6%
Terna - Rete Elettrica Nazionale	4.6%
Vinci SA	4.6%
United Utilities Group PLC	4.5%
CSX Corp.	4.4%
Norfolk Southern Corp.	4.4%
Power Assets Holdings Ltd.	4.4%

Sector Allocation (% of Net Assets)

Utilities	54.6%
Industrials	36.7%
Communication Services	1.2%
Other (includes Short-Term Investments)	7.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Advantage Portfolio

IEAIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

  Performance was driven largely by favorable stock selection, with industrials, financials and materials accounting for the majority of excess return.

  Holdings in consumer staples and discretionary detracted from relative returns.

  Stock selection in South Korea, China and Taiwan contributed to the excess return, India stocks detracted.

  Underweight exposure to materials and consumer staples added to performance; underweight exposure in financials detracted.

  International Games Systems, Xiaomi Corp and Bombay Stock Exchange (BSE, Ltd) were the largest contributors to excess return. Colgate-Palmolive (India), Hon Hai Precision, and a minor underweight to Taiwan Semiconductor Manufacturing were the largest detractors.

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
06/15	$9,770	$9,721	$9,717
07/15	$9,890	$9,694	$9,919
08/15	$9,190	$8,953	$9,189
09/15	$8,870	$8,539	$8,722
10/15	$9,500	$9,175	$9,404
11/15	$9,440	$8,985	$9,258
12/15	$9,337	$8,816	$9,133
01/16	$8,739	$8,216	$8,472
02/16	$8,445	$8,123	$8,317
03/16	$8,982	$8,783	$8,858
04/16	$9,084	$9,014	$9,115
05/16	$9,195	$8,862	$9,032
06/16	$8,759	$8,726	$8,729
07/16	$9,205	$9,158	$9,171
08/16	$9,150	$9,216	$9,178
09/16	$9,292	$9,330	$9,290
10/16	$9,129	$9,195	$9,100
11/16	$8,956	$8,983	$8,919
12/16	$9,232	$9,212	$9,224
01/17	$9,574	$9,539	$9,491
02/17	$9,667	$9,690	$9,627
03/17	$9,999	$9,936	$9,892
04/17	$10,289	$10,149	$10,143
05/17	$10,558	$10,478	$10,515
06/17	$10,579	$10,510	$10,497
07/17	$10,859	$10,898	$10,799
08/17	$10,910	$10,955	$10,795
09/17	$11,180	$11,159	$11,064
10/17	$11,387	$11,369	$11,232
11/17	$11,429	$11,461	$11,349
12/17	$11,538	$11,717	$11,532
01/18	$12,151	$12,370	$12,110
02/18	$11,495	$11,787	$11,563
03/18	$11,390	$11,579	$11,355
04/18	$11,548	$11,764	$11,614
05/18	$11,284	$11,488	$11,353
06/18	$11,073	$11,272	$11,214
07/18	$11,379	$11,541	$11,490
08/18	$11,074	$11,300	$11,269
09/18	$11,137	$11,352	$11,367
10/18	$10,265	$10,429	$10,462
11/18	$10,169	$10,528	$10,448
12/18	$9,661	$10,051	$9,941
01/19	$10,394	$10,811	$10,595
02/19	$10,572	$11,022	$10,865
03/19	$10,661	$11,088	$10,933
04/19	$10,860	$11,381	$11,241
05/19	$10,228	$10,770	$10,701
06/19	$10,772	$11,418	$11,336
07/19	$10,461	$11,280	$11,192
08/19	$10,183	$10,932	$10,902
09/19	$10,472	$11,212	$11,215
10/19	$10,816	$11,604	$11,617
11/19	$10,938	$11,706	$11,749
12/19	$11,339	$12,213	$12,131
01/20	$11,112	$11,885	$11,877
02/20	$10,238	$10,945	$10,803
03/20	$8,831	$9,360	$9,361
04/20	$9,341	$10,070	$9,966
05/20	$9,727	$10,399	$10,399
06/20	$9,977	$10,869	$10,753
07/20	$10,136	$11,354	$11,003
08/20	$10,580	$11,840	$11,569
09/20	$10,364	$11,549	$11,268
10/20	$9,990	$11,300	$10,819
11/20	$11,318	$12,820	$12,495
12/20	$11,952	$13,514	$13,077
01/21	$11,825	$13,543	$12,937
02/21	$12,196	$13,811	$13,226
03/21	$12,624	$13,986	$13,531
04/21	$13,018	$14,398	$13,938
05/21	$13,551	$14,848	$14,392
06/21	$13,377	$14,752	$14,230
07/21	$13,562	$14,508	$14,336
08/21	$13,761	$14,784	$14,589
09/21	$13,136	$14,311	$14,166
10/21	$13,530	$14,653	$14,514
11/21	$12,927	$13,993	$13,839
12/21	$13,619	$14,571	$14,548
01/22	$13,278	$14,034	$13,845
02/22	$12,767	$13,756	$13,600
03/22	$12,718	$13,778	$13,687
04/22	$11,866	$12,913	$12,801
05/22	$12,256	$13,006	$12,897
06/22	$11,136	$11,887	$11,701
07/22	$11,671	$12,294	$12,283
08/22	$10,997	$11,898	$11,700
09/22	$9,955	$10,709	$10,606
10/22	$10,567	$11,029	$11,176
11/22	$11,965	$12,331	$12,435
12/22	$11,786	$12,239	$12,445
01/23	$12,783	$13,231	$13,453
02/23	$12,518	$12,767	$13,172
03/23	$12,808	$13,079	$13,498
04/23	$13,061	$13,306	$13,879
05/23	$12,543	$12,823	$13,292
06/23	$13,200	$13,398	$13,897
07/23	$13,679	$13,943	$14,347
08/23	$13,153	$13,313	$13,798
09/23	$12,837	$12,893	$13,326
10/23	$12,459	$12,361	$12,786
11/23	$13,519	$13,473	$13,973
12/23	$14,122	$14,150	$14,714
01/24	$14,071	$14,009	$14,800
02/24	$14,681	$14,364	$15,071
03/24	$15,176	$14,813	$15,566
04/24	$14,884	$14,547	$15,168
05/24	$15,710	$14,969	$15,755
06/24	$15,646	$14,960	$15,506
07/24	$16,027	$15,306	$15,961
08/24	$16,355	$15,742	$16,480
09/24	$16,634	$16,166	$16,632
10/24	$16,075	$15,373	$15,727
11/24	$16,113	$15,234	$15,638
12/24	$15,772	$14,938	$15,282

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	11.68%	6.82%	4.86%
MSCI ACWI ex-USA Index	5.53%	4.10%	6.36%
MSCI EAFE Index	3.82%	4.73%	4.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$27,294,057
# of Portfolio Holdings	219
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Iberdrola SA	2.1%
Givaudan SA	1.9%
Japan Post Holdings Co. Ltd.	1.8%
Novartis AG	1.7%
GSK PLC	1.6%
ASML Holding NV	1.6%
State Bank of India GDR	1.5%
NatWest Group PLC	1.5%
Tencent Holdings Ltd.	1.5%

Sector Allocation (% of Net Assets)

Financials	24.1%
Industrials	14.4%
Information Technology	13.4%
Consumer Discretionary	11.1%
Health Care	8.4%
Consumer Staples	6.5%
Materials	6.1%
Communication Services	5.7%
Energy	4.5%
Utilities	3.3%
Other (includes Short-Term Investments)	2.5%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Advantage Portfolio

IEAOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$111	1.05%

How did the Portfolio perform last year and what affected its performance?

  Performance was driven largely by favorable stock selection, with industrials, financials and materials accounting for the majority of excess return.

  Holdings in consumer staples and discretionary detracted from relative returns.

  Stock selection in South Korea, China and Taiwan contributed to the excess return, India stocks detracted.

  Underweight exposure to materials and consumer staples added to performance; underweight exposure in financials detracted.

  International Games Systems, Xiaomi Corp and Bombay Stock Exchange (BSE, Ltd) were the largest contributors to excess return. Colgate-Palmolive (India), Hon Hai Precision, and a minor underweight to Taiwan Semiconductor Manufacturing were the largest detractors.

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
06/15	$9,770	$9,721	$9,717
07/15	$9,880	$9,694	$9,919
08/15	$9,180	$8,953	$9,189
09/15	$8,860	$8,539	$8,722
10/15	$9,490	$9,175	$9,404
11/15	$9,430	$8,985	$9,258
12/15	$9,320	$8,816	$9,133
01/16	$8,723	$8,216	$8,472
02/16	$8,430	$8,123	$8,317
03/16	$8,956	$8,783	$8,858
04/16	$9,057	$9,014	$9,115
05/16	$9,168	$8,862	$9,032
06/16	$8,733	$8,726	$8,729
07/16	$9,168	$9,158	$9,171
08/16	$9,123	$9,216	$9,178
09/16	$9,255	$9,330	$9,290
10/16	$9,092	$9,195	$9,100
11/16	$8,920	$8,983	$8,919
12/16	$9,188	$9,212	$9,224
01/17	$9,529	$9,539	$9,491
02/17	$9,621	$9,690	$9,627
03/17	$9,941	$9,936	$9,892
04/17	$10,230	$10,149	$10,143
05/17	$10,498	$10,478	$10,515
06/17	$10,519	$10,510	$10,497
07/17	$10,787	$10,898	$10,799
08/17	$10,838	$10,955	$10,795
09/17	$11,096	$11,159	$11,064
10/17	$11,302	$11,369	$11,232
11/17	$11,343	$11,461	$11,349
12/17	$11,449	$11,717	$11,532
01/18	$12,057	$12,370	$12,110
02/18	$11,407	$11,787	$11,563
03/18	$11,292	$11,579	$11,355
04/18	$11,449	$11,764	$11,614
05/18	$11,187	$11,488	$11,353
06/18	$10,967	$11,272	$11,214
07/18	$11,271	$11,541	$11,490
08/18	$10,967	$11,300	$11,269
09/18	$11,031	$11,352	$11,367
10/18	$10,165	$10,429	$10,462
11/18	$10,059	$10,528	$10,448
12/18	$9,557	$10,051	$9,941
01/19	$10,282	$10,811	$10,595
02/19	$10,458	$11,022	$10,865
03/19	$10,535	$11,088	$10,933
04/19	$10,733	$11,381	$11,241
05/19	$10,107	$10,770	$10,701
06/19	$10,645	$11,418	$11,336
07/19	$10,326	$11,280	$11,192
08/19	$10,052	$10,932	$10,902
09/19	$10,337	$11,212	$11,215
10/19	$10,678	$11,604	$11,617
11/19	$10,799	$11,706	$11,749
12/19	$11,185	$12,213	$12,131
01/20	$10,961	$11,885	$11,877
02/20	$10,087	$10,945	$10,803
03/20	$8,699	$9,360	$9,361
04/20	$9,214	$10,070	$9,966
05/20	$9,595	$10,399	$10,399
06/20	$9,830	$10,869	$10,753
07/20	$9,987	$11,354	$11,003
08/20	$10,424	$11,840	$11,569
09/20	$10,201	$11,549	$11,268
10/20	$9,831	$11,300	$10,819
11/20	$11,141	$12,820	$12,495
12/20	$11,760	$13,514	$13,077
01/21	$11,634	$13,543	$12,937
02/21	$11,999	$13,811	$13,226
03/21	$12,409	$13,986	$13,531
04/21	$12,808	$14,398	$13,938
05/21	$13,321	$14,848	$14,392
06/21	$13,150	$14,752	$14,230
07/21	$13,321	$14,508	$14,336
08/21	$13,517	$14,784	$14,589
09/21	$12,901	$14,311	$14,166
10/21	$13,289	$14,653	$14,514
11/21	$12,696	$13,993	$13,839
12/21	$13,377	$14,571	$14,548
01/22	$13,031	$14,034	$13,845
02/22	$12,517	$13,756	$13,600
03/22	$12,470	$13,778	$13,687
04/22	$11,633	$12,913	$12,801
05/22	$12,016	$13,006	$12,897
06/22	$10,917	$11,887	$11,701
07/22	$11,442	$12,294	$12,283
08/22	$10,780	$11,898	$11,700
09/22	$9,757	$10,709	$10,606
10/22	$10,347	$11,029	$11,176
11/22	$11,719	$12,331	$12,435
12/22	$11,538	$12,239	$12,445
01/23	$12,514	$13,231	$13,453
02/23	$12,254	$12,767	$13,172
03/23	$12,526	$13,079	$13,498
04/23	$12,785	$13,306	$13,879
05/23	$12,267	$12,823	$13,292
06/23	$12,909	$13,398	$13,897
07/23	$13,366	$13,943	$14,347
08/23	$12,863	$13,313	$13,798
09/23	$12,542	$12,893	$13,326
10/23	$12,171	$12,361	$12,786
11/23	$13,209	$13,473	$13,973
12/23	$13,790	$14,150	$14,714
01/24	$13,740	$14,009	$14,800
02/24	$14,336	$14,364	$15,071
03/24	$14,819	$14,813	$15,566
04/24	$14,534	$14,547	$15,168
05/24	$15,328	$14,969	$15,755
06/24	$15,278	$14,960	$15,506
07/24	$15,638	$15,306	$15,961
08/24	$15,958	$15,742	$16,480
09/24	$16,218	$16,166	$16,632
10/24	$15,672	$15,373	$15,727
11/24	$15,709	$15,234	$15,638
12/24	$15,375	$14,938	$15,282

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/29/15
Open Shares	11.49%	6.57%	4.59%
MSCI ACWI ex-USA Index	5.53%	4.10%	6.36%
MSCI EAFE Index	3.82%	4.73%	4.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$27,294,057
# of Portfolio Holdings	219
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Iberdrola SA	2.1%
Givaudan SA	1.9%
Japan Post Holdings Co. Ltd.	1.8%
Novartis AG	1.7%
GSK PLC	1.6%
ASML Holding NV	1.6%
State Bank of India GDR	1.5%
NatWest Group PLC	1.5%
Tencent Holdings Ltd.	1.5%

Sector Allocation (% of Net Assets)

Financials	24.1%
Industrials	14.4%
Information Technology	13.4%
Consumer Discretionary	11.1%
Health Care	8.4%
Consumer Staples	6.5%
Materials	6.1%
Communication Services	5.7%
Energy	4.5%
Utilities	3.3%
Other (includes Short-Term Investments)	2.5%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

LZIEX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.85%

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$10,000	$10,049
02/15	$10,679	$10,650
03/15	$10,567	$10,488
04/15	$10,939	$10,916
05/15	$10,981	$10,860
06/15	$10,797	$10,553
07/15	$11,028	$10,772
08/15	$10,299	$9,980
09/15	$9,888	$9,473
10/15	$10,448	$10,213
11/15	$10,412	$10,054
12/15	$10,162	$9,918
01/16	$9,668	$9,201
02/16	$9,424	$9,033
03/16	$10,073	$9,620
04/16	$10,192	$9,899
05/16	$10,198	$9,809
06/16	$9,924	$9,480
07/16	$10,156	$9,960
08/16	$10,065	$9,967
09/16	$10,215	$10,090
10/16	$9,754	$9,883
11/16	$9,569	$9,686
12/16	$9,737	$10,018
01/17	$9,882	$10,308
02/17	$9,990	$10,455
03/17	$10,272	$10,743
04/17	$10,579	$11,016
05/17	$10,988	$11,420
06/17	$10,922	$11,400
07/17	$11,276	$11,728
08/17	$11,233	$11,723
09/17	$11,444	$12,015
10/17	$11,625	$12,198
11/17	$11,812	$12,326
12/17	$11,958	$12,524
01/18	$12,568	$13,152
02/18	$11,904	$12,558
03/18	$11,934	$12,332
04/18	$11,958	$12,613
05/18	$11,794	$12,330
06/18	$11,635	$12,179
07/18	$11,818	$12,479
08/18	$11,598	$12,238
09/18	$11,721	$12,344
10/18	$10,863	$11,362
11/18	$10,851	$11,347
12/18	$10,331	$10,797
01/19	$10,898	$11,506
02/19	$11,267	$11,800
03/19	$11,359	$11,874
04/19	$11,682	$12,208
05/19	$11,300	$11,621
06/19	$11,939	$12,311
07/19	$11,702	$12,155
08/19	$11,458	$11,840
09/19	$11,755	$12,180
10/19	$12,000	$12,617
11/19	$12,086	$12,759
12/19	$12,521	$13,174
01/20	$12,292	$12,899
02/20	$11,397	$11,733
03/20	$9,634	$10,166
04/20	$10,193	$10,823
05/20	$10,731	$11,294
06/20	$11,007	$11,678
07/20	$11,464	$11,950
08/20	$12,069	$12,564
09/20	$11,806	$12,238
10/20	$11,286	$11,749
11/20	$12,961	$13,570
12/20	$13,617	$14,201
01/21	$13,311	$14,050
02/21	$13,501	$14,364
03/21	$13,848	$14,695
04/21	$14,290	$15,137
05/21	$14,630	$15,630
06/21	$14,358	$15,454
07/21	$14,447	$15,570
08/21	$14,810	$15,844
09/21	$14,379	$15,384
10/21	$14,742	$15,763
11/21	$13,920	$15,030
12/21	$14,434	$15,799
01/22	$13,888	$15,036
02/22	$13,639	$14,770
03/22	$13,438	$14,865
04/22	$12,619	$13,903
05/22	$12,981	$14,007
06/22	$11,929	$12,707
07/22	$12,395	$13,340
08/22	$11,674	$12,706
09/22	$10,625	$11,518
10/22	$11,137	$12,138
11/22	$12,463	$13,505
12/22	$12,294	$13,516
01/23	$13,394	$14,610
02/23	$12,985	$14,305
03/23	$13,368	$14,660
04/23	$13,556	$15,073
05/23	$13,061	$14,436
06/23	$13,914	$15,092
07/23	$14,170	$15,581
08/23	$13,678	$14,985
09/23	$13,140	$14,472
10/23	$12,731	$13,886
11/23	$13,858	$15,175
12/23	$14,314	$15,980
01/24	$14,198	$16,073
02/24	$14,703	$16,367
03/24	$15,208	$16,906
04/24	$14,677	$16,473
05/24	$15,421	$17,110
06/24	$15,084	$16,840
07/24	$15,748	$17,334
08/24	$16,412	$17,897
09/24	$16,582	$18,063
10/24	$15,560	$17,080
11/24	$15,551	$16,983
12/24	$15,158	$16,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	5.90%	3.90%	4.25%
MSCI EAFE Index	3.82%	4.73%	5.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Sector Allocation (% of Net Assets)

Industrials	22.5%
Financials	19.1%
Consumer Discretionary	14.7%
Information Technology	11.5%
Consumer Staples	9.1%
Health Care	8.0%
Materials	5.9%
Communication Services	2.9%
Utilities	2.6%
Energy	1.5%
Other (includes Short-Term Investments)	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

LZIOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.10%

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Portfolio Performance

	Open Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,994	$10,049
02/15	$10,674	$10,650
03/15	$10,562	$10,488
04/15	$10,926	$10,916
05/15	$10,967	$10,860
06/15	$10,779	$10,553
07/15	$11,008	$10,772
08/15	$10,283	$9,980
09/15	$9,871	$9,473
10/15	$10,424	$10,213
11/15	$10,383	$10,054
12/15	$10,136	$9,918
01/16	$9,642	$9,201
02/16	$9,395	$9,033
03/16	$10,036	$9,620
04/16	$10,154	$9,899
05/16	$10,160	$9,809
06/16	$9,883	$9,480
07/16	$10,113	$9,960
08/16	$10,020	$9,967
09/16	$10,168	$10,090
10/16	$9,708	$9,883
11/16	$9,525	$9,686
12/16	$9,684	$10,018
01/17	$9,826	$10,308
02/17	$9,933	$10,455
03/17	$10,210	$10,743
04/17	$10,518	$11,016
05/17	$10,914	$11,420
06/17	$10,849	$11,400
07/17	$11,198	$11,728
08/17	$11,155	$11,723
09/17	$11,357	$12,015
10/17	$11,535	$12,198
11/17	$11,719	$12,326
12/17	$11,863	$12,524
01/18	$12,467	$13,152
02/18	$11,803	$12,558
03/18	$11,833	$12,332
04/18	$11,851	$12,613
05/18	$11,684	$12,330
06/18	$11,528	$12,179
07/18	$11,708	$12,479
08/18	$11,486	$12,238
09/18	$11,606	$12,344
10/18	$10,753	$11,362
11/18	$10,741	$11,347
12/18	$10,223	$10,797
01/19	$10,783	$11,506
02/19	$11,144	$11,800
03/19	$11,234	$11,874
04/19	$11,556	$12,208
05/19	$11,169	$11,621
06/19	$11,794	$12,311
07/19	$11,562	$12,155
08/19	$11,317	$11,840
09/19	$11,608	$12,180
10/19	$11,848	$12,617
11/19	$11,932	$12,759
12/19	$12,358	$13,174
01/20	$12,129	$12,899
02/20	$11,243	$11,733
03/20	$9,498	$10,166
04/20	$10,049	$10,823
05/20	$10,581	$11,294
06/20	$10,850	$11,678
07/20	$11,302	$11,950
08/20	$11,892	$12,564
09/20	$11,629	$12,238
10/20	$11,115	$11,749
11/20	$12,761	$13,570
12/20	$13,400	$14,201
01/21	$13,096	$14,050
02/21	$13,281	$14,364
03/21	$13,619	$14,695
04/21	$14,055	$15,137
05/21	$14,386	$15,630
06/21	$14,115	$15,454
07/21	$14,201	$15,570
08/21	$14,547	$15,844
09/21	$14,121	$15,384
10/21	$14,481	$15,763
11/21	$13,668	$15,030
12/21	$14,173	$15,799
01/22	$13,629	$15,036
02/22	$13,388	$14,770
03/22	$13,186	$14,865
04/22	$12,378	$13,903
05/22	$12,735	$14,007
06/22	$11,702	$12,707
07/22	$12,152	$13,340
08/22	$11,439	$12,706
09/22	$10,408	$11,518
10/22	$10,911	$12,138
11/22	$12,202	$13,505
12/22	$12,040	$13,516
01/23	$13,109	$14,610
02/23	$12,714	$14,305
03/23	$13,085	$14,660
04/23	$13,266	$15,073
05/23	$12,780	$14,436
06/23	$13,611	$15,092
07/23	$13,858	$15,581
08/23	$13,375	$14,985
09/23	$12,848	$14,472
10/23	$12,445	$13,886
11/23	$13,540	$15,175
12/23	$13,979	$15,980
01/24	$13,859	$16,073
02/24	$14,362	$16,367
03/24	$14,848	$16,906
04/24	$14,319	$16,473
05/24	$15,044	$17,110
06/24	$14,720	$16,840
07/24	$15,359	$17,334
08/24	$16,005	$17,897
09/24	$16,160	$18,063
10/24	$15,169	$17,080
11/24	$15,152	$16,983
12/24	$14,771	$16,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	5.67%	3.63%	3.98%
MSCI EAFE Index	3.82%	4.73%	5.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Sector Allocation (% of Net Assets)

Industrials	22.5%
Financials	19.1%
Consumer Discretionary	14.7%
Information Technology	11.5%
Consumer Staples	9.1%
Health Care	8.0%
Materials	5.9%
Communication Services	2.9%
Utilities	2.6%
Energy	1.5%
Other (includes Short-Term Investments)	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

RLIEX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$83	0.81%

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Portfolio Performance

	R6 Shares	MSCI EAFE Index
04/15	$1,000,000	$1,000,000
04/15	$1,031,773	$1,040,800
05/15	$1,036,232	$1,035,492
06/15	$1,018,395	$1,006,187
07/15	$1,040,134	$1,027,116
08/15	$971,872	$951,520
09/15	$933,110	$903,183
10/15	$985,917	$973,812
11/15	$982,546	$958,621
12/15	$958,951	$945,679
01/16	$912,324	$877,293
02/16	$889,291	$861,221
03/16	$950,525	$917,258
04/16	$961,760	$943,813
05/16	$962,322	$935,240
06/16	$936,480	$903,845
07/16	$958,390	$949,653
08/16	$950,185	$950,327
09/16	$964,316	$962,001
10/16	$920,792	$942,324
11/16	$903,269	$923,556
12/16	$918,936	$955,136
01/17	$932,567	$982,835
02/17	$942,790	$996,890
03/17	$969,483	$1,024,304
04/17	$999,016	$1,050,322
05/17	$1,037,069	$1,088,868
06/17	$1,030,821	$1,086,908
07/17	$1,064,330	$1,118,211
08/17	$1,060,219	$1,117,790
09/17	$1,080,169	$1,145,623
10/17	$1,097,269	$1,163,019
11/17	$1,114,940	$1,175,218
12/17	$1,128,905	$1,194,082
01/18	$1,186,531	$1,253,976
02/18	$1,123,718	$1,197,376
03/18	$1,126,600	$1,175,795
04/18	$1,128,328	$1,202,642
05/18	$1,113,346	$1,175,609
06/18	$1,098,363	$1,161,246
07/18	$1,115,074	$1,189,813
08/18	$1,094,287	$1,166,849
09/18	$1,105,861	$1,177,001
10/18	$1,025,424	$1,083,312
11/18	$1,024,267	$1,081,903
12/18	$975,171	$1,029,431
01/19	$1,028,725	$1,097,085
02/19	$1,063,597	$1,125,051
03/19	$1,072,315	$1,132,146
04/19	$1,102,828	$1,163,970
05/19	$1,066,711	$1,108,069
06/19	$1,126,491	$1,173,806
07/19	$1,104,696	$1,158,898
08/19	$1,081,624	$1,128,883
09/19	$1,109,134	$1,161,282
10/19	$1,132,267	$1,202,972
11/19	$1,141,020	$1,216,565
12/19	$1,181,598	$1,256,104
01/20	$1,159,975	$1,229,851
02/20	$1,076,030	$1,118,673
03/20	$909,410	$969,330
04/20	$962,194	$1,031,949
05/20	$1,012,435	$1,076,838
06/20	$1,039,145	$1,113,451
07/20	$1,082,389	$1,139,394
08/20	$1,138,917	$1,197,959
09/20	$1,114,658	$1,166,812
10/20	$1,065,500	$1,120,256
11/20	$1,223,187	$1,293,896
12/20	$1,285,405	$1,354,062
01/21	$1,256,469	$1,339,574
02/21	$1,274,473	$1,369,580
03/21	$1,307,267	$1,401,081
04/21	$1,349,064	$1,443,253
05/21	$1,381,215	$1,490,303
06/21	$1,355,494	$1,473,463
07/21	$1,363,854	$1,484,514
08/21	$1,398,202	$1,510,641
09/21	$1,357,421	$1,466,833
10/21	$1,391,729	$1,502,917
11/21	$1,314,051	$1,433,031
12/21	$1,362,875	$1,506,402
01/22	$1,311,245	$1,433,643
02/22	$1,287,708	$1,408,268
03/22	$1,269,485	$1,417,280
04/22	$1,191,282	$1,325,582
05/22	$1,226,208	$1,335,524
06/22	$1,126,744	$1,211,588
07/22	$1,170,781	$1,271,925
08/22	$1,102,603	$1,211,508
09/22	$1,003,377	$1,098,232
10/22	$1,051,799	$1,157,317
11/22	$1,176,427	$1,287,631
12/22	$1,160,895	$1,288,661
01/23	$1,265,037	$1,393,043
02/23	$1,226,286	$1,363,928
03/23	$1,262,615	$1,397,754
04/23	$1,280,375	$1,437,170
05/23	$1,233,552	$1,376,378
06/23	$1,314,282	$1,439,003
07/23	$1,338,501	$1,485,627
08/23	$1,291,931	$1,428,727
09/23	$1,241,029	$1,379,865
10/23	$1,203,055	$1,323,980
11/23	$1,308,898	$1,446,846
12/23	$1,352,480	$1,523,673
01/24	$1,340,742	$1,532,510
02/24	$1,389,374	$1,560,555
03/24	$1,436,329	$1,611,898
04/24	$1,386,020	$1,570,633
05/24	$1,457,291	$1,631,417
06/24	$1,425,429	$1,605,605
07/24	$1,487,477	$1,652,707
08/24	$1,551,128	$1,706,447
09/24	$1,566,410	$1,722,205
10/24	$1,470,473	$1,628,550
11/24	$1,469,624	$1,619,310
12/24	$1,433,104	$1,582,484

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/1/15
R6 Shares	5.96%	3.93%	3.76%
MSCI EAFE Index	3.82%	4.73%	4.81%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Sector Allocation (% of Net Assets)

Industrials	22.5%
Financials	19.1%
Consumer Discretionary	14.7%
Information Technology	11.5%
Consumer Staples	9.1%
Health Care	8.0%
Materials	5.9%
Communication Services	2.9%
Utilities	2.6%
Energy	1.5%
Other (includes Short-Term Investments)	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Select Portfolio

LZSIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.93%

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Stock selection within banks was negatively impacted by movements in currencies.

  The net effect of the non-emerging markets bank stocks contributed to performance.

  Stock specific contributors to performance included Taiwan Semiconductor Manufacturing, MTU Aero Engines, and Compass Group Plc.

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index
12/14	$10,000	$10,000
01/15	$9,978	$9,985
02/15	$10,509	$10,519
03/15	$10,368	$10,349
04/15	$10,725	$10,871
05/15	$10,639	$10,702
06/15	$10,444	$10,403
07/15	$10,498	$10,374
08/15	$9,823	$9,582
09/15	$9,374	$9,138
10/15	$9,966	$9,819
11/15	$9,889	$9,615
12/15	$9,637	$9,435
01/16	$9,177	$8,793
02/16	$9,024	$8,693
03/16	$9,736	$9,400
04/16	$9,878	$9,647
05/16	$9,845	$9,484
06/16	$9,812	$9,339
07/16	$10,086	$9,801
08/16	$9,953	$9,863
09/16	$10,097	$9,984
10/16	$9,709	$9,841
11/16	$9,421	$9,613
12/16	$9,576	$9,859
01/17	$9,886	$10,208
02/17	$10,019	$10,370
03/17	$10,296	$10,634
04/17	$10,650	$10,861
05/17	$11,060	$11,213
06/17	$11,015	$11,248
07/17	$11,458	$11,663
08/17	$11,484	$11,724
09/17	$11,696	$11,942
10/17	$11,874	$12,167
11/17	$12,064	$12,266
12/17	$12,287	$12,540
01/18	$12,923	$13,238
02/18	$12,309	$12,614
03/18	$12,276	$12,391
04/18	$12,209	$12,589
05/18	$11,997	$12,294
06/18	$11,819	$12,063
07/18	$12,031	$12,351
08/18	$11,814	$12,093
09/18	$11,915	$12,149
10/18	$10,915	$11,161
11/18	$10,994	$11,267
12/18	$10,457	$10,757
01/19	$11,144	$11,569
02/19	$11,362	$11,795
03/19	$11,488	$11,866
04/19	$11,877	$12,179
05/19	$11,373	$11,526
06/19	$12,037	$12,220
07/19	$11,785	$12,072
08/19	$11,499	$11,699
09/19	$11,762	$11,999
10/19	$12,026	$12,418
11/19	$12,095	$12,527
12/19	$12,581	$13,070
01/20	$12,300	$12,719
02/20	$11,364	$11,713
03/20	$9,574	$10,017
04/20	$10,206	$10,777
05/20	$10,685	$11,129
06/20	$11,060	$11,632
07/20	$11,551	$12,151
08/20	$12,078	$12,671
09/20	$11,856	$12,359
10/20	$11,493	$12,094
11/20	$12,968	$13,720
12/20	$13,630	$14,462
01/21	$13,334	$14,494
02/21	$13,441	$14,781
03/21	$13,748	$14,968
04/21	$14,055	$15,408
05/21	$14,505	$15,890
06/21	$14,280	$15,787
07/21	$14,138	$15,526
08/21	$14,351	$15,821
09/21	$13,819	$15,315
10/21	$14,245	$15,681
11/21	$13,559	$14,975
12/21	$14,072	$15,594
01/22	$13,718	$15,019
02/22	$13,314	$14,722
03/22	$13,265	$14,745
04/22	$12,483	$13,819
05/22	$12,776	$13,918
06/22	$11,676	$12,721
07/22	$12,128	$13,157
08/22	$11,574	$12,733
09/22	$10,531	$11,461
10/22	$11,034	$11,803
11/22	$12,151	$13,197
12/22	$11,884	$13,098
01/23	$12,871	$14,160
02/23	$12,409	$13,663
03/23	$12,771	$13,997
04/23	$12,884	$14,240
05/23	$12,422	$13,722
06/23	$13,096	$14,339
07/23	$13,334	$14,922
08/23	$12,771	$14,248
09/23	$12,209	$13,798
10/23	$11,884	$13,228
11/23	$12,821	$14,419
12/23	$13,317	$15,143
01/24	$13,254	$14,992
02/24	$13,774	$15,372
03/24	$14,205	$15,853
04/24	$13,685	$15,568
05/24	$14,193	$16,019
06/24	$13,964	$16,010
07/24	$14,332	$16,380
08/24	$14,866	$16,847
09/24	$14,981	$17,301
10/24	$14,041	$16,452
11/24	$13,965	$16,303
12/24	$13,599	$15,986

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	2.12%	1.57%	3.12%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$49,690,937
# of Portfolio Holdings	74
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$296,378

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever PLC	3.0%
Tencent Holdings Ltd.	2.9%
RELX PLC	2.8%
Aon PLC, Class A	2.4%
Compass Group PLC	2.3%
Novo Nordisk AS, Class B	2.1%
ABB Ltd.	1.9%
Bureau Veritas SA	1.9%
ICICI Bank Ltd. ADR	1.8%

Sector Allocation (% of Net Assets)

Industrials	22.0%
Financials	21.3%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.2%
Materials	5.1%
Communication Services	4.9%
Consumer Staples	4.9%
Energy	1.6%
Utilities	1.5%
Other (includes Short-Term Investments)	5.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Select Portfolio

LZESX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$119	1.18%

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Stock selection within banks was negatively impacted by movements in currencies.

  The net effect of the non-emerging markets bank stocks contributed to performance.

  Stock specific contributors to performance included Taiwan Semiconductor Manufacturing, MTU Aero Engines, and Compass Group Plc.

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index
12/14	$10,000	$10,000
01/15	$9,978	$9,985
02/15	$10,508	$10,519
03/15	$10,368	$10,349
04/15	$10,714	$10,871
05/15	$10,627	$10,702
06/15	$10,432	$10,403
07/15	$10,476	$10,374
08/15	$9,812	$9,582
09/15	$9,354	$9,138
10/15	$9,942	$9,819
11/15	$9,866	$9,615
12/15	$9,615	$9,435
01/16	$9,147	$8,793
02/16	$8,994	$8,693
03/16	$9,703	$9,400
04/16	$9,844	$9,647
05/16	$9,801	$9,484
06/16	$9,768	$9,339
07/16	$10,040	$9,801
08/16	$9,901	$9,863
09/16	$10,044	$9,984
10/16	$9,659	$9,841
11/16	$9,363	$9,613
12/16	$9,516	$9,859
01/17	$9,824	$10,208
02/17	$9,956	$10,370
03/17	$10,231	$10,634
04/17	$10,582	$10,861
05/17	$10,978	$11,213
06/17	$10,923	$11,248
07/17	$11,363	$11,663
08/17	$11,387	$11,724
09/17	$11,597	$11,942
10/17	$11,773	$12,167
11/17	$11,961	$12,266
12/17	$12,171	$12,540
01/18	$12,811	$13,238
02/18	$12,193	$12,614
03/18	$12,149	$12,391
04/18	$12,082	$12,589
05/18	$11,873	$12,294
06/18	$11,696	$12,063
07/18	$11,895	$12,351
08/18	$11,686	$12,093
09/18	$11,785	$12,149
10/18	$10,789	$11,161
11/18	$10,855	$11,267
12/18	$10,325	$10,757
01/19	$11,012	$11,569
02/19	$11,226	$11,795
03/19	$11,339	$11,866
04/19	$11,722	$12,179
05/19	$11,215	$11,526
06/19	$11,868	$12,220
07/19	$11,620	$12,072
08/19	$11,339	$11,699
09/19	$11,586	$11,999
10/19	$11,845	$12,418
11/19	$11,913	$12,527
12/19	$12,387	$13,070
01/20	$12,112	$12,719
02/20	$11,183	$11,713
03/20	$9,416	$10,017
04/20	$10,047	$10,777
05/20	$10,506	$11,129
06/20	$10,873	$11,632
07/20	$11,355	$12,151
08/20	$11,871	$12,671
09/20	$11,665	$12,359
10/20	$11,286	$12,094
11/20	$12,743	$13,720
12/20	$13,381	$14,462
01/21	$13,092	$14,494
02/21	$13,208	$14,781
03/21	$13,497	$14,968
04/21	$13,797	$15,408
05/21	$14,236	$15,890
06/21	$14,005	$15,787
07/21	$13,866	$15,526
08/21	$14,063	$15,821
09/21	$13,543	$15,315
10/21	$13,959	$15,681
11/21	$13,277	$14,975
12/21	$13,787	$15,594
01/22	$13,429	$15,019
02/22	$13,036	$14,722
03/22	$12,988	$14,745
04/22	$12,214	$13,819
05/22	$12,500	$13,918
06/22	$11,427	$12,721
07/22	$11,868	$13,157
08/22	$11,328	$12,733
09/22	$10,299	$11,461
10/22	$10,778	$11,803
11/22	$11,878	$13,197
12/22	$11,613	$13,098
01/23	$12,573	$14,160
02/23	$12,123	$13,663
03/23	$12,476	$13,997
04/23	$12,585	$14,240
05/23	$12,136	$13,722
06/23	$12,779	$14,339
07/23	$13,010	$14,922
08/23	$12,464	$14,248
09/23	$11,905	$13,798
10/23	$11,601	$13,228
11/23	$12,500	$14,419
12/23	$12,987	$15,143
01/24	$12,925	$14,992
02/24	$13,417	$15,372
03/24	$13,835	$15,853
04/24	$13,331	$15,568
05/24	$13,811	$16,019
06/24	$13,589	$16,010
07/24	$13,946	$16,380
08/24	$14,464	$16,847
09/24	$14,575	$17,301
10/24	$13,664	$16,452
11/24	$13,578	$16,303
12/24	$13,227	$15,986

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	1.85%	1.32%	2.84%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$49,690,937
# of Portfolio Holdings	74
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$296,378

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever PLC	3.0%
Tencent Holdings Ltd.	2.9%
RELX PLC	2.8%
Aon PLC, Class A	2.4%
Compass Group PLC	2.3%
Novo Nordisk AS, Class B	2.1%
ABB Ltd.	1.9%
Bureau Veritas SA	1.9%
ICICI Bank Ltd. ADR	1.8%

Sector Allocation (% of Net Assets)

Industrials	22.0%
Financials	21.3%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.2%
Materials	5.1%
Communication Services	4.9%
Consumer Staples	4.9%
Energy	1.6%
Utilities	1.5%
Other (includes Short-Term Investments)	5.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

ICMPX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Portfolio Performance

	Institutional Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,756	$10,761
02/19	$10,990	$10,966	$11,051
03/19	$11,300	$11,031	$11,231
04/19	$11,700	$11,322	$11,585
05/19	$11,320	$10,715	$10,991
06/19	$12,030	$11,360	$11,720
07/19	$11,910	$11,223	$11,696
08/19	$11,680	$10,876	$11,484
09/19	$11,850	$11,155	$11,621
10/19	$12,190	$11,545	$12,043
11/19	$12,610	$11,646	$12,227
12/19	$13,006	$12,150	$12,734
01/20	$12,740	$11,824	$12,612
02/20	$12,002	$10,889	$11,691
03/20	$10,628	$9,313	$10,411
04/20	$11,428	$10,019	$11,309
05/20	$12,145	$10,346	$11,801
06/20	$12,576	$10,814	$12,400
07/20	$13,498	$11,296	$13,240
08/20	$14,246	$11,780	$13,780
09/20	$14,205	$11,490	$13,660
10/20	$13,939	$11,243	$13,420
11/20	$15,302	$12,755	$14,784
12/20	$16,121	$13,445	$15,561
01/21	$16,255	$13,474	$15,655
02/21	$16,214	$13,741	$15,599
03/21	$16,524	$13,915	$15,549
04/21	$17,269	$14,324	$16,123
05/21	$17,775	$14,772	$16,512
06/21	$17,796	$14,676	$16,576
07/21	$18,179	$14,434	$16,324
08/21	$18,571	$14,709	$16,693
09/21	$17,682	$14,238	$15,975
10/21	$18,189	$14,578	$16,470
11/21	$17,289	$13,922	$15,875
12/21	$17,731	$14,497	$16,354
01/22	$16,486	$13,963	$15,035
02/22	$15,905	$13,686	$14,615
03/22	$16,106	$13,708	$14,592
04/22	$14,871	$12,847	$13,506
05/22	$14,882	$12,939	$13,390
06/22	$13,636	$11,827	$12,299
07/22	$14,650	$12,231	$12,976
08/22	$13,721	$11,838	$12,470
09/22	$12,475	$10,655	$11,147
10/22	$13,161	$10,973	$11,366
11/22	$14,787	$12,268	$12,779
12/22	$14,167	$12,176	$12,584
01/23	$15,223	$13,164	$13,648
02/23	$14,754	$12,702	$13,064
03/23	$15,341	$13,012	$13,665
04/23	$15,575	$13,238	$13,803
05/23	$15,191	$12,757	$13,420
06/23	$15,949	$13,330	$13,930
07/23	$16,194	$13,872	$14,364
08/23	$15,426	$13,245	$13,632
09/23	$14,743	$12,827	$12,912
10/23	$14,338	$12,298	$12,410
11/23	$15,757	$13,405	$13,694
12/23	$16,693	$14,078	$14,349
01/24	$16,575	$13,938	$14,240
02/24	$17,197	$14,291	$14,784
03/24	$17,584	$14,737	$15,198
04/24	$16,532	$14,473	$14,777
05/24	$17,122	$14,893	$15,167
06/24	$17,380	$14,884	$15,309
07/24	$17,594	$15,228	$15,470
08/24	$18,475	$15,662	$15,963
09/24	$18,979	$16,084	$16,368
10/24	$18,035	$15,295	$15,536
11/24	$18,056	$15,156	$15,408
12/24	$17,629	$14,862	$15,078

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	5.61%	6.27%	9.91%
MSCI ACWI ex-USA Index	5.53%	4.10%	10.25%
MSCI ACWI ex-USA Growth Index	5.07%	3.44%	7.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Sector Allocation (% of Net Assets)

Information Technology	24.9%
Industrials	19.5%
Financials	18.0%
Consumer Discretionary	10.0%
Health Care	9.3%
Consumer Staples	9.1%
Communication Services	7.9%
Other (includes Short-Term Investments)	1.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

OCMPX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.10%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Portfolio Performance

	Open Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,756	$10,761
02/19	$10,980	$10,966	$11,051
03/19	$11,290	$11,031	$11,231
04/19	$11,690	$11,322	$11,585
05/19	$11,310	$10,715	$10,991
06/19	$12,000	$11,360	$11,720
07/19	$11,880	$11,223	$11,696
08/19	$11,650	$10,876	$11,484
09/19	$11,820	$11,155	$11,621
10/19	$12,150	$11,545	$12,043
11/19	$12,580	$11,646	$12,227
12/19	$12,966	$12,150	$12,734
01/20	$12,700	$11,824	$12,612
02/20	$11,962	$10,889	$11,691
03/20	$10,588	$9,313	$10,411
04/20	$11,377	$10,019	$11,309
05/20	$12,095	$10,346	$11,801
06/20	$12,515	$10,814	$12,400
07/20	$13,427	$11,296	$13,240
08/20	$14,176	$11,780	$13,780
09/20	$14,135	$11,490	$13,660
10/20	$13,858	$11,243	$13,420
11/20	$15,211	$12,755	$14,784
12/20	$16,030	$13,445	$15,561
01/21	$16,154	$13,474	$15,655
02/21	$16,113	$13,741	$15,599
03/21	$16,423	$13,915	$15,549
04/21	$17,157	$14,324	$16,123
05/21	$17,653	$14,772	$16,512
06/21	$17,674	$14,676	$16,576
07/21	$18,046	$14,434	$16,324
08/21	$18,428	$14,709	$16,693
09/21	$17,550	$14,238	$15,975
10/21	$18,056	$14,578	$16,470
11/21	$17,147	$13,922	$15,875
12/21	$17,584	$14,497	$16,354
01/22	$16,342	$13,963	$15,035
02/22	$15,763	$13,686	$14,615
03/22	$15,963	$13,708	$14,592
04/22	$14,731	$12,847	$13,506
05/22	$14,741	$12,939	$13,390
06/22	$13,509	$11,827	$12,299
07/22	$14,510	$12,231	$12,976
08/22	$13,583	$11,838	$12,470
09/22	$12,340	$10,655	$11,147
10/22	$13,025	$10,973	$11,366
11/22	$14,625	$12,268	$12,779
12/22	$14,014	$12,176	$12,584
01/23	$15,054	$13,164	$13,648
02/23	$14,587	$12,702	$13,064
03/23	$15,171	$13,012	$13,665
04/23	$15,394	$13,238	$13,803
05/23	$15,011	$12,757	$13,420
06/23	$15,755	$13,330	$13,930
07/23	$15,999	$13,872	$14,364
08/23	$15,245	$13,245	$13,632
09/23	$14,555	$12,827	$12,912
10/23	$14,152	$12,298	$12,410
11/23	$15,553	$13,405	$13,694
12/23	$16,475	$14,078	$14,349
01/24	$16,348	$13,938	$14,240
02/24	$16,966	$14,291	$14,784
03/24	$17,339	$14,737	$15,198
04/24	$16,294	$14,473	$14,777
05/24	$16,880	$14,893	$15,167
06/24	$17,126	$14,884	$15,309
07/24	$17,339	$15,228	$15,470
08/24	$18,202	$15,662	$15,963
09/24	$18,703	$16,084	$16,368
10/24	$17,765	$15,295	$15,536
11/24	$17,776	$15,156	$15,408
12/24	$17,361	$14,862	$15,078

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Open Shares	5.38%	6.01%	9.63%
MSCI ACWI ex-USA Index	5.53%	4.10%	10.25%
MSCI ACWI ex-USA Growth Index	5.07%	3.44%	7.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Sector Allocation (% of Net Assets)

Information Technology	24.9%
Industrials	19.5%
Financials	18.0%
Consumer Discretionary	10.0%
Health Care	9.3%
Consumer Staples	9.1%
Communication Services	7.9%
Other (includes Short-Term Investments)	1.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

RCMPX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$82	0.80%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Portfolio Performance

	R6 Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$990,250	$988,000
03/23	$1,027,877	$1,014,457	$1,033,448
04/23	$1,043,603	$1,032,081	$1,043,886
05/23	$1,017,870	$994,557	$1,014,970
06/23	$1,068,620	$1,039,212	$1,053,539
07/23	$1,085,061	$1,081,463	$1,086,365
08/23	$1,034,310	$1,032,618	$1,030,965
09/23	$987,848	$1,000,004	$976,530
10/23	$960,686	$958,745	$938,543
11/23	$1,055,754	$1,045,046	$1,035,682
12/23	$1,119,034	$1,097,507	$1,085,187
01/24	$1,111,118	$1,086,606	$1,076,940
02/24	$1,152,856	$1,114,115	$1,118,079
03/24	$1,178,763	$1,148,942	$1,149,385
04/24	$1,108,239	$1,128,311	$1,117,547
05/24	$1,148,539	$1,161,032	$1,147,051
06/24	$1,165,090	$1,160,336	$1,157,788
07/24	$1,180,203	$1,187,203	$1,170,011
08/24	$1,239,213	$1,221,014	$1,207,225
09/24	$1,273,036	$1,253,893	$1,237,911
10/24	$1,209,708	$1,192,371	$1,174,970
11/24	$1,211,147	$1,181,578	$1,165,273
12/24	$1,182,346	$1,158,619	$1,140,344

Average Annual Total Returns (%)

	1 Year	Since Inception 2/22/23
R6 Shares	5.66%	9.44%
MSCI ACWI ex-USA Index	5.53%	8.24%
MSCI ACWI ex-USA Growth Index	5.07%	7.31%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Sector Allocation (% of Net Assets)

Information Technology	24.9%
Industrials	19.5%
Financials	18.0%
Consumer Discretionary	10.0%
Health Care	9.3%
Consumer Staples	9.1%
Communication Services	7.9%
Other (includes Short-Term Investments)	1.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Small Cap Equity Portfolio

LZISX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	1.03%

How did the Portfolio perform last year and what affected its performance?

  Shares of SBI Sumishin Net Bank rose after the Japan-based internet banking services provider reported generally strong quarterly results and amid speculation that the company could be a buyout target.

  Shares of Bawag rose after the Austria-based lender reported solid quarterly results and management gave encouraging outlooks for two recent acquisitions.

  Shares of Japanese semiconductor equipment maker Kokusai Electric underperformed amid macroeconomic concerns and uncertainty around China export control restrictions.

  Shares of Remy Cointreau fell after the France-based beverage maker reported lackluster quarterly results and disappointing management guidance in the first half of the year, and was hurt by sales weakness across multiple geographies. We exited our position during the year.

Portfolio Performance

	Institutional Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
12/14	$10,000	$10,000	$10,000
01/15	$9,940	$10,045	$10,016
02/15	$10,639	$10,652	$10,666
03/15	$10,539	$10,496	$10,556
04/15	$10,969	$10,932	$11,041
05/15	$11,129	$10,897	$11,157
06/15	$11,109	$10,611	$11,015
07/15	$11,159	$10,814	$11,109
08/15	$10,518	$10,060	$10,621
09/15	$10,216	$9,572	$10,263
10/15	$10,679	$10,297	$10,878
11/15	$10,901	$10,158	$10,881
12/15	$10,971	$10,049	$10,960
01/16	$10,327	$9,314	$10,099
02/16	$10,156	$9,165	$10,087
03/16	$11,011	$9,780	$10,895
04/16	$10,951	$10,055	$11,145
05/16	$11,072	$9,983	$11,203
06/16	$10,639	$9,621	$10,612
07/16	$11,042	$10,123	$11,263
08/16	$10,838	$10,121	$11,196
09/16	$11,175	$10,270	$11,529
10/16	$10,654	$10,048	$11,202
11/16	$10,389	$9,837	$10,888
12/16	$10,452	$10,165	$11,200
01/17	$10,783	$10,469	$11,595
02/17	$10,887	$10,631	$11,855
03/17	$11,177	$10,912	$12,092
04/17	$11,809	$11,216	$12,610
05/17	$12,202	$11,628	$13,074
06/17	$12,213	$11,610	$13,048
07/17	$12,751	$11,958	$13,521
08/17	$12,865	$11,968	$13,632
09/17	$13,311	$12,272	$14,021
10/17	$13,611	$12,462	$14,257
11/17	$13,901	$12,602	$14,483
12/17	$14,284	$12,824	$14,869
01/18	$14,937	$13,469	$15,629
02/18	$14,274	$12,881	$15,074
03/18	$14,388	$12,661	$14,904
04/18	$14,212	$12,933	$15,107
05/18	$14,088	$12,667	$14,962
06/18	$13,880	$12,498	$14,671
07/18	$13,994	$12,772	$14,766
08/18	$13,681	$12,547	$14,648
09/18	$13,469	$12,626	$14,543
10/18	$11,808	$11,590	$13,144
11/18	$11,660	$11,565	$13,050
12/18	$10,730	$10,977	$12,209
01/19	$11,776	$11,722	$13,193
02/19	$12,035	$12,015	$13,488
03/19	$11,862	$12,083	$13,510
04/19	$12,283	$12,426	$13,918
05/19	$11,797	$11,821	$13,181
06/19	$12,261	$12,493	$13,740
07/19	$11,981	$12,345	$13,643
08/19	$11,746	$12,027	$13,306
09/19	$12,035	$12,371	$13,680
10/19	$12,534	$12,832	$14,301
11/19	$12,933	$12,996	$14,617
12/19	$13,521	$13,440	$15,255
01/20	$13,155	$13,143	$14,813
02/20	$12,035	$11,940	$13,360
03/20	$9,949	$10,280	$11,057
04/20	$10,992	$11,000	$12,205
05/20	$11,791	$11,522	$13,077
06/20	$12,223	$11,881	$13,255
07/20	$12,612	$12,175	$13,700
08/20	$13,225	$12,841	$14,722
09/20	$13,111	$12,542	$14,613
10/20	$12,759	$12,050	$14,106
11/20	$14,338	$13,887	$16,043
12/20	$15,338	$14,577	$17,139
01/21	$15,326	$14,437	$17,075
02/21	$15,667	$14,770	$17,528
03/21	$15,860	$15,107	$17,912
04/21	$16,883	$15,585	$18,632
05/21	$17,303	$16,063	$19,004
06/21	$17,167	$15,869	$18,689
07/21	$17,428	$16,012	$19,006
08/21	$18,126	$16,323	$19,554
09/21	$17,459	$15,832	$18,856
10/21	$17,735	$16,199	$19,152
11/21	$16,734	$15,421	$18,081
12/21	$17,152	$16,193	$18,870
01/22	$15,981	$15,348	$17,488
02/22	$15,357	$15,088	$17,266
03/22	$15,201	$15,169	$17,259
04/22	$14,233	$14,179	$16,075
05/22	$14,155	$14,254	$15,960
06/22	$12,329	$12,894	$14,207
07/22	$13,157	$13,568	$15,146
08/22	$12,141	$12,930	$14,475
09/22	$10,917	$11,679	$12,811
10/22	$11,456	$12,287	$13,353
11/22	$12,908	$13,647	$14,677
12/22	$12,637	$13,678	$14,834
01/23	$13,738	$14,773	$15,942
02/23	$13,426	$14,463	$15,596
03/23	$13,557	$14,765	$15,564
04/23	$13,722	$15,165	$15,876
05/23	$13,278	$14,525	$15,213
06/23	$13,426	$15,152	$15,652
07/23	$13,738	$15,667	$16,346
08/23	$13,368	$15,078	$15,802
09/23	$12,595	$14,542	$15,102
10/23	$11,936	$13,916	$14,215
11/23	$13,154	$15,222	$15,645
12/23	$14,097	$16,072	$16,786
01/24	$13,695	$16,115	$16,509
02/24	$13,577	$16,378	$16,571
03/24	$13,913	$16,926	$17,188
04/24	$13,392	$16,483	$16,677
05/24	$13,913	$17,132	$17,399
06/24	$13,711	$16,822	$16,903
07/24	$14,651	$17,379	$17,866
08/24	$15,114	$17,913	$18,220
09/24	$15,165	$18,119	$18,685
10/24	$13,922	$17,113	$17,513
11/24	$13,821	$17,031	$17,526
12/24	$13,577	$16,643	$17,122

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	(3.69%)	0.08%	3.11%
MSCI EAFE IMI	3.55%	4.37%	5.23%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$8,947,432
# of Portfolio Holdings	82
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

SBI Sumishin Net Bank Ltd.	2.0%
Phoenix Financial Ltd.	2.0%
Swissquote Group Holding SA	2.0%
Banco Comercial Portugues SA, Class R	1.9%
Beazley PLC	1.9%
CTP NV	1.9%
Toyo Suisan Kaisha Ltd.	1.7%
Hulic Co. Ltd.	1.6%
Gaztransport Et Technigaz SA	1.6%
Nippon Sanso Holdings Corp.	1.6%

Sector Allocation (% of Net Assets)

Industrials	26.9%
Financials	17.8%
Consumer Discretionary	13.8%
Information Technology	9.6%
Health Care	7.9%
Real Estate	7.5%
Materials	5.5%
Consumer Staples	5.2%
Communication Services	3.0%
Energy	1.6%
Other (includes Short-Term Investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Small Cap Equity Portfolio

LZSMX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$125	1.28%

How did the Portfolio perform last year and what affected its performance?

  Shares of SBI Sumishin Net Bank rose after the Japan-based internet banking services provider reported generally strong quarterly results and amid speculation that the company could be a buyout target.

  Shares of Bawag rose after the Austria-based lender reported solid quarterly results and management gave encouraging outlooks for two recent acquisitions.

  Shares of Japanese semiconductor equipment maker Kokusai Electric underperformed amid macroeconomic concerns and uncertainty around China export control restrictions.

  Shares of Remy Cointreau fell after the France-based beverage maker reported lackluster quarterly results and disappointing management guidance in the first half of the year, and was hurt by sales weakness across multiple geographies. We exited our position during the year.

Portfolio Performance

	Open Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
12/14	$10,000	$10,000	$10,000
01/15	$9,940	$10,045	$10,016
02/15	$10,638	$10,652	$10,666
03/15	$10,538	$10,496	$10,556
04/15	$10,967	$10,932	$11,041
05/15	$11,117	$10,897	$11,157
06/15	$11,097	$10,611	$11,015
07/15	$11,147	$10,814	$11,109
08/15	$10,508	$10,060	$10,621
09/15	$10,197	$9,572	$10,263
10/15	$10,658	$10,297	$10,878
11/15	$10,869	$10,158	$10,881
12/15	$10,949	$10,049	$10,960
01/16	$10,298	$9,314	$10,099
02/16	$10,127	$9,165	$10,087
03/16	$10,979	$9,780	$10,895
04/16	$10,919	$10,055	$11,145
05/16	$11,029	$9,983	$11,203
06/16	$10,598	$9,621	$10,612
07/16	$10,999	$10,123	$11,263
08/16	$10,790	$10,121	$11,196
09/16	$11,124	$10,270	$11,529
10/16	$10,617	$10,048	$11,202
11/16	$10,344	$9,837	$10,888
12/16	$10,400	$10,165	$11,200
01/17	$10,729	$10,469	$11,595
02/17	$10,831	$10,631	$11,855
03/17	$11,118	$10,912	$12,092
04/17	$11,744	$11,216	$12,610
05/17	$12,134	$11,628	$13,074
06/17	$12,144	$11,610	$13,048
07/17	$12,677	$11,958	$13,521
08/17	$12,790	$11,968	$13,632
09/17	$13,221	$12,272	$14,021
10/17	$13,518	$12,462	$14,257
11/17	$13,806	$12,602	$14,483
12/17	$14,175	$12,824	$14,869
01/18	$14,821	$13,469	$15,629
02/18	$14,165	$12,881	$15,074
03/18	$14,267	$12,661	$14,904
04/18	$14,103	$12,933	$15,107
05/18	$13,970	$12,667	$14,962
06/18	$13,764	$12,498	$14,671
07/18	$13,877	$12,772	$14,766
08/18	$13,553	$12,547	$14,648
09/18	$13,344	$12,626	$14,543
10/18	$11,693	$11,590	$13,144
11/18	$11,557	$11,565	$13,050
12/18	$10,618	$10,977	$12,209
01/19	$11,651	$11,722	$13,193
02/19	$11,907	$12,015	$13,488
03/19	$11,736	$12,083	$13,510
04/19	$12,151	$12,426	$13,918
05/19	$11,662	$11,821	$13,181
06/19	$12,120	$12,493	$13,740
07/19	$11,843	$12,345	$13,643
08/19	$11,611	$12,027	$13,306
09/19	$11,885	$12,371	$13,680
10/19	$12,389	$12,832	$14,301
11/19	$12,772	$12,996	$14,617
12/19	$13,353	$13,440	$15,255
01/20	$12,991	$13,143	$14,813
02/20	$11,885	$11,940	$13,360
03/20	$9,815	$10,280	$11,057
04/20	$10,844	$11,000	$12,205
05/20	$11,633	$11,522	$13,077
06/20	$12,049	$11,881	$13,255
07/20	$12,433	$12,175	$13,700
08/20	$13,038	$12,841	$14,722
09/20	$12,927	$12,542	$14,613
10/20	$12,580	$12,050	$14,106
11/20	$14,124	$13,887	$16,043
12/20	$15,109	$14,577	$17,139
01/21	$15,087	$14,437	$17,075
02/21	$15,422	$14,770	$17,528
03/21	$15,613	$15,107	$17,912
04/21	$16,620	$15,585	$18,632
05/21	$17,023	$16,063	$19,004
06/21	$16,888	$15,869	$18,689
07/21	$17,146	$16,012	$19,006
08/21	$17,833	$16,323	$19,554
09/21	$17,177	$15,832	$18,856
10/21	$17,437	$16,199	$19,152
11/21	$16,454	$15,421	$18,081
12/21	$16,862	$16,193	$18,870
01/22	$15,700	$15,348	$17,488
02/22	$15,089	$15,088	$17,266
03/22	$14,921	$15,169	$17,259
04/22	$13,973	$14,179	$16,075
05/22	$13,897	$14,254	$15,960
06/22	$12,108	$12,894	$14,207
07/22	$12,903	$13,568	$15,146
08/22	$11,908	$12,930	$14,475
09/22	$10,710	$11,679	$12,811
10/22	$11,237	$12,287	$13,353
11/22	$12,660	$13,647	$14,677
12/22	$12,395	$13,678	$14,834
01/23	$13,471	$14,773	$15,942
02/23	$13,150	$14,463	$15,596
03/23	$13,278	$14,765	$15,564
04/23	$13,439	$15,165	$15,876
05/23	$13,005	$14,525	$15,213
06/23	$13,150	$15,152	$15,652
07/23	$13,455	$15,667	$16,346
08/23	$13,093	$15,078	$15,802
09/23	$12,321	$14,542	$15,102
10/23	$11,678	$13,916	$14,215
11/23	$12,852	$15,222	$15,645
12/23	$13,788	$16,072	$16,786
01/24	$13,379	$16,115	$16,509
02/24	$13,281	$16,378	$16,571
03/24	$13,591	$16,926	$17,188
04/24	$13,084	$16,483	$16,677
05/24	$13,591	$17,132	$17,399
06/24	$13,395	$16,822	$16,903
07/24	$14,311	$17,379	$17,866
08/24	$14,746	$17,913	$18,220
09/24	$14,795	$18,119	$18,685
10/24	$13,584	$17,113	$17,513
11/24	$13,486	$17,031	$17,526
12/24	$13,248	$16,643	$17,122

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	(3.91%)	(0.16%)	2.85%
MSCI EAFE IMI	3.55%	4.37%	5.23%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$8,947,432
# of Portfolio Holdings	82
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

SBI Sumishin Net Bank Ltd.	2.0%
Phoenix Financial Ltd.	2.0%
Swissquote Group Holding SA	2.0%
Banco Comercial Portugues SA, Class R	1.9%
Beazley PLC	1.9%
CTP NV	1.9%
Toyo Suisan Kaisha Ltd.	1.7%
Hulic Co. Ltd.	1.6%
Gaztransport Et Technigaz SA	1.6%
Nippon Sanso Holdings Corp.	1.6%

Sector Allocation (% of Net Assets)

Industrials	26.9%
Financials	17.8%
Consumer Discretionary	13.8%
Information Technology	9.6%
Health Care	7.9%
Real Estate	7.5%
Materials	5.5%
Consumer Staples	5.2%
Communication Services	3.0%
Energy	1.6%
Other (includes Short-Term Investments)	1.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

LISIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.82%

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,985	$10,049
02/15	$10,561	$10,650
03/15	$10,488	$10,488
04/15	$10,714	$10,916
05/15	$10,773	$10,860
06/15	$10,620	$10,553
07/15	$10,671	$10,772
08/15	$9,927	$9,980
09/15	$9,483	$9,473
10/15	$10,109	$10,213
11/15	$10,036	$10,054
12/15	$9,830	$9,918
01/16	$9,328	$9,201
02/16	$9,203	$9,033
03/16	$9,800	$9,620
04/16	$9,866	$9,899
05/16	$9,881	$9,809
06/16	$9,675	$9,480
07/16	$9,911	$9,960
08/16	$9,793	$9,967
09/16	$9,889	$10,090
10/16	$9,513	$9,883
11/16	$9,195	$9,686
12/16	$9,321	$10,018
01/17	$9,546	$10,308
02/17	$9,614	$10,455
03/17	$9,853	$10,743
04/17	$10,205	$11,016
05/17	$10,648	$11,420
06/17	$10,625	$11,400
07/17	$11,037	$11,728
08/17	$11,022	$11,723
09/17	$11,232	$12,015
10/17	$11,427	$12,198
11/17	$11,644	$12,326
12/17	$11,918	$12,524
01/18	$12,684	$13,152
02/18	$12,161	$12,558
03/18	$12,191	$12,332
04/18	$12,183	$12,613
05/18	$12,161	$12,330
06/18	$11,940	$12,179
07/18	$12,100	$12,479
08/18	$11,973	$12,238
09/18	$12,087	$12,344
10/18	$11,069	$11,362
11/18	$11,221	$11,347
12/18	$10,684	$10,797
01/19	$11,413	$11,506
02/19	$11,786	$11,800
03/19	$11,911	$11,874
04/19	$12,267	$12,208
05/19	$11,695	$11,621
06/19	$12,334	$12,311
07/19	$12,101	$12,155
08/19	$11,906	$11,840
09/19	$12,147	$12,180
10/19	$12,371	$12,617
11/19	$12,545	$12,759
12/19	$12,987	$13,174
01/20	$12,801	$12,899
02/20	$11,822	$11,733
03/20	$9,896	$10,166
04/20	$10,589	$10,823
05/20	$11,121	$11,294
06/20	$11,484	$11,678
07/20	$11,931	$11,950
08/20	$12,644	$12,564
09/20	$12,255	$12,238
10/20	$11,840	$11,749
11/20	$13,684	$13,570
12/20	$14,361	$14,201
01/21	$13,977	$14,050
02/21	$14,344	$14,364
03/21	$14,762	$14,695
04/21	$15,411	$15,137
05/21	$15,837	$15,630
06/21	$15,436	$15,454
07/21	$15,556	$15,570
08/21	$15,952	$15,844
09/21	$15,345	$15,384
10/21	$15,678	$15,763
11/21	$14,687	$15,030
12/21	$15,222	$15,799
01/22	$14,654	$15,036
02/22	$14,245	$14,770
03/22	$13,938	$14,865
04/22	$13,120	$13,903
05/22	$13,408	$14,007
06/22	$12,311	$12,707
07/22	$12,944	$13,340
08/22	$12,153	$12,706
09/22	$11,056	$11,518
10/22	$11,818	$12,138
11/22	$13,036	$13,505
12/22	$12,653	$13,516
01/23	$13,596	$14,610
02/23	$13,181	$14,305
03/23	$13,643	$14,660
04/23	$13,699	$15,073
05/23	$13,549	$14,436
06/23	$14,171	$15,092
07/23	$14,312	$15,581
08/23	$13,835	$14,985
09/23	$13,241	$14,472
10/23	$12,750	$13,886
11/23	$14,043	$15,175
12/23	$14,811	$15,980
01/24	$14,696	$16,073
02/24	$15,356	$16,367
03/24	$15,662	$16,906
04/24	$14,907	$16,473
05/24	$15,490	$17,110
06/24	$15,165	$16,840
07/24	$15,662	$17,334
08/24	$16,146	$17,897
09/24	$16,002	$18,063
10/24	$15,063	$17,080
11/24	$15,178	$16,983
12/24	$14,609	$16,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional Shares	(1.36%)	2.38%	3.86%
MSCI EAFE Index	3.82%	4.73%	5.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	23.4%
Industrials	21.3%
Information Technology	14.5%
Health Care	13.4%
Consumer Discretionary	7.6%
Consumer Staples	7.1%
Materials	3.5%
Utilities	3.4%
Communication Services	2.9%
Energy	0.7%
Other (includes Short-Term Investments)	2.2%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

LISOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$107	1.08%

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Portfolio Performance

	Open Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,993	$10,049
02/15	$10,564	$10,650
03/15	$10,485	$10,488
04/15	$10,709	$10,916
05/15	$10,767	$10,860
06/15	$10,615	$10,553
07/15	$10,658	$10,772
08/15	$9,920	$9,980
09/15	$9,465	$9,473
10/15	$10,094	$10,213
11/15	$10,014	$10,054
12/15	$9,811	$9,918
01/16	$9,307	$9,201
02/16	$9,183	$9,033
03/16	$9,775	$9,620
04/16	$9,840	$9,899
05/16	$9,848	$9,809
06/16	$9,643	$9,480
07/16	$9,877	$9,960
08/16	$9,753	$9,967
09/16	$9,848	$10,090
10/16	$9,468	$9,883
11/16	$9,154	$9,686
12/16	$9,284	$10,018
01/17	$9,499	$10,308
02/17	$9,565	$10,455
03/17	$9,802	$10,743
04/17	$10,149	$11,016
05/17	$10,586	$11,420
06/17	$10,564	$11,400
07/17	$10,971	$11,728
08/17	$10,956	$11,723
09/17	$11,156	$12,015
10/17	$11,355	$12,198
11/17	$11,562	$12,326
12/17	$11,832	$12,524
01/18	$12,594	$13,152
02/18	$12,071	$12,558
03/18	$12,093	$12,332
04/18	$12,086	$12,613
05/18	$12,063	$12,330
06/18	$11,839	$12,179
07/18	$11,996	$12,479
08/18	$11,871	$12,238
09/18	$11,976	$12,344
10/18	$10,967	$11,362
11/18	$11,109	$11,347
12/18	$10,583	$10,797
01/19	$11,299	$11,506
02/19	$11,673	$11,800
03/19	$11,787	$11,874
04/19	$12,137	$12,208
05/19	$11,567	$11,621
06/19	$12,202	$12,311
07/19	$11,966	$12,155
08/19	$11,774	$11,840
09/19	$12,010	$12,180
10/19	$12,222	$12,617
11/19	$12,393	$12,759
12/19	$12,827	$13,174
01/20	$12,637	$12,899
02/20	$11,670	$11,733
03/20	$9,769	$10,166
04/20	$10,455	$10,823
05/20	$10,976	$11,294
06/20	$11,331	$11,678
07/20	$11,769	$11,950
08/20	$12,467	$12,564
09/20	$12,078	$12,238
10/20	$11,672	$11,749
11/20	$13,485	$13,570
12/20	$14,153	$14,201
01/21	$13,770	$14,050
02/21	$14,128	$14,364
03/21	$14,528	$14,695
04/21	$15,170	$15,137
05/21	$15,586	$15,630
06/21	$15,186	$15,454
07/21	$15,303	$15,570
08/21	$15,690	$15,844
09/21	$15,089	$15,384
10/21	$15,414	$15,763
11/21	$14,438	$15,030
12/21	$14,956	$15,799
01/22	$14,405	$15,036
02/22	$13,988	$14,770
03/22	$13,690	$14,865
04/22	$12,884	$13,903
05/22	$13,165	$14,007
06/22	$12,088	$12,707
07/22	$12,704	$13,340
08/22	$11,925	$12,706
09/22	$10,849	$11,518
10/22	$11,591	$12,138
11/22	$12,776	$13,505
12/22	$12,408	$13,516
01/23	$13,323	$14,610
02/23	$12,920	$14,305
03/23	$13,359	$14,660
04/23	$13,414	$15,073
05/23	$13,268	$14,436
06/23	$13,872	$15,092
07/23	$14,009	$15,581
08/23	$13,546	$14,985
09/23	$12,960	$14,472
10/23	$12,474	$13,886
11/23	$13,729	$15,175
12/23	$14,474	$15,980
01/24	$14,372	$16,073
02/24	$15,011	$16,367
03/24	$15,298	$16,906
04/24	$14,558	$16,473
05/24	$15,132	$17,110
06/24	$14,808	$16,840
07/24	$15,289	$17,334
08/24	$15,757	$17,897
09/24	$15,609	$18,063
10/24	$14,700	$17,080
11/24	$14,802	$16,983
12/24	$14,241	$16,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Open Shares	(1.61%)	2.11%	3.60%
MSCI EAFE Index	3.82%	4.73%	5.20%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	23.4%
Industrials	21.3%
Information Technology	14.5%
Health Care	13.4%
Consumer Discretionary	7.6%
Consumer Staples	7.1%
Materials	3.5%
Utilities	3.4%
Communication Services	2.9%
Energy	0.7%
Other (includes Short-Term Investments)	2.2%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

RLITX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.82%

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Portfolio Performance

	R6 Shares	MSCI EAFE Index
01/15	$1,000,000	$1,000,000
01/15	$1,000,730	$1,023,850
02/15	$1,057,664	$1,085,076
03/15	$1,049,635	$1,068,583
04/15	$1,072,993	$1,112,181
05/15	$1,078,102	$1,106,509
06/15	$1,062,774	$1,075,195
07/15	$1,067,883	$1,097,559
08/15	$993,431	$1,016,779
09/15	$948,175	$965,126
10/15	$1,010,949	$1,040,599
11/15	$1,003,650	$1,024,366
12/15	$982,721	$1,010,537
01/16	$932,627	$937,461
02/16	$920,104	$920,286
03/16	$979,774	$980,166
04/16	$986,404	$1,008,543
05/16	$987,878	$999,381
06/16	$967,251	$965,834
07/16	$990,824	$1,014,783
08/16	$979,038	$1,015,504
09/16	$988,614	$1,027,978
10/16	$951,044	$1,006,951
11/16	$919,367	$986,897
12/16	$931,938	$1,020,642
01/17	$954,394	$1,050,241
02/17	$961,131	$1,065,260
03/17	$985,084	$1,094,554
04/17	$1,020,266	$1,122,356
05/17	$1,064,430	$1,163,546
06/17	$1,062,184	$1,161,452
07/17	$1,103,354	$1,194,902
08/17	$1,101,857	$1,194,452
09/17	$1,122,816	$1,224,193
10/17	$1,143,027	$1,242,783
11/17	$1,163,986	$1,255,818
12/17	$1,191,192	$1,275,975
01/18	$1,267,774	$1,339,977
02/18	$1,215,456	$1,279,496
03/18	$1,218,489	$1,256,434
04/18	$1,217,730	$1,285,122
05/18	$1,215,456	$1,256,235
06/18	$1,193,467	$1,240,888
07/18	$1,209,390	$1,271,414
08/18	$1,197,471	$1,246,876
09/18	$1,208,089	$1,257,723
10/18	$1,107,225	$1,157,609
11/18	$1,121,634	$1,156,104
12/18	$1,067,953	$1,100,033
01/19	$1,140,806	$1,172,327
02/19	$1,178,060	$1,202,211
03/19	$1,191,306	$1,209,792
04/19	$1,226,076	$1,243,799
05/19	$1,168,953	$1,184,064
06/19	$1,233,527	$1,254,309
07/19	$1,209,519	$1,238,379
08/19	$1,189,973	$1,206,305
09/19	$1,214,021	$1,240,926
10/19	$1,236,411	$1,285,475
11/19	$1,253,825	$1,300,001
12/19	$1,297,948	$1,342,251
01/20	$1,279,394	$1,314,198
02/20	$1,181,563	$1,195,395
03/20	$989,274	$1,035,810
04/20	$1,058,431	$1,102,723
05/20	$1,111,563	$1,150,691
06/20	$1,148,671	$1,189,815
07/20	$1,192,527	$1,217,537
08/20	$1,264,511	$1,280,119
09/20	$1,224,810	$1,246,836
10/20	$1,183,420	$1,197,087
11/20	$1,368,409	$1,382,636
12/20	$1,436,056	$1,446,928
01/21	$1,397,705	$1,431,446
02/21	$1,433,500	$1,463,510
03/21	$1,475,260	$1,497,171
04/21	$1,540,884	$1,542,236
05/21	$1,583,497	$1,592,513
06/21	$1,543,441	$1,574,517
07/21	$1,555,373	$1,586,326
08/21	$1,594,929	$1,614,246
09/21	$1,533,487	$1,567,432
10/21	$1,566,769	$1,605,991
11/21	$1,468,632	$1,531,313
12/21	$1,521,151	$1,609,716
01/22	$1,465,431	$1,531,967
02/22	$1,423,642	$1,504,851
03/22	$1,392,996	$1,514,482
04/22	$1,311,273	$1,416,495
05/22	$1,340,062	$1,427,119
06/22	$1,230,480	$1,294,682
07/22	$1,294,557	$1,359,157
08/22	$1,214,692	$1,294,597
09/22	$1,105,110	$1,173,552
10/22	$1,181,260	$1,236,690
11/22	$1,302,915	$1,375,941
12/22	$1,264,589	$1,377,041
01/23	$1,359,693	$1,488,582
02/23	$1,318,262	$1,457,470
03/23	$1,363,459	$1,493,616
04/23	$1,369,109	$1,535,736
05/23	$1,354,043	$1,470,774
06/23	$1,416,190	$1,537,694
07/23	$1,431,255	$1,587,516
08/23	$1,383,600	$1,526,714
09/23	$1,324,222	$1,474,500
10/23	$1,274,270	$1,414,783
11/23	$1,403,393	$1,546,075
12/23	$1,480,105	$1,628,171
01/24	$1,469,594	$1,637,615
02/24	$1,535,525	$1,667,583
03/24	$1,565,146	$1,722,447
04/24	$1,490,616	$1,678,352
05/24	$1,548,902	$1,743,304
06/24	$1,515,459	$1,715,722
07/24	$1,566,102	$1,766,055
08/24	$1,613,432	$1,823,481
09/24	$1,600,034	$1,840,319
10/24	$1,506,252	$1,740,241
11/24	$1,517,736	$1,730,368
12/24	$1,460,914	$1,691,016

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	(1.30%)	2.39%	3.88%
MSCI EAFE Index	3.82%	4.73%	5.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Sector Allocation (% of Net Assets)

Financials	23.4%
Industrials	21.3%
Information Technology	14.5%
Health Care	13.4%
Consumer Discretionary	7.6%
Consumer Staples	7.1%
Materials	3.5%
Utilities	3.4%
Communication Services	2.9%
Energy	0.7%
Other (includes Short-Term Investments)	2.2%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.95% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALIX: Institutional Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.81%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Portfolio Performance

	Institutional Shares	MSCI World Index	Real Assets Blend Index
01/17	$10,070	$10,241	$10,101
02/17	$10,280	$10,525	$10,312
03/17	$10,305	$10,637	$10,272
04/17	$10,396	$10,795	$10,318
05/17	$10,516	$11,024	$10,481
06/17	$10,451	$11,065	$10,483
07/17	$10,561	$11,330	$10,717
08/17	$10,621	$11,346	$10,832
09/17	$10,621	$11,600	$10,781
10/17	$10,752	$11,819	$10,905
11/17	$10,913	$12,076	$11,064
12/17	$10,990	$12,239	$11,201
01/18	$11,092	$12,885	$11,330
02/18	$10,693	$12,351	$10,793
03/18	$10,723	$12,082	$10,924
04/18	$10,888	$12,221	$11,140
05/18	$10,908	$12,298	$11,247
06/18	$10,888	$12,292	$11,215
07/18	$10,981	$12,675	$11,244
08/18	$10,952	$12,833	$11,157
09/18	$10,952	$12,905	$11,129
10/18	$10,558	$11,957	$10,778
11/18	$10,641	$12,094	$11,048
12/18	$10,160	$11,175	$10,452
01/19	$10,742	$12,044	$11,325
02/19	$10,937	$12,406	$11,453
03/19	$11,044	$12,569	$11,728
04/19	$11,152	$13,015	$11,692
05/19	$10,958	$12,264	$11,520
06/19	$11,271	$13,072	$11,838
07/19	$11,293	$13,138	$11,806
08/19	$11,305	$12,868	$11,804
09/19	$11,446	$13,143	$11,997
10/19	$11,576	$13,476	$12,206
11/19	$11,544	$13,852	$12,023
12/19	$11,793	$14,268	$12,454
01/20	$11,782	$14,181	$12,227
02/20	$11,230	$12,983	$11,397
03/20	$9,931	$11,265	$9,575
04/20	$10,363	$12,495	$10,005
05/20	$10,617	$13,099	$10,314
06/20	$10,723	$13,446	$10,433
07/20	$10,989	$14,088	$10,839
08/20	$11,260	$15,030	$11,230
09/20	$10,993	$14,511	$10,934
10/20	$10,881	$14,066	$10,789
11/20	$11,628	$15,865	$11,665
12/20	$11,865	$16,537	$12,008
01/21	$11,716	$16,373	$12,027
02/21	$12,049	$16,793	$12,396
03/21	$12,324	$17,352	$12,715
04/21	$13,083	$18,159	$13,464
05/21	$13,348	$18,420	$13,707
06/21	$13,463	$18,695	$13,783
07/21	$13,727	$19,029	$14,060
08/21	$13,785	$19,503	$14,202
09/21	$13,707	$18,694	$14,002
10/21	$14,285	$19,752	$14,605
11/21	$13,973	$19,319	$13,955
12/21	$14,428	$20,144	$14,748
01/22	$14,428	$19,079	$14,767
02/22	$14,505	$18,596	$14,937
03/22	$15,407	$19,105	$15,915
04/22	$15,368	$17,518	$15,645
05/22	$15,342	$17,532	$15,607
06/22	$13,876	$16,013	$14,280
07/22	$14,731	$17,285	$15,073
08/22	$14,333	$16,562	$14,631
09/22	$12,810	$15,022	$13,031
10/22	$13,215	$16,101	$13,362
11/22	$13,790	$17,220	$14,201
12/22	$13,209	$16,488	$13,827
01/23	$13,790	$17,655	$14,376
02/23	$13,236	$17,231	$13,682
03/23	$13,231	$17,764	$13,644
04/23	$13,342	$18,075	$13,790
05/23	$12,785	$17,894	$13,056
06/23	$13,180	$18,977	$13,539
07/23	$13,601	$19,614	$14,077
08/23	$13,278	$19,145	$13,661
09/23	$12,817	$18,320	$13,131
10/23	$12,634	$17,789	$12,925
11/23	$13,365	$19,458	$13,706
12/23	$13,795	$20,413	$14,166
01/24	$13,495	$20,658	$13,855
02/24	$13,524	$21,534	$13,806
03/24	$13,913	$22,225	$14,243
04/24	$13,597	$21,401	$13,943
05/24	$14,043	$22,357	$14,393
06/24	$14,012	$22,814	$14,248
07/24	$14,417	$23,216	$14,653
08/24	$14,939	$23,830	$15,146
09/24	$15,506	$24,266	$15,720
10/24	$15,054	$23,785	$15,217
11/24	$15,419	$24,876	$15,516
12/24	$14,609	$24,228	$14,888

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	5.90%	4.38%	4.85%
MSCI World Index	18.67%	11.17%	11.69%
Real Assets Blend Index	5.10%	3.63%	5.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Sector Allocation (% of Net Assets)

Real Estate	39.9%
Utilities	13.8%
Industrials	7.5%
Energy	6.8%
Exchange-Traded Funds	6.6%
Materials	2.5%
Other (includes Short-Term Investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALOX: Open Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$109	1.06%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Portfolio Performance

	Open Shares	MSCI World Index	Real Assets Blend Index
02/17	$10,239	$10,371	$10,285
03/17	$10,259	$10,481	$10,244
04/17	$10,349	$10,637	$10,291
05/17	$10,469	$10,862	$10,453
06/17	$10,407	$10,903	$10,455
07/17	$10,507	$11,164	$10,688
08/17	$10,567	$11,180	$10,803
09/17	$10,567	$11,430	$10,752
10/17	$10,698	$11,646	$10,876
11/17	$10,848	$11,899	$11,034
12/17	$10,928	$12,059	$11,171
01/18	$11,030	$12,696	$11,300
02/18	$10,621	$12,171	$10,764
03/18	$10,656	$11,905	$10,894
04/18	$10,819	$12,042	$11,110
05/18	$10,840	$12,118	$11,217
06/18	$10,813	$12,112	$11,185
07/18	$10,905	$12,490	$11,214
08/18	$10,867	$12,645	$11,127
09/18	$10,860	$12,715	$11,099
10/18	$10,469	$11,782	$10,749
11/18	$10,551	$11,916	$11,018
12/18	$10,077	$11,011	$10,424
01/19	$10,655	$11,867	$11,295
02/19	$10,837	$12,225	$11,422
03/19	$10,948	$12,385	$11,697
04/19	$11,045	$12,825	$11,660
05/19	$10,852	$12,085	$11,489
06/19	$11,156	$12,881	$11,806
07/19	$11,177	$12,945	$11,774
08/19	$11,189	$12,680	$11,773
09/19	$11,322	$12,950	$11,965
10/19	$11,452	$13,279	$12,173
11/19	$11,419	$13,649	$11,990
12/19	$11,669	$14,059	$12,421
01/20	$11,658	$13,973	$12,195
02/20	$11,101	$12,792	$11,367
03/20	$9,829	$11,100	$9,549
04/20	$10,234	$12,312	$9,978
05/20	$10,486	$12,907	$10,286
06/20	$10,594	$13,249	$10,406
07/20	$10,858	$13,882	$10,810
08/20	$11,115	$14,809	$11,200
09/20	$10,855	$14,298	$10,905
10/20	$10,745	$13,860	$10,760
11/20	$11,472	$15,632	$11,634
12/20	$11,707	$16,295	$11,976
01/21	$11,549	$16,134	$11,995
02/21	$11,877	$16,547	$12,363
03/21	$12,153	$17,098	$12,681
04/21	$12,901	$17,893	$13,428
05/21	$13,150	$18,150	$13,671
06/21	$13,278	$18,421	$13,746
07/21	$13,516	$18,751	$14,022
08/21	$13,584	$19,217	$14,164
09/21	$13,499	$18,420	$13,964
10/21	$14,057	$19,462	$14,566
11/21	$13,761	$19,036	$13,918
12/21	$14,198	$19,849	$14,708
01/22	$14,198	$18,799	$14,728
02/22	$14,274	$18,323	$14,897
03/22	$15,165	$18,826	$15,873
04/22	$15,114	$17,261	$15,603
05/22	$15,076	$17,275	$15,565
06/22	$13,639	$15,779	$14,242
07/22	$14,466	$17,032	$15,033
08/22	$14,088	$16,320	$14,592
09/22	$12,584	$14,802	$12,996
10/22	$12,981	$15,865	$13,326
11/22	$13,545	$16,967	$14,163
12/22	$12,966	$16,246	$13,790
01/23	$13,522	$17,397	$14,338
02/23	$12,993	$16,979	$13,645
03/23	$12,979	$17,504	$13,607
04/23	$13,075	$17,810	$13,753
05/23	$12,542	$17,632	$13,021
06/23	$12,935	$18,699	$13,503
07/23	$13,334	$19,327	$14,039
08/23	$13,018	$18,865	$13,625
09/23	$12,557	$18,052	$13,096
10/23	$12,379	$17,528	$12,891
11/23	$13,080	$19,173	$13,669
12/23	$13,506	$20,114	$14,128
01/24	$13,199	$20,355	$13,818
02/24	$13,227	$21,218	$13,769
03/24	$13,613	$21,900	$14,205
04/24	$13,304	$21,087	$13,905
05/24	$13,739	$22,030	$14,354
06/24	$13,686	$22,480	$14,210
07/24	$14,083	$22,876	$14,614
08/24	$14,606	$23,480	$15,106
09/24	$15,151	$23,910	$15,678
10/24	$14,710	$23,436	$15,176
11/24	$15,066	$24,512	$15,475
12/24	$14,266	$23,873	$14,849

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/9/17
Open Shares	5.63%	4.10%	4.55%
MSCI World Index	18.67%	11.17%	11.51%
Real Assets Blend Index	5.10%	3.63%	5.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Sector Allocation (% of Net Assets)

Real Estate	39.9%
Utilities	13.8%
Industrials	7.5%
Energy	6.8%
Exchange-Traded Funds	6.6%
Materials	2.5%
Other (includes Short-Term Investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALYX: R6 Shares

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$78	0.76%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Portfolio Performance

	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,036,700	$1,043,500
08/22	$1,020,582	$993,366	$1,012,925
09/22	$912,281	$900,983	$902,111
10/22	$941,109	$965,673	$925,025
11/22	$982,027	$1,032,788	$983,117
12/22	$940,774	$988,894	$957,261
01/23	$981,206	$1,058,908	$995,264
02/23	$942,746	$1,033,494	$947,193
03/23	$942,468	$1,065,429	$944,541
04/23	$950,413	$1,084,074	$954,647
05/23	$910,688	$1,073,233	$903,860
06/23	$938,982	$1,138,164	$937,303
07/23	$968,981	$1,176,406	$974,514
08/23	$945,981	$1,148,290	$945,765
09/23	$913,186	$1,098,799	$909,070
10/23	$900,169	$1,066,934	$894,797
11/23	$951,235	$1,167,012	$948,843
12/23	$982,016	$1,224,313	$980,724
01/24	$960,668	$1,239,004	$959,153
02/24	$963,718	$1,291,538	$955,752
03/24	$991,581	$1,332,996	$986,019
04/24	$969,045	$1,283,542	$965,239
05/24	$1,000,801	$1,340,917	$996,416
06/24	$998,720	$1,368,309	$986,384
07/24	$1,027,638	$1,392,422	$1,014,435
08/24	$1,064,819	$1,429,224	$1,048,565
09/24	$1,106,419	$1,455,399	$1,088,306
10/24	$1,073,174	$1,426,528	$1,053,438
11/24	$1,099,147	$1,491,987	$1,074,168
12/24	$1,042,568	$1,453,105	$1,030,725

Average Annual Total Returns (%)

	1 Year	Since Inception 7/22/22
R6 Shares	6.17%	1.72%
MSCI World Index	18.67%	16.48%
Real Assets Blend Index	5.10%	1.24%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Sector Allocation (% of Net Assets)

Real Estate	39.9%
Utilities	13.8%
Industrials	7.5%
Energy	6.8%
Exchange-Traded Funds	6.6%
Materials	2.5%
Other (includes Short-Term Investments)	22.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “CEO/CFO Code of Ethics”). The Registrant has posted its CEO/CFO Code of Ethics on its Internet website at https://www.lazardassetmanagement.com/codeofethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors (the “Board”) has determined that Robert M. Solmson and Nancy A. Eckl, members of the Audit Committee of the Board, are audit committee financial experts as defined by the Securities and Exchange Commission (the “SEC”). Mr. Solmson and Ms. Eckl are “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,061,954 in 2023 and $974,928 in 2024 (plus expenses in each case).

(b) Audit-Related Fees. There were no fees billed in the Reporting Periods by the Auditor to the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services provided by the Auditor to Lazard Asset Management LLC, the Registrant’s investment manager (“Lazard”) and any entity controlling, controlled by or under common control with Lazard that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate which required pre-approval by the Audit Committee were $368,560 in 2023 and $381,330 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods by the Auditor to the Registrant for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $312,196 in 2023 and $173,646 in 2024. These Tax Services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. Additionally, the aggregate fees billed related to European Union tax reclaim filing services rendered by the Auditor were $393,345 in 2023 and $303,065 in 2024.

The aggregate fees billed in the Reporting Periods for Tax Services provided by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above.

There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above, which required pre-approval by the Audit Committee.

(e) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the “Policy”) for pre-approval of the Auditor’s engagements for services to the Registrant and Service Affiliates. The Policy states that the Registrant’s Audit Committee or the Chair of the Audit Committee (pursuant to delegated authority from the Audit Committee) pre-approves the Auditor’s engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence. The Audit Committee Chair must report any pre-approval decisions he or she makes at the next scheduled Audit Committee meeting. There were no services provided by the Auditor to either the Registrant or Service Affiliates that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Reporting Periods.

(f) None.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and Service Affiliates for the Reporting Periods were $1,309,430 in 2023 and $838,917 in 2024.

(h) Auditor Independence. The Audit Committee considered whether provision of non-audit services to Service Affiliates that were not required to be pre-approved is compatible with maintaining the Auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Funds
Annual Financial Statements

December 31, 2024

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard International Equity Advantage Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small Cap Equity Select Portfolio

Lazard US Sustainable Equity Portfolio

Lazard US Systematic Small Cap Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolio Holdings Presented by Asset Class/Sector (unaudited) (N-CSR Item 7)
5	Portfolios of Investments
5	Lazard Developing Markets Equity Portfolio
9	Lazard Emerging Markets Core Equity Portfolio
13	Lazard Emerging Markets Equity Advantage Portfolio
24	Lazard Emerging Markets Equity Portfolio
28	Lazard Equity Franchise Portfolio
30	Lazard Global Equity Select Portfolio
34	Lazard Global Listed Infrastructure Portfolio
37	Lazard International Equity Advantage Portfolio
47	Lazard International Equity Portfolio
52	Lazard International Equity Select Portfolio
57	Lazard International Quality Growth Portfolio
61	Lazard International Small Cap Equity Portfolio
66	Lazard International Strategic Equity Portfolio
70	Lazard US Equity Concentrated Portfolio
72	Lazard US Equity Focus Portfolio
75	Lazard US Small Cap Equity Select Portfolio
80	Lazard US Sustainable Equity Portfolio
84	Lazard US Systematic Small Cap Equity Portfolio
102	Notes to Portfolios of Investments (N-CSR Item 7)
112	Statements of Assets and Liabilities (N-CSR Item 7)
118	Statements of Operations (N-CSR Item 7)
124	Statements of Changes in Net Assets (N-CSR Item 7)
148	Financial Highlights (N-CSR Item 7)
194	Notes to Financial Statements (N-CSR Item 7)
242	Report of Independent Registered Public Accounting Firm
244	Tax and Other Information (unaudited)
249	Additional Information (unaudited) (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc. Portfolio Holdings Presented by Asset Class/Sector December 31, 2024 (unaudited)

Asset Class/Sector*	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Equity
Communication Services	5.8%	6.6%	9.1%	9.9%
Consumer Discretionary	12.7	13.1	13.0	10.5
Consumer Staples	3.1	7.8	4.5	8.3
Energy	3.7	5.8	4.0	6.0
Financials	24.8	23.9	22.9	27.6
Health Care	1.3	2.0	4.1	3.9
Industrials	13.1	9.9	6.4	6.4
Information Technology	33.6	22.0	24.6	17.7
Materials	1.3	4.9	5.5	6.6
Real Estate	—	3.9	2.0	—
Utilities	—	—	2.3	1.8
Short-Term Investments	0.6	0.1	1.6	1.3
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio
Equity
Communication Services	7.7%	2.8%	1.2%	5.7%
Consumer Discretionary	13.1	12.9	—	11.1
Consumer Staples	—	9.3	—	6.5
Energy	—	—	—	4.5
Financials	14.9	16.1	—	24.1
Health Care	19.9	11.2	—	8.4
Industrials	19.3	16.0	37.3	14.5
Information Technology	4.1	30.0	—	13.4
Materials	—	0.7	—	6.1
Real Estate	—	—	—	1.5
Utilities	19.0	—	55.5	3.3
Short-Term Investments	2.0	1.0	6.0	0.9
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

2   Annual Financial Statements

Asset Class/Sector*	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio
Equity
Communication Services	2.9%	5.0%	7.9%	3.0%
Consumer Discretionary	14.8	10.5	10.1	13.7
Consumer Staples	9.1	4.9	9.1	5.2
Energy	1.5	1.6	—	1.5
Financials	19.2	21.4	18.0	17.6
Health Care	8.0	9.2	9.3	7.8
Industrials	22.7	22.1	19.5	26.6
Information Technology	11.6	14.0	24.9	9.5
Materials	6.0	5.2	—	5.5
Real Estate	1.3	1.3	—	7.4
Utilities	2.6	1.5	—	1.2
Short-Term Investments	0.3	3.3	1.2	1.0
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
Equity
Communication Services	2.9%	—%	4.8%	5.1%
Consumer Discretionary	7.6	18.1	11.1	10.5
Consumer Staples	7.2	—	—	4.7
Energy	0.7	—	2.6	5.5
Financials	23.5	23.4	22.0	19.9
Health Care	13.5	14.7	12.1	16.4
Industrials	21.4	9.0	11.1	18.9
Information Technology	14.7	29.0	28.9	13.9
Materials	3.6	—	—	1.9
Real Estate	—	3.7	4.1	3.2
Utilities	3.4	—	—	—
Short-Term Investments	1.5	2.1	3.3	—
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Annual Financial Statements   3

Asset Class/Sector*	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio
Equity
Communication Services	—%	4.3%
Consumer Discretionary	4.1	16.1
Consumer Staples	2.7	1.8
Energy	—	0.9
Financials	16.8	7.7
Health Care	18.0	12.3
Industrials	14.3	20.6
Information Technology	35.4	26.7
Investment Companies	—	0.4
Materials	3.5	3.7
Real Estate	2.4	5.1
Utilities	—	0.2
Short-Term Investments	2.8	0.2
Total Investments	100.0%	100.0%

*	Represents percentage of total investments.

4   Annual Financial Statements

The Lazard Funds, Inc. Portfolios of Investments
December 31, 2024

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 99.5%

Brazil | 7.6%
Automob Participacoes SA (*)	486,972	$26,801
Dexco SA	545,108	527,539
Lojas Renner SA	240,130	469,464
MercadoLibre, Inc. (*)	942	1,601,814
Pagseguro Digital Ltd., Class A (*)	83,784	524,488
PRIO SA	171,200	1,123,076
Rumo SA	226,844	654,987
TOTVS SA	343,900	1,480,978
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	422,952	325,034
		6,734,181

China | 21.6%
Airtac International Group	34,765	891,286
Alibaba Group Holding Ltd.	217,900	2,312,457
Baidu, Inc., Class A (*)	43,650	461,975
Chow Tai Seng Jewellery Co. Ltd., Class A	420,650	836,176
Foxconn Industrial Internet Co. Ltd., Class A	263,400	774,442
Lenovo Group Ltd.	548,000	711,277
Nexteer Automotive Group Ltd.	856,000	365,488
Ping An Insurance Group Co. of China Ltd., Class H	208,500	1,227,173
Shenzhen Inovance Technology Co. Ltd., Class A	154,390	1,236,054
Sungrow Power Supply Co. Ltd., Class A	68,888	695,494
Tencent Holdings Ltd.	86,500	4,622,670
Trip.com Group Ltd. ADR (*)	12,140	833,532
Wuliangye Yibin Co. Ltd., Class A	66,200	1,267,108
Xiaomi Corp., Class B (*)	257,200	1,133,209
Yadea Group Holdings Ltd.	522,000	868,930
ZTO Express Cayman, Inc. ADR	42,760	835,958
		19,073,229

Hong Kong | 1.3%
Techtronic Industries Co. Ltd.	88,002	1,160,096

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Hungary | 1.3%
Richter Gedeon Nyrt.	44,756	$1,173,521

India | 12.7%
Bajaj Finance Ltd.	12,384	985,949
HDFC Bank Ltd. ADR	39,004	2,490,796
ICICI Bank Ltd. ADR	118,101	3,526,496
Jio Financial Services Ltd. (*)	59,415	206,668
MakeMyTrip Ltd. (*)	7,987	896,780
Mphasis Ltd.	34,388	1,136,653
Reliance Industries Ltd.	97,762	1,384,807
UPL Ltd.	108,581	635,401
		11,263,550

Indonesia | 4.1%
Bank Central Asia Tbk. PT	3,170,400	1,899,954
Bank Rakyat Indonesia Persero Tbk. PT	6,892,249	1,739,164
		3,639,118

Macau | 1.6%
Sands China Ltd. (*)	518,000	1,391,629

Mexico | 2.4%
Arca Continental SAB de CV	78,100	647,019
Grupo Financiero Banorte SAB de CV, Class O	223,957	1,438,949
		2,085,968

Peru | 1.9%
Credicorp Ltd.	9,247	1,695,160

Philippines | 4.1%
BDO Unibank, Inc.	850,992	2,107,754
International Container Terminal Services, Inc.	222,299	1,482,821
		3,590,575

Poland | 1.9%
InPost SA (*)	98,419	1,683,343

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

South Africa | 5.6%
Capitec Bank Holdings Ltd.	15,725	$2,611,788
Foschini Group Ltd.	91,553	815,044
Standard Bank Group Ltd.	131,419	1,544,147
		4,970,979

South Korea | 7.2%
CJ Logistics Corp.	10,446	598,338
Samsung Electronics Co. Ltd.	90,471	3,264,970
SK Hynix, Inc.	21,936	2,489,125
		6,352,433

Taiwan | 22.5%
ASE Technology Holding Co. Ltd.	340,289	1,670,394
Bizlink Holding, Inc.	57,078	1,061,334
Chroma ATE, Inc.	60,000	743,121
Hiwin Technologies Corp.	95,714	957,627
King Yuan Electronics Co. Ltd.	191,000	644,844
Lotes Co. Ltd.	18,687	1,106,936
MediaTek, Inc.	41,000	1,760,413
RichWave Technology Corp. (*)	106,000	684,933
Sercomm Corp.	251,000	931,573
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	10,351,163
		19,912,338

Turkey | 0.9%
BIM Birlesik Magazalar AS	53,860	802,441

United States | 2.8%
EPAM Systems, Inc. (*)	3,878	906,754
SharkNinja, Inc. (*)	9,157	891,525
Tenaris SA ADR	18,763	709,054
		2,507,333

Total Common Stocks (Cost $63,113,752)		88,035,894

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Short-Term Investments | 0.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $546,724)	546,724	$546,724

Total Investments | 100.1% (Cost $63,660,476)		$88,582,618

Liabilities in Excess of Cash and Other Assets | (0.1)%		(123,339)

Net Assets | 100.0%		$88,459,279

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 99.5%

Brazil | 2.6%
Banco BTG Pactual SA	221,496	$975,794
MercadoLibre, Inc. (*)	701	1,192,008
NU Holdings Ltd., Class A (*)	78,244	810,608
		2,978,410

China | 22.1%
Alibaba Group Holding Ltd. ADR	43,637	3,699,981
China Merchants Bank Co. Ltd., Class H	755,000	3,868,014
Contemporary Amperex Technology Co. Ltd., Class A	47,700	1,734,605
Innovent Biologics, Inc. (*)	232,500	1,095,702
NetEase, Inc. ADR	11,397	1,016,726
PDD Holdings, Inc., ADR (*)	9,114	883,967
Shenzhen Inovance Technology Co. Ltd., Class A	169,699	1,358,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	33,200	1,157,894
Tencent Holdings Ltd.	98,492	5,263,538
Trip.com Group Ltd. ADR (*)	28,846	1,980,566
Weichai Power Co. Ltd., Class H	707,000	1,082,029
Yum China Holdings, Inc.	35,314	1,701,076
		24,842,717

France | 1.0%
Pernod Ricard SA ADR	52,642	1,183,392

Ghana | 0.7%
Kosmos Energy Ltd. (*)	217,604	744,206

Greece | 2.3%
Eurobank Ergasias Services & Holdings SA, Class A	393,195	905,524
GEK TERNA SA	45,050	862,067
National Bank of Greece SA	99,087	783,926
		2,551,517

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Hong Kong | 1.4%
AIA Group Ltd.	223,400	$1,616,060

India | 17.8%
Bharti Airtel Ltd.	61,188	1,133,399
HDFC Bank Ltd. ADR	46,789	2,987,946
Hindalco Industries Ltd.	148,914	1,048,294
ICICI Bank Ltd. ADR	83,366	2,489,309
InterGlobe Aviation Ltd. (*)	28,447	1,510,818
ITC Ltd.	182,380	1,029,701
Larsen & Toubro Ltd.	25,741	1,082,939
Macrotech Developers Ltd.	118,064	1,916,058
MakeMyTrip Ltd. (*)	11,989	1,346,125
Reliance Industries Ltd.	150,116	2,126,406
Supreme Industries Ltd.	31,437	1,726,035
Tata Consultancy Services Ltd.	32,451	1,547,887
		19,944,917

Indonesia | 2.3%
Bank Central Asia Tbk. PT	2,478,700	1,485,433
Bank Mandiri Persero Tbk. PT	2,993,800	1,053,907
		2,539,340

Macau | 0.8%
Galaxy Entertainment Group Ltd.	205,000	863,695

Mexico | 3.6%
Arca Continental SAB de CV	95,945	794,856
Corp. Inmobiliaria Vesta SAB de CV ADR	34,770	890,112
Grupo Financiero Banorte SAB de CV, Class O	210,177	1,350,411
Kimberly-Clark de Mexico SAB de CV, Class A	689,774	972,584
		4,007,963

Peru | 1.0%
Credicorp Ltd.	5,973	1,094,970

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Philippines | 2.3%
BDO Unibank, Inc.	397,529	$984,608
International Container Terminal Services, Inc.	237,420	1,583,684
		2,568,292

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0

Saudi Arabia | 3.3%
Saudi Arabian Oil Co.	310,814	2,320,129
Saudi National Bank	161,151	1,432,333
		3,752,462

South Africa | 4.5%
Anglo American PLC	47,738	1,414,361
Bidvest Group Ltd.	74,034	1,032,188
Capitec Bank Holdings Ltd.	7,791	1,294,018
Shoprite Holdings Ltd.	86,742	1,353,681
		5,094,248

South Korea | 8.5%
Kia Corp.	33,502	2,270,651
Samsung Electronics Co. Ltd.	91,394	3,298,280
Shinhan Financial Group Co. Ltd.	60,800	1,949,486
SK Hynix, Inc.	18,398	2,087,660
		9,606,077

Taiwan | 17.1%
ASE Technology Holding Co. Ltd.	302,000	1,482,443
Chailease Holding Co. Ltd.	256,464	881,508
MediaTek, Inc.	54,000	2,318,592
Nien Made Enterprise Co. Ltd.	60,000	668,865
Taiwan Semiconductor Manufacturing Co. Ltd.	223,000	7,281,733
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,285	6,573,455
		19,206,596

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Thailand | 1.0%
CP ALL PCL (‡)	680,400	$1,112,547

Turkey | 1.6%
Akbank TAS	451,490	817,020
BIM Birlesik Magazalar AS	64,498	960,933
		1,777,953

United Arab Emirates | 3.3%
Abu Dhabi Ports Co. PJSC (*)	566,051	784,401
ADNOC Drilling Co. PJSC	939,611	1,362,154
Emaar Properties PJSC	442,636	1,548,565
		3,695,120

United Kingdom | 1.2%
Unilever PLC ADR	23,259	1,318,785

United States | 1.1%
Freeport-McMoRan, Inc.	32,995	1,256,450

Total Common Stocks (Cost $90,355,123)		111,755,717

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $79,214)	79,214	79,214

Total Investments | 99.6% (Cost $90,434,337)		$111,834,931

Cash and Other Assets in Excess of Liabilities | 0.4%		399,760

Net Assets | 100.0%		$112,234,691

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 95.6%

Argentina | 0.2%
Vista Energy SAB de CV ADR (*)	8,099	$438,237

Brazil | 2.2%
Banco do Brasil SA	214,300	825,700
BB Seguridade Participacoes SA	161,300	943,022
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,700	468,480
Cia De Sanena Do Parana	105,500	474,435
Energisa SA	20,900	123,390
Klabin SA	48,110	180,820
NU Holdings Ltd., Class A (*)	25,671	265,952
PRIO SA	40,800	267,649
Telefonica Brasil SA	92,600	700,235
		4,249,683

Chile | 0.1%
Enel Chile SA ADR	74,616	214,894

China | 27.8%
Alibaba Group Holding Ltd.	405,300	4,301,233
Aluminum Corp. of China Ltd., Class H	326,000	188,481
Anker Innovations Technology Co. Ltd., Class A	17,280	230,716
ANTA Sports Products Ltd.	16,200	161,008
Atour Lifestyle Holdings Ltd. ADR	9,576	257,499
Baidu, Inc. ADR (*)	3,015	254,195
Bank of Changsha Co. Ltd., Class A	162,700	197,870
Bank of China Ltd., Class H	1,353,000	691,634
Beijing New Building Materials PLC, Class A	61,600	255,342
Bilibili, Inc., Class Z (*)	14,840	269,468
BOC Aviation Ltd.	21,500	167,070
Bosideng International Holdings Ltd.	680,000	339,730
BYD Co. Ltd., Class H	40,500	1,380,938
China Construction Bank Corp., Class H	3,931,000	3,269,048

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Hongqiao Group Ltd.	250,000	$378,574
China Life Insurance Co. Ltd., Class H	133,000	251,423
China Merchants Bank Co. Ltd., Class H	179,000	917,052
China Nonferrous Mining Corp. Ltd.	210,000	141,694
China Pacific Insurance Group Co. Ltd., Class H	164,600	534,146
China Resources Land Ltd.	42,000	121,959
China Resources Mixc Lifestyle Services Ltd.	56,800	211,408
China Resources Power Holdings Co. Ltd.	142,000	345,580
China Tower Corp. Ltd., Class H	2,958,000	426,749
China United Network Communications Ltd., Class A	321,200	233,331
CNGR Advanced Material Co. Ltd., Class A	46,300	228,578
Contemporary Amperex Technology Co. Ltd., Class A	22,080	802,937
DingDong Cayman Ltd. ADR (*)	46,682	153,117
ENN Natural Gas Co. Ltd., Class A	195,600	580,178
Espressif Systems Shanghai Co. Ltd., Class A	11,354	338,379
Guangdong TCL Smart Home Appliances Co. Ltd. (*)	115,500	207,382
Guotai Junan Securities Co. Ltd., Class H	190,000	273,044
H World Group Ltd., ADR	6,769	223,580
Haidilao International Holding Ltd.	300,000	614,248
Hisense Home Appliances Group Co. Ltd., Class H	60,000	189,821
Huaibei Mining Holdings Co. Ltd., Class A	100,800	193,965
Huaxia Bank Co. Ltd., Class A	1,202,100	1,317,326
HUTCHMED China Ltd. (*)	41,500	120,502
Industrial & Commercial Bank of China Ltd., Class H	652,000	437,394
Innovent Biologics, Inc. (*)	34,500	162,588
JD Logistics, Inc. (*)	426,000	702,154
JD.com, Inc., Class A	98,154	1,702,853
Jiangling Motors Corp. Ltd., Class A	49,700	159,434
Kanzhun Ltd. ADR (*)	16,621	229,370
KE Holdings, Inc. ADR	29,691	546,908
Kingdee International Software Group Co. Ltd. (*)	124,000	136,309
Kingnet Network Co. Ltd., Class A	150,400	280,066
Kuaishou Technology (*)	147,500	785,395
Kunlun Energy Co. Ltd.	480,000	516,844
Li Auto, Inc. ADR (*)	13,476	323,289

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Meituan, Class B (*)	154,370	$2,995,052
Midea Group Co. Ltd., Class A	117,700	1,211,254
NetEase, Inc.	70,900	1,264,837
New Oriental Education & Technology Group, Inc. ADR	3,755	240,996
Ningbo Boway Alloy Material Co. Ltd., Class A	68,300	189,721
PDD Holdings, Inc., ADR (*)	18,020	1,747,760
People’s Insurance Co. Group of China Ltd., Class H	700,000	348,360
PetroChina Co. Ltd., Class H	844,000	664,012
Ping An Insurance Group Co. of China Ltd., Class H	268,000	1,577,374
Pop Mart International Group Ltd.	62,800	724,922
Qifu Technology, Inc. ADR	17,215	660,712
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,300	254,597
Shenzhen Sinexcel Electric Co. Ltd., Class A	46,000	169,596
Sieyuan Electric Co. Ltd., Class A	18,100	180,159
Sunny Optical Technology Group Co. Ltd.	59,200	524,848
Tencent Holdings Ltd.	158,100	8,449,066
Tencent Music Entertainment Group ADR	24,939	283,058
Trip.com Group Ltd. ADR (*)	13,082	898,210
Uni-President China Holdings Ltd.	213,000	214,046
Vipshop Holdings Ltd. ADR	38,069	512,789
Weichai Power Co. Ltd., Class H	130,000	198,959
Xiaomi Corp., Class B (*)	661,600	2,914,974
Yankershop Food Co. Ltd., Class A	22,960	196,571
Yutong Bus Co. Ltd., Class A	180,700	652,095
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	98,900	316,789
Zhejiang NHU Co. Ltd., Class A	125,500	377,348
		54,519,914

Colombia | 0.1%
Bancolombia SA ADR	4,360	137,384

Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	399,727	592,395

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Greece | 0.6%
Alpha Services & Holdings SA	234,943	$391,987
Danaos Corp.	2,593	207,622
National Bank of Greece SA	57,980	458,708
Piraeus Financial Holdings SA	48,257	192,456
		1,250,773

Hungary | 0.6%
OTP Bank Nyrt	22,004	1,201,576

India | 17.9%
ABB India Ltd.	2,955	238,581
Adani Ports & Special Economic Zone Ltd.	30,843	443,513
Adani Power Ltd. (*)	14,375	88,961
Ajanta Pharma Ltd.	11,648	398,935
Alkem Laboratories Ltd.	4,420	290,752
Axis Bank Ltd. GDR	3,636	226,162
Bajaj Auto Ltd.	2,674	274,484
Bank of Baroda	170,904	478,843
Bharat Electronics Ltd.	110,962	379,104
Bharti Airtel Ltd.	12,075	223,668
Britannia Industries Ltd.	12,913	717,572
BSE Ltd.	17,980	1,118,426
Canara Bank	523,279	608,950
Ceat Ltd.	3,730	140,599
Cipla Ltd.	63,627	1,136,330
Colgate-Palmolive India Ltd.	48,560	1,518,039
EIH Ltd.	25,264	123,896
Godawari Power & Ispat Ltd.	190,437	448,951
HCL Technologies Ltd.	62,138	1,390,202
HDFC Bank Ltd. ADR	8,224	525,185
Hero MotoCorp Ltd.	12,240	594,834
Hindalco Industries Ltd.	50,343	354,394
Hindustan Aeronautics Ltd.	19,201	934,902
Hindustan Unilever Ltd.	17,013	462,075

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

ICICI Bank Ltd. ADR	27,514	$821,568
IndiaMart InterMesh Ltd.	5,018	131,458
Indian Bank	27,927	172,869
Infosys Ltd.	98,809	2,164,724
Jindal Saw Ltd.	59,312	201,879
Jio Financial Services Ltd. (*)	22,782	79,245
Karur Vysya Bank Ltd.	119,262	302,475
Larsen & Toubro Ltd. (*)	452	18,984
Larsen & Toubro Ltd. GDR	12,994	545,648
LIC Housing Finance Ltd.	112,971	786,113
Life Insurance Corp. of India	19,527	203,451
Lupin Ltd.	45,989	1,265,413
Manappuram Finance Ltd.	161,895	355,131
Motilal Oswal Financial Services Ltd.	20,652	230,080
Nava Ltd.	16,607	191,347
Oberoi Realty Ltd.	27,863	751,134
Oil & Natural Gas Corp. Ltd.	84,558	236,302
Oracle Financial Services Software Ltd.	1,346	200,266
Page Industries Ltd.	1,777	986,217
Pidilite Industries Ltd.	15,258	517,007
REC Ltd.	27,024	157,419
Reliance Industries Ltd. GDR (#)	23,516	1,334,670
State Bank of India GDR	22,523	2,084,697
Sun Pharmaceutical Industries Ltd.	79,366	1,748,700
Supreme Industries Ltd.	8,984	493,263
Tata Consultancy Services Ltd.	46,760	2,230,414
Tata Motors Ltd.	93,541	807,533
Torrent Pharmaceuticals Ltd.	32,773	1,283,087
Trent Ltd.	4,465	370,617
Vedanta Ltd.	254,778	1,322,648
		35,111,717

Indonesia | 1.9%
Bank Mandiri Persero Tbk. PT	4,723,800	1,662,918
Bank Rakyat Indonesia Persero Tbk. PT	5,082,100	1,282,398
Indofood Sukses Makmur Tbk. PT	446,900	213,417

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Sumber Alfaria Trijaya Tbk. PT	2,500,700	$442,056
Telkom Indonesia Persero Tbk. PT ADR	7,659	125,991
		3,726,780

Malaysia | 1.7%
CIMB Group Holdings Bhd.	1,196,800	2,192,023
IJM Corp. Bhd.	206,400	140,475
My EG Services Bhd	1,122,400	240,687
Scientex Bhd.	73,500	72,933
SP Setia Bhd. Group	528,600	172,780
Tenaga Nasional Bhd.	174,700	583,966
		3,402,864

Mexico | 1.4%
Arca Continental SAB de CV	64,300	532,693
Coca-Cola Femsa SAB de CV ADR	18,413	1,434,189
Gentera SAB de CV	182,000	212,105
Grupo Financiero Inbursa SAB de CV, Class O (*)	95,700	199,147
Grupo Mexico SAB de CV, Series B	32,900	156,098
Southern Copper Corp.	1,363	124,210
		2,658,442

Peru | 0.5%
Cia de Minas Buenaventura SAA ADR	15,862	182,730
Credicorp Ltd.	4,644	851,338
		1,034,068

Philippines | 1.0%
International Container Terminal Services, Inc.	210,640	1,405,051
Metropolitan Bank & Trust Co.	222,930	276,091
SM Investments Corp.	13,790	213,840
		1,894,982

Poland | 1.4%
Bank Polska Kasa Opieki SA	8,681	289,558
Budimex SA	1,057	119,405
KGHM Polska Miedz SA	46,649	1,306,315

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Orange Polska SA	133,706	$238,430
ORLEN SA	49,640	567,224
Powszechna Kasa Oszczednosci Bank Polski SA	9,239	133,691
		2,654,623

Qatar | 0.2%
Ooredoo QPSC	131,268	416,284

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0

Saudi Arabia | 2.9%
ACWA Power Co.	2,451	261,826
Alinma Bank	27,943	215,279
Almarai Co. JSC	35,197	535,770
Astra Industrial Group Co.	7,662	367,000
Banque Saudi Fransi	53,332	224,476
Co. for Cooperative Insurance	23,350	915,251
Electrical Industries Co.	395,750	761,487
Etihad Etisalat Co.	51,836	736,635
National Agriculture Development Co. (*)	39,862	261,043
National Medical Care Co.	2,748	122,120
Saudi Arabian Mining Co. (*)	9,428	126,196
Saudi Arabian Oil Co.	56,755	423,658
Saudi Awwal Bank	31,489	281,950
Saudi Basic Industries Corp.	6,591	117,520
Yanbu National Petrochemical Co.	28,170	283,391
		5,633,602

South Africa | 1.9%
AVI Ltd.	63,335	368,238
FirstRand Ltd.	79,753	320,937
Gold Fields Ltd. ADR	12,329	162,743
Harmony Gold Mining Co. Ltd. ADR	45,136	370,566

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Investec Ltd.	49,800	$329,977
Naspers Ltd., N Shares	1,675	369,781
Nedbank Group Ltd.	12,285	183,341
Sanlam Ltd.	109,248	502,682
Sappi Ltd.	179,472	471,519
Standard Bank Group Ltd.	62,563	735,103
		3,814,887

South Korea | 9.9%
BNK Financial Group, Inc.	31,123	217,429
Chong Kun Dang Pharmaceutical Corp.	3,795	229,121
CJ CheilJedang Corp.	763	132,269
DB Insurance Co. Ltd.	8,924	617,758
Hana Financial Group, Inc.	32,201	1,231,346
Hanmi Pharm Co. Ltd.	667	126,931
Hanwha Aerospace Co. Ltd.	816	180,201
HD Hyundai Co. Ltd.	2,937	157,903
HD Hyundai Electric Co. Ltd.	1,356	344,154
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (*)	1,482	229,284
Hyundai Marine & Fire Insurance Co. Ltd.	9,124	152,141
Hyundai Mobis Co. Ltd.	3,875	622,236
Hyundai Rotem Co. Ltd.	8,607	289,316
JB Financial Group Co. Ltd.	15,339	169,469
KB Financial Group, Inc.	28,333	1,606,907
KCC Corp.	1,384	219,992
Kia Corp.	31,034	2,103,378
KIWOOM Securities Co. Ltd.	1,544	121,036
Korea Electric Power Corp. (*)	52,236	710,932
Krafton, Inc. (*)	684	145,077
LG Chem Ltd.	2,539	430,604
Meritz Financial Group, Inc.	7,682	539,040
Mirae Asset Securities Co. Ltd.	66,236	357,958
Poongsan Corp.	4,857	164,620
Samsung Electronics Co. Ltd. GDR	4,879	4,439,886

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Samsung Fire & Marine Insurance Co. Ltd.	1,463	$355,686
Samsung Life Insurance Co. Ltd.	3,099	198,444
SK Hynix, Inc.	11,314	1,283,824
SK Telecom Co. Ltd.	21,590	809,411
Woori Financial Group, Inc.	114,514	1,189,430
		19,375,783

Taiwan | 18.8%
Accton Technology Corp.	27,000	633,963
Advancetek Enterprise Co. Ltd.	82,000	190,279
Asia Cement Corp.	537,000	660,339
Asia Vital Components Co. Ltd.	15,000	282,379
ASMedia Technology, Inc.	3,000	180,007
Chicony Power Technology Co. Ltd.	34,000	123,671
Delta Electronics, Inc.	213,000	2,773,374
Eva Airways Corp.	703,000	948,793
Far Eastern New Century Corp.	157,000	150,801
Far EasTone Telecommunications Co. Ltd.	159,000	432,702
Genius Electronic Optical Co. Ltd.	20,000	307,951
Global Unichip Corp.	4,000	164,243
Hon Hai Precision Industry Co. Ltd.	204,000	1,136,221
Hwang Chang General Contractor Co. Ltd.	85,930	192,882
International Games System Co. Ltd.	42,000	1,243,585
Lotes Co. Ltd.	8,000	473,885
MediaTek, Inc.	80,000	3,434,952
Nan Pao Resins Chemical Co. Ltd.	18,000	172,121
Novatek Microelectronics Corp.	29,000	441,810
Powertech Technology, Inc.	32,000	118,621
President Chain Store Corp.	188,000	1,504,442
Realtek Semiconductor Corp.	74,000	1,272,796
Silicon Motion Technology Corp. ADR	3,948	213,389
Sunonwealth Electric Machine Industry Co. Ltd.	45,000	133,508
Taiwan Semiconductor Manufacturing Co. Ltd.	591,000	19,298,226
Tong Yang Industry Co. Ltd.	41,000	139,682
Wistron Corp.	62,000	195,427
		36,820,049

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Thailand | 2.1%
Bangkok Bank PCL (‡)	156,000	$690,893
Bangkok Dusit Medical Services PCL NVDR	914,600	655,927
Com7 PCL (‡)	237,100	182,545
Delta Electronics Thailand PCL NVDR	60,400	267,188
Krung Thai Bank PCL NVDR	1,715,400	1,055,971
PTT Exploration & Production PCL (‡)	273,400	954,234
PTT PCL NVDR	439,600	409,175
		4,215,933

Turkey | 0.2%
Turkiye Garanti Bankasi AS	137,596	479,346

United Arab Emirates | 1.8%
Abu Dhabi Islamic Bank PJSC	119,042	447,511
ADNOC Drilling Co. PJSC	571,474	828,466
ADNOC Logistics & Services	215,561	318,541
Aldar Properties PJSC	138,967	290,521
Emaar Development PJSC	134,858	502,960
Emaar Properties PJSC	331,645	1,160,262
		3,548,261

United Kingdom | 0.1%
Anglogold Ashanti PLC	8,077	186,417

Total Common Stocks (Cost $172,531,235)		187,578,894

Preferred Stocks | 0.5%

Brazil | 0.5%
Petroleo Brasileiro SA (Cost $1,088,964)	169,639	998,335

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Short-Term Investments | 1.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $3,023,151)	3,023,151	$3,023,151

Total Investments | 97.6% (Cost $176,643,350)		$191,600,380

Cash and Other Assets in Excess of Liabilities | 2.4%		4,784,528

Net Assets | 100.0%		$196,384,908

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 98.8%

Brazil | 9.8%
Banco do Brasil SA	13,106,852	$50,500,828
BB Seguridade Participacoes SA	11,225,017	65,625,783
CCR SA	14,467,917	23,813,423
Engie Brasil Energia SA	3,797,600	21,883,343
Petroleo Brasileiro SA ADR	4,475,382	57,553,413
PRIO SA	4,224,500	27,712,823
Vale SA ADR	4,696,298	41,656,163
Vibra Energia SA	10,341,100	29,866,486
		318,612,262

Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	498,100	18,110,916

China | 28.8%
Alibaba Group Holding Ltd. ADR	730,693	61,955,459
Anhui Conch Cement Co. Ltd., Class H	14,774,451	37,950,455
China Construction Bank Corp., Class H	135,488,224	112,672,999
China Medical System Holdings Ltd.	31,110,000	30,264,536
China Merchants Bank Co. Ltd., Class H	10,339,994	52,973,829
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,580,817	30,033,397
ENN Natural Gas Co. Ltd., Class A	12,441,415	36,903,060
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,118,076	25,602,656
Hengan International Group Co. Ltd.	11,515,000	33,287,309
Huayu Automotive Systems Co. Ltd., Class A	12,075,048	29,102,875
JD.com, Inc. ADR	1,116,703	38,716,093
Lenovo Group Ltd.	45,960,000	59,653,792
Midea Group Co. Ltd., Class A	4,353,499	44,801,987
NetEase, Inc. ADR	724,229	64,608,469
Ping An Insurance Group Co. of China Ltd., Class H	8,582,500	50,514,229
Sinopharm Group Co. Ltd., Class H	23,724,814	65,070,130
Tencent Holdings Ltd.	625,100	33,406,143
Tingyi Cayman Islands Holding Corp.	41,996,000	55,068,235
Want Want China Holdings Ltd.	44,747,000	26,119,022
Weichai Power Co. Ltd., Class H	28,454,288	43,547,882
		932,252,557

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Egypt | 0.8%
Commercial International Bank - Egypt (CIB) GDR	16,671,199	$24,706,514

Greece | 2.8%
Metlen Energy & Metals SA	749,025	26,008,006
National Bank of Greece SA	5,084,446	40,225,569
OPAP SA	1,500,409	24,401,131
		90,634,706

Hong Kong | 0.7%
ASMPT Ltd.	2,464,900	23,810,195

Hungary | 3.4%
MOL Hungarian Oil & Gas PLC	4,770,977	32,799,702
OTP Bank Nyrt	1,386,069	75,689,294
		108,488,996

India | 4.8%
Axis Bank Ltd.	2,165,129	26,889,840
Indus Towers Ltd. (*)	17,787,778	70,897,707
Tata Consultancy Services Ltd.	537,948	25,659,688
UPL Ltd.	5,282,297	30,911,282
		154,358,517

Indonesia | 4.4%
Astra International Tbk. PT	122,747,100	37,251,593
Bank Mandiri Persero Tbk. PT	98,969,484	34,840,208
Telkom Indonesia Persero Tbk. PT ADR	2,726,781	44,855,547
United Tractors Tbk. PT	16,258,200	27,031,293
		143,978,641

Mexico | 6.9%
America Movil SAB de CV ADR	2,549,565	36,484,275
Cemex SAB de CV ADR	6,954,827	39,225,225
Grupo Aeroportuario del Pacifico SAB de CV ADR	192,022	33,601,930
Grupo Financiero Banorte SAB de CV, Class O	6,403,337	41,142,154
Grupo Mexico SAB de CV, Series B	4,840,885	22,968,143

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Kimberly-Clark de Mexico SAB de CV, Class A	18,463,095	$26,033,044
Ternium SA ADR	791,765	23,024,526
		222,479,297

Peru | 0.8%
Credicorp Ltd.	139,836	25,634,736

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18

South Africa | 8.1%
Bidvest Group Ltd.	3,050,964	42,536,776
Life Healthcare Group Holdings Ltd.	35,602,161	30,937,627
Nedbank Group Ltd.	3,921,165	58,519,342
Sanlam Ltd.	10,000,441	46,014,948
Standard Bank Group Ltd.	4,156,984	48,843,725
Vodacom Group Ltd.	6,866,187	36,879,132
		263,731,550

South Korea | 9.4%
Coway Co. Ltd.	601,438	27,321,752
Hyundai Mobis Co. Ltd.	169,680	27,246,695
KB Financial Group, Inc.	1,039,966	58,981,728
Kia Corp.	473,894	32,118,912
KT Corp.	1,071,021	32,003,368
KT&G Corp.	327,466	23,672,663
Shinhan Financial Group Co. Ltd.	1,509,083	48,387,117
SK Hynix, Inc.	493,207	55,965,247
		305,697,482

Taiwan | 12.6%
ASE Technology Holding Co. Ltd.	14,245,000	69,925,165
Globalwafers Co. Ltd.	1,952,000	22,633,227
MediaTek, Inc.	1,553,000	66,680,998
Novatek Microelectronics Corp.	2,736,000	41,682,463

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Taiwan Semiconductor Manufacturing Co. Ltd.	5,097,913	$166,464,765
Yageo Corp.	2,552,769	41,913,183
		409,299,801

Thailand | 1.8%
Kasikornbank PCL	7,166,154	32,693,165
PTT Exploration & Production PCL (‡)	7,060,600	24,643,244
		57,336,409

Turkey | 0.9%
BIM Birlesik Magazalar AS	1,896,219	28,251,094

United Kingdom | 1.4%
Unilever PLC	823,211	46,652,219

United States | 0.8%
Schlumberger NV	638,877	24,494,544

Total Common Stocks (Cost $2,972,581,373)		3,198,530,454

Short-Term Investments | 1.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $43,162,556)	43,162,556	43,162,556

Total Investments | 100.1% (Cost $3,015,743,929)		$3,241,693,010

Liabilities in Excess of Cash and Other Assets | (0.1)%		(3,048,864)

Net Assets | 100.0%		$3,238,644,146

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 97.8%

France | 8.8%
Edenred SE	140,181	$4,579,379
Kering SA	21,897	5,366,505
Vinci SA	51,770	5,313,173
		15,259,057

Germany | 4.1%
Fresenius Medical Care AG	116,012	5,282,218
Knorr-Bremse AG	24,334	1,773,394
		7,055,612

Italy | 11.3%
Nexi SpA (*)	2,004,674	11,173,778
Snam SpA	1,908,190	8,440,661
		19,614,439

Japan | 4.0%
Secom Co. Ltd.	203,000	6,857,281

Luxembourg | 1.7%
SES SA	951,128	3,012,952

Switzerland | 1.1%
SGS SA	19,092	1,911,702

United Kingdom | 20.0%
National Grid PLC	873,651	10,353,009
Rentokil Initial PLC	2,093,186	10,398,369
Severn Trent PLC	220,678	6,924,813
United Utilities Group PLC	529,557	6,992,902
		34,669,093

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

United States | 46.8%
Baxter International, Inc.	113,408	$3,306,977
Cognizant Technology Solutions Corp., Class A	92,208	7,090,795
CVS Health Corp.	215,403	9,669,441
Dentsply Sirona, Inc.	415,404	7,884,368
Ferrovial SE	170,248	7,146,125
Fiserv, Inc. (*)	13,241	2,719,966
H&R Block, Inc.	131,605	6,954,008
Henry Schein, Inc. (*)	118,994	8,234,385
International Game Technology PLC	582,815	10,292,513
Omnicom Group, Inc.	120,301	10,350,698
Visa, Inc., A Shares	22,982	7,263,231
		80,912,507

Total Common Stocks (Cost $186,871,174)		169,292,643

Short-Term Investments | 1.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $3,368,822)	3,368,822	3,368,822

Total Investments | 99.7% (Cost $190,239,996)		$172,661,465

Cash and Other Assets in Excess of Liabilities | 0.3%		436,578

Net Assets | 100.0%		$173,098,043

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 98.9%

Australia | 1.0%
Computershare Ltd.	45,756	$960,051

Canada | 2.8%
Dollarama, Inc.	16,513	1,611,495
Toromont Industries Ltd.	13,847	1,094,698
		2,706,193

China | 2.3%
NXP Semiconductors NV	6,013	1,249,802
Tencent Holdings Ltd.	19,823	1,059,367
		2,309,169

Denmark | 1.2%
Carlsberg AS, Class B	5,181	496,310
Zealand Pharma AS (*)	7,264	721,664
		1,217,974

Finland | 0.8%
Kone OYJ, Class B	15,735	765,183

France | 3.1%
EssilorLuxottica SA	3,284	798,009
Legrand SA	7,424	718,463
LVMH Moet Hennessy Louis Vuitton SE	1,525	997,181
Pernod Ricard SA	4,463	499,153
		3,012,806

Hong Kong | 1.7%
AIA Group Ltd.	90,783	656,718
Techtronic Industries Co. Ltd.	74,500	982,104
		1,638,822

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

India | 1.1%
HDFC Bank Ltd. ADR	17,584	$1,122,914

Ireland | 2.8%
Accenture PLC, Class A	7,899	2,778,789

Japan | 5.6%
FANUC Corp.	30,300	791,530
Mizuho Financial Group, Inc.	60,400	1,473,619
Nintendo Co. Ltd.	20,000	1,164,976
Sanrio Co. Ltd.	47,500	1,655,576
Shimano, Inc.	3,500	472,154
		5,557,855

Netherlands | 4.0%
Argenx SE ADR (*)	1,344	826,560
ASM International NV	1,903	1,085,744
Wolters Kluwer NV	12,094	2,005,941
		3,918,245

Spain | 1.2%
Industria de Diseno Textil SA	23,518	1,204,040

Sweden | 1.6%
Assa Abloy AB, Class B	21,966	645,767
Hexagon AB, B Shares	93,130	883,602
		1,529,369

Switzerland | 3.2%
ABB Ltd.	36,129	1,943,419
Partners Group Holding AG	871	1,182,263
		3,125,682

Taiwan | 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,862	2,935,096

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

United Kingdom | 7.9%
AstraZeneca PLC	10,463	$1,362,016
Coca-Cola Europacific Partners PLC	17,335	1,331,501
Diageo PLC	43,355	1,377,685
RELX PLC	43,714	1,975,480
Unilever PLC	30,162	1,708,149
		7,754,831

United States | 55.6%
Adobe, Inc. (*)	3,000	1,334,040
Amazon.com, Inc. (*)	20,082	4,405,790
Amphenol Corp., Class A	24,613	1,709,373
Aon PLC, Class A	5,643	2,026,740
Apple, Inc.	18,937	4,742,204
Avery Dennison Corp.	3,772	705,854
Bank of America Corp.	29,176	1,282,285
Booz Allen Hamilton Holding Corp.	12,615	1,623,550
BRP, Inc.	8,994	458,069
Charles Schwab Corp.	18,507	1,369,703
Coca-Cola Co.	24,365	1,516,965
Corpay, Inc. (*)	2,135	722,527
Danaher Corp.	7,087	1,626,821
Equifax, Inc.	4,596	1,171,291
Intercontinental Exchange, Inc.	12,333	1,837,740
IQVIA Holdings, Inc. (*)	7,922	1,556,752
Marvell Technology, Inc.	9,196	1,015,698
McDonald’s Corp.	4,208	1,219,857
Microsoft Corp.	11,127	4,690,030
Motorola Solutions, Inc.	3,459	1,598,854
NIKE, Inc., Class B	8,517	644,481
Procter & Gamble Co.	9,079	1,522,094
PTC, Inc. (*)	7,830	1,439,702
Rockwell Automation, Inc.	3,701	1,057,709
S&P Global, Inc.	3,674	1,829,762
Salesforce, Inc.	7,664	2,562,305
Sysco Corp.	8,841	675,983

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Texas Instruments, Inc.	7,843	$1,470,641
Thermo Fisher Scientific, Inc.	3,560	1,852,019
UnitedHealth Group, Inc.	2,349	1,188,265
Visa, Inc., A Shares	7,388	2,334,904
Warner Music Group Corp., Class A	14,491	449,221
Zoetis, Inc.	6,673	1,087,232
		54,728,461

Total Common Stocks (Cost $63,804,360)		97,265,480

Short-Term Investments | 1.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $977,410)	977,410	977,410

Total Investments | 99.9% (Cost $64,781,770)		$98,242,890

Cash and Other Assets in Excess of Liabilities | 0.1%		107,829

Net Assets | 100.0%		$98,350,719

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 92.5%

Australia | 6.8%
Atlas Arteria Ltd. (^)	83,962,746	$246,847,113
Transurban Group	39,545,599	327,200,333
		574,047,446

Canada | 2.2%
Algonquin Power & Utilities Corp. (^)	41,860,578	185,794,628

France | 4.9%
Eutelsat Communications SACA (*)	13,575,587	31,895,446
Vinci SA	3,747,680	384,625,740
		416,521,186

Germany | 1.3%
Fraport AG Frankfurt Airport Services Worldwide (*)	1,763,240	106,839,408

Hong Kong | 7.6%
CK Infrastructure Holdings Ltd.	36,772,472	273,424,338
Power Assets Holdings Ltd.	52,800,430	368,770,307
		642,194,645

Italy | 16.8%
Hera SpA	71,933,603	255,631,116
Italgas SpA (^)	42,354,790	237,756,272
Snam SpA	121,226,042	536,229,573
Terna - Rete Elettrica Nazionale	48,796,199	385,359,519
		1,414,976,480

Luxembourg | 0.8%
SES SA (^)	21,121,589	66,908,278

New Zealand | 1.3%
Auckland International Airport Ltd.	21,871,582	106,472,145

Portugal | 0.8%
REN - Redes Energeticas Nacionais SGPS SA	29,065,003	68,643,904

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Spain | 4.3%
Aena SME SA	1,766,245	$360,511,708

Switzerland | 1.9%
Flughafen Zurich AG	653,616	156,557,189

United Kingdom | 18.2%
National Grid PLC	57,105,662	676,718,102
Pennon Group PLC (^)	16,089,098	119,444,612
Severn Trent PLC	11,589,104	363,662,809
United Utilities Group PLC	28,537,200	376,839,187
		1,536,664,710

United States | 25.6%
American Electric Power Co., Inc.	3,970,998	366,245,145
CSX Corp.	11,510,869	371,455,743
Exelon Corp.	10,349,469	389,554,013
Ferrovial SE	15,728,854	660,215,401
Norfolk Southern Corp.	1,576,384	369,977,325
		2,157,447,627

Total Common Stocks (Cost $7,499,658,136)		7,793,579,354

Short-Term Investments | 5.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $500,606,577)	500,606,577	500,606,577

Total Investments | 98.4% (Cost $8,000,264,713) (»)		$8,294,185,931

Cash and Other Assets in Excess of Liabilities | 1.6%		134,919,653

Net Assets | 100.0%		$8,429,105,584

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at December 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

CAD	17,699,775	USD	12,322,749	SCB	03/27/25	$29,293	$—
CHF	17,152,087	USD	19,303,718	SCB	03/27/25	—	233,800
EUR	181,302,944	USD	189,251,265	RBC	03/27/25	—	746,878
GBP	126,852,452	USD	158,852,252	RBC	03/27/25	—	145,880
USD	59,611,776	AUD	93,788,696	BNP	03/27/25	1,553,586	—
USD	106,946,396	AUD	168,234,120	CIT	03/27/25	2,804,117	—
USD	148,114,884	AUD	233,019,427	HSB	03/27/25	3,868,435	—
USD	163,601,502	AUD	257,241,133	MSC	03/27/25	4,361,045	—
USD	116,036,720	AUD	182,563,928	SSB	03/27/25	3,023,832	—
USD	5,598,649	CAD	7,936,858	BNP	03/27/25	59,799	—
USD	60,274,853	CAD	85,457,915	CIT	03/27/25	636,819	—
USD	43,414,407	CAD	61,549,785	HSB	03/27/25	461,005	—
USD	55,228,036	CAD	78,269,669	MSC	03/27/25	606,423	—
USD	33,862,046	CAD	48,004,530	SCB	03/27/25	361,395	—
USD	38,030,876	CHF	33,628,905	BNP	03/27/25	641,813	—
USD	76,934,367	CHF	68,043,447	SCB	03/27/25	1,282,758	—
USD	61,368,793	CHF	54,277,629	SSB	03/27/25	1,022,204	—
USD	328,303,558	EUR	311,045,214	BNP	03/27/25	4,903,474	—
USD	424,934,871	EUR	402,598,695	CAN	03/27/25	6,344,756	—
USD	554,394,490	EUR	525,606,995	CIT	03/27/25	7,910,125	—
USD	368,735,190	EUR	349,403,399	HSB	03/27/25	5,453,315	—
USD	531,508,284	EUR	503,570,209	MEL	03/27/25	7,936,017	—
USD	535,725,368	EUR	507,464,661	RBC	03/27/25	8,103,959	—
USD	559,320,134	EUR	530,083,385	SSB	03/27/25	8,181,575	—
USD	179,921,455	GBP	141,628,060	CAN	03/27/25	2,729,172	—
USD	493,778,833	GBP	388,831,224	HSB	03/27/25	7,308,198	—
USD	344,408,649	GBP	271,126,642	MSC	03/27/25	5,199,394	—
USD	462,676,742	GBP	364,315,264	RBC	03/27/25	6,878,270	—
USD	187,653,350	GBP	147,764,943	SSB	03/27/25	2,783,152	—
USD	90,062,713	HKD	699,287,435	BNP	03/27/25	—	73,876
USD	31,463,993	HKD	244,000,026	HSB	03/27/25	12,934	—
USD	48,657,956	HKD	377,831,119	HSB	03/27/25	—	43,632
USD	102,098,033	HKD	792,781,015	MSC	03/27/25	—	89,670
USD	226,824,575	HKD	1,761,247,463	SCB	03/27/25	—	196,291
USD	135,259,642	HKD	1,050,223,487	SSB	03/27/25	—	111,821
USD	102,707,733	NZD	177,558,338	HSB	03/27/25	3,271,804	—
USD	7,715,129	NZD	13,621,657	RBC	03/27/25	86,751	—
Total gross unrealized appreciation/depreciation on Forward currency contracts						$97,815,420	$1,641,848

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio

Common Stocks | 97.5%

Argentina | 0.2%
Vista Energy SAB de CV ADR (*)	936	$50,647

Australia | 4.3%
AGL Energy Ltd.	12,182	85,158
Aristocrat Leisure Ltd.	2,792	117,902
Brambles Ltd.	20,519	243,934
Evolution Mining Ltd.	23,848	71,390
Inghams Group Ltd.	13,172	25,931
Northern Star Resources Ltd.	6,218	59,668
Perseus Mining Ltd.	28,884	46,189
Qantas Airways Ltd. (*)	40,805	226,054
Ramelius Resources Ltd.	27,525	35,440
REA Group Ltd.	804	115,667
Westgold Resources Ltd.	77,275	136,121
		1,163,454

Belgium | 0.2%
Colruyt Group NV	1,634	61,312

Brazil | 0.5%
BB Seguridade Participacoes SA	20,100	117,513
Vale SA	1,700	15,024
		132,537

Burkina Faso | 0.1%
IAMGOLD Corp. (*)	6,171	31,897

Canada | 8.6%
Agnico Eagle Mines Ltd.	1,527	119,466
Air Canada (*)	5,266	81,548
Brookfield Corp.	2,279	130,990
Centerra Gold, Inc.	9,352	53,219
CGI, Inc.	1,186	129,767

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

CI Financial Corp.	5,397	$116,166
Dollarama, Inc.	4,006	390,943
Fairfax Financial Holdings Ltd.	240	333,925
Hudbay Minerals, Inc.	6,420	52,076
iA Financial Corp., Inc.	938	86,997
Kinross Gold Corp.	7,059	65,559
Loblaw Cos. Ltd.	673	88,568
Manulife Financial Corp.	6,309	193,819
Parex Resources, Inc.	5,182	52,561
Royal Bank of Canada	567	68,366
Shopify, Inc. Class A (*)	1,393	148,259
Suncor Energy, Inc.	3,829	136,677
Thomson Reuters Corp.	165	26,495
Torex Gold Resources, Inc. (*)	3,363	66,256
		2,341,657

China | 9.7%
Alibaba Group Holding Ltd.	25,600	271,679
Alibaba Group Holding Ltd. ADR	597	50,620
Bank of China Ltd., Class H	225,000	115,017
BYD Electronic International Co. Ltd.	5,500	29,812
China Construction Bank Corp., Class H	117,000	97,298
China Life Insurance Co. Ltd., Class H	15,000	28,356
China Merchants Bank Co. Ltd., Class H	5,500	28,178
Haidilao International Holding Ltd.	30,000	61,425
JD.com, Inc., Class A	8,300	143,995
KE Holdings, Inc. ADR	2,705	49,826
Kuaishou Technology (*)	15,600	83,065
Kunlun Energy Co. Ltd.	14,000	15,075
Meituan, Class B (*)	10,800	209,539
Midea Group Co. Ltd.	11,200	108,840
NetEase, Inc.	9,400	167,694
PDD Holdings, Inc., ADR (*)	1,060	102,809
PetroChina Co. Ltd., Class H	58,000	45,631
Ping An Insurance Group Co. of China Ltd., Class H	20,000	117,714

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Qifu Technology, Inc. ADR	687	$26,367
Sunny Optical Technology Group Co. Ltd.	2,600	23,051
Tencent Holdings Ltd.	7,500	400,810
Vipshop Holdings Ltd. ADR	3,537	47,643
Xiaomi Corp., Class B (*)	58,000	255,545
Yangzijiang Shipbuilding Holdings Ltd.	75,000	164,309
		2,644,298

Denmark | 1.4%
Novo Nordisk AS, Class B	4,577	393,930

France | 5.3%
BNP Paribas SA	6,460	395,633
Cie de Saint-Gobain SA	756	66,547
Gaztransport Et Technigaz SA	769	102,454
La Francaise des Jeux SACA	3,031	116,431
Societe Generale SA	3,158	88,421
TotalEnergies SE	5,804	322,522
Unibail-Rodamco-Westfield REIT	357	26,788
Vinci SA	3,133	321,541
		1,440,337

Germany | 3.7%
BASF SE	3,254	143,089
Commerzbank AG	3,527	57,446
CTS Eventim AG & Co. KGaA	1,171	98,999
Deutsche Bank AG	13,385	230,677
Infineon Technologies AG	1,270	41,251
Knorr-Bremse AG	2,012	146,629
Siemens Energy AG (*)	3,797	198,130
Traton SE	724	20,960
TUI AG (*)	8,557	73,977
		1,011,158

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Greece | 0.5%
Alpha Services & Holdings SA	31,124	$51,928
National Bank of Greece SA	7,247	57,335
Piraeus Financial Holdings SA	8,871	35,379
		144,642

Hong Kong | 1.6%
AIA Group Ltd.	5,000	36,170
Henderson Land Development Co. Ltd.	24,000	72,761
Techtronic Industries Co. Ltd.	2,000	26,365
WH Group Ltd.	393,500	305,140
		440,436

India | 2.9%
GAIL India Ltd. GDR	3,113	41,403
Infosys Ltd. ADR	8,863	194,277
Larsen & Toubro Ltd. GDR	836	35,112
Mahindra & Mahindra Ltd. GDR	1,374	48,639
Reliance Industries Ltd. GDR (#)	777	44,134
State Bank of India GDR	4,497	416,422
		779,987

Indonesia | 0.6%
Bank Mandiri Persero Tbk. PT ADR	4,260	58,745
Bank Rakyat Indonesia Persero Tbk. PT ADR	3,389	42,024
Indofood Sukses Makmur Tbk. PT	123,400	58,930
		159,699

Ireland | 0.5%
AerCap Holdings NV	1,064	101,825
AIB Group PLC	5,168	28,522
		130,347

Israel | 0.9%
Nice Ltd. ADR (*)	676	114,812
Wix.com Ltd. (*)	593	127,228
		242,040

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Italy | 3.0%
Ferrari NV	890	$381,847
Leonardo SpA	1,026	27,615
Telecom Italia SpA (*)	146,160	37,319
UniCredit SpA	9,371	374,132
		820,913

Japan | 13.5%
Canon, Inc.	1,400	45,439
Central Japan Railway Co.	1,200	22,474
Chugai Pharmaceutical Co. Ltd.	3,000	131,986
Daiichi Sankyo Co. Ltd.	9,000	247,386
Daito Trust Construction Co. Ltd.	400	44,480
Daiwa Securities Group, Inc.	18,600	122,317
Denso Corp.	14,400	199,793
East Japan Railway Co.	1,200	21,193
FANUC Corp.	1,100	28,735
Glory Ltd.	3,300	54,017
Hachijuni Bank Ltd.	3,700	23,537
Hyakugo Bank Ltd.	6,400	25,438
Japan Post Holdings Co. Ltd.	53,100	499,243
Japan Tobacco, Inc.	14,600	375,517
KDDI Corp.	4,200	133,869
Komatsu Ltd.	2,200	60,770
Kyoto Financial Group, Inc.	11,400	168,159
Kyushu Electric Power Co., Inc.	5,800	51,714
Lasertec Corp.	200	18,917
MEIJI Holdings Co. Ltd.	1,800	36,588
MS&AD Insurance Group Holdings, Inc.	4,800	104,943
NGK Insulators Ltd.	3,100	39,161
NIDEC Corp.	13,500	242,310
Nippon Telegraph & Telephone Corp.	72,400	72,439
ORIX Corp.	2,400	51,309
Panasonic Holdings Corp.	29,300	304,201
SoftBank Corp.	52,900	66,520

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Sony Group Corp.	9,300	$196,470
Tokyo Electron Ltd.	1,800	272,773
Tokyu Fudosan Holdings Corp.	5,800	35,214
		3,696,912

Malaysia | 0.1%
Tenaga Nasional Bhd.	12,200	40,781

Mexico | 0.2%
Coca-Cola Femsa SAB de CV ADR	809	63,013

Netherlands | 3.9%
ASML Holding NV	615	432,519
EXOR NV	3,010	274,923
Wolters Kluwer NV	2,201	365,063
		1,072,505

Norway | 0.5%
Kongsberg Gruppen ASA	1,192	134,084

Philippines | 0.3%
International Container Terminal Services, Inc.	11,880	79,244

Poland | 0.4%
KGHM Polska Miedz SA	3,004	84,121
ORLEN SA	2,665	30,453
		114,574

Saudi Arabia | 0.7%
Almarai Co. JSC	1,666	25,360
Electrical Industries Co.	45,111	86,801
Etihad Etisalat Co.	4,040	57,412
Riyadh Cables Group Co.	939	34,436
		204,009

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Singapore | 0.4%
Oversea-Chinese Banking Corp. Ltd.	2,400	$29,308
Sea Ltd. ADR (*)	268	28,435
United Overseas Bank Ltd.	2,300	61,213
		118,956

South Africa | 0.7%
Harmony Gold Mining Co. Ltd. ADR	13,973	114,718
Sanlam Ltd.	7,483	34,432
Vodacom Group Ltd.	5,514	29,616
		178,766

South Korea | 3.3%
BNK Financial Group, Inc.	8,537	59,640
DB Insurance Co. Ltd.	781	54,064
Hana Financial Group, Inc.	3,746	143,245
Hanmi Pharm Co. Ltd.	98	18,650
Hyundai Rotem Co. Ltd.	792	26,622
KB Financial Group, Inc.	669	37,942
Kia Corp.	1,760	119,287
Korea Electric Power Corp. (*)	1,710	23,273
LG Electronics, Inc.	347	19,515
LG H&H Co. Ltd.	81	16,776
Meritz Financial Group, Inc.	1,198	84,063
Samsung Electronics Co. Ltd.	6,053	218,444
Samsung Life Insurance Co. Ltd.	333	21,324
SK Hynix, Inc.	399	45,275
		888,120

Spain | 3.3%
Banco Bilbao Vizcaya Argentaria SA	12,631	123,687
Banco Santander SA	42,982	198,807
Iberdrola SA	41,846	576,217
		898,711

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Sweden | 1.5%
Betsson AB, Class B	3,281	$42,571
Boliden AB	1,260	35,281
Essity AB, Class B	4,105	109,753
Hemnet Group AB	464	14,074
SKF AB, B Shares	2,171	40,710
Volvo AB, B Shares	6,284	152,477
Volvo Car AB, Class B (*)	8,598	18,604
		413,470

Switzerland | 5.2%
ABB Ltd.	4,390	236,143
Givaudan SA	118	517,110
Logitech International SA	1,461	120,076
Novartis AG	4,727	460,042
UBS Group AG	2,691	82,059
		1,415,430

Taiwan | 5.8%
Da-Li Development Co. Ltd.	22,000	29,662
Delta Electronics, Inc.	20,000	260,411
Hon Hai Precision Industry Co. Ltd.	21,000	116,964
International Games System Co. Ltd.	4,000	118,437
MediaTek, Inc.	8,000	343,495
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	718,377
		1,587,346

Thailand | 0.6%
Bangkok Dusit Medical Services PCL NVDR	155,800	111,736
PTT Exploration & Production PCL (‡)	13,400	46,769
		158,505

Turkey | 0.3%
Turk Hava Yollari AO (*)	4,073	32,126
Turkiye Garanti Bankasi AS	11,191	38,986
		71,112

The accompanying notes are an integral part of these financial statements.

44   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

United Arab Emirates | 0.7%
ADNOC Drilling Co. PJSC	22,869	$33,153
Emaar Properties PJSC	45,370	158,728
		191,881

United Kingdom | 7.8%
Anglogold Ashanti PLC	1,130	26,080
AstraZeneca PLC ADR	2,491	163,210
Barclays PLC	66,568	222,926
Drax Group PLC	3,149	25,496
Global Ship Lease, Inc., Class A	1,218	26,589
Harbour Energy PLC	8,748	28,093
HSBC Holdings PLC	7,903	77,668
Imperial Brands PLC	7,025	224,488
International Consolidated Airlines Group SA	59,630	223,169
J Sainsbury PLC	6,592	22,543
Johnson Service Group PLC	29,299	49,658
Marks & Spencer Group PLC	27,775	130,164
NatWest Group PLC	81,365	409,540
Rolls-Royce Holdings PLC (*)	16,759	119,239
Standard Chartered PLC	22,946	282,667
Unilever PLC	1,070	60,597
Vodafone Group PLC	32,232	27,487
		2,119,614

United States | 4.3%
Experian PLC	2,405	102,886
GSK PLC	25,990	435,323
Roche Holding AG	1,222	342,048
Schneider Electric SE	312	77,125
Shell PLC	3,707	115,078
Spotify Technology SA (*)	245	109,608
		1,182,068

Total Common Stocks (Cost $25,465,430)		26,618,392

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (concluded)

Preferred Stocks | 1.5%

Brazil | 0.9%
Cia Energetica de Minas Gerais	17,700	$31,464
Petroleo Brasileiro SA	36,400	214,216
		245,680

Germany | 0.6%
Henkel AG & Co. KGaA	1,819	159,672

Total Preferred Stocks (Cost $443,471)		405,352

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	26	0

Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $252,198)	252,198	252,198

Total Investments | 99.9% (Cost $26,161,099)		$27,275,942

Cash and Other Assets in Excess of Liabilities | 0.1%		18,115

Net Assets | 100.0%		$27,294,057

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 96.8%

Australia | 1.3%
Rio Tinto PLC	200,779	$11,818,570

Belgium | 1.3%
KBC Group NV	151,765	11,683,758

Canada | 3.2%
Gildan Activewear, Inc.	333,266	15,684,333
Suncor Energy, Inc.	390,541	13,940,422
		29,624,755

China | 3.4%
Contemporary Amperex Technology Co. Ltd., Class A	190,900	6,942,055
ESR Group Ltd.	2,614,600	4,026,276
Li Ning Co. Ltd.	3,465,500	7,294,113
Tencent Holdings Ltd.	250,600	13,392,384
		31,654,828

Finland | 2.1%
Fortum OYJ	674,730	9,445,661
Nordea Bank Abp	921,024	10,024,258
		19,469,919

France | 10.8%
Air Liquide SA	88,078	14,239,805
Bureau Veritas SA	535,274	16,269,698
Capgemini SE	87,884	14,336,196
Cie de Saint-Gobain SA	67,982	5,984,154
Engie SA	905,408	14,352,506
Orange SA	1,338,275	13,302,293
Pernod Ricard SA	69,032	7,720,708
Thales SA	90,492	12,911,060
		99,116,420

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   47

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Germany | 10.4%
Brenntag SE	154,266	$9,248,738
Continental AG	195,599	13,135,554
Merck KGaA	94,463	13,687,198
MTU Aero Engines AG	40,340	13,451,597
Puma SE	254,088	11,623,112
Rheinmetall AG	15,718	10,005,050
Siemens AG	65,324	12,756,597
Siemens Healthineers AG	224,250	11,889,846
		95,797,692

Greece | 1.4%
National Bank of Greece SA	1,658,045	13,117,615

Hong Kong | 3.0%
AIA Group Ltd.	1,790,400	12,951,628
Techtronic Industries Co. Ltd.	1,094,000	14,421,771
		27,373,399

Israel | 1.2%
Wix.com Ltd. (*)	51,178	10,980,240

Italy | 2.8%
Ryanair Holdings PLC ADR	331,538	14,451,741
UniCredit SpA	278,521	11,119,814
		25,571,555

Japan | 20.8%
Asics Corp.	533,500	10,387,166
Bandai Namco Holdings, Inc.	358,600	8,533,251
FANUC Corp.	456,000	11,912,141
Hitachi Ltd.	381,600	9,379,192
Kokusai Electric Corp.	622,300	8,277,020
MatsukiyoCocokara & Co.	931,500	13,552,302
Mitsui Fudosan Co. Ltd.	992,300	7,891,036
Mizuho Financial Group, Inc.	738,100	18,007,922
NEC Corp.	178,300	15,317,190

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Nippon Sanso Holdings Corp.	402,000	$11,163,843
Nitori Holdings Co. Ltd.	120,500	14,300,013
Otsuka Holdings Co. Ltd.	225,600	12,230,388
Renesas Electronics Corp.	441,803	5,616,561
Shimadzu Corp.	365,600	10,275,880
Suzuki Motor Corp.	1,192,400	13,526,410
Tokyo Electron Ltd.	71,100	10,774,528
Toyo Suisan Kaisha Ltd.	142,800	9,680,854
		190,825,697

Mexico | 0.9%
Arca Continental SAB de CV	944,412	7,823,976

Netherlands | 1.4%
ING Groep NV	792,516	12,392,363

Singapore | 1.5%
DBS Group Holdings Ltd.	430,212	13,760,822

South Korea | 0.8%
Samsung Electronics Co. Ltd.	201,913	7,286,754

Spain | 2.2%
Bankinter SA	1,324,231	10,480,596
Industria de Diseno Textil SA	190,669	9,761,590
		20,242,186

Sweden | 1.9%
Hexagon AB, B Shares	1,009,338	9,576,434
Sandvik AB	446,991	8,010,516
		17,586,950

Switzerland | 3.0%
ABB Ltd.	315,864	16,990,676
Cie Financiere Richemont SA, Class A	71,122	10,810,812
		27,801,488

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   49

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,396	$12,915,056

United Kingdom | 14.5%
3i Group PLC	392,581	17,440,430
AstraZeneca PLC	72,168	9,394,434
Coca-Cola Europacific Partners PLC	123,780	9,589,760
Compass Group PLC	445,061	14,794,343
Croda International PLC	188,385	7,980,377
JD Sports Fashion PLC	4,193,131	5,032,013
London Stock Exchange Group PLC	62,570	8,810,267
RELX PLC	745,470	33,781,041
Unilever PLC	457,715	25,921,533
		132,744,198

United States | 7.5%
Aon PLC, Class A	41,669	14,965,838
Chubb Ltd.	32,027	8,849,060
CRH PLC	98,349	9,099,249
Experian PLC	239,751	10,256,535
ICON PLC (*)	51,576	10,816,003
Roche Holding AG	53,889	15,083,969
		69,070,654

Total Common Stocks (Cost $733,077,275)		888,658,895

Preferred Stocks | 2.2%

Brazil | 1.2%
Itau Unibanco Holding SA	2,333,500	11,601,463

Germany | 1.0%
Henkel AG & Co. KGaA	103,348	9,071,886

Total Preferred Stocks (Cost $20,113,024)		20,673,349

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (concluded)

Short-Term Investments | 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $2,477,728)	2,477,728	$2,477,728

Total Investments | 99.3% (Cost $755,668,027)		$911,809,972

Cash and Other Assets in Excess of Liabilities | 0.7%		6,613,762

Net Assets | 100.0%		$918,423,734

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   51

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 93.9%

Belgium | 1.5%
KBC Group NV	9,568	$736,601

Canada | 3.0%
Gildan Activewear, Inc.	14,884	700,478
Suncor Energy, Inc.	22,228	793,432
		1,493,910

China | 6.1%
Contemporary Amperex Technology Co. Ltd., Class A	13,700	498,199
ESR Group Ltd.	134,600	207,273
Li Ning Co. Ltd.	193,500	407,275
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,465	469,610
Tencent Holdings Ltd.	27,000	1,442,914
		3,025,271

Denmark | 2.1%
Novo Nordisk AS, Class B	11,985	1,031,516

Finland | 1.2%
Sampo OYJ, A Shares	14,123	577,504

France | 8.8%
Air Liquide SA	5,208	841,991
Bureau Veritas SA	31,040	943,463
Capgemini SE	4,604	751,034
Engie SA	46,923	743,822
Pernod Ricard SA	3,580	400,396
Thales SA	5,045	719,802
		4,400,508

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Germany | 9.4%
adidas AG	2,510	$616,378
Continental AG	4,841	325,100
Merck KGaA	3,496	506,552
MTU Aero Engines AG	2,626	875,654
Puma SE	8,407	384,574
SAP SE	2,757	674,729
Siemens AG	3,477	678,995
Siemens Healthineers AG	11,376	603,161
		4,665,143

Greece | 1.6%
Piraeus Financial Holdings SA	198,173	790,343

Hong Kong | 2.8%
AIA Group Ltd.	98,600	713,265
Techtronic Industries Co. Ltd.	50,500	665,722
		1,378,987

India | 1.8%
ICICI Bank Ltd. ADR	30,479	910,103

Indonesia | 1.8%
Bank Mandiri Persero Tbk. PT	1,543,100	543,217
Telkom Indonesia Persero Tbk. PT ADR	20,503	337,275
		880,492

Italy | 1.7%
Ryanair Holdings PLC ADR	19,300	841,287

Japan | 13.1%
FANUC Corp.	26,100	681,813
Hoya Corp.	5,700	708,282
Kokusai Electric Corp.	28,300	376,410
Mitsui Fudosan Co. Ltd.	56,000	445,327
Mizuho Financial Group, Inc.	35,700	870,997
Nitori Holdings Co. Ltd.	5,400	640,830

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   53

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Nomura Research Institute Ltd.	19,300	$567,776
Recruit Holdings Co. Ltd.	8,300	577,487
Renesas Electronics Corp.	25,200	320,363
Shin-Etsu Chemical Co. Ltd.	13,700	453,057
Suzuki Motor Corp.	38,200	433,335
Tokyo Electron Ltd.	2,800	424,313
		6,499,990

Mexico | 1.3%
Grupo Financiero Banorte SAB de CV, Class O	100,300	644,439

Netherlands | 5.6%
ASM International NV	635	362,295
ASML Holding NV	913	642,097
IMCD NV	4,458	660,223
ING Groep NV	29,926	467,945
Universal Music Group NV	26,583	678,382
		2,810,942

Singapore | 1.4%
DBS Group Holdings Ltd.	22,040	704,975

South Korea | 0.6%
Samsung Electronics Co. Ltd.	8,671	312,924

Spain | 0.4%
Bankinter SA	22,808	180,513

Sweden | 1.5%
Epiroc AB, Class A	28,063	487,322
Hexagon AB, B Shares	27,271	258,743
		746,065

Switzerland | 3.0%
ABB Ltd.	17,544	943,711
Cie Financiere Richemont SA, Class A	3,632	552,078
		1,495,789

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Taiwan | 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	$2,253,092

United Kingdom | 11.9%
3i Group PLC	9,025	400,936
Compass Group PLC	34,105	1,133,690
Croda International PLC	9,995	423,409
Diploma PLC	6,624	352,318
London Stock Exchange Group PLC	4,998	703,751
RELX PLC	31,224	1,414,918
Unilever PLC	26,622	1,507,670
		5,936,692

United States | 8.8%
Aon PLC, Class A	3,294	1,183,073
Chubb Ltd.	1,808	499,550
CRH PLC	4,050	374,706
Experian PLC	13,711	586,556
ICON PLC (*)	2,739	574,396
James Hardie Industries PLC CDI (*)	15,067	464,987
Roche Holding AG	2,415	675,978
		4,359,246

Total Common Stocks (Cost $40,505,616)		46,676,332

Preferred Stocks | 2.4%

Brazil | 1.4%
Itau Unibanco Holding SA	133,500	663,722

Germany | 1.0%
Henkel AG & Co. KGaA	5,738	503,682

Total Preferred Stocks (Cost $1,093,157)		1,167,404

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   55

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

Short-Term Investments | 3.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $1,632,067)	1,632,067	$1,632,067

Total Investments | 99.6% (Cost $43,230,840)		$49,475,803

Cash and Other Assets in Excess of Liabilities | 0.4%		215,134

Net Assets | 100.0%		$49,690,937

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 97.5%

Australia | 1.9%
Computershare Ltd.	278,422	$5,841,840

Brazil | 1.2%
TOTVS SA	860,408	3,705,280

Canada | 4.5%
Dollarama, Inc.	84,699	8,265,731
Toromont Industries Ltd.	69,546	5,498,075
		13,763,806

China | 2.5%
Tencent Holdings Ltd.	142,200	7,599,350

Denmark | 1.7%
Coloplast AS, Class B	46,180	5,056,509

France | 7.1%
EssilorLuxottica SA	40,448	9,828,823
LVMH Moet Hennessy Louis Vuitton SE	12,250	8,010,142
Pernod Ricard SA	36,215	4,050,374
		21,889,339

Germany | 5.8%
SAP SE	45,586	11,156,403
Scout24 SE	74,317	6,550,573
		17,706,976

Hong Kong | 3.5%
AIA Group Ltd.	518,200	3,748,623
Hong Kong Exchanges & Clearing Ltd.	182,100	6,912,946
		10,661,569

India | 2.8%
HDFC Bank Ltd. ADR	136,492	8,716,379

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   57

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Ireland | 3.1%
Accenture PLC, Class A	27,134	$9,545,470

Israel | 2.9%
Check Point Software Technologies Ltd. (*)	46,769	8,731,772

Japan | 8.5%
Hoya Corp.	49,000	6,088,737
Keyence Corp.	13,600	5,533,876
M3, Inc.	445,200	3,882,724
Shimano, Inc.	17,200	2,320,298
SMS Co. Ltd.	360,400	3,570,571
Toei Animation Co. Ltd.	201,900	4,507,502
		25,903,708

Netherlands | 7.7%
ASML Holding NV	8,858	6,229,674
IMCD NV	35,793	5,300,888
Universal Music Group NV	219,683	5,606,179
Wolters Kluwer NV	38,732	6,424,187
		23,560,928

Norway | 1.6%
Gjensidige Forsikring ASA	284,624	5,030,463

South Africa | 2.9%
Clicks Group Ltd.	446,365	8,837,443

Spain | 2.9%
Industria de Diseno Textil SA	174,328	8,924,987

Sweden | 4.0%
Assa Abloy AB, Class B	259,346	7,624,380
Hexagon AB, B Shares	495,710	4,703,215
		12,327,595

The accompanying notes are an integral part of these financial statements.

58   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 4.8%
Partners Group Holding AG	7,399	$10,043,127
VAT Group AG	12,081	4,542,092
		14,585,219

Taiwan | 5.2%
Lotes Co. Ltd.	68,000	4,028,024
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	60,903	12,027,733
		16,055,757

United Kingdom | 16.5%
Diageo PLC	215,960	6,862,525
Diploma PLC	90,171	4,796,027
Halma PLC	314,125	10,514,658
London Stock Exchange Group PLC	77,282	10,881,814
RELX PLC	206,136	9,315,497
Unilever PLC	141,582	8,023,598
		50,394,119

United States | 6.4%
Aon PLC, Class A	26,747	9,606,453
BRP, Inc.	63,935	3,256,239
Experian PLC	158,570	6,783,616
		19,646,308

Total Common Stocks (Cost $275,481,890)		298,484,817

Preferred Stocks | 1.2%

Germany | 1.2%
Sartorius AG (Cost $6,029,925)	16,538	3,686,220

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   59

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Short-Term Investments | 1.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $3,780,860)	3,780,860	$3,780,860

Total Investments | 99.9% (Cost $285,292,675)		$305,951,897

Cash and Other Assets in Excess of Liabilities | 0.1%		293,111

Net Assets | 100.0%		$306,245,008

The accompanying notes are an integral part of these financial statements.

60   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 99.2%

Australia | 4.9%
ALS Ltd.	10,627	$98,932
Amotiv Ltd.	16,760	109,987
AUB Group Ltd.	6,105	117,925
Telix Pharmaceuticals Ltd. (*)	7,400	112,370
		439,214

Austria | 1.5%
BAWAG Group AG	1,619	136,017

Canada | 1.6%
Descartes Systems Group, Inc. (*)	595	67,636
Toromont Industries Ltd.	978	77,317
		144,953

Denmark | 1.4%
Zealand Pharma AS (*)	1,209	120,112

Finland | 1.1%
Kemira OYJ	4,913	99,317

France | 6.3%
Exosens SAS	4,285	86,251
Gaztransport Et Technigaz SA	1,048	139,626
Planisware SA	3,886	113,499
Robertet SA	142	124,421
Virbac SACA	299	97,726
		561,523

Germany | 5.1%
CTS Eventim AG & Co. KGaA	968	81,837
Hensoldt AG	2,102	75,086
IONOS Group SE (*)	4,648	105,197

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   61

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Puma SE	1,989	$90,986
Sirius Real Estate Ltd. REIT	99,757	97,802
		450,908

Greece | 2.7%
Jumbo SA	4,824	127,724
National Bank of Greece SA	14,794	117,042
		244,766

Ireland | 1.2%
Glenveagh Properties PLC (*)	65,856	109,115

Israel | 2.0%
Phoenix Financial Ltd.	12,206	178,243

Italy | 6.4%
BFF Bank SpA	12,410	118,686
Maire SpA	12,465	106,605
RAI Way SpA	17,394	99,091
Sanlorenzo SpA	3,385	114,558
SOL SpA	3,395	130,614
		569,554

Japan | 29.2%
Ai Holdings Corp.	5,000	67,367
Asics Corp.	6,700	130,448
BayCurrent, Inc.	3,100	104,027
Bell System24 Holdings, Inc.	11,200	91,171
Hulic Co. Ltd.	16,700	144,544
Jeol Ltd.	3,400	119,510
Kokusai Electric Corp.	6,400	85,124
Kotobuki Spirits Co. Ltd.	8,800	121,871
Minebea Mitsumi, Inc.	6,500	104,370
Money Forward, Inc. (*)	3,200	97,092
Nakanishi, Inc.	7,200	108,583
Nihon Kohden Corp.	6,200	84,237
Nippon Gas Co. Ltd.	7,600	104,310

The accompanying notes are an integral part of these financial statements.

62   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Nippon Sanso Holdings Corp.	5,000	$138,854
Open Up Group, Inc.	9,700	109,431
Sanwa Holdings Corp.	4,100	113,451
SBI Sumishin Net Bank Ltd.	7,600	183,183
Sega Sammy Holdings, Inc.	5,200	100,855
Shimadzu Corp.	3,300	92,753
Sumitomo Forestry Co. Ltd.	3,500	117,780
Tokyo Century Corp.	10,300	103,825
Toyo Suisan Kaisha Ltd.	2,300	155,924
USS Co. Ltd.	15,700	137,399
		2,616,109

Jersey | 1.3%
JTC PLC	9,662	118,901

Mexico | 1.3%
Arca Continental SAB de CV	13,800	114,326

Netherlands | 3.9%
Arcadis NV	1,586	96,334
CTP NV	10,951	168,477
IMCD NV	575	85,157
		349,968

Portugal | 1.9%
Banco Comercial Portugues SA, Class R	356,501	171,615

Spain | 2.5%
CIE Automotive SA	3,830	100,528
Merlin Properties Socimi SA REIT	11,608	122,207
		222,735

Sweden | 3.7%
Catena AB	3,211	137,022
Munters Group AB	6,030	101,359
Swedish Orphan Biovitrum AB (*)	3,301	94,843
		333,224

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   63

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Switzerland | 4.4%
Burckhardt Compression Holding AG	138	$98,315
R&S Group Holding AG	5,773	118,475
Swissquote Group Holding SA	463	177,290
		394,080

Taiwan | 1.2%
Gold Circuit Electronics Ltd.	15,000	110,074

Turkey | 0.9%
BIM Birlesik Magazalar AS	5,072	75,566

United Kingdom | 13.7%
Ashtead Technology Holdings PLC	16,110	112,659
Auto Trader Group PLC	8,723	86,349
Beazley PLC	16,674	169,963
ConvaTec Group PLC	32,805	90,836
Diploma PLC	1,529	81,325
DiscoverIE Group PLC	11,828	105,913
Genuit Group. PLC	14,215	69,317
GlobalData PLC	41,858	99,031
Greggs PLC	2,681	93,215
IMI PLC	4,571	103,757
Volution Group PLC	16,181	113,208
Weir Group PLC	3,724	101,397
		1,226,970

United States | 1.0%
Reliance Worldwide Corp. Ltd.	27,586	85,501

Total Common Stocks (Cost $8,538,262)		8,872,791

The accompanying notes are an integral part of these financial statements.

64   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (concluded)

Preferred Stocks | 0.8%

Italy | 0.8%
Danieli & C Officine Meccaniche SpA (Cost $95,850)	3,363	$66,938

Short-Term Investments | 1.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $93,369)	93,369	93,369

Total Investments | 101.0% (Cost $8,727,481)		$9,033,098

Liabilities in Excess of Cash and Other Assets | (1.0)%		(85,666)

Net Assets | 100.0%		$8,947,432

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   65

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 98.0%

Canada | 4.0%
Canadian Pacific Kansas City Ltd.	586,854	$42,491,749
Element Fleet Management Corp.	2,043,852	41,319,238
Suncor Energy, Inc.	522,728	18,658,857
		102,469,844

Denmark | 5.0%
Carlsberg AS, Class B	443,159	42,452,079
Novo Nordisk AS, Class B	1,007,693	86,729,352
		129,181,431

Finland | 1.8%
Sampo OYJ, A Shares	1,136,127	46,457,424

France | 4.5%
Airbus SE	342,893	54,650,834
Cie de Saint-Gobain SA	273,125	24,041,983
Engie SA	2,244,700	35,582,931
		114,275,748

Germany | 8.2%
Douglas AG	1,099,007	23,019,864
Gerresheimer AG	210,786	15,501,024
Infineon Technologies AG	598,384	19,436,124
Merck KGaA	318,137	46,096,396
MTU Aero Engines AG	155,087	51,714,622
Puma SE	873,838	39,973,227
Schott Pharma AG & Co. KGaA	562,255	14,658,299
		210,399,556

Greece | 1.7%
Piraeus Financial Holdings SA	10,615,316	42,335,460

The accompanying notes are an integral part of these financial statements.

66   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Hong Kong | 2.6%
AIA Group Ltd.	4,195,000	$30,346,336
Techtronic Industries Co. Ltd.	2,732,000	36,014,880
		66,361,216

India | 1.1%
HDFC Bank Ltd.	1,382,915	28,605,265

Israel | 5.9%
Bank Leumi Le-Israel BM	6,091,153	72,434,358
Phoenix Financial Ltd.	2,652,463	38,733,579
Wix.com Ltd. (*)	188,791	40,505,109
		151,673,046

Italy | 5.0%
BFF Bank SpA	2,651,420	25,357,501
Davide Campari-Milano NV	3,377,801	21,210,814
Ryanair Holdings PLC ADR	559,069	24,369,818
UniCredit SpA	1,403,477	56,033,128
		126,971,261

Japan | 15.6%
BayCurrent, Inc.	979,300	32,862,300
Hoya Corp.	408,400	50,747,755
Keyence Corp.	93,200	37,923,325
Kobe Bussan Co. Ltd.	956,400	21,021,832
Mizuho Financial Group, Inc.	2,175,100	53,067,377
Nippon Sanso Holdings Corp.	767,300	21,308,499
OBIC Business Consultants Co. Ltd.	677,300	29,630,610
Renesas Electronics Corp.	2,208,500	28,076,257
Sanrio Co. Ltd.	1,313,500	45,781,042
Shimadzu Corp.	1,047,400	29,439,161
Suzuki Motor Corp.	2,302,388	26,117,950
Ulvac, Inc.	569,400	21,881,238
		397,857,346

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   67

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Mexico | 1.4%
Arca Continental SAB de CV	4,372,100	$36,220,640

Netherlands | 4.1%
Argenx SE (*)	37,694	23,406,107
ASML Holding NV	115,463	81,203,072
		104,609,179

Portugal | 2.3%
Banco Comercial Portugues SA, Class R	75,871,841	36,523,743
EDP SA	7,211,410	23,049,006
		59,572,749

South Korea | 0.9%
Samsung Electronics Co. Ltd.	617,139	22,271,672

Sweden | 0.9%
Hexagon AB, B Shares	2,443,846	23,186,810

Switzerland | 3.4%
ABB Ltd.	1,001,316	53,861,901
Comet Holding AG	35,757	9,757,091
Partners Group Holding AG	17,988	24,416,240
		88,035,232

Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	867,000	28,310,595

United Kingdom | 17.4%
Allfunds Group PLC	2,950,647	15,405,207
Ashtead Group PLC	442,018	27,339,700
Coca-Cola Europacific Partners PLC	797,956	61,821,027
Compass Group PLC	1,790,840	59,529,594
Informa PLC	4,685,472	46,667,462
London Stock Exchange Group PLC	400,118	56,339,246
National Grid PLC	2,320,037	27,493,089

The accompanying notes are an integral part of these financial statements.

68   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

RELX PLC	1,808,149	$81,936,438
Weir Group PLC	1,423,975	38,771,868
WPP PLC	2,732,718	28,297,483
		443,601,114

United States | 11.1%
Aon PLC, Class A	201,771	72,468,072
CRH PLC	490,069	45,341,184
Experian PLC	820,728	35,110,700
ICON PLC (*)	284,434	59,648,654
James Hardie Industries PLC CDI (*)	771,993	23,824,677
Medtronic PLC	579,762	46,311,389
		282,704,676

Total Common Stocks (Cost $2,082,157,716)		2,505,100,264

Short-Term Investments | 1.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $38,951,485)	38,951,485	38,951,485

Total Investments | 99.5% (Cost $2,121,109,201)		$2,544,051,749

Cash and Other Assets in Excess of Liabilities | 0.5%		12,136,837

Net Assets | 100.0%		$2,556,188,586

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   69

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 98.6%

Aerospace & Defense | 4.7%
Boeing Co. (*)	16,504	$2,921,208

Automobiles | 4.8%
Thor Industries, Inc.	31,150	2,981,367

Biotechnology | 4.3%
Vaxcyte, Inc. (*)	32,278	2,642,277

Broadline Retail | 9.9%
Amazon.com, Inc. (*)	27,878	6,116,154

Capital Markets | 15.3%
Charles Schwab Corp.	53,968	3,994,172
DigitalBridge Group, Inc.	195,273	2,202,679
Intercontinental Exchange, Inc.	21,609	3,219,957
		9,416,808

Electrical Equipment | 4.3%
Rockwell Automation, Inc.	9,313	2,661,562

Electronic Equipment, Instruments & Components | 3.5%
Coherent Corp. (*)	22,881	2,167,517

Financial Services | 3.8%
Corpay, Inc. (*)	6,874	2,326,299

Hotels, Restaurants & Leisure | 3.5%
First Watch Restaurant Group, Inc. (*)	114,655	2,133,730

Insurance | 4.6%
First American Financial Corp.	44,857	2,800,871

The accompanying notes are an integral part of these financial statements.

70   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

IT Services | 7.2%
DigitalOcean Holdings, Inc. (*)	130,863	$4,458,502

Life Sciences Tools & Services | 2.9%
Avantor, Inc. (*)	85,742	1,806,584

Pharmaceuticals | 7.6%
Axsome Therapeutics, Inc. (*)	30,433	2,574,936
Zoetis, Inc.	13,028	2,122,652
		4,697,588

Semiconductors & Semiconductor Equipment | 18.5%
Advanced Micro Devices, Inc. (*)	10,200	1,232,058
Marvell Technology, Inc.	58,821	6,496,780
Onto Innovation, Inc. (*)	22,063	3,677,240
		11,406,078

Specialized REITs | 3.7%
Crown Castle, Inc.	24,902	2,260,106

Total Common Stocks (Cost $57,380,739)		60,796,651

Short-Term Investments | 2.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $1,277,155)	1,277,155	1,277,155

Total Investments | 100.7% (Cost $58,657,894)		$62,073,806

Liabilities in Excess of Cash and Other Assets | (0.7)%		(444,504)

Net Assets | 100.0%		$61,629,302

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   71

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 96.8%

Banks | 3.5%
Bank of America Corp.	74,596	$3,278,494

Biotechnology | 0.6%
Vertex Pharmaceuticals, Inc. (*)	1,364	549,283

Broadline Retail | 8.1%
Amazon.com, Inc. (*)	34,326	7,530,781

Capital Markets | 10.3%
Blackstone, Inc.	11,054	1,905,930
Goldman Sachs Group, Inc.	6,411	3,671,067
Intercontinental Exchange, Inc.	27,491	4,096,434
		9,673,431

Commercial Services & Supplies | 2.9%
Waste Management, Inc.	13,522	2,728,604

Electrical Equipment | 1.6%
Rockwell Automation, Inc.	5,255	1,501,827

Financial Services | 4.6%
Visa, Inc., A Shares	13,522	4,273,493

Ground Transportation | 3.0%
Norfolk Southern Corp.	11,739	2,755,143

Health Care Equipment & Supplies | 1.7%
Medtronic PLC	20,209	1,614,295

Health Care Providers & Services | 3.8%
UnitedHealth Group, Inc.	7,036	3,559,231

Hotels, Restaurants & Leisure | 3.1%
McDonald’s Corp.	9,983	2,893,972

The accompanying notes are an integral part of these financial statements.

72   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Industrial REITs | 1.9%
Prologis, Inc.	17,012	$1,798,168

Insurance | 3.6%
Marsh & McLennan Cos., Inc.	15,751	3,345,670

Interactive Media & Services | 4.9%
Alphabet, Inc., Class A	23,991	4,541,496

IT Services | 2.9%
Accenture PLC, Class A	7,797	2,742,907

Life Sciences Tools & Services | 4.6%
Danaher Corp.	14,711	3,376,910
IQVIA Holdings, Inc. (*)	4,777	938,728
		4,315,638

Machinery | 2.1%
Nordson Corp.	9,552	1,998,661

Oil, Gas & Consumable Fuels | 2.6%
ConocoPhillips	24,073	2,387,319

Pharmaceuticals | 1.3%
Eli Lilly & Co.	1,624	1,253,728

Professional Services | 1.5%
Equifax, Inc.	5,460	1,391,481

Real Estate Management & Development | 2.2%
CBRE Group, Inc., Class A (*)	15,723	2,064,273

Semiconductors & Semiconductor Equipment | 9.8%
Advanced Micro Devices, Inc. (*)	11,844	1,430,637
Analog Devices, Inc.	13,820	2,936,197
Applied Materials, Inc.	12,631	2,054,180
Broadcom, Inc.	11,854	2,748,231
		9,169,245

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   73

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Software | 10.0%
Microsoft Corp.	22,290	$9,395,235

Technology Hardware, Storage & Peripherals | 6.2%
Apple, Inc.	23,076	5,778,692

Total Common Stocks (Cost $57,768,546)		90,541,067

Short-Term Investments | 3.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $3,061,497)	3,061,497	3,061,497

Total Investments | 100.1% (Cost $60,830,043)		$93,602,564

Liabilities in Excess of Cash and Other Assets | (0.1)%		(73,571)

Net Assets | 100.0%		$93,528,993

The accompanying notes are an integral part of these financial statements.

74   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio

Common Stocks | 99.3%

Automobile Components | 1.3%
Gentherm, Inc. (*)	12,554	$501,218

Automobiles | 1.3%
Thor Industries, Inc.	5,009	479,411

Banks | 7.6%
BankUnited, Inc.	24,448	933,180
Commerce Bancshares, Inc.	8,318	518,295
Home BancShares, Inc.	22,196	628,147
Wintrust Financial Corp.	6,468	806,624
		2,886,246

Biotechnology | 4.6%
Arcutis Biotherapeutics, Inc. (*)	36,179	503,974
Aurinia Pharmaceuticals, Inc. (*)	33,140	297,597
Janux Therapeutics, Inc. (*)	8,667	464,031
Rhythm Pharmaceuticals, Inc. (*)	8,649	484,171
		1,749,773

Building Products | 1.0%
Hayward Holdings, Inc. (*)	23,396	357,725

Capital Markets | 6.5%
DigitalBridge Group, Inc.	48,725	549,618
Evercore, Inc., Class A	1,525	422,715
StepStone Group, Inc., Class A	14,147	818,828
Stifel Financial Corp.	6,270	665,122
		2,456,283

Commercial Services & Supplies | 1.3%
Casella Waste Systems, Inc., Class A (*)	4,623	489,160

Construction Materials | 0.8%
Eagle Materials, Inc.	1,286	317,333

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   75

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Consumer Staples Distribution & Retail | 4.7%
BJ’s Wholesale Club Holdings, Inc. (*)	6,388	$570,768
Chefs’ Warehouse Inc. (*)	16,185	798,244
Guardian Pharmacy Services, Inc., Class A	19,805	401,249
		1,770,261

Containers & Packaging | 1.0%
Graphic Packaging Holding Co.	14,485	393,413

Electrical Equipment | 2.1%
EnerSys	5,574	515,205
Generac Holdings, Inc. (*)	1,890	293,044
		808,249

Electronic Equipment, Instruments & Components | 3.6%
Cognex Corp.	12,659	453,952
Coherent Corp. (*)	6,161	583,631
Mirion Technologies, Inc. (*)	18,578	324,186
		1,361,769

Energy Equipment & Services | 2.7%
Atlas Energy Solutions, Inc.	19,224	426,388
Cactus, Inc., Class A	4,774	278,611
Liberty Energy, Inc.	15,381	305,928
		1,010,927

Entertainment | 1.3%
Roku, Inc. (*)	6,646	494,064

Ground Transportation | 1.0%
Landstar System, Inc.	2,282	392,185

Health Care Equipment & Supplies | 6.4%
Enovis Corp. (*)	15,785	692,646
Inspire Medical Systems, Inc. (*)	3,066	568,375
Lantheus Holdings, Inc. (*)	5,563	497,666
RxSight, Inc. (*)	19,968	686,500
		2,445,187

The accompanying notes are an integral part of these financial statements.

76   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Health Care Technology | 2.2%
Evolent Health, Inc., Class A (*)	25,753	$289,721
Schrodinger, Inc. (*)	27,675	533,851
		823,572

Hotels, Restaurants & Leisure | 4.1%
First Watch Restaurant Group, Inc. (*)	30,700	571,327
Kura Sushi USA, Inc., Class A (*)	4,739	429,259
Wyndham Hotels & Resorts, Inc.	5,626	567,044
		1,567,630

Insurance | 5.7%
Abacus Life, Inc. (*)	48,706	381,368
First American Financial Corp.	12,466	778,377
Hanover Insurance Group, Inc.	1,805	279,161
Reinsurance Group of America, Inc.	3,407	727,838
		2,166,744

Interactive Media & Services | 3.8%
Cars.com, Inc. (*)	35,833	620,986
MediaAlpha, Inc., Class A (*)	34,890	393,908
Ziff Davis, Inc. (*)	7,745	420,863
		1,435,757

IT Services | 2.0%
DigitalOcean Holdings, Inc. (*)	21,863	744,872

Life Sciences Tools & Services | 1.4%
Maravai LifeSciences Holdings, Inc., Class A (*)	96,816	527,647

Machinery | 8.6%
Columbus McKinnon Corp.	15,128	563,367
Gates Industrial Corp. PLC (*)	28,469	585,607
Middleby Corp. (*)	4,770	646,096
Nordson Corp.	1,845	386,048
REV Group, Inc.	13,602	433,496
Toro Co.	8,162	653,776
		3,268,390

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   77

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Oil, Gas & Consumable Fuels | 2.8%
Antero Resources Corp. (*)	20,035	$702,227
Magnolia Oil & Gas Corp., Class A	15,552	363,606
		1,065,833

Pharmaceuticals | 1.7%
Axsome Therapeutics, Inc. (*)	7,365	623,153

Professional Services | 2.6%
Paycor HCM, Inc. (*)	22,601	419,701
Verra Mobility Corp. (*)	23,692	572,872
		992,573

Retail REITs | 1.5%
Brixmor Property Group, Inc.	20,019	557,329

Semiconductors & Semiconductor Equipment | 5.4%
Allegro MicroSystems, Inc. (*)	26,727	584,252
Credo Technology Group Holding Ltd. (*)	4,182	281,072
MKS Instruments, Inc.	4,756	496,479
Onto Innovation, Inc. (*)	4,058	676,347
		2,038,150

Software | 2.8%
CyberArk Software Ltd. (*)	1,145	381,457
Zeta Global Holdings Corp., Class A (*)	38,756	697,220
		1,078,677

Specialized REITs | 1.7%
CubeSmart	15,410	660,319

Specialty Retail | 2.6%
RH (*)	1,440	566,770
Warby Parker, Inc., Class A (*)	17,929	434,061
		1,000,831

The accompanying notes are an integral part of these financial statements.

78   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (concluded)

Textiles, Apparel & Luxury Goods | 1.1%
Crocs, Inc. (*)	3,881	$425,086

Trading Companies & Distributors | 2.1%
Beacon Roofing Supply, Inc. (*)	5,489	557,572
Hudson Technologies, Inc. (*)	45,753	255, 302
		812,874

Total Common Stocks (Cost $32,327,185)		37,702,641

Total Investments | 99.3% (Cost $32,327,185)		$37,702,641

Cash and Other Assets in Excess of Liabilities | 0.7%		266,688

Net Assets | 100.0%		$37,969,329

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   79

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 97.5%

Banks | 1.8%
Commerce Bancshares, Inc.	3,878	$241,638

Biotechnology | 0.5%
Vertex Pharmaceuticals, Inc. (*)	149	60,002

Building Products | 2.5%
Carlisle Cos., Inc.	229	84,464
Trane Technologies PLC	643	237,492
		321,956

Capital Markets | 8.0%
Charles Schwab Corp.	4,906	363,093
Intercontinental Exchange, Inc.	2,588	385,638
S&P Global, Inc.	607	302,304
		1,051,035

Chemicals | 2.5%
Linde PLC	452	189,239
Sherwin-Williams Co.	415	141,071
		330,310

Commercial Services & Supplies | 2.8%
MSA Safety, Inc.	497	82,388
Waste Management, Inc.	1,388	280,084
		362,472

Consumer Finance | 1.3%
American Express Co.	592	175,700

Containers & Packaging | 1.0%
Avery Dennison Corp.	681	127,436

The accompanying notes are an integral part of these financial statements.

80   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Electrical Equipment | 2.5%
Rockwell Automation, Inc.	1,139	$325,515

Electronic Equipment, Instruments & Components | 1.5%
Amphenol Corp., Class A	2,897	201,197

Financial Services | 4.3%
Visa, Inc., A Shares	1,803	569,820

Ground Transportation | 1.8%
Norfolk Southern Corp.	777	182,362
Old Dominion Freight Line, Inc.	305	53,802
		236,164

Health Care Equipment & Supplies | 3.7%
Boston Scientific Corp. (*)	3,933	351,296
Medtronic PLC	1,656	132,281
		483,577

Health Care Providers & Services | 3.8%
UnitedHealth Group, Inc.	995	503,331

Hotels, Restaurants & Leisure | 0.9%
Starbucks Corp.	1,349	123,096

Household Products | 2.7%
Procter & Gamble Co.	2,092	350,724

Industrial REITs | 1.4%
Prologis, Inc.	1,745	184,446

Insurance | 1.3%
Chubb Ltd.	623	172,135

IT Services | 2.6%
Accenture PLC, Class A	950	334,200

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   81

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Life Sciences Tools & Services | 5.9%
Danaher Corp.	1,430	$328,257
IQVIA Holdings, Inc. (*)	673	132,251
Thermo Fisher Scientific, Inc.	600	312,138
		772,646

Machinery | 4.9%
Deere & Co.	519	219,900
Nordson Corp.	846	177,017
Watts Water Technologies, Inc., Class A	580	117,914
Xylem, Inc.	1,076	124,838
		639,669

Pharmaceuticals | 4.2%
Eli Lilly & Co.	225	173,700
Merck & Co., Inc.	1,358	135,094
Zoetis, Inc.	1,449	236,085
		544,879

Real Estate Management & Development | 1.0%
CBRE Group, Inc., Class A (*)	990	129,977

Semiconductors & Semiconductor Equipment | 9.7%
Advanced Micro Devices, Inc. (*)	973	117,529
Analog Devices, Inc.	2,009	426,832
Applied Materials, Inc.	860	139,862
Broadcom, Inc.	1,584	367,234
Marvell Technology, Inc.	1,995	220,348
		1,271,805

Software | 15.4%
Adobe, Inc. (*)	415	184,542
Cadence Design Systems, Inc. (*)	614	184,482
CyberArk Software Ltd. (*)	373	124,265
Microsoft Corp.	3,185	1,342,478
Salesforce, Inc.	533	178,198
		2,013,965

The accompanying notes are an integral part of these financial statements.

82   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Specialty Retail | 3.2%
Home Depot, Inc.	1,076	$418,553

Technology Hardware, Storage & Peripherals | 6.3%
Apple, Inc.	3,303	827,137

Total Common Stocks (Cost $9,002,416)		12,773,385

Short-Term Investments | 2.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $367,014)	367,014	367,014

Total Investments | 100.3% (Cost $9,369,430)		$13,140,399

Liabilities in Excess of Cash and Other Assets | (0.3)%		(37,829)

Net Assets | 100.0%		$13,102,570

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   83

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio

Closed-End Management Investment Companies | 0.5%
BlackRock Credit Allocation Income Trust	9,809	$102,602
Kayne Anderson Energy Infrastructure Fund	12,902	163,984

Total Closed-End Management Investment Companies (Cost $227,107)		266,586

Common Stocks | 99.4%

Automobile Components | 1.2%
BorgWarner, Inc.	1,749	55,601
Cooper-Standard Holdings, Inc. (*)	4,339	58,837
Dorman Products, Inc. (*)	535	69,309
Fox Factory Holding Corp. (*)	1,973	59,723
Gentherm, Inc. (*)	5,347	213,479
LCI Industries	1,537	158,910
Standard Motor Products, Inc.	3,255	100,840
		716,699

Automobiles | 0.2%
Harley-Davidson, Inc.	4,972	149,806

Banks | 2.1%
Amalgamated Financial Corp.	6,311	211,229
Cadence Bank	3,518	121,195
Capital City Bank Group, Inc.	660	24,189
Central Pacific Financial Corp.	3,183	92,466
Financial Institutions, Inc.	3,810	103,975
First Business Financial Services, Inc.	248	11,480
Metrocity Bankshares, Inc.	887	28,339
Northeast Community Bancorp, Inc.	1,876	45,887
Northrim BanCorp, Inc.	499	38,892
OFG Bancorp	2,514	106,392
Republic Bancorp, Inc., Class A	533	37,241
Sierra Bancorp	727	21,025
Southside Bancshares, Inc.	2,059	65,394

The accompanying notes are an integral part of these financial statements.

84   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

UMB Financial Corp.	1,272	$143,558
Unity Bancorp, Inc.	1,118	48,756
Zions Bancorp NA	2,455	133,184
		1,233,202

Beverages | 0.3%
Coca-Cola Consolidated, Inc.	127	160,019

Biotechnology | 5.3%
ACADIA Pharmaceuticals, Inc. (*)	12,611	231,412
ADMA Biologics, Inc. (*)	29,452	505,102
Alkermes PLC (*)	883	25,395
BioCryst Pharmaceuticals, Inc. (*)	18,534	139,376
Biohaven Ltd. (*)	321	11,989
C4 Therapeutics, Inc. (*)	8,761	31,540
Catalyst Pharmaceuticals, Inc. (*)	2,057	42,929
Emergent BioSolutions, Inc. (*)	15,760	150,666
Entrada Therapeutics, Inc. (*)	5,994	103,636
Exact Sciences Corp. (*)	2,651	148,960
Exelixis, Inc. (*)	3,929	130,836
Halozyme Therapeutics, Inc. (*)	4,671	223,320
MiMedx Group, Inc. (*)	4,754	45,733
Myriad Genetics, Inc. (*)	5,304	72,718
Neurocrine Biosciences, Inc. (*)	669	91,318
Newamsterdam Pharma Co. NV (*)	6,120	157,284
Organogenesis Holdings, Inc. (*)	14,562	46,598
PTC Therapeutics, Inc. (*)	3,214	145,080
Rhythm Pharmaceuticals, Inc. (*)	2,207	123,548
Rigel Pharmaceuticals, Inc. (*)	2,566	43,160
Sage Therapeutics, Inc. (*)	6,504	35,317
Syndax Pharmaceuticals, Inc. (*)	6,635	87,715
United Therapeutics Corp. (*)	752	265,336
Veracyte, Inc. (*)	6,952	275,299
		3,134,267

Broadline Retail | 0.2%
Dillard’s, Inc., Class A	293	126,500

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   85

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Building Products | 1.2%
AZEK Co., Inc. (*)	2,846	$135,100
Builders FirstSource, Inc. (*)	2,466	352,465
Owens Corning	225	38,322
Resideo Technologies, Inc. (*)	8,350	192,468
		718,355

Capital Markets | 1.7%
Affiliated Managers Group, Inc.	607	112,246
Bain Capital Specialty Finance, Inc.	6,382	111,813
Barings BDC, Inc.	11,055	105,796
CION Investment Corp.	9,403	107,194
Donnelley Financial Solutions, Inc. (*)	368	23,085
Golub Capital BDC, Inc.	6,695	101,496
Houlihan Lokey, Inc.	763	132,503
MarketAxess Holdings, Inc.	494	111,664
SEI Investments Co.	1,432	118,111
XP, Inc., Class A	6,626	78,518
		1,002,426

Chemicals | 2.2%
AdvanSix, Inc.	6,846	195,043
Avient Corp.	3,407	139,210
Balchem Corp.	364	59,330
Cabot Corp.	1,963	179,242
Huntsman Corp.	6,510	117,375
ICL Group Ltd.	28,348	140,039
Methanex Corp.	5,262	262,784
Minerals Technologies, Inc.	2,675	203,862
Valhi, Inc.	288	6,736
		1,303,621

Commercial Services & Supplies | 4.4%
ABM Industries, Inc.	2,463	126,056
Brady Corp., Class A	4,530	334,541
BrightView Holdings, Inc. (*)	19,612	313,596

The accompanying notes are an integral part of these financial statements.

86   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Cimpress PLC (*)	1,159	$83,123
Civeo Corp.	6,365	144,613
Deluxe Corp.	2,705	61,106
Ennis, Inc.	1,175	24,781
Healthcare Services Group, Inc. (*)	9,856	114,477
HNI Corp.	3,000	151,110
Interface, Inc.	7,065	172,033
Liquidity Services, Inc. (*)	7,788	251,475
OPENLANE, Inc. (*)	13,662	271,054
Quad/Graphics, Inc.	8,211	57,231
Steelcase, Inc., Class A	17,121	202,370
UniFirst Corp.	683	116,854
Viad Corp. (*)	4,349	184,876
		2,609,296

Communications Equipment | 2.3%
Ceragon Networks Ltd. (*)	66,031	308,365
CommScope Holding Co., Inc. (*)	32,004	166,741
Gilat Satellite Networks Ltd. (*)	16,499	101,469
Harmonic, Inc. (*)	8,573	113,421
Ituran Location & Control Ltd.	4,457	138,835
NETGEAR, Inc. (*)	10,727	298,961
NetScout Systems, Inc. (*)	6,248	135,332
Ribbon Communications, Inc. (*)	16,433	68,361
Viasat, Inc. (*)	7,714	65,646
		1,397,131

Construction & Engineering | 1.4%
Argan, Inc.	920	126,077
IES Holdings, Inc. (*)	2,072	416,389
Stantec, Inc.	2,706	212,285
WillScot Holdings Corp. (*)	1,595	53,353
		808,104

Construction Materials | 0.7%
Smith-Midland Corp. (*)	1,716	76,294
U.S. Lime & Minerals, Inc.	2,749	364,902
		441,196

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   87

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Consumer Finance | 0.5%
Enova International, Inc. (*)	2,334	$223,784
FirstCash Holdings, Inc.	810	83,916
		307,700

Consumer Staples Distribution & Retail | 0.4%
PriceSmart, Inc.	1,657	152,726
SpartanNash Co.	4,882	89,438
		242,164

Containers & Packaging | 0.5%
Ardagh Metal Packaging SA	26,886	80,927
Graphic Packaging Holding Co.	2,086	56,656
Sonoco Products Co.	2,709	132,334
		269,917

Distributors | 0.2%
Weyco Group, Inc.	3,035	113,964

Diversified Consumer Services | 3.3%
Adtalem Global Education, Inc. (*)	3,353	304,620
Afya Ltd., Class A (*)	13,682	217,270
American Public Education, Inc. (*)	7,792	168,074
Chegg, Inc. (*)	60,328	97,128
Frontdoor, Inc. (*)	4,181	228,575
Graham Holdings Co., Class B	267	232,803
Grand Canyon Education, Inc. (*)	1,381	226,208
Laureate Education, Inc. (*)	10,953	200,330
Perdoceo Education Corp.	6,370	168,614
Strategic Education, Inc.	1,029	96,129
		1,939,751

Diversified REITs | 0.4%
Broadstone Net Lease, Inc.	6,219	98,634
Essential Properties Realty Trust, Inc.	3,665	114,641
		213,275

The accompanying notes are an integral part of these financial statements.

88   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Diversified Telecommunication Services | 0.6%
Bandwidth, Inc., Class A (*)	7,254	$123,463
Iridium Communications, Inc.	4,637	134,566
Liberty Global Ltd., Class A (*)	6,433	82,085
		340,114

Electrical Equipment | 1.4%
Acuity Brands, Inc.	1,019	297,680
Allient, Inc.	3,626	88,039
EnerSys	1,079	99,732
Generac Holdings, Inc. (*)	1,112	172,416
nVent Electric PLC	452	30,808
Powell Industries, Inc.	480	106,392
Thermon Group Holdings, Inc. (*)	2,376	68,358
		863,425

Electronic Equipment, Instruments & Components | 7.1%
Arrow Electronics, Inc. (*)	945	106,898
Avnet, Inc.	2,367	123,841
Belden, Inc.	725	81,642
Benchmark Electronics, Inc.	3,719	168,843
Celestica, Inc. (*)	7,153	660,222
Climb Global Solutions, Inc.	1,765	223,714
Cognex Corp.	3,222	115,541
Coherent Corp. (*)	1,670	158,199
CTS Corp.	4,219	222,468
Daktronics, Inc. (*)	18,281	308,218
ePlus, Inc. (*)	2,094	154,705
Insight Enterprises, Inc. (*)	1,109	168,679
Itron, Inc. (*)	2,256	244,956
Kimball Electronics, Inc. (*)	7,235	135,511
Methode Electronics, Inc.	11,081	130,645
Mirion Technologies, Inc. (*)	8,986	156,806
nLight, Inc. (*)	7,743	81,224
Novanta, Inc. (*)	788	120,383
OSI Systems, Inc. (*)	410	68,646

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   89

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

PC Connection, Inc.	4,184	$289,826
Plexus Corp. (*)	857	134,103
Sanmina Corp. (*)	1,814	137,265
ScanSource, Inc. (*)	2,791	132,433
TD SYNNEX Corp.	1,170	137,218
		4,261,986

Energy Equipment & Services | 0.2%
Enerflex Ltd.	7,011	69,759
North American Construction Group Ltd.	2,044	44,171
		113,930

Entertainment | 0.7%
Cinemark Holdings, Inc. (*)	5,460	169,151
IMAX Corp. (*)	3,446	88,218
Madison Square Garden Sports Corp. (*)	611	137,890
		395,259

Financial Services | 1.2%
Enact Holdings, Inc.	3,195	103,454
Euronet Worldwide, Inc. (*)	2,022	207,942
MGIC Investment Corp.	4,836	114,662
NMI Holdings, Inc. (*)	5,937	218,244
WEX, Inc. (*)	463	81,173
		725,475

Food Products | 0.8%
Lifeway Foods, Inc. (*)	9,896	245,421
Mission Produce, Inc. (*)	4,973	71,462
Simply Good Foods Co. (*)	3,675	143,251
		460,134

Ground Transportation | 0.5%
Covenant Logistics Group, Inc.	2,622	142,925
Knight-Swift Transportation Holdings, Inc.	2,488	131,964
		274,889

The accompanying notes are an integral part of these financial statements.

90   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care Equipment & Supplies | 3.7%
Artivion, Inc. (*)	1,627	$46,516
Cerus Corp. (*)	64,052	98,640
ClearPoint Neuro, Inc. (*)	2,227	34,251
CONMED Corp.	2,783	190,469
Dentsply Sirona, Inc.	2,276	43,198
Electromed, Inc. (*)	8,916	263,468
Glaukos Corp. (*)	1,372	205,718
Haemonetics Corp. (*)	1,941	151,553
iRadimed Corp.	4,396	241,780
Lantheus Holdings, Inc. (*)	565	50,545
LivaNova PLC (*)	2,923	135,364
Omnicell, Inc. (*)	3,665	163,166
Penumbra, Inc. (*)	733	174,073
QuidelOrtho Corp. (*)	1,287	57,336
RxSight, Inc. (*)	3,441	118,302
Semler Scientific, Inc. (*)	137	7,398
STAAR Surgical Co. (*)	5,170	125,579
Surmodics, Inc. (*)	458	18,137
Tactile Systems Technology, Inc. (*)	4,849	83,063
		2,208,556

Health Care Providers & Services | 1.6%
Addus HomeCare Corp. (*)	980	122,843
Amedisys, Inc. (*)	1,329	120,660
Chemed Corp.	177	93,775
Encompass Health Corp.	712	65,753
Option Care Health, Inc. (*)	8,874	205,877
Pediatrix Medical Group, Inc. (*)	8,065	105,813
Premier, Inc., Class A	10,248	217,257
Viemed Healthcare, Inc. (*)	4,398	35,272
		967,250

Health Care REITs | 0.6%
LTC Properties, Inc.	2,543	87,861
Omega Healthcare Investors, Inc.	3,175	120,174
Sabra Health Care, Inc.	7,029	121,742
		329,777

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   91

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care Technology | 0.2%
HealthStream, Inc.	3,119	$99,184

Hotels, Restaurants & Leisure | 1.3%
Accel Entertainment, Inc. (*)	16,132	172,290
Boyd Gaming Corp.	2,716	197,019
Despegar.com Corp. (*)	11,164	214,907
Dine Brands Global, Inc.	2,095	63,059
Sportradar Group AG, Class A (*)	8,522	147,771
		795,046

Household Durables | 3.1%
Cricut, Inc., Class A	28,434	162,074
Dream Finders Homes, Inc., Class A (*)	1,415	32,927
Flexsteel Industries, Inc.	2,486	135,089
Green Brick Partners, Inc. (*)	2,819	159,245
Hamilton Beach Brands Holding Co., Class A	4,782	80,481
Hovnanian Enterprises, Inc., Class A (*)	112	14,988
La-Z-Boy, Inc.	5,623	244,994
M/I Homes, Inc. (*)	751	99,846
Meritage Homes Corp.	327	50,299
Mohawk Industries, Inc. (*)	985	117,343
Newell Brands, Inc.	14,608	145,496
Taylor Morrison Home Corp. (*)	4,554	278,750
Tri Pointe Homes, Inc. (*)	7,521	272,712
Worthington Enterprises, Inc.	1,613	64,697
		1,858,941

Household Products | 0.2%
Oil-Dri Corp. of America	1,371	120,155

Independent Power & Renewable Electricity Producers | 0.2%
Brookfield Renewable Corp.	3,710	102,619

Industrial REITs | 0.4%
First Industrial Realty Trust, Inc.	1,549	77,651
Plymouth Industrial REIT, Inc.	4,953	88,164
STAG Industrial, Inc.	2,333	78,902
		244,717

The accompanying notes are an integral part of these financial statements.

92   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Insurance | 1.9%
Assurant, Inc.	503	$107,250
Assured Guaranty Ltd.	1,371	123,404
Axis Capital Holdings Ltd.	1,443	127,879
Enstar Group Ltd. (*)	359	115,616
Globe Life, Inc.	1,127	125,683
Hanover Insurance Group, Inc.	788	121,872
Primerica, Inc.	462	125,396
RLI Corp.	735	121,150
Unum Group	1,902	138,903
White Mountains Insurance Group Ltd.	23	44,736
		1,151,889

Interactive Media & Services | 0.9%
Match Group, Inc. (*)	2,976	97,345
MediaAlpha, Inc., Class A (*)	11,592	130,874
Outbrain, Inc. (*)	2,739	19,666
TrueCar, Inc. (*)	14,682	54,764
VTEX, Class A (*)	10,371	61,085
Yelp, Inc. (*)	3,680	142,416
Ziff Davis, Inc. (*)	1,122	60,969
		567,119

IT Services | 1.4%
Amdocs Ltd.	1,063	90,504
Backblaze, Inc., Class A (*)	8,066	48,557
DXC Technology Co. (*)	10,753	214,845
Hackett Group, Inc.	7,369	226,376
Kyndryl Holdings, Inc. (*)	4,232	146,427
Okta, Inc. (*)	1,360	107,168
Unisys Corp. (*)	4,981	31,530
		865,407

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   93

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Leisure Products | 1.0%
BRP, Inc.	2,682	$136,433
Revelyst, Inc. (*)	5,919	113,822
Smith & Wesson Brands, Inc.	23,599	238,468
YETI Holdings, Inc. (*)	2,919	112,411
		601,134

Life Sciences Tools & Services | 1.2%
Charles River Laboratories International, Inc. (*)	355	65,533
ChromaDex Corp. (*)	6,392	33,909
Medpace Holdings, Inc. (*)	1,120	372,098
Mesa Laboratories, Inc.	1,931	254,641
		726,181

Machinery | 1.8%
Albany International Corp., Class A	1,906	152,423
Blue Bird Corp. (*)	1,730	66,830
Greenbrier Cos., Inc.	1,098	66,967
Hyster-Yale, Inc.	847	43,138
Kennametal, Inc.	4,402	105,736
Luxfer Holdings PLC	10,127	132,562
Mueller Industries, Inc.	5,419	430,052
Tennant Co.	1,069	87,155
		1,084,863

Marine Transportation | 1.6%
Danaos Corp.	1,586	126,991
Euroseas Ltd.	5,023	181,833
Genco Shipping & Trading Ltd.	7,146	99,615
Global Ship Lease, Inc., Class A	3,096	67,586
Golden Ocean Group Ltd.	12,537	112,331
Matson, Inc.	1,583	213,452
Safe Bulkers, Inc.	33,095	118,149
Star Bulk Carriers Corp.	2,884	43,116
		963,073

The accompanying notes are an integral part of these financial statements.

94   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Media | 1.6%
Gambling.com Group Ltd. (*)	8,910	$125,453
Gannett Co., Inc. (*)	40,071	202,759
Liberty Broadband Corp., Class C (*)	1,976	147,726
Nexstar Media Group, Inc.	1,530	241,694
PubMatic, Inc., Class A (*)	4,411	64,798
TEGNA, Inc.	7,701	140,851
Thryv Holdings, Inc. (*)	3,319	49,121
		972,402

Mortgage Real Estate Investment Trusts (REITs) | 0.3%
Angel Oak Mortgage REIT, Inc.	1,745	16,194
Franklin BSP Realty Trust, Inc.	6,866	86,100
PennyMac Mortgage Investment Trust	5,438	68,464
		170,758

Office REITs | 0.3%
COPT Defense Properties	2,978	92,169
Kilroy Realty Corp.	2,869	116,051
		208,220

Oil, Gas & Consumable Fuels | 0.7%
Bw Lpg Ltd.	13,592	154,405
Hafnia Ltd.	26,553	147,900
Permian Basin Royalty Trust	5,980	66,258
Sabine Royalty Trust	1,003	65,005
		433,568

Paper & Forest Products | 0.3%
Sylvamo Corp.	2,393	189,095

Passenger Airlines | 0.1%
SkyWest, Inc. (*)	731	73,195

Personal Care Products | 0.1%
Herbalife Ltd. (*)	12,505	83,659

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   95

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Pharmaceuticals | 0.3%
High Tide, Inc. (*)	21,502	$66,441
Organon & Co.	7,897	117,823
		184,264

Professional Services | 6.3%
Barrett Business Services, Inc.	7,803	338,962
CACI International, Inc., Class A (*)	732	295,772
Conduent, Inc. (*)	14,903	60,208
CSG Systems International, Inc.	2,758	140,961
ExlService Holdings, Inc. (*)	6,076	269,653
Franklin Covey Co. (*)	5,831	219,129
FTI Consulting, Inc. (*)	1,490	284,784
Genpact Ltd.	6,406	275,138
Heidrick & Struggles International, Inc.	6,245	276,716
Huron Consulting Group, Inc. (*)	946	117,550
IBEX Holdings Ltd. (*)	5,090	109,384
ICF International, Inc.	376	44,823
Kelly Services, Inc., Class A	8,520	118,769
Korn Ferry	2,685	181,103
ManpowerGroup, Inc.	3,369	194,459
Maximus, Inc.	3,066	228,877
TELUS International CDA, Inc. (*)	19,755	77,440
Upwork, Inc. (*)	8,931	146,022
Willdan Group, Inc. (*)	4,637	176,623
WNS Holdings Ltd. (*)	3,924	185,958
		3,742,331

Real Estate Management & Development | 0.5%
FirstService Corp.	620	112,233
FRP Holdings, Inc. (*)	1,657	50,754
Marcus & Millichap, Inc.	2,069	79,160
RMR Group, Inc., Class A	2,166	44,706
		286,853

The accompanying notes are an integral part of these financial statements.

96   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Residential REITs | 0.6%
Camden Property Trust	894	$103,740
Elme Communities	7,325	111,852
Veris Residential, Inc.	7,057	117,358
		332,950

Retail REITs | 2.2%
Acadia Realty Trust	5,096	123,119
Agree Realty Corp.	1,415	99,687
Brixmor Property Group, Inc.	4,274	118,988
Federal Realty Investment Trust	740	82,843
Getty Realty Corp.	3,565	107,414
InvenTrust Properties Corp.	4,164	125,461
Kite Realty Group Trust	3,734	94,246
NNN REIT, Inc.	2,427	99,143
Phillips Edison & Co., Inc.	2,417	90,541
Retail Opportunity Investments Corp.	7,416	128,742
Tanger, Inc.	3,686	125,803
Whitestone REIT	7,602	107,720
		1,303,707

Semiconductors & Semiconductor Equipment | 2.3%
Allegro MicroSystems, Inc. (*)	6,251	136,647
Amkor Technology, Inc.	5,931	152,367
Cirrus Logic, Inc. (*)	2,102	209,317
FormFactor, Inc. (*)	5,233	230,252
Onto Innovation, Inc. (*)	673	112,169
Rambus, Inc. (*)	6,027	318,587
Semtech Corp. (*)	1,469	90,858
Silicon Laboratories, Inc. (*)	779	96,767
Ultra Clean Holdings, Inc. (*)	407	14,632
		1,361,596

Software | 13.1%
A10 Networks, Inc.	10,965	201,756
ACI Worldwide, Inc. (*)	4,022	208,782

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   97

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Agilysys, Inc. (*)	1,992	$262,366
Alarm.com Holdings, Inc. (*)	721	43,837
Alkami Technology, Inc. (*)	6,161	225,985
Appfolio, Inc., Class A (*)	1,042	257,082
BILL Holdings, Inc. (*)	820	69,462
Blackbaud, Inc. (*)	1,551	114,650
Blackline, Inc. (*)	2,285	138,837
Box, Inc., Class A (*)	3,752	118,563
Braze, Inc., Class A (*)	2,949	123,504
Clear Secure, Inc., Class A	4,713	125,554
Clearwater Analytics Holdings, Inc., Class A (*)	5,735	157,827
CommVault Systems, Inc. (*)	1,899	286,578
Consensus Cloud Solutions, Inc. (*)	5,298	126,410
Descartes Systems Group, Inc. (*)	1,193	135,525
Docebo, Inc. (*)	4,243	189,959
Dolby Laboratories, Inc., Class A	3,195	249,530
DoubleVerify Holdings, Inc. (*)	9,036	173,582
E2open Parent Holdings, Inc. (*)	14,473	38,498
Elastic NV (*)	1,844	182,704
Enfusion, Inc., Class A (*)	12,954	133,426
Freshworks, Inc., Class A (*)	11,928	192,876
HashiCorp, Inc., Class A (*)	3,732	127,672
Intapp, Inc. (*)	2,743	175,799
InterDigital, Inc.	1,595	308,983
JFrog Ltd. (*)	4,293	126,257
Karooooo Ltd.	1,294	58,424
Magic Software Enterprises Ltd.	2,020	24,301
Monday.com Ltd. (*)	803	189,058
N-Able, Inc. (*)	9,541	89,113
nCino, Inc. (*)	3,215	107,960
Open Text Corp.	4,733	134,039
Pagaya Technologies Ltd., Class A (*)	10,210	94,851
Pegasystems, Inc.	3,060	285,192
Procore Technologies, Inc. (*)	1,445	108,274
Progress Software Corp.	3,169	206,460
Radware Ltd. (*)	7,983	179,857

The accompanying notes are an integral part of these financial statements.

98   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Red Violet, Inc. (*)	3,324	$120,329
Sapiens International Corp. NV	3,614	97,108
SEMrush Holdings, Inc., Class A (*)	4,206	49,967
SentinelOne, Inc. Class A (*)	5,890	130,758
SimilarWeb Ltd. (*)	4,699	66,585
Smartsheet, Inc., Class A (*)	2,266	126,964
Sprinklr, Inc., Class A (*)	17,206	145,391
Sprout Social, Inc., Class A (*)	5,985	183,799
SPS Commerce, Inc. (*)	303	55,749
Tenable Holdings, Inc. (*)	2,582	101,679
Teradata Corp. (*)	8,653	269,541
Verint Systems, Inc. (*)	7,261	199,314
Weave Communications, Inc. (*)	8,778	139,746
Workiva, Inc. (*)	1,516	166,002
		7,826,465

Specialized REITs | 0.2%
Four Corners Property Trust, Inc.	4,243	115,155

Specialty Retail | 3.1%
Abercrombie & Fitch Co., Class A (*)	1,903	284,441
Asbury Automotive Group, Inc. (*)	374	90,893
AutoNation, Inc. (*)	809	137,401
Betterware de Mexico SAPI de CV	503	5,623
Boot Barn Holdings, Inc. (*)	713	108,248
Build-A-Bear Workshop, Inc.	5,189	238,902
Genesco, Inc. (*)	3,312	141,588
Group 1 Automotive, Inc.	432	182,079
National Vision Holdings, Inc. (*)	5,365	55,903
Revolve Group, Inc. (*)	4,475	149,868
Signet Jewelers Ltd.	1,436	115,900
Urban Outfitters, Inc. (*)	4,020	220,618
Valvoline, Inc. (*)	3,728	134,879
		1,866,343

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   99

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Technology Hardware, Storage & Peripherals | 0.4%
Immersion Corp.	4,326	$37,766
Turtle Beach Corp. (*)	10,806	187,052
		224,818

Textiles, Apparel & Luxury Goods | 2.4%
Crocs, Inc. (*)	1,332	145,894
Figs, Inc., Class A (*)	10,259	63,503
G-III Apparel Group Ltd. (*)	3,241	105,721
Gildan Activewear, Inc.	4,116	193,658
PVH Corp.	1,384	146,358
Skechers USA, Inc., Class A (*)	2,303	154,854
Steven Madden Ltd.	4,660	198,143
Superior Group of Cos., Inc.	6,666	110,189
Tapestry, Inc.	3,226	210,755
Wolverine World Wide, Inc.	4,089	90,776
		1,419,851

Trading Companies & Distributors | 1.9%
Boise Cascade Co.	1,910	227,023
DNOW, Inc. (*)	17,913	233,048
GATX Corp.	451	69,887
Global Industrial Co.	955	23,674
Herc Holdings, Inc.	404	76,489
Karat Packaging, Inc.	5,030	152,208
McGrath RentCorp	1,945	217,490
MRC Global, Inc. (*)	9,808	125,346
		1,125,165

Water Utilities | 0.1%
Consolidated Water Co. Ltd.	1,617	41,864

Wireless Telecommunication Services | 0.5%
Millicom International Cellular SA (*)	8,239	206,057
Spok Holdings, Inc.	4,135	66,367
		272,424

Total Common Stocks (Cost $51,422,622)		59,243,199

The accompanying notes are an integral part of these financial statements.

100   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (concluded)

Rights | 0.0%

Biotechnology | 0.0%
Epizyme, Inc. CVR Expires 2499 (*), (¢)	41,136	$823
Radius Health, Inc. CVR Expires 2499 (*), (¢)	7,231	578
		1,401

Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR Expires 2499 (*), (¢)	10,077	0

Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2499 (*), (¢)	1,139	0
Expires 2499 (*), (¢)	1,139	0

Total Rights (Cost $15,847)		1,401

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $111,076)	111,076	111,076

Total Investments | 100.1% (Cost $51,776,652)		$59,622,262

Liabilities in Excess of Cash and Other Assets | (0.1)%		(38,818)

Net Assets | 100.0%		$59,583,444

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   101

The Lazard Funds, Inc. Notes to Portfolios of Investments
December 31, 2024

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy, see Note 8 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At December 31, 2024, the percentage of net assets for each portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	0.7%
International Equity Advantage Portfolio	0.2%

(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interests
CVR	—	Contingent Value Rights
GDR	—	Global Depositary Receipt
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
QPSC	—	Qatari Public Shareholding Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong-Kong Dollar
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	Euro	USD	—	United States Dollar

Counterparty Abbreviations:
BNP	—	BNP Paribas SA	MEL	—	Bank of New York Mellon Corp.
CAN	—	Canadian Imperial Bank of Commerce	MSC	—	Morgan Stanley & Co.
CIT	—	Citibank N.A.	RBC	—	Royal Bank of Canada
HSB	—	HSBC Bank USA N.A.	SCB	—	Standard Chartered Bank
			SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

102   Annual Financial Statements

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Portfolio holdings by industry (as a percentage of net assets):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.8%	—%
Air Freight & Logistics	3.5	—	0.4	—
Automobile Components	0.4	—	0.5	1.7
Automobiles	1.0	2.0	2.8	1.0
Banks	21.5	20.8	16.2	22.6
Beverages	2.2	1.8	1.0	—
Biotechnology	—	1.0	0.1	—
Broadline Retail	4.4	5.1	4.4	3.1
Building Products	—	—	0.1	—
Capital Markets	—	0.9	1.2	—
Chemicals	0.7	1.5	1.4	1.5
Commercial Services & Supplies	—	—	—	—
Communications Equipment	1.1	—	0.3	—
Construction & Engineering	—	1.7	0.5	—
Construction Materials	—	—	0.3	2.4
Consumer Finance	1.1	—	0.6	—
Consumer Staples Distribution & Retail	0.9	3.1	1.1	1.8
Containers & Packaging	—	—	0.1	—
Diversified Consumer Services	—	—	0.1	—
Diversified Telecommunication Services	—	—	1.0	4.6
Electric Utilities	—	—	0.8	—
Electrical Equipment	2.0	1.5	1.5	—
Electronic Equipment, Instruments & Components	3.0	—	2.8	1.3
Energy Equipment & Services	0.8	1.2	0.4	0.8
Entertainment	—	0.9	1.6	2.0
Financial Services	0.8	0.8	1.0	—
Food Products	—	—	1.3	2.5
Gas Utilities	—	—	0.6	1.1
Ground Transportation	1.1	—	—	—
Health Care Equipment & Supplies	—	1.0	0.1	—
Health Care Providers & Services	—	—	0.4	3.0
Hotels, Restaurants & Leisure	3.5	5.3	2.6	0.8
Household Durables	1.0	0.6	0.8	3.0
Household Products	—	0.9	—	0.8
Independent Power & Renewable Electricity Producers	—	—	0.4	0.7
Industrial Conglomerates	—	0.9	0.5	3.3
Insurance	1.4	1.4	3.4	5.0

The accompanying notes are an integral part of these financial statements.

104   Annual Financial Statements

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio

—%	—%	—%	1.0%	4.0%
—	—	—	—	—
—	—	—	0.7	1.4
—	—	—	2.1	1.5
—	3.9	—	14.0	12.2
—	5.3	—	0.2	2.7
—	1.6	—	—	—
—	6.1	—	3.6	—
—	0.7	—	0.2	0.6
—	6.3	—	2.5	2.9
—	—	—	2.4	3.6
10.0	—	—	1.1	—
—	1.7	—	0.1	—
7.2	—	12.4	1.3	—
—	—	—	—	1.0
—	—	—	0.1	—

—	0.7	—	1.1	1.5
—	0.7	—	—	—
4.0	—	—	—	—

—	—	—	0.4	1.4
—	—	21.2	2.7	1.0
—	3.8	—	3.2	2.6

—	2.6	—	1.5	2.2
—	—	—	0.1	—
—	1.6	—	1.9	—
14.9	3.1	—	1.5	—
—	—	—	1.7	1.1
4.9	—	9.2	0.2	—
—	—	8.8	0.2	—
6.5	0.9	—	—	1.3
13.4	1.2	—	0.4	—
5.9	1.2	—	2.3	1.6
—	—	—	2.3	—
—	1.5	—	1.0	1.0

—	—	—	0.1	—
—	—	—	—	2.4
—	2.7	—	6.0	4.0

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   105

Portfolio holdings by industry (as a percentage of net assets) (continued):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Interactive Media & Services	5.8%	4.7%	5.1%	1.0%
IT Services	2.3	1.4	2.9	0.8
Leisure Products	—	—	—	—
Life Sciences Tools & Services	—	—	—	—
Machinery	4.8	2.2	0.8	1.3
Marine Transportation	—	—	0.1	—
Media	—	—	—	—
Metals & Mining	—	3.3	3.3	2.7
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	2.8	4.6	3.4	5.2
Paper & Forest Products	0.6	—	0.2	—
Passenger Airlines	—	1.3	0.5	—
Personal Care Products	—	1.2	1.0	2.5
Pharmaceuticals	1.3	—	3.4	0.9
Professional Services	—	—	0.1	—
Real Estate Management & Development	—	3.9	2.0	—
Retail REITs	—	—	—	—
Semiconductors & Semiconductor Equipment	19.9	17.6	13.6	13.8
Software	1.7	—	0.2	—
Specialty Retail	1.5	—	0.7	1.0
Technology Hardware, Storage & Peripherals	5.8	2.9	4.1	1.8
Textiles, Apparel & Luxury Goods	0.9	—	0.8	—
Tobacco	—	0.9	—	0.7
Trading Companies & Distributors	—	—	0.2	—
Transportation Infrastructure	1.7	2.1	0.9	1.8
Water Utilities	—	—	0.5	—
Wireless Telecommunication Services	—	1.0	1.2	2.3
Subtotal	99.5	99.5	96.1	98.8
Warrants	—	—	—	—
Short-Term Investments	0.6	0.1	1.5	1.3
Total Investments	100.1%	99.6%	97.6%	100.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

106   Annual Financial Statements

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio

—%	1.1%	—%	2.2%	1.5%
4.1	2.8	—	2.2	4.4
—	0.9	—	—	0.9
—	5.1	—	—	1.2
1.0	2.6	—	2.8	3.7
—	—	—	0.1	—
7.7	—	1.2	—	—
—	—	—	3.7	1.3
6.0	—	14.0	0.3	1.6
—	—	—	4.4	1.5
—	—	—	—	—
—	—	—	2.1	1.6
—	1.7	—	0.3	2.8
—	2.5	—	8.0	5.5
1.1	7.9	—	1.8	6.6

—	—	—	1.4	1.3
—	—	—	0.1	—

—	7.9	—	6.9	4.0
—	10.2	—	0.4	—
—	2.9	—	—	3.2

—	4.9	—	2.3	0.8
3.1	1.7	—	—	6.1
—	—	—	2.2	—
—	1.1	—	0.4	1.0
—	—	15.5	0.3	—
8.0	—	10.2	—	—

—	—	—	1.2	—
97.8	98.9	92.5	99.0	99.0
—	—	—	0.0	—
1.9	1.0	5.9	0.9	0.3
99.7%	99.9%	98.4%	99.9%	99.3%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   107

Portfolio holdings by industry (as a percentage of net assets) (continued):

Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	3.2%	—%	1.8%	4.2%
Automobile Components	0.6	—	2.4	—
Automobiles	0.8	—	—	1.0
Banks	13.1	2.9	6.8	11.3
Beverages	0.8	3.6	1.2	6.3
Biotechnology	—	—	3.7	0.9
Broadline Retail	—	2.7	—	—
Building Products	—	2.5	5.4	0.9
Capital Markets	2.2	9.1	3.3	3.8
Chemicals	3.5	—	5.5	0.8
Closed-End Management Investment Companies	—	—	—	—
Commercial Services & Supplies	—	—	—	1.6
Communications Equipment	—	—	—	—
Construction & Engineering	—	—	1.1	—
Construction Materials	1.7	—	—	2.7
Consumer Finance	—	—	—	—
Consumer Staples Distribution & Retail	—	2.9	0.8	0.8
Containers & Packaging	—	—	—	—
Distributors	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified REITs	—	—	1.4	—
Diversified Telecommunication Services	0.7	—	1.1	—
Electric Utilities	—	—	—	0.9
Electrical Equipment	2.9	—	2.5	2.1
Electronic Equipment, Instruments & Components	0.5	8.1	4.4	3.9
Energy Equipment & Services	—	—	—	—
Entertainment	1.4	3.3	0.9	—
Financial Services	—	—	2.5	0.9
Food Products	—	—	3.1	—
Gas Utilities	—	—	1.2	—
Ground Transportation	—	—	—	1.7
Health Care Equipment & Supplies	3.6	6.8	3.2	3.8
Health Care Providers & Services	—	—	—	—
Health Care REITs	—	—	—	—
Health Care Technology	—	1.3	—	—
Hotels, Restaurants & Leisure	2.3	—	1.0	2.3
Household Durables	—	—	2.5	—
Household Products	1.0	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	—

The accompanying notes are an integral part of these financial statements.

108   Annual Financial Statements

Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

4.7%	—%	—%	—%	—%
—	—	1.3	—	1.2
4.8	—	1.3	—	0.2
—	3.5	7.6	1.8	2.1
—	—	—	—	0.3
4.3	0.6	4.6	0.5	5.3
9.9	8.1	—	—	0.2
—	—	1.0	2.5	1.2
15.3	10.3	6.5	8.0	1.7
—	—	—	2.5	2.2

—	—	—	—	0.5
—	2.9	1.3	2.8	4.4
—	—	—	—	2.3
—	—	—	—	1.4
—	—	0.8	—	0.7
—	—	—	1.3	0.5

—	—	4.7	—	0.4
—	—	1.0	1.0	0.5
—	—	—	—	0.2
—	—	—	—	3.3
—	—	—	—	0.4

—	—	—	—	0.6
—	—	—	—	—
4.3	1.6	2.1	2.5	1.4

3.5	—	3.6	1.5	7.1
—	—	2.7	—	0.2
—	—	1.3	—	0.7
3.8	4.6	—	4.3	1.2
—	—	—	—	0.8
—	—	—	—	—
—	3.0	1.0	1.8	0.5
—	1.7	6.4	3.7	3.7
—	3.8	—	3.8	1.6
—	—	—	—	0.6
—	—	2.2	—	0.2
3.5	3.1	4.1	0.9	1.3
—	—	—	—	3.1
—	—	—	2.7	0.2

—	—	—	—	0.2

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   109

Portfolio holdings by industry (as a percentage of net assets) (continued):

Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio

Industrial Conglomerates	1.4%	—%	—%	—%
Industrial REITs	—	—	—	—
Insurance	6.0	6.0	5.2	7.4
Interactive Media & Services	2.9	4.6	1.0	—
IT Services	2.6	3.1	1.2	1.6
Leisure Products	—	1.8	2.4	—
Life Sciences Tools & Services	1.2	1.2	—	3.5
Machinery	3.7	1.5	5.3	2.9
Marine Transportation	—	—	—	—
Media	—	—	—	2.9
Mortgage Real Estate Investment Trusts (REITs)	—	—	—	—
Multi-Utilities	1.5	—	—	2.5
Office REITs	—	—	—	—
Oil, Gas & Consumable Fuels	1.6	—	1.6	0.7
Paper & Forest Products	—	—	—	—
Passenger Airlines	1.7	—	—	1.0
Personal Care Products	3.0	2.6	—	—
Pharmaceuticals	4.5	—	1.1	5.2
Professional Services	7.1	10.4	6.7	5.9
Real Estate Management & Development	1.3	—	6.1	—
Residential REITs	—	—	—	—
Retail REITs	—	—	—	—
Semiconductors & Semiconductor Equipment	8.8	6.0	1.0	7.0
Software	1.4	7.7	3.1	1.2
Specialized REITs	—	—	—	—
Specialty Retail	1.3	2.9	3.0	2.7
Technology Hardware, Storage & Peripherals	0.6	—	—	0.9
Textiles, Apparel & Luxury Goods	5.4	2.6	2.5	1.6
Trading Companies & Distributors	2.0	5.1	4.0	1.1
Water Utilities	—	—	—	—
Wireless Telecommunication Services	—	—	—	—
Subtotal	96.3	98.7	100.0	98.0
Rights	—	—	—	—
Short-Term Investments	3.3	1.2	1.0	1.5
Total Investments	99.6%	99.9%	101.0%	99.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

110   Annual Financial Statements

Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

—%	—%	—%	—%	—%
—	1.9	—	1.4	0.4
4.6	3.6	5.7	1.3	1.9
—	4.9	3.8	—	0.9
7.2	2.9	2.0	2.6	1.4
—	—	—	—	1.0
2.9	4.6	1.4	5.9	1.2
—	2.1	8.6	4.9	1.8
—	—	—	—	1.6
—	—	—	—	1.6

—	—	—	—	0.3
—	—	—	—	—
—	—	—	—	0.3
—	2.6	2.8	—	0.7
—	—	—	—	0.3
—	—	—	—	0.1
—	—	—	—	0.1
7.6	1.3	1.7	4.2	0.3
—	1.5	2.6	—	6.3

—	2.2	—	1.0	0.5
—	—	—	—	0.6
—	—	1.5	—	2.2

18.5	9.8	5.4	9.7	2.3
—	10.0	2.8	15.4	13.1
3.7	—	1.7	—	0.2
—	—	2.6	3.2	3.1

—	6.2	—	6.3	0.4
—	—	1.1	—	2.4
—	—	2.1	—	1.9
—	—	—	—	0.1

—	—	—	—	0.5
98.6	96.8	99.3	97.5	99.9
—	—	—	—	0.0
2.1	3.3	—	2.8	0.2
100.7%	100.1%	99.3%	100.3%	100.1%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   111

The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2024	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

ASSETS
Investments in securities, at fair value	$88,582,618	$111,834,931
Non-controlled affiliated issuers, at fair value (Note 5)	—	—
Cash	—	—
Foreign currency, at fair value	40,327	8,047
Receivables for:
Dividends	113,382	68,393
Capital stock sold	40,582	54,117
Investments sold	—	936,709
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	88,776,909	112,902,197
LIABILITIES
Payables for:
Management fees	68,407	88,770
Accrued custodian fees	18,607	24,250
Accrued administration fees	7,076	7,870
Accrued professional services	40,130	35,377
Accrued distribution fees	970	560
Foreign capital gains taxes	134,034	491,328
Capital stock redeemed	34,724	11,139
Investments purchased	—	—
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	13,682	8,212
Total liabilities	317,630	667,506
Net assets	$88,459,279	$112,234,691
NET ASSETS
Paid in capital	$189,012,970	$163,574,076
Distributable earnings (Accumulated loss)	(100,553,691)	(51,339,385)
Net assets	$88,459,279	$112,234,691
Institutional Shares
Net assets	$82,907,983	$109,428,063
Shares of capital stock outstanding*	6,184,312	10,536,428
Net asset value, offering and redemption price per share	$13.41	$10.39
Open Shares
Net assets	$5,551,296	$2,031,887
Shares of capital stock outstanding*	416,605	196,087
Net asset value, offering and redemption price per share	$13.33	$10.36
R6 Shares
Net assets	—	$774,741
Shares of capital stock outstanding*	—	74,469
Net asset value, offering and redemption price per share	—	$10.40
Cost of investments in securities	$63,660,476	$90,434,337
Cost of non-controlled affiliated issuers	—	—
Cost of foreign currency	$40,574	$8,069

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

112   Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$191,600,380	$3,241,693,010	$172,661,465	$98,242,890	$7,437,435,028
—	—	—	—	856,750,903
—	—	—	1,267	—
222,472	2,177,162	10	831	2,465

224,323	7,982,729	797,830	138,030	34,694,421
5,404,010	4,365,763	190	113,683	20,175,742
1,026	52,543	—	—	—

—	—	—	—	97,815,420
197,452,211	3,256,271,207	173,459,495	98,496,701	8,446,873,979

124,257	2,811,342	122,019	57,017	6,506,123
29,011	202,762	23,338	16,496	531,391
8,765	82,474	10,056	7,455	201,977
30,607	75,195	27,771	27,672	133,686
127	72,792	32	170	60,798
327,057	5,275,263	—	—	—
541,782	1,636,213	172,672	32,279	8,378,719
—	7,058,509	—	—	—

—	—	—	—	1,641,848
5,697	412,511	5,564	4,893	313,853
1,067,303	17,627,061	361,452	145,982	17,768,395
$196,384,908	$3,238,644,146	$173,098,043	$98,350,719	$8,429,105,584

$193,954,523	$3,910,053,561	$190,729,690	$62,340,505	$7,844,509,529
2,430,385	(671,409,415)	(17,631,647)	36,010,214	584,596,055
$196,384,908	$3,238,644,146	$173,098,043	$98,350,719	$8,429,105,584

$193,779,254	$2,941,483,271	$172,952,137	$97,667,268	$8,156,171,177
16,237,178	164,138,454	20,757,420	5,355,688	521,906,235

$11.93	$17.92	$8.33	$18.24	$15.63

$269,778	$266,112,209	$145,906	$683,451	$272,934,407
22,617	14,335,590	17,512	37,471	17,449,526

$11.93	$18.56	$8.33	$18.24	$15.64

$2,335,876	$31,048,666	—	—	—
195,690	1,731,366	—	—	—

$11.94	$17.93	—	—	—
$176,643,350	$3,015,743,929	$190,239,996	$64,781,770	$6,623,264,191
—	—	—	—	$1,377,000,522
$223,886	$2,189,502	$10	$834	$2,478

Annual Financial Statements   113

December 31, 2024	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio

ASSETS
Investments in securities, at fair value	$27,275,942	$911,809,972
Foreign currency, at fair value	5,040	9,786
Receivables for:
Dividends	37,789	5,747,393
Capital stock sold	33,769	2,175,761
Investments sold	—	15,678
Amount due from Investment Manager (Note 3)	—	—
Total assets	27,352,540	919,758,590
LIABILITIES
Payables for:
Management fees	3,252	603,199
Foreign capital gains taxes	—	—
Accrued custodian fees	16,733	82,150
Accrued professional services	27,038	45,901
Accrued administration fees	4,957	36,583
Accrued distribution fees	4,369	14,531
Accrued directors’ fees	—	669
Capital stock redeemed	—	464,395
Investments purchased	—	—
Other accrued expenses and payables	2,134	87,428
Total liabilities	58,483	1,334,856
Net assets	$27,294,057	$918,423,734
NET ASSETS
Paid in capital	$26,063,154	$768,586,491
Distributable earnings (Accumulated loss)	1,230,903	149,837,243
Net assets	$27,294,057	$918,423,734
Institutional Shares
Net assets	$5,383,864	$790,903,238
Shares of capital stock outstanding*	456,352	50,306,146
Net asset value, offering and redemption price per share	$11.80	$15.72

Open Shares
Net assets	$21,910,193	$57,855,493
Shares of capital stock outstanding*	1,855,975	3,618,341
Net asset value, offering and redemption price per share	$11.81	$15.99

R6 Shares
Net assets	—	$69,665,003
Shares of capital stock outstanding*	—	4,441,270
Net asset value, offering and redemption price per share	—	$15.69
Cost of investments in securities	$26,161,099	$755,668,027
Cost of foreign currency	$5,052	$9,787

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

114   Annual Financial Statements

Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio

$49,475,803	$305,951,897	$9,033,098	$2,544,051,749	$62,073,806
252	8,878	4,750	7,900,608	—

186,721	348,168	58,254	11,163,836	4,068
182,061	348,086	2,181	7,229,351	20,368
615	—	—	996,638	—
—	—	4,420	—	—
49,845,452	306,657,029	9,102,703	2,571,342,182	62,098,242

25,969	200,172	—	1,866,865	94,093
—	—	—	1,482,770	—
14,125	21,890	10,615	252,581	17,003
30,689	28,335	30,436	107,534	32,637
5,972	13,334	4,609	98,997	7,003
514	394	1,387	56,310	3,473
15	—	9	3,039	865
8,149	136,132	105,470	10,817,778	287,210
63,829	10	—	—	—
5,253	11,754	2,745	467,722	26,656
154,515	412,021	155,271	15,153,596	468,940
$49,690,937	$306,245,008	$8,947,432	$2,556,188,586	$61,629,302

$45,022,984	$290,660,148	$11,294,303	$2,120,535,399	$58,542,539
4,667,953	15,584,860	(2,346,871)	435,653,187	3,086,763
$49,690,937	$306,245,008	$8,947,432	$2,556,188,586	$61,629,302

$47,111,342	$294,241,831	$2,751,921	$2,305,654,001	$48,683,650
4,467,741	18,435,403	346,632	171,310,239	12,440,269

$10.54	$15.96	$7.94	$13.46	$3.91

$2,579,595	$2,048,413	$6,195,511	$198,449,664	$12,945,167
243,317	129,114	777,816	14,576,837	3,162,069

$10.60	$15.87	$7.97	$13.61	$4.09

—	$9,954,764	—	$52,084,921	$485
—	623,556	—	3,865,023	116

—	$15.96	—	$13.48	$4.18

$43,230,840	$285,292,675	$8,727,481	$2,121,109,201	$58,657,894
$257	$8,881	$4,845	$7,948,822	$—

Annual Financial Statements   115

December 31, 2024	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio

ASSETS
Investments in securities, at fair value	$93,602,564	$37,702,641
Cash	—	322,296
Receivables for:
Dividends	23,032	6,519
Investments sold	—	—
Capital stock sold	—	9,463
Total assets	93,625,596	38,040,919
LIABILITIES
Payables for:
Management fees	40,790	17,177
Accrued professional services	27,838	27,087
Accrued custodian fees	17,432	15,744
Accrued administration fees	7,135	5,502
Accrued distribution fees	256	1,656
Capital stock redeemed	—	57
Other accrued expenses and payables	3,152	4,367
Total liabilities	96,603	71,590
Net assets	$93,528,993	$37,969,329
NET ASSETS
Paid in capital	$60,223,045	$31,621,386
Distributable earnings (Accumulated loss)	33,305,948	6,347,943
Net assets	$93,528,993	$37,969,329
Institutional Shares
Net assets	$47,286,756	$30,583,897
Shares of capital stock outstanding*	2,869,775	2,557,681
Net asset value, offering and redemption price per share	$16.48	$11.96

Open Shares
Net assets	$1,201,770	$7,173,381
Shares of capital stock outstanding*	72,490	690,148
Net asset value, offering and redemption price per share	$16.58	$10.39

R6 Shares
Net assets	$45,040,467	$212,051
Shares of capital stock outstanding*	2,731,939	17,663
Net asset value, offering and redemption price per share	$16.49	$12.01
Cost of investments in securities	$60,830,043	$32,327,185

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

116   Annual Financial Statements

Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$13,140,399	$59,622,262
—	1,944

5,678	63,369
—	15,082
2,500	11,207
13,148,577	59,713,864

4,856	31,468
25,174	26,665
9,072	28,138
4,680	5,760
147	32
—	35,234
2,078	3,123
46,007	130,420
$13,102,570	$59,583,444

$9,274,576	$51,111,662
3,827,994	8,471,782
$13,102,570	$59,583,444

$12,361,117	$59,298,229
854,086	5,318,947

$14.47	$11.15

$741,453	$159,330
51,195	14,258

$14.48	$11.17

—	$125,885
—	11,296

—	$11.14
$9,369,430	$51,776,652

Annual Financial Statements   117

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2024	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio

Investment Income (Loss)
Dividends#
Unaffiliated issuers	$1,916,950	$2,762,490
Non-controlled affiliated issuers (Note 5)(a)	—	—
Non-cash income	—	—
Total investment income*	1,916,950	2,762,490
Expenses
Management fees (Note 3)	914,077	1,162,703
Custodian fees	54,311	70,653
Administration fees	28,201	31,571
Shareholders’ services	20,421	17,997
Distribution fees (Open Shares)	14,013	5,867
Directors’ fees and expenses	11,796	13,697
Professional services	58,839	85,468
Shareholders’ reports	10,053	11,837
Registration fees	38,926	44,656
Other^	8,571	12,467
Total gross expenses	1,159,208	1,456,916
Management fees waived and expenses reimbursed	(138,232)	(169,449)
Total net expenses	1,020,976	1,287,467
Net investment income (loss)	895,974	1,475,023
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(686,619)	4,348,281
Non-controlled affiliated issuers(a)	—	—
Foreign currency transactions	(23,885)	(78,889)
Forward currency contracts	—	—
Total net realized gain (loss)	(710,504)	4,269,392
Net change in unrealized appreciation (depreciation) on:
Investments†	5,616,654	2,333,515
Non-controlled affiliated issuers(a)	—	—
Foreign currency translations	456	(758)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	5,617,110	2,332,757
Net realized and unrealized gain (loss)	4,906,606	6,602,149
Net increase (decrease) in net assets resulting from operations	$5,802,580	$8,077,172
*# Net of foreign withholding taxes of	$266,154	$323,866
** Net of foreign capital gains taxes of	$69,362	$83,758
† Includes net change in foreign capital gains taxes of	$11,790	$(189,932)
^ Includes interest on line of credit of	$292	$1,423

(a)	See Note 5 for information on affiliated issuers

The accompanying notes are an integral part of these financial statements.

118   Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$3,855,980	$136,864,215	$5,767,796	$1,462,224	$276,460,901
—	—	—	—	70,051,093
—	—	—	—	22,819,974
3,855,980	136,864,215	5,767,796	1,462,224	369,331,968

1,073,849	28,905,745	1,406,117	663,474	78,860,311
85,902	604,440	63,923	49,913	1,590,390
34,163	315,772	39,044	29,848	795,077
19,682	310,361	17,478	16,756	724,204
764	707,603	421	1,908	701,367
14,392	209,924	16,823	12,596	661,959
59,302	256,547	51,525	50,145	611,978
10,302	142,149	6,118	6,237	414,367
40,989	102,509	34,914	45,149	237,256
22,865	100,881	12,866	10,260	381,723
1,362,210	31,655,931	1,649,229	886,286	84,978,632
(60,104)	(2,759)	(3,381)	(5,009)	—
1,302,106	31,653,172	1,645,848	881,277	84,978,632
2,553,874	105,211,043	4,121,948	580,947	284,353,336

5,806,962	137,862,274	21,286,094	8,846,730	397,838,279
—	—	—	—	(2,114,590)
(212,709)	(2,026,730)	(17,507)	(8,833)	1,072,774
—	—	—	—	253,478,338
5,594,253	135,835,544	21,268,587	8,837,897	650,274,801

4,882,346	(62,071,926)	(29,961,922)	855,166	(233,072,464)
—	—	—	—	(256,935,026)
(5,029)	(205,526)	(14,185)	(6,268)	(634,931)
—	—	—	—	124,233,365

4,877,317	(62,277,452)	(29,976,107)	848,898	(366,409,056)
10,471,570	73,558,092	(8,707,520)	9,686,795	283,865,745

$13,025,444	$178,769,135	$(4,585,572)	$10,267,742	$568,219,081

$544,727	$14,125,677	$281,906	$64,782	$19,655,819
$358,383	$1,977,676	$—	$—	$—
$106,744	$(1,969,754)	$—	$—	$—
$11,186	$—	$742	$889	$—

#	Dividend income for Lazard Global Equity Select Portfolio includes $16,636 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $81,418. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Annual Financial Statements   119

For the Year Ended December 31, 2024	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio

Investment Income (Loss)
Income
Dividends#	$581,095	$29,831,708
Total investment income*	581,095	29,831,708
Expenses
Management fees (Note 3)	143,469	8,054,632
Custodian fees	50,222	256,908
Distribution fees (Open Shares)	44,989	151,397
Professional services	45,192	219,378
Administration fees	19,991	148,240
Directors’ fees and expenses	6,538	89,861
Shareholders’ services	10,965	106,442
Shareholders’ reports	3,797	68,326
Registration fees	33,102	96,674
Other^	8,814	67,172
Total gross expenses	367,079	9,259,030
Management fees waived and expenses reimbursed	(145,146)	(27,561)
Total net expenses	221,933	9,231,469
Net investment income (loss)	359,162	20,600,239
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	1,179,245	70,382,547
Foreign currency transactions	(18,849)	(469,894)
Total net realized gain (loss)	1,160,396	69,912,653
Net change in unrealized appreciation (depreciation) on:
Investments†	514,461	(16,790,761)
Foreign currency translations	(911)	(359,811)
Total net change in unrealized appreciation (depreciation)	513,550	(17,150,572)
Net realized and unrealized gain (loss)	1,673,946	52,762,081
Net increase (decrease) in net assets resulting from operations	$2,033,108	$73,362,320
*# Net of foreign withholding taxes of	$67,770	$347,268
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$76	$14,706

#	Dividend income for Lazard International Equity Portfolio includes $2,039,342 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $2,386,610. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

120   Annual Financial Statements

Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio

$1,373,843	$4,460,440	$282,866	$79,317,208	$1,410,721
1,373,843	4,460,440	282,866	79,317,208	1,410,721

352,562	2,137,119	80,948	28,282,537	754,446
42,762	76,015	32,570	761,844	48,444
7,160	4,794	17,085	616,330	44,384
71,373	60,622	50,871	415,490	42,429
24,050	52,135	18,648	406,701	27,831
9,111	24,801	5,850	310,703	13,909
14,865	32,957	12,814	268,309	39,383
6,295	16,756	4,756	241,954	—
34,610	43,314	33,396	101,944	39,644
7,061	17,029	5,792	244,237	37,811
569,849	2,465,542	262,730	31,650,049	1,048,281
(56,184)	(35,982)	(134,199)	(5,380)	(112)
513,665	2,429,560	128,531	31,644,669	1,048,169
860,178	2,030,880	154,335	47,672,539	362,552

950,077	10,498,144	(500,287)	533,936,982	71,595,620
(8,554)	(28,839)	(3,307)	(631,165)	—
941,523	10,469,305	(503,594)	533,305,817	71,595,620

(430,876)	1,159,050	(36,214)	(562,914,971)	(62,884,583)
(10,925)	(11,076)	(3,329)	(632,817)	—

(441,801)	1,147,974	(39,543)	(563,547,788)	(62,884,583)
499,722	11,617,279	(543,137)	(30,241,971)	8,711,037

$1,359,900	$13,648,159	$(388,802)	$17,430,568	$9,073,589
$42,385	$464,833	$16,598	$3,475,692	$—
$—	$—	$—	$1,166,950	$—
$—	$—	$—	$341,299	$—
$334	$256	$134	$64,432	$29,287

#	Dividend income for Lazard International Equity Select Portfolio, Lazard International Quality Growth Portfolio, Lazard International Small Cap Equity Portfolio and Lazard International Strategic Equity Portfolio includes $89,780, $23,187, $8,208 and $3,517,091 respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $132,165, $488,020, $24,806 and $6,992,783, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Annual Financial Statements   121

For the Year Ended December 31, 2024	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio

Investment Income (Loss)
Income
Dividends	$1,354,812	$317,784
Non-cash income	—	—
Total investment income*	1,354,812	317,784

Expenses
Management fees (Note 3)	508,271	297,798
Custodian fees	53,325	48,158
Professional services	48,591	44,931
Registration fees	37,416	46,220
Administration fees	26,851	21,968
Shareholders’ services	16,137	15,344
Directors’ fees and expenses	11,746	7,945
Shareholders’ reports	5,682	9,888
Distribution fees (Open Shares)	3,009	18,327
Other^	8,859	7,338
Total gross expenses	719,887	517,917
Management fees waived and expenses reimbursed	(68,719)	(112,208)
Total net expenses	651,168	405,709
Net investment income (loss)	703,644	(87,925)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,524,267	5,757,534
Total net realized gain (loss)	6,524,267	5,757,534
Net change in unrealized appreciation (depreciation) on:
Investments	4,997,803	(1,461,105)
Total net change in unrealized appreciation (depreciation)	4,997,803	(1,461,105)
Net realized and unrealized gain (loss)	11,522,070	4,296,429
Net increase (decrease) in net assets resulting from operations	$12,225,714	$4,208,504
* Net of foreign withholding taxes of	$—	$—
^ Includes interest on line of credit of	$—	$84

The accompanying notes are an integral part of these financial statements.

122   Annual Financial Statements

Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$173,263	$678,781
—	141,437
173,263	820,218

76,751	330,158
26,718	84,491
43,431	45,064
39,899	34,793
15,360	19,215
10,109	12,573
5,931	8,143
3,600	5,450
1,666	372
301	9,307
223,766	549,566
(125,860)	(122,551)
97,906	427,015
75,357	393,203

316,132	3,866,193
316,132	3,866,193

594,139	1,235,789

594,139	1,235,789
910,271	5,101,982

$985,628	$5,495,185
$—	$8,562
$136	$1,594

Annual Financial Statements   123

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$895,974	$2,160,467
Net realized gain (loss)	(710,504)	(5,549,218)
Net change in unrealized appreciation (depreciation)	5,617,110	11,775,330
Net increase (decrease) in net assets resulting from operations	5,802,580	8,386,579
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(699,965)	(1,908,309)
Open Shares	(32,633)	(112,978)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(732,598)	(2,021,287)
Capital stock transactions
Net proceeds from sales
Institutional Shares	15,828,490	15,288,853
Open Shares	1,140,731	1,200,836
R6 Shares	—	—
Issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio
Institutional Shares	—	—
Open Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	574,602	1,637,186
Open Shares	28,880	102,420
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(24,941,316)	(28,128,807)
Open Shares	(1,644,281)	(1,461,157)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(9,012,894)	(11,360,669)
Total increase (decrease) in net assets	(3,942,912)	(4,995,377)
Net assets at beginning of period	92,402,191	97,397,568
Net assets at end of period	$88,459,279	$92,402,191
Shares issued and redeemed Institutional Shares
Shares outstanding at beginning of period	6,846,091	7,777,673
Shares sold	1,170,762	1,226,526
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	42,437	131,819
Shares redeemed	(1,874,978)	(2,289,927)
Net increase (decrease)	(661,779)	(931,582)
Shares outstanding at end of period	6,184,312	6,846,091

The accompanying notes are an integral part of these financial statements.

124   Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$1,475,023	$2,031,347	$2,553,874	$2,665,011
4,269,392	(5,549,591)	5,594,253	(2,105,805)
2,332,757	14,714,214	4,877,317	11,530,947

8,077,172	11,195,970	13,025,444	12,090,153

(1,406,797)	(1,747,412)	(2,756,760)	(2,475,435)
(21,851)	(29,424)	(3,380)	(4,336)
(10,331)	(2,429)	(31,674)	(2,937)

(1,438,979)	(1,779,265)	(2,791,814)	(2,482,708)

15,054,618	17,889,582	91,879,720	73,099,826
1,646,816	724,536	2,139,611	3,221,041
601,019	67,262	2,377,377	142,557

—	42,695,854	—	—
—	2,423,804	—	—

1,385,444	1,705,354	2,741,460	2,461,896
20,415	27,976	3,380	4,336
10,331	2,429	31,674	2,937

(29,125,479)	(48,631,628)	(42,946,657)	(33,764,842)
(2,052,455)	(2,464,925)	(2,163,012)	(3,108,971)
(19,086)	(286,110)	(177,889)	—

(12,478,377)	14,154,134	53,885,664	42,058,780
(5,840,184)	23,570,839	64,119,294	51,666,225
118,074,875	94,504,036	132,265,614	80,599,389
$112,234,691	$118,074,875	$196,384,908	$132,265,614

11,787,085	10,455,241	12,128,657	8,186,529
1,455,229	1,881,992	7,662,469	6,915,914

—	4,364,112	—	—

131,741	176,893	228,431	231,119
(2,837,627)	(5,091,153)	(3,782,379)	(3,204,905)
(1,250,657)	1,331,844	4,108,521	3,942,128
10,536,428	11,787,085	16,237,178	12,128,657

Annual Financial Statements   125

	Lazard Developing Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Open Shares
Shares outstanding at beginning of period	453,059	467,111
Shares sold	86,401	96,455
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	2,146	8,293
Shares redeemed	(125,001)	(118,800)
Net increase (decrease)	(36,454)	(14,052)
Shares outstanding at end of period	416,605	453,059

R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

†	The inception date for the Lazard Emerging Markets Equity Advantage Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

126   Annual Financial Statements

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

233,032	161,234	23,716	9,443
156,719	76,445	181,053	310,575

—	248,585	—	—

1,942	2,909	282	407
(195,606)	(256,141)	(182,434)	(296,709)
(36,945)	71,798	(1,099)	14,273
196,087	233,032	22,617	23,716

16,343	39,040	13,936	—
58,914	6,943	194,642	13,660

981	252	2,641	276
(1,769)	(29,892)	(15,529)	—
58,126	(22,697)	181,754	13,936
74,469	16,343	195,690	13,936

Annual Financial Statements   127

	Lazard Emerging Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,211,043	$107,523,113
Net realized gain (loss)	135,835,544	102,179,056
Net change in unrealized appreciation (depreciation)	(62,277,452)	320,953,965
Net increase (decrease) in net assets resulting from operations	178,769,135	530,656,134
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(89,312,277)	(86,836,785)
Open Shares	(7,208,738)	(9,235,492)
R6 Shares	(943,205)	(1,001,599)
Net decrease in net assets resulting from distributions	(97,464,220)	(97,073,876)
Capital stock transactions
Net proceeds from sales
Institutional Shares	860,595,146	591,291,086
Open Shares	24,706,468	24,905,149
R6 Shares	6,500,639	18,877,987
Net proceeds from reinvestment of distributions
Institutional Shares	85,407,456	82,471,722
Open Shares	7,030,590	9,105,594
R6 Shares	247,672	261,291
Cost of shares redeemed
Institutional Shares	(464,722,988)	(949,812,499)
Open Shares	(54,745,198)	(53,071,749)
R6 Shares	(4,131,890)	(1,587,355)
Net increase (decrease) in net assets from capital stock transactions	460,887,895	(277,558,774)
Total increase (decrease) in net assets	542,192,810	156,023,484
Net assets at beginning of period	2,696,451,336	2,540,427,852
Net assets at end of period	$3,238,644,146	$2,696,451,336

The accompanying notes are an integral part of these financial statements.

128   Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$4,121,948	$2,703,153	$580,947	$741,460
21,268,587	10,532,318	8,837,897	1,146,565
(29,976,107)	14,299,060	848,898	12,968,538

(4,585,572)	27,534,531	10,267,742	14,856,563

(22,784,045)	(9,472,152)	(6,454,756)	(1,808,406)
(21,113)	(14,250)	(42,152)	(19,152)
—	—	—	—

(22,805,158)	(9,486,402)	(6,496,908)	(1,827,558)

82,216,326	17,269,375	10,489,170	5,356,966
59,759	175,590	452,393	639,010
—	—	—	—

22,782,143	9,472,152	6,258,485	1,764,122
21,113	14,250	38,907	18,841
—	—	—	—

(23,359,326)	(85,956,915)	(19,543,169)	(14,561,651)
(83,506)	(224,473)	(1,014,021)	(905,741)
—	—	—	—

81,636,509	(59,250,021)	(3,318,235)	(7,688,453)
54,245,779	(41,201,892)	452,599	5,340,552
118,852,264	160,054,156	97,898,120	92,557,568
$173,098,043	$118,852,264	$98,350,719	$97,898,120

Annual Financial Statements   129

	Lazard Emerging Markets Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	139,428,415	156,565,118
Shares sold	45,864,772	36,823,067
Shares issued to shareholders from reinvestment of distributions	4,744,859	4,920,747
Shares redeemed	(25,899,592)	(58,880,517)
Net increase (decrease)	24,710,039	(17,136,703)
Shares outstanding at end of period	164,138,454	139,428,415

Open Shares
Shares outstanding at beginning of period	15,528,827	16,682,124
Shares sold	1,314,853	1,484,896
Shares issued to shareholders from reinvestment of distributions	376,975	524,818
Shares redeemed	(2,885,065)	(3,163,011)
Net increase (decrease)	(1,193,237)	(1,153,297)
Shares outstanding at end of period	14,335,590	15,528,827

R6 Shares
Shares outstanding at beginning of period	1,587,936	548,994
Shares sold	354,974	1,121,981
Shares issued to shareholders from reinvestment of distributions	13,752	15,581
Shares redeemed	(225,296)	(98,620)
Net increase (decrease)	143,430	1,038,942
Shares outstanding at end of period	1,731,366	1,587,936

The accompanying notes are an integral part of these financial statements.

130   Annual Financial Statements

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

12,002,692	17,653,491	5,480,351	5,938,494
8,427,290	1,782,584	561,544	327,199

2,738,238	964,578	339,696	101,916
(2,410,800)	(8,397,961)	(1,025,903)	(887,258)
8,754,728	(5,650,799)	(124,663)	(458,143)
20,757,420	12,002,692	5,355,688	5,480,351

17,882	21,010	66,984	81,524
5,842	17,758	23,739	39,169

2,538	1,451	2,111	1,091
(8,750)	(22,337)	(55,363)	(54,800)
(370)	(3,128)	(29,513)	(14,540)
17,512	17,882	37,471	66,984

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Annual Financial Statements   131

	Lazard Global Listed Infrastructure Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$284,353,336	$253,607,144
Net realized gain (loss)	650,274,801	59,814,576
Net change in unrealized appreciation (depreciation)	(366,409,056)	549,353,390
Net increase (decrease) in net assets resulting from operations	568,219,081	862,775,110
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(352,614,835)	(248,027,505)
Open Shares	(10,962,951)	(8,009,207)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(363,577,786)	(256,036,712)
Capital stock transactions
Net proceeds from sales
Institutional Shares	1,819,989,057	2,182,513,951
Open Shares	55,304,450	64,066,364
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	316,448,556	211,785,959
Open Shares	10,721,901	7,849,761
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(2,568,999,474)	(2,376,975,688)
Open Shares	(83,957,227)	(146,443,340)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(450,492,737)	(57,202,993)
Total increase (decrease) in net assets	(245,851,442)	549,535,405
Net assets at beginning of period	8,674,957,026	8,125,421,621
Net assets at end of period	$8,429,105,584	$8,674,957,026

The accompanying notes are an integral part of these financial statements.

132   Annual Financial Statements

Lazard International Equity Advantage Portfolio		Lazard International Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$359,162	$82,991	$20,600,239	$23,453,786
1,160,396	187,992	69,912,653	39,855,828
513,550	520,663	(17,150,572)	99,118,333

2,033,108	791,646	73,362,320	162,427,947

(265,333)	(19,149)	(68,131,831)	(37,659,905)
(1,033,302)	(58,030)	(4,651,499)	(1,945,816)
—	—	(5,805,616)	(2,733,396)

(1,298,635)	(77,179)	(78,588,946)	(42,339,117)

2,123,545	128,704	185,403,194	260,202,030
6,539,952	16,058,495	8,785,558	9,246,783
—	—	5,989,261	28,652,330

265,333	19,149	62,956,514	33,034,781
1,033,302	58,030	4,383,129	1,833,815
—	—	5,588,186	2,573,712

(145,668)	—	(469,477,241)	(254,189,967)
(2,677,616)	(118,775)	(10,803,094)	(15,383,156)
—	—	(13,981,427)	(28,481,260)

7,138,848	16,145,603	(221,155,920)	37,489,068
7,873,321	16,860,070	(226,382,546)	157,577,898
19,420,736	2,560,666	1,144,806,280	987,228,382
$27,294,057	$19,420,736	$918,423,734	$1,144,806,280

Annual Financial Statements   133

	Lazard Global Listed Infrastructure Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	549,085,089	548,675,033
Shares sold	115,972,243	147,779,765
Shares issued to shareholders from reinvestment of distributions	20,223,129	14,244,720
Shares redeemed	(163,374,226)	(161,614,429)
Net increase (decrease)	(27,178,854)	410,056
Shares outstanding at end of period	521,906,235	549,085,089

Open Shares
Shares outstanding at beginning of period	18,601,702	23,667,566
Shares sold	3,519,838	4,327,005
Shares issued to shareholders from reinvestment of distributions	684,240	527,750
Shares redeemed	(5,356,254)	(9,920,619)
Net increase (decrease)	(1,152,176)	(5,065,864)
Shares outstanding at end of period	17,449,526	18,601,702

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

134   Annual Financial Statements

Lazard International Equity Advantage Portfolio		Lazard International Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

276,750	261,804	62,778,851	60,292,364
169,053	13,193	10,927,536	16,573,255

22,473	1,753	3,922,777	2,064,288
(11,924)	—	(27,323,018)	(16,151,056)
179,602	14,946	(12,472,705)	2,486,487
456,352	276,750	50,306,146	62,778,851

1,469,615	12,488	3,461,398	3,743,668
519,374	1,462,656	509,739	580,947

87,445	5,290	268,747	112,843
(220,459)	(10,819)	(621,543)	(976,060)
386,360	1,457,127	156,943	(282,270)
1,855,975	1,469,615	3,618,341	3,461,398

—	—	4,560,047	4,410,047
—	—	357,775	1,839,166

—	—	349,418	161,240
—	—	(825,970)	(1,850,406)
—	—	(118,777)	150,000
—	—	4,441,270	4,560,047

Annual Financial Statements   135

	Lazard International Equity Select Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$860,178	$867,534
Net realized gain (loss)	941,523	1,172,572
Net change in unrealized appreciation (depreciation)	(441,801)	4,190,695
Net increase (decrease) in net assets resulting from operations	1,359,900	6,230,801
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(809,532)	(742,947)
Open Shares	(38,484)	(35,111)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(848,016)	(778,058)
Capital stock transactions
Net proceeds from sales
Institutional Shares	9,302,709	6,870,927
Open Shares	735,500	635,307
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	714,979	676,941
Open Shares	36,637	34,436
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(13,973,464)	(13,779,012)
Open Shares	(1,081,259)	(1,000,063)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(4,264,898)	(6,561,464)
Total increase (decrease) in net assets	(3,753,014)	(1,108,721)
Net assets at beginning of period	53,443,951	54,552,672
Net assets at end of period	$49,690,937	$53,443,951

The accompanying notes are an integral part of these financial statements.

136   Annual Financial Statements

Lazard International Quality Growth Portfolio		Lazard International Small Cap Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$2,030,880	$1,684,623	$154,335	$237,918
10,469,305	(817,423)	(503,594)	(222,900)
1,147,974	29,689,073	(39,543)	1,438,711

13,648,159	30,556,273	(388,802)	1,453,729

(8,444,328)	(1,575,320)	(53,958)	(99,912)
(52,231)	(6,587)	(100,497)	(132,326)
(289,076)	(3,470)	—	—

(8,785,635)	(1,585,377)	(154,455)	(232,238)

92,343,624	145,309,254	337,672	561,590
326,077	1,984,516	131,273	160,359
9,469,681	510,000	—	—

8,179,271	1,549,820	50,794	93,978
52,231	6,587	98,296	130,340
285,343	75	—	—

(67,013,768)	(30,694,205)	(2,273,479)	(3,361,348)
(123,961)	(804,356)	(905,800)	(1,386,790)
(63,667)	—	—	—

43,454,831	117,861,691	(2,561,244)	(3,801,871)
48,317,355	146,832,587	(3,104,501)	(2,580,380)
257,927,653	111,095,066	12,051,933	14,632,313
$306,245,008	$257,927,653	$8,947,432	$12,051,933

Annual Financial Statements   137

	Lazard International Equity Select Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	4,815,470	5,427,143
Shares sold	843,008	677,833
Shares issued to shareholders from reinvestment of distributions	67,402	65,091
Shares redeemed	(1,258,139)	(1,354,597)
Net increase (decrease)	(347,729)	(611,673)
Shares outstanding at end of period	4,467,741	4,815,470

Open Shares
Shares outstanding at beginning of period	272,190	304,184
Shares sold	65,343	63,064
Shares issued to shareholders from reinvestment of distributions	3,432	3,292
Shares redeemed	(97,648)	(98,350)
Net increase (decrease)	(28,873)	(31,994)
Shares outstanding at end of period	243,317	272,190

R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

†	The inception date for the Lazard International Quality Growth Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

138   Annual Financial Statements

Lazard International Quality Growth Portfolio		Lazard International Small Cap Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

16,441,822	8,337,316	572,771	902,119
5,598,078	10,153,993	40,997	68,767

507,714	100,507	6,388	11,419
(4,112,211)	(2,149,994)	(273,524)	(409,534)
1,993,581	8,104,506	(226,139)	(329,348)
18,435,403	16,441,822	346,632	572,771

113,448	28,191	859,225	996,438
20,152	140,256	15,861	19,698

3,260	430	12,316	15,791
(7,746)	(55,429)	(109,586)	(172,702)
15,666	85,257	(81,409)	(137,213)
129,114	113,448	777,816	859,225

33,251	—	—	—
576,546	33,246	—	—

17,701	5	—	—
(3,942)	—	—	—
590,305	33,251	—	—
623,556	33,251	—	—

Annual Financial Statements   139

	Lazard International Strategic Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,672,539	$64,097,506
Net realized gain (loss)	533,305,817	99,579,684
Net change in unrealized appreciation (depreciation)	(563,547,788)	531,860,320
Net increase (decrease) in net assets resulting from operations	17,430,568	695,537,510
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(287,394,874)	(57,582,065)
Open Shares	(23,617,745)	(3,686,018)
R6 Shares	(6,226,227)	(1,178,086)
Net decrease in net assets resulting from distributions	(317,238,846)	(62,446,169)
Capital stock transactions
Net proceeds from sales
Institutional Shares	307,762,541	368,552,510
Open Shares	26,600,187	36,677,838
R6 Shares	10,214,598	13,812,019
Net proceeds from reinvestment of distributions
Institutional Shares	276,624,074	54,605,767
Open Shares	21,773,270	3,464,545
R6 Shares	5,601,431	1,100,618
Cost of shares redeemed
Institutional Shares	(1,958,688,413)	(1,230,081,524)
Open Shares	(137,905,488)	(81,113,168)
R6 Shares	(33,953,706)	(47,529,882)
Net increase (decrease) in net assets from capital stock transactions	(1,481,971,506)	(880,511,277)
Total increase (decrease) in net assets	(1,781,779,784)	(247,419,936)
Net assets at beginning of period	4,337,968,370	4,585,388,306
Net assets at end of period	$2,556,188,586	$4,337,968,370

The accompanying notes are an integral part of these financial statements.

140   Annual Financial Statements

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$362,552	$3,743,836	$703,644	$779,595
71,595,620	268,247,181	6,524,267	694,662
(62,884,583)	(159,593,563)	4,997,803	14,121,034

9,073,589	112,397,454	12,225,714	15,595,291

(34,162,471)	(144,352,473)	(2,952,737)	(470,014)
(8,334,482)	(12,995,366)	(72,533)	(9,677)
(281)	(13,895)	(2,801,191)	(505,449)

(42,497,234)	(157,361,734)	(5,826,461)	(985,140)

14,790,865	126,919,089	2,657,969	2,250,837
1,283,766	3,545,869	77,322	650
500	32,620	4,713,848	17,658,966

32,922,510	129,805,118	2,923,439	465,514
8,056,382	12,585,093	72,522	9,676
281	13,540	2,797,511	504,884

(153,820,336)	(1,232,949,054)	(5,171,425)	(3,948,749)
(11,078,583)	(9,708,284)	(197,706)	(190,555)
(24,850)	(2,303,659)	(12,597,384)	(12,949,353)

(107,869,465)	(972,059,668)	(4,723,904)	3,801,870
(141,293,110)	(1,017,023,948)	1,675,349	18,412,021
202,922,412	1,219,946,360	91,853,644	73,441,623
$61,629,302	$202,922,412	$93,528,993	$91,853,644

Annual Financial Statements   141

	Lazard International Strategic Equity Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	255,236,019	311,507,437
Shares sold	19,668,576	25,390,697
Shares issued to shareholders from reinvestment of distributions	20,457,393	3,579,404
Shares redeemed	(124,051,749)	(85,241,519)
Net increase (decrease)	(83,925,780)	(56,271,418)
Shares outstanding at end of period	171,310,239	255,236,019

Open Shares
Shares outstanding at beginning of period	19,879,784	22,739,287
Shares sold	1,687,023	2,517,537
Shares issued to shareholders from reinvestment of distributions	1,592,241	225,004
Shares redeemed	(8,582,211)	(5,602,044)
Net increase (decrease)	(5,302,947)	(2,859,503)
Shares outstanding at end of period	14,576,837	19,879,784

R6 Shares
Shares outstanding at beginning of period	4,967,707	7,185,282
Shares sold	644,778	972,386
Shares issued to shareholders from reinvestment of distributions	413,756	72,151
Shares redeemed	(2,161,218)	(3,262,112)
Net increase (decrease)	(1,102,684)	(2,217,575)
Shares outstanding at end of period	3,865,023	4,967,707

The accompanying notes are an integral part of these financial statements.

142   Annual Financial Statements

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

21,265,847	80,188,463	2,838,393	2,928,944
2,337,214	8,743,474	163,820	158,205

8,271,988	13,704,015	176,264	30,466
(19,434,780)	(81,370,105)	(308,702)	(279,222)
(8,825,578)	(58,922,616)	31,382	(90,551)
12,440,269	21,265,847	2,869,775	2,838,393

2,437,790	1,614,946	75,579	88,816
166,520	234,781	4,368	46

1,936,630	1,337,622	4,344	630
(1,378,871)	(749,559)	(11,801)	(13,913)
724,279	822,844	(3,089)	(13,237)
3,162,069	2,437,790	72,490	75,579

2,801	146,418	3,053,800	2,635,291
50	2,035	275,390	1,324,448

66	1,427	168,573	33,021
(2,801)	(147,079)	(765,824)	(938,960)
(2,685)	(143,617)	(321,861)	418,509
116	2,801	2,731,939	3,053,800

Annual Financial Statements   143

	Lazard US Small Cap Equity Select Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(87,925)	$2,665
Net realized gain (loss)	5,757,534	4,362,487
Net change in unrealized appreciation (depreciation)	(1,461,105)	(581,717)
Net increase (decrease) in net assets resulting from operations	4,208,504	3,783,435
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(4,384,702)	(2,463,873)
Open Shares	(1,133,115)	(629,143)
R6 Shares	(28,855)	(2,872)
Net decrease in net assets resulting from distributions	(5,546,672)	(3,095,888)
Capital stock transactions
Net proceeds from sales
Institutional Shares	777,659	1,187,900
Open Shares	350,608	174,656
R6 Shares	159,722	12,293
Net proceeds from reinvestment of distributions
Institutional Shares	4,349,618	2,424,303
Open Shares	1,110,582	612,357
R6 Shares	28,855	2,872
Cost of shares redeemed
Institutional Shares	(5,595,679)	(7,116,628)
Open Shares	(1,287,100)	(1,227,580)
R6 Shares	(634)	(162)
Net increase (decrease) in net assets from capital stock transactions	(106,369)	(3,929,989)
Total increase (decrease) in net assets	(1,444,537)	(3,242,442)
Net assets at beginning of period	39,413,866	42,656,308
Net assets at end of period	$37,969,329	$39,413,866

The accompanying notes are an integral part of these financial statements.

144   Annual Financial Statements

Lazard US Sustainable Equity Portfolio		Lazard US Systematic Small Cap Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$75,357	$113,944	$393,203	$153,826
316,132	415,321	3,866,193	(1,034,076)
594,139	1,434,058	1,235,789	6,868,729

985,628	1,963,323	5,495,185	5,988,479

(636,655)	(213,930)	(1,742,806)	(143,061)
(33,739)	(8,229)	(4,245)	(161)
—	—	(3,730)	(457)

(670,394)	(222,159)	(1,750,781)	(143,679)

1,185,252	2,849,036	18,988,341	10,288,266
145,904	8,325	2,500	19,058
—	—	—	100,000

636,655	213,930	1,742,806	143,061
33,739	8,229	4,245	161
—	—	3,730	457

(1,000,529)	(5,713,026)	(4,932,096)	(1,250,487)
(43,289)	(36,604)	(698)	(3,127)
—	—	—	—

957,732	(2,670,110)	15,808,828	9,297,389
1,272,966	(928,946)	19,553,232	15,142,189
11,829,604	12,758,550	40,030,212	24,888,023
$13,102,570	$11,829,604	$59,583,444	$40,030,212

Annual Financial Statements   145

	Lazard US Small Cap Equity Select Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	2,577,164	2,857,788
Shares sold	61,332	95,109
Shares issued to shareholders from reinvestment of distributions	357,225	197,364
Shares redeemed	(438,040)	(573,097)
Net increase (decrease)	(19,483)	(280,624)
Shares outstanding at end of period	2,557,681	2,577,164

Open Shares
Shares outstanding at beginning of period	667,798	705,847
Shares sold	30,958	15,957
Shares issued to shareholders from reinvestment of distributions	104,470	55,981
Shares redeemed	(113,078)	(109,987)
Net increase (decrease)	22,350	(38,049)
Shares outstanding at end of period	690,148	667,798

R6 Shares†
Shares outstanding at beginning of period	3,122	1,936
Shares sold	12,231	967
Shares issued to shareholders from reinvestment of distributions	2,362	233
Shares redeemed	(52)	(14)
Net increase (decrease)	14,541	1,186
Shares outstanding at end of period	17,663	3,122

†	The inception date for the Lazard US Systematic Small Cap Equity Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

146   Annual Financial Statements

Lazard US Sustainable Equity Portfolio		Lazard US Systematic Small Cap Equity Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

798,449	989,077	3,909,490	2,910,165
80,003	227,992	1,717,255	1,120,932

43,507	15,779	156,165	14,095
(67,873)	(434,399)	(463,963)	(135,702)
55,637	(190,628)	1,409,457	999,325
854,086	798,449	5,318,947	3,909,490

41,891	43,416	13,713	11,923
9,936	638	223	2,102

2,306	605	379	16
(2,938)	(2,768)	(57)	(328)
9,304	(1,525)	545	1,790
51,195	41,891	14,258	13,713

—	—	10,962	—
—	—	—	10,917

—	—	334	45
—	—	—	—
—	—	334	10,962
—	—	11,296	10,962

Annual Financial Statements   147

The Lazard Funds, Inc. Financial Highlights

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$12.66	$11.82	$15.40	$17.31	$14.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.27	0.13	0.05	0.04
Net realized and unrealized gain (loss)	0.73	0.85	(3.61)	(1.81)	2.76
Total from investment operations	0.86	1.12	(3.48)	(1.76)	2.80
Less distributions from:
Net investment income	(0.11)	(0.28)	(0.09)	(0.15)	(0.04)
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.11)	(0.28)	(0.10)	(0.15)	(0.04)
Net asset value, end of period	$13.41	$12.66	$11.82	$15.40	$17.31
Total Return (b)	6.81%	9.55%	–22.61%	–10.14%	19.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,908	$86,699	$91,910	$148,419	$190,689
Ratios to average net assets:
Net expenses	1.10%	1.13%	1.15%	1.15%	1.17%
Gross expenses	1.25%	1.24%	1.23%	1.15%	1.21%
Net investment income (loss)	0.99%	2.17%	1.02%	0.28%	0.33%
Portfolio turnover rate	24%	24%	30%	39%	57%

The accompanying notes are an integral part of these financial statements.

148   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21		12/31/20

Open Shares
Net asset value, beginning of period	$12.59	$11.75	$15.31	$17.21		$14.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.23	0.10	—	(c)	0.01
Net realized and unrealized gain (loss)	0.72	0.86	(3.59)	(1.78)		2.73
Total from investment operations	0.82	1.09	(3.49)	(1.78)		2.74
Less distributions from:
Net investment income	(0.08)	(0.25)	(0.07)	(0.12)		(0.04)
Total distributions	(0.08)	(0.25)	(0.07)	(0.12)		(0.04)
Net asset value, end of period	$13.33	$12.59	$11.75	$15.31		$17.21
Total Return (b)	6.50%	9.34%	–22.81%	–10.37%		18.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,551	$5,703	$5,487	$9,193		$9,914
Ratios to average net assets:
Net expenses	1.35%	1.38%	1.40%	1.40%		1.44%
Gross expenses	1.60%	1.59%	1.56%	1.45%		1.53%
Net investment income (loss)	0.76%	1.89%	0.76%	—	%(d)	0.04%
Portfolio turnover rate	24%	24%	30%	39%		57%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Amount is less than $0.01 per share.
(d)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   149

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$9.81	$8.87	$11.56	$13.12	$11.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.17	0.17	0.08	0.08
Net realized and unrealized gain (loss)	0.58	0.92	(2.67)	(1.55)	1.33
Total from investment operations	0.71	1.09	(2.50)	(1.47)	1.41
Less distributions from:
Net investment income	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)
Total distributions	(0.13)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$10.39	$9.81	$8.87	$11.56	$13.12
Total Return (b)	7.26%	12.29%	–21.63%	–11.21%	11.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,428	$115,633	$92,730	$156,284	$209,503
Ratios to average net assets:
Net expenses	1.10%	1.15%	1.22%	1.16%	1.20%
Gross expenses	1.24%	1.27%	1.23%	1.16%	1.20%
Net investment income (loss)	1.27%	1.82%	1.75%	0.64%	0.70%
Portfolio turnover rate	39%	74%	28%	31%	23%

The accompanying notes are an integral part of these financial statements.

150   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$9.79	$8.85	$11.53	$13.09	$11.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.15	0.14	0.04	0.04
Net realized and unrealized gain (loss)	0.57	0.91	(2.65)	(1.55)	1.33
Total from investment operations	0.68	1.06	(2.51)	(1.51)	1.37
Less distributions from:
Net investment income	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)
Total distributions	(0.11)	(0.12)	(0.17)	(0.05)	(0.04)
Net asset value, end of period	$10.36	$9.79	$8.85	$11.53	$13.09
Total Return (b)	6.90%	12.05%	–21.80%	–11.53%	11.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,032	$2,281	$1,427	$2,113	$2,544
Ratios to average net assets:
Net expenses	1.35%	1.41%	1.48%	1.50%	1.50%
Gross expenses	1.65%	1.76%	1.69%	1.55%	1.62%
Net investment income (loss)	1.02%	1.57%	1.46%	0.34%	0.35%
Portfolio turnover rate	39%	74%	28%	31%	23%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   151

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

R6 Shares
Net asset value, beginning of period	$9.82	$8.88	$11.57	$13.13	$11.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.19	0.18	0.09	0.07
Net realized and unrealized gain (loss)	0.57	0.90	(2.68)	(1.56)	1.34
Total from investment operations	0.72	1.09	(2.50)	(1.47)	1.41
Less distributions from:
Net investment income	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)
Total distributions	(0.14)	(0.15)	(0.19)	(0.09)	(0.08)
Net asset value, end of period	$10.40	$9.82	$8.88	$11.57	$13.13
Total Return (b)	7.31%	12.32%	–21.58%	–11.19%	11.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$775	$161	$347	$311	$544
Ratios to average net assets:
Net expenses	1.05%	1.11%	1.18%	1.16%	1.20%
Gross expenses	1.75%	3.09%	2.11%	1.91%	1.87%
Net investment income (loss)	1.40%	1.94%	1.87%	0.66%	0.63%
Portfolio turnover rate	39%	74%	28%	31%	23%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

152   Annual Financial Statements

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$10.87	$9.83	$12.88	$13.79	$11.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.24	0.29	0.27	0.10
Net realized and unrealized gain (loss)	1.03	1.01	(3.01)	(0.15)	1.97
Total from investment operations	1.24	1.25	(2.72)	0.12	2.07
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.29)	(0.22)	(0.10)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)
Total distributions	(0.18)	(0.21)	(0.33)	(1.03)	(0.12)
Net asset value, end of period	$11.93	$10.87	$9.83	$12.88	$13.79
Total Return (b)	11.41%	12.76%	–21.09%	0.96%	17.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$193,779	$131,856	$80,506	$68,538	$27,898
Ratios to average net assets:
Net expenses	0.91%	0.90%	0.91%	0.93%	1.10%
Gross expenses	0.95%	0.98%	1.11%	1.21%	1.97%
Net investment income (loss)	1.79%	2.33%	2.73%	1.90%	0.87%
Portfolio turnover rate	68%	61%	122%	88%	91%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   153

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$10.87	$9.84	$12.88	$13.79	$11.85
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.26	0.25	0.12	0.09
Net realized and unrealized gain (loss)	1.01	0.95	(2.98)	(0.04)	1.93
Total from investment operations	1.21	1.21	(2.73)	0.08	2.02
Less distributions from:
Net investment income	(0.15)	(0.18)	(0.27)	(0.18)	(0.06)
Net realized gains	—	—	(0.04)	(0.81)	(0.02)
Total distributions	(0.15)	(0.18)	(0.31)	(0.99)	(0.08)
Net asset value, end of period	$11.93	$10.87	$9.84	$12.88	$13.79
Total Return (b)	11.13%	12.36%	–21.21%	0.63%	17.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$270	$258	$93	$979	$876
Ratios to average net assets:
Net expenses	1.16%	1.15%	1.16%	1.25%	1.35%
Gross expenses	2.36%	2.93%	3.20%	1.75%	2.68%
Net investment income (loss)	1.73%	2.60%	2.11%	0.80%	0.76%
Portfolio turnover rate	68%	61%	122%	88%	91%

The accompanying notes are an integral part of these financial statements.

154   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout each period	Year Ended 12/31/24	For the Period 2/22/23* to 12/31/23

R6 Shares
Net asset value, beginning of period	$10.87	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.20
Net realized and unrealized gain (loss)	1.09	0.61
Total from investment operations	1.26	0.81
Less distributions from:
Net investment income	(0.19)	(0.21)
Total distributions	(0.19)	(0.21)
Net asset value, end of period	$11.94	$10.87
Total Return (b)	11.55%	7.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,336	$152
Ratios to average net assets (c):
Net expenses	0.86%	0.85%
Gross expenses	1.48%	6.22%
Net investment income (loss)	1.44%	2.25%
Portfolio turnover rate	68%	61%

*	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   155

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$17.17	$14.57	$18.12	$18.03	$18.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.67	0.67	0.80	0.56	0.37
Net realized and unrealized gain (loss)	0.64	2.58	(3.49)	0.42	(0.44)
Total from investment operations	1.31	3.25	(2.69)	0.98	(0.07)
Less distributions from:
Net investment income	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Total distributions	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Net asset value, end of period	$17.92	$17.17	$14.57	$18.12	$18.03
Total Return (b)	7.59%	22.39%	–14.86%	5.44%	–0.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,941,483	$2,393,341	$2,281,187	$3,271,175	$3,923,878
Ratios to average net assets:
Net expenses	1.07%	1.08%	1.06%	1.07%	1.09%
Gross expenses	1.07%	1.08%	1.06%	1.07%	1.09%
Net investment income (loss)	3.66%	4.12%	4.92%	2.93%	2.36%
Portfolio turnover rate	20%	26%	23%	34%	39%

The accompanying notes are an integral part of these financial statements.

156   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$17.76	$15.06	$18.70	$18.58	$19.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.66	0.64	0.78	0.53	0.34
Net realized and unrealized gain (loss)	0.65	2.66	(3.60)	0.43	(0.45)
Total from investment operations	1.31	3.30	(2.82)	0.96	(0.11)
Less distributions from:
Net investment income	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)
Total distributions	(0.51)	(0.60)	(0.82)	(0.84)	(0.34)
Net asset value, end of period	$18.56	$17.76	$15.06	$18.70	$18.58
Total Return (b)	7.35%	22.03%	–15.09%	5.19%	–0.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$266,112	$275,834	$251,237	$371,863	$421,990
Ratios to average net assets:
Net expenses	1.32%	1.34%	1.32%	1.32%	1.34%
Gross expenses	1.32%	1.34%	1.32%	1.32%	1.34%
Net investment income (loss)	3.47%	3.86%	4.71%	2.68%	2.08%
Portfolio turnover rate	20%	26%	23%	34%	39%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   157

Selected data for a share of capital stock outstanding	Year Ended
throughout the period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$17.18	$14.58	$18.13	$18.04	$18.47
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.68	0.60	0.78	0.54	0.40
Net realized and unrealized gain (loss)	0.63	2.65	(3.47)	0.44	(0.45)
Total from investment operations	1.31	3.25	(2.69)	0.98	(0.05)
Less distributions from:
Net investment income	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Total distributions	(0.56)	(0.65)	(0.86)	(0.89)	(0.38)
Net asset value, end of period	$17.93	$17.18	$14.58	$18.13	$18.04
Total Return (b)	7.59%	22.37%	–14.86%	5.44%	0.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,049	$27,276	$8,004	$9,880	$23,631
Ratios to average net assets:
Net expenses	1.07%	1.08%	1.06%	1.06%	1.08%
Gross expenses	1.08%	1.12%	1.10%	1.08%	1.09%
Net investment income (loss)	3.72%	3.68%	4.83%	2.83%	2.52%
Portfolio turnover rate	20%	26%	23%	34%	39%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

158   Annual Financial Statements

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.89	$9.06	$10.78	$10.17	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.18	0.14	0.15	0.10
Net realized and unrealized gain (loss)	(0.55)	1.51	(0.70)	2.14	0.02
Total from investment operations	(0.32)	1.69	(0.56)	2.29	0.12
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.10)	(0.15)	(0.07)
Net realized gains	(1.02)	(0.62)	(1.06)	(1.53)	(0.05)
Total distributions	(1.24)	(0.86)	(1.16)	(1.68)	(0.12)
Net asset value, end of period	$8.33	$9.89	$9.06	$10.78	$10.17
Total Return (b)	–3.16%	18.70%	–5.21%	22.76%	1.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,952	$118,676	$159,864	$105,429	$91,720
Ratios to average net assets:
Net expenses	0.94%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.94%	0.96%	0.98%	0.98%	1.11%
Net investment income (loss)	2.35%	1.80%	1.35%	1.29%	1.09%
Portfolio turnover rate	94%	81%	115%	73%	79%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   159

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.88	$9.05	$10.77	$10.17	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.16	0.12	0.12	0.09
Net realized and unrealized gain (loss)	(0.52)	1.51	(0.70)	2.13	— (c)
Total from investment operations	(0.33)	1.67	(0.58)	2.25	0.09
Less distributions from:
Net investment income	(0.20)	(0.22)	(0.08)	(0.12)	(0.04)
Net realized gains	(1.02)	(0.62)	(1.06)	(1.53)	(0.05)
Total distributions	(1.22)	(0.84)	(1.14)	(1.65)	(0.09)
Net asset value, end of period	$8.33	$9.88	$9.05	$10.77	$10.17
Total Return (b)	–3.33%	18.42%	–5.45%	22.36%	0.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146	$177	$190	$93	$129
Ratios to average net assets:
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	3.21%	2.72%	4.13%	4.45%	3.64%
Net investment income (loss)	1.96%	1.60%	1.17%	1.05%	1.00%
Portfolio turnover rate	94%	81%	115%	73%	79%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

160   Annual Financial Statements

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$17.65	$15.37	$18.77	$16.32	$14.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11 *	0.13 *	0.09	0.09	0.07
Net realized and unrealized gain (loss)	1.74	2.49	(3.33)	3.11	2.24
Total from investment operations	1.85	2.62	(3.24)	3.20	2.31
Less distributions from:
Net investment income	(0.11)	(0.14)	(0.09)	(0.09)	(0.05)
Net realized gains	(1.15)	(0.20)	(0.07)	(0.66)	(0.50)
Total distributions	(1.26)	(0.34)	(0.16)	(0.75)	(0.55)
Net asset value, end of period	$18.24	$17.65	$15.37	$18.77	$16.32
Total Return (b)	10.44%*	17.05%*	–17.28%	19.75%	15.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,667	$96,716	$91,303	$109,943	$92,418
Ratios to average net assets:
Net expenses	0.86%	0.88%	0.88%	0.84%	0.90%
Gross expenses	0.86%	0.88%	0.88%	0.84%	0.95%
Net investment income (loss)	0.57%*	0.79%*	0.58%	0.50%	0.46%
Portfolio turnover rate	23%	5%	19%	22%	90%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   161

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$17.66	$15.38	$18.78	$16.33	$14.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05 *	0.09 *	0.05	0.03	0.05
Net realized and unrealized gain (loss)	1.74	2.48	(3.33)	3.11	2.22
Total from investment operations	1.79	2.57	(3.28)	3.14	2.27
Less distributions from:
Net investment income	(0.06)	(0.09)	(0.05)	(0.03)	(0.01)
Net realized gains	(1.15)	(0.20)	(0.07)	(0.66)	(0.50)
Total distributions	(1.21)	(0.29)	(0.12)	(0.69)	(0.51)
Net asset value, end of period	$18.24	$17.66	$15.38	$18.78	$16.33
Total Return (b)	10.07%*	16.73%*	–17.50%	19.37%	15.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$683	$1,183	$1,254	$1,543	$1,158
Ratios to average net assets:
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.81%	1.57%	1.49%	1.40%	1.74%
Net investment income (loss)	0.26%*	0.52%*	0.30%	0.18%	0.35%
Portfolio turnover rate	23%	5%	19%	22%	90%

*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023, respectively. There was a 0.02% and 0.03% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

162   Annual Financial Statements

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.28	$14.20	$16.50	$14.65	$15.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.51	0.44 *	0.41 *	0.61 *	0.27
Net realized and unrealized gain (loss)	0.51	1.09	(0.60)	2.27	(1.02)
Total from investment operations	1.02	1.53	(0.19)	2.88	(0.75)
Less distributions from:
Net investment income	(0.52)	(0.45)	(0.84)	(0.72)	(0.04)
Net realized gains	(0.15)	—	(1.27)	(0.31)	(0.27)
Return of capital	—	—	—	—	(0.07)
Total distributions	(0.67)	(0.45)	(2.11)	(1.03)	(0.38)
Net asset value, end of period	$15.63	$15.28	$14.20	$16.50	$14.65
Total Return (b)	6.71%	10.89%*	–1.30%*	19.87%*	–4.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,156,171	$8,390,489	$7,789,195	$7,308,516	$7,289,680
Ratios to average net assets:
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income (loss)	3.25%	2.98%*	2.54%*	3.86%*	1.87%
Portfolio turnover rate	36%	25%	39%	28%	42%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   163

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.29	$14.21	$16.51	$14.66	$15.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.47	0.40 *	0.37 *	0.55 *	0.23
Net realized and unrealized gain (loss)	0.51	1.09	(0.61)	2.29	(1.01)
Total from investment operations	0.98	1.49	(0.24)	2.84	(0.78)
Less distributions from:
Net investment income	(0.48)	(0.41)	(0.79)	(0.68)	(0.03)
Net realized gains	(0.15)	—	(1.27)	(0.31)	(0.25)
Return of capital	—	—	—	—	(0.07)
Total distributions	(0.63)	(0.41)	(2.06)	(0.99)	(0.35)
Net asset value, end of period	$15.64	$15.29	$14.21	$16.51	$14.66
Total Return (b)	6.43%	10.60%*	–1.55%*	19.56%*	–4.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$272,934	$284,468	$336,227	$300,372	$307,757
Ratios to average net assets:
Net expenses	1.21%	1.22%	1.21%	1.21%	1.21%
Gross expenses	1.21%	1.22%	1.21%	1.21%	1.21%
Net investment income (loss)	2.99%	2.73%*	2.31%*	3.50%*	1.57%
Portfolio turnover rate	36%	25%	39%	28%	42%

*	Includes $0.00, $0.00 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.00%, 0.00% and 0.29% impact on the total return of the Portfolio for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.01%, 0.03% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

164   Annual Financial Statements

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$11.12	$9.34	$11.19	$10.32	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.26	0.29	0.29	0.20
Net realized and unrealized gain (loss)	1.07	1.59	(1.79)	1.15	0.33
Total from investment operations	1.29	1.85	(1.50)	1.44	0.53
Less distributions from:
Net investment income	(0.21)	(0.07)	(0.30)	(0.29)	(0.20)
Net realized gains	(0.40)	—	(0.05)	(0.28)	—
Total distributions	(0.61)	(0.07)	(0.35)	(0.57)	(0.20)
Net asset value, end of period	$11.80	$11.12	$9.34	$11.19	$10.32
Total Return (b)	11.68%	19.82%	–13.45%	13.94%	5.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,384	$3,076	$2,444	$2,855	$2,472
Ratios to average net assets:
Net expenses	0.80%	0.80%	0.85%	0.90%	0.90%
Gross expenses	1.54%	5.66%	7.06%	5.81%	8.57%
Net investment income (loss)	1.79%	2.50%	3.01%	2.54%	2.24%
Portfolio turnover rate	82%	88%	85%	99%	109%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   165

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.12	$9.34	$11.20	$10.32	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.22	0.27	0.26	0.18
Net realized and unrealized gain (loss)	1.08	1.60	(1.81)	1.16	0.33
Total from investment operations	1.27	1.82	(1.54)	1.42	0.51
Less distributions from:
Net investment income	(0.18)	(0.04)	(0.27)	(0.26)	(0.18)
Net realized gains	(0.40)	—	(0.05)	(0.28)	—
Total distributions	(0.58)	(0.04)	(0.32)	(0.54)	(0.18)
Net asset value, end of period	$11.81	$11.12	$9.34	$11.20	$10.32
Total Return (b)	11.49%	19.52%	–13.75%	13.75%	5.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,910	$16,345	$117	$135	$119
Ratios to average net assets:
Net expenses	1.05%	1.05%	1.10%	1.15%	1.15%
Gross expenses	1.69%	5.73%	10.77%	9.38%	12.55%
Net investment income (loss)	1.59%	2.19%	2.76%	2.29%	1.99%
Portfolio turnover rate	82%	88%	85%	99%	109%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

166   Annual Financial Statements

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$16.16	$14.41	$17.98	$20.02	$18.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33 *	0.33 *	0.29 *	0.67 *	0.21
Net realized and unrealized gain (loss)	0.63	2.03	(2.96)	0.49	1.41
Total from investment operations	0.96	2.36	(2.67)	1.16	1.62
Less distributions from:
Net investment income	(0.56)	(0.44)	(0.26)	(1.07)	(0.21)
Net realized gains	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	(1.40)	(0.61)	(0.90)	(3.20)	(0.21)
Net asset value, end of period	$15.72	$16.16	$14.41	$17.98	$20.02
Total Return (b)	5.90%*	16.43%*	–14.83%*	6.00%*	8.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$790,903	$1,014,462	$869,014	$1,567,011	$2,812,450
Ratios to average net assets:
Net expenses	0.85%	0.84%	0.83%	0.82%	0.82%
Gross expenses	0.85%	0.84%	0.83%	0.82%	0.82%
Net investment income (loss)	1.93%*	2.08%*	1.89%*	3.21%*	1.21%
Portfolio turnover rate	41%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   167

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$16.41	$14.63	$18.24	$20.26	$18.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.29 *	0.29 *	0.27 *	0.63 *	0.17
Net realized and unrealized gain (loss)	0.65	2.06	(3.01)	0.50	1.41
Total from investment operations	0.94	2.35	(2.74)	1.13	1.58
Less distributions from:
Net investment income	(0.52)	(0.40)	(0.23)	(1.02)	(0.16)
Net realized gains	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	(1.36)	(0.57)	(0.87)	(3.15)	(0.16)
Net asset value, end of period	$15.99	$16.41	$14.63	$18.24	$20.26
Total Return (b)	5.67%*	16.11%*	–15.05%*	5.76%*	8.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,855	$56,809	$54,781	$93,296	$120,781
Ratios to average net assets:
Net expenses	1.10%	1.10%	1.09%	1.07%	1.08%
Gross expenses	1.10%	1.10%	1.09%	1.07%	1.08%
Net investment income (loss)	1.67%*	1.80%*	1.70%*	2.98%*	0.97%
Portfolio turnover rate	41%	48%	31%	34%	38%

The accompanying notes are an integral part of these financial statements.

168   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout the period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$16.13	$14.38	$17.95	$19.99	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.34 *	0.34 *	0.31 *	0.67 *	0.21
Net realized and unrealized gain (loss)	0.63	2.03	(2.97)	0.50	1.41
Total from investment operations	0.97	2.37	(2.66)	1.17	1.62
Less distributions from:
Net investment income	(0.57)	(0.45)	(0.27)	(1.08)	(0.21)
Net realized gains	(0.84)	(0.17)	(0.64)	(2.13)	—
Total distributions	(1.41)	(0.62)	(0.91)	(3.21)	(0.21)
Net asset value, end of period	$15.69	$16.13	$14.38	$17.95	$19.99
Total Return (b)	5.96%*	16.50%*	–14.82%*	6.03%*	8.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,665	$73,535	$63,434	$116,187	$129,419
Ratios to average net assets:
Net expenses	0.81%	0.81%	0.80%	0.80%	0.81%
Gross expenses	0.85%	0.85%	0.83%	0.82%	0.83%
Net investment income (loss)	1.96%*	2.15%*	2.02%*	3.20%*	1.21%
Portfolio turnover rate	41%	48%	31%	34%	38%

*	Includes $0.03, $0.02, $0.02 and $0.07 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.20%, 0.14%, 0.12% and 0.42% impact to the Institutional and R6 Share Class and a 0.20%, 0.15%, 0.12% and 0.40% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.19%, 0.12%, 0.15% and 0.31% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   169

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.50	$9.52	$11.51	$11.53	$10.75
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18 *	0.17 *	0.16 *	0.31	0.11
Net realized and unrealized gain (loss)	0.04	0.97	(1.94)	0.06	0.78
Total from investment operations	0.22	1.14	(1.78)	0.37	0.89
Less distributions from:
Net investment income	(0.18)	(0.16)	(0.17)	(0.32)	(0.11)
Net realized gains	—	—	(0.04)	(0.07)	—
Total distributions	(0.18)	(0.16)	(0.21)	(0.39)	(0.11)
Net asset value, end of period	$10.54	$10.50	$9.52	$11.51	$11.53
Total Return (b)	2.12%*	11.94%*	–15.46%*	3.24%	8.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,111	$50,570	$51,643	$78,782	$92,121
Ratios to average net assets:
Net expenses	0.93%	0.90%	0.90%	0.87%	0.90%
Gross expenses	1.03%	1.01%	0.96%	0.87%	0.95%
Net investment income (loss)	1.60%*	1.64%*	1.56%*	2.60%	1.10%
Portfolio turnover rate	40%	32%	41%	35%	34%

The accompanying notes are an integral part of these financial statements.

170   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.56	$9.57	$11.57	$11.58	$10.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15 *	0.14 *	0.13 *	0.24	0.08
Net realized and unrealized gain (loss)	0.05	0.98	(1.94)	0.11	0.78
Total from investment operations	0.20	1.12	(1.81)	0.35	0.86
Less distributions from:
Net investment income	(0.16)	(0.13)	(0.15)	(0.29)	(0.08)
Net realized gains	—	—	(0.04)	(0.07)	—
Total distributions	(0.16)	(0.13)	(0.19)	(0.36)	(0.08)
Net asset value, end of period	$10.60	$10.56	$9.57	$11.57	$11.58
Total Return (b)	1.85%*	11.71%*	–15.68%*	3.03%	8.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,580	$2,874	$2,910	$4,166	$2,868
Ratios to average net assets:
Net expenses	1.18%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.45%	1.44%	1.35%	1.26%	1.38%
Net investment income (loss)	1.35%*	1.39%*	1.30%*	2.03%	0.80%
Portfolio turnover rate	40%	32%	41%	35%	34%

*	Includes $0.02, $0.00 and $0.00 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. There was a 0.20%, 0.00% and 0.00% impact to the Institutional Class and 0.19%, 0.00%, and 0.00% impact to Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. There was a 0.17%, 0.04% and 0.02% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   171

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.55	$13.28	$16.80	$15.59	$12.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12 *	0.13 *	0.10	0.07	0.03
Net realized and unrealized gain (loss)	0.76	2.24	(3.47)	1.48	3.01
Total from investment operations	0.88	2.37	(3.37)	1.55	3.04
Less distributions from:
Net investment income	(0.11)	(0.10)	(0.09)	(0.03)	(0.01)
Net realized gains	(0.36)	—	(0.06)	(0.31)	(0.13)
Total distributions	(0.47)	(0.10)	(0.15)	(0.34)	(0.14)
Net asset value, end of period	$15.96	$15.55	$13.28	$16.80	$15.59
Total Return (b)	5.61%*	17.83%*	–20.10%	9.99%	23.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$294,242	$255,657	$110,723	$62,468	$10,473
Ratios to average net assets:
Net expenses	0.85%	0.86%	0.85%	0.85%	0.85%
Gross expenses	0.86%	0.90%	1.05%	1.24%	3.58%
Net investment income (loss)	0.72%*	0.87%*	0.70%	0.44%	0.24%
Portfolio turnover rate	25%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

172   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.46	$13.20	$16.70	$15.51	$12.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08 *	0.10 *	0.06	0.03	(0.02)
Net realized and unrealized gain (loss)	0.76	2.22	(3.45)	1.47	3.01
Total from investment operations	0.84	2.32	(3.39)	1.50	2.99
Less distributions from:
Net investment income	(0.07)	(0.06)	(0.05)	—	—
Net realized gains	(0.36)	—	(0.06)	(0.31)	(0.13)
Total distributions	(0.43)	(0.06)	(0.11)	(0.31)	(0.13)
Net asset value, end of period	$15.87	$15.46	$13.20	$16.70	$15.51
Total Return (b)	5.38%*	17.57%*	–20.31%	9.69%	23.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,048	$1,754	$372	$333	$291
Ratios to average net assets:
Net expenses	1.10%	1.11%	1.10%	1.10%	1.10%
Gross expenses	1.37%	1.43%	2.81%	2.76%	9.57%
Net investment income (loss)	0.47%*	0.70%*	0.42%	0.18%	–0.15%
Portfolio turnover rate	25%	10%	43%	7%	12%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   173

Selected data for a share of capital stock outstanding throughout each period	Year Ended 12/31/24	For the Period 2/22/23# to 12/31/23
R6 Shares
Net asset value, beginning of period	$15.55	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10 *	0.07 *
Net realized and unrealized gain (loss)	0.78	1.59
Total from investment operations	0.88	1.66
Less distributions from:
Net investment income	(0.11)	(0.10)
Net realized gains	(0.36)	—
Total distributions	(0.47)	(0.10)
Net asset value, end of period	$15.96	$15.55
Total Return (b)	5.66%*	11.90%*

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,955	$517
Ratios to average net assets (c):
Net expenses	0.80%	0.81%
Gross expenses	1.03%	16.17%
Net investment income (loss)	0.59%*	0.54%*
Portfolio turnover rate	25%	10%

*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024 and December 31, 2023. There was 0.01% and 0.00% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024 and December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

174   Annual Financial Statements

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.40	$7.69	$10.99	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14 *	0.16 *	0.14	0.20 *	0.06
Net realized and unrealized gain (loss)	(0.45)	0.72	(3.02)	1.33	1.53
Total from investment operations	(0.31)	0.88	(2.88)	1.53	1.59
Less distributions from:
Net investment income	(0.15)	(0.17)	(0.05)	(0.56)	(0.28)
Net realized gains	—	—	(0.37)	(3.48)	—
Total distributions	(0.15)	(0.17)	(0.42)	(4.04)	(0.28)
Net asset value, end of period	$7.94	$8.40	$7.69	$10.99	$13.50
Total Return (b)	–3.69%*	11.55%*	–26.32%	11.83%*	13.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,752	$4,811	$6,940	$14,542	$29,374
Ratios to average net assets:
Net expenses	1.03%	1.09%	1.14%	1.12%	1.15%
Gross expenses	2.33%	2.14%	1.72%	1.24%	1.29%
Net investment income (loss)	1.65%*	1.96%*	1.65%	1.34%*	0.57%
Portfolio turnover rate	94%	45%	44%	47%	50%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   175

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.43	$7.72	$11.03	$13.50	$12.19
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11 *	0.14 *	0.14	0.15 *	0.04
Net realized and unrealized gain (loss)	(0.44)	0.72	(3.05)	1.35	1.52
Total from investment operations	(0.33)	0.86	(2.91)	1.50	1.56
Less distributions from:
Net investment income	(0.13)	(0.15)	(0.03)	(0.49)	(0.25)
Net realized gains	—	—	(0.37)	(3.48)	—
Total distributions	(0.13)	(0.15)	(0.40)	(3.97)	(0.25)
Net asset value, end of period	$7.97	$8.43	$7.72	$11.03	$13.50
Total Return (b)	–3.91%*	11.24%*	–26.49%	11.61%*	13.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,196	$7,241	$7,692	$11,969	$12,581
Ratios to average net assets:
Net expenses	1.28%	1.33%	1.39%	1.37%	1.40%
Gross expenses	2.50%	2.35%	1.97%	1.51%	1.56%
Net investment income (loss)	1.30%*	1.78%*	1.58%	1.05%*	0.33%
Portfolio turnover rate	94%	45%	44%	47%	50%

*	Includes $0.01, $0.03 and $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.12% impact to both the Institutional and Open class, 0.39% impact to the Institutional and 0.40% impact to the Open class and 0.31% impact to both the Institutional and Open class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. There was a 0.08%, 0.34% and 0.17% impact on the net investment income (loss) ratio of the Portfolio for the for the years ended December 31, 2024, December 31, 2023 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

176   Annual Financial Statements

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.48	$13.42	$16.37	$16.83	$15.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21 *	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	(0.42)	2.08	(2.98)	0.42	1.45
Total from investment operations	(0.21)	2.29	(2.76)	0.98	1.62
Less distributions from:
Net investment income	(0.29)	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	(0.31)	—
Total distributions	(1.81)	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$13.46	$15.48	$13.42	$16.37	$16.83
Total Return (b)	–1.36%*	17.06%*	–16.88%*	5.99%*	10.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,305,654	$3,950,193	$4,180,622	$5,713,405	$5,270,611
Ratios to average net assets:
Net expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Net investment income (loss)	1.29%*	1.45%*	1.56%*	3.15%*	1.18%
Portfolio turnover rate	62%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   177

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.63	$13.56	$16.53	$16.99	$15.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16 *	0.17 *	0.18 *	0.52 *	0.14
Net realized and unrealized gain (loss)	(0.41)	2.09	(3.00)	0.42	1.46
Total from investment operations	(0.25)	2.26	(2.82)	0.94	1.60
Less distributions from:
Net investment income	(0.25)	(0.19)	(0.15)	(0.60)	(0.13)
Net realized gains	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	(0.29)	—
Total distributions	(1.77)	(0.19)	(0.15)	(1.40)	(0.13)
Net asset value, end of period	$13.61	$15.63	$13.56	$16.53	$16.99
Total Return (b)	–1.61%*	16.66%*	–17.04%*	5.67%*	10.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$198,450	$310,809	$308,243	$460,862	$535,285
Ratios to average net assets:
Net expenses	1.08%	1.08%	1.07%	1.06%	1.06%
Gross expenses	1.08%	1.08%	1.07%	1.06%	1.06%
Net investment income (loss)	0.97%*	1.19%*	1.27%*	2.88%*	0.94%
Portfolio turnover rate	62%	43%	33%	31%	37%

The accompanying notes are an integral part of these financial statements.

178   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout the period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.49	$13.43	$16.38	$16.85	$15.39
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20 *	0.21 *	0.22 *	0.56 *	0.17
Net realized and unrealized gain (loss)	(0.40)	2.08	(2.98)	0.41	1.46
Total from investment operations	(0.20)	2.29	(2.76)	0.97	1.63
Less distributions from:
Net investment income	(0.29)	(0.23)	(0.19)	(0.62)	(0.17)
Net realized gains	(1.52)	—	—	(0.51)	—
Return of capital	—	—	—	(0.31)	—
Total distributions	(1.81)	(0.23)	(0.19)	(1.44)	(0.17)
Net asset value, end of period	$13.48 *	$15.49	$13.43	$16.38	$16.85
Total Return (b)	–1.30%	17.04%*	–16.87%*	5.93%*	10.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,085	$76,966	$96,524	$124,625	$118,678
Ratios to average net assets:
Net expenses	0.82%	0.82%	0.81%	0.80%	0.81%
Gross expenses	0.83%	0.83%	0.82%	0.81%	0.82%
Net investment income (loss)	1.27%*	1.47%*	1.54%*	3.16%*	1.16%
Portfolio turnover rate	62%	43%	33%	31%	37%

*	Includes $0.01, $0.01, $0.01 and $0.06 of refunds received as a result of European Union dividend withholding tax reclaims filings for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.08%, 0.08%, 0.06% and 0.39% impact to the Institutional Class and a 0.07%, 0.08%, 0.06% and 0.39% impact to the R6 Share Class and a 0.07%, 0.08%, 0.06% and 0.38% impact to the Open Class on the total return of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.09%, 0.06%, 0.10% and 0.33% impact on the net investment income (loss) ratio of the Portfolio for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   179

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.54	$14.88	$19.70	$18.05	$16.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.09	0.10	0.08	0.12
Net realized and unrealized gain (loss)	0.99	2.16	(3.98)	4.55	1.39
Total from investment operations	1.02	2.25	(3.88)	4.63	1.51
Less distributions from:
Net investment income	(0.05)	(0.19)	(0.10)	(0.08)	(0.11)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	(5.65)	(8.59)	(0.94)	(2.98)	(0.30)
Net asset value, end of period	$3.91	$8.54	$14.88	$19.70	$18.05
Total Return (b)	10.68%	16.30%	–19.89%	26.02%	8.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,684	$181,667	$1,193,492	$1,943,232	$1,936,367
Ratios to average net assets:
Net expenses	0.91%	0.81%	0.78%	0.76%	0.76%
Gross expenses	0.91%	0.81%	0.78%	0.76%	0.76%
Net investment income (loss)	0.36%	0.55%	0.58%	0.38%	0.72%
Portfolio turnover rate	146%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

180   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.71	$15.03	$19.88	$18.19	$16.98
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.08	0.05	0.03	0.08
Net realized and unrealized gain (loss)	0.99	2.14	(4.01)	4.58	1.38
Total from investment operations	1.00	2.22	(3.96)	4.61	1.46
Less distributions from:
Net investment income	(0.02)	(0.14)	(0.05)	(0.02)	(0.06)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	(5.62)	(8.54)	(0.89)	(2.92)	(0.25)
Net asset value, end of period	$4.09	$8.71	$15.03	$19.88	$18.19
Total Return (b)	10.38%	16.02%	–20.07%	25.72%	8.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,945	$21,231	$24,268	$35,649	$34,358
Ratios to average net assets:
Net expenses	1.14%	1.08%	1.04%	1.02%	1.02%
Gross expenses	1.14%	1.08%	1.04%	1.02%	1.02%
Net investment income (loss)	0.14%	0.51%	0.31%	0.13%	0.47%
Portfolio turnover rate	146%	81%	69%	32%	43%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   181

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$8.65	$14.93	$19.76	$18.09	$16.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.04	0.10	0.08	0.12
Net realized and unrealized gain (loss)	1.12	2.27	(3.99)	4.56	1.38
Total from investment operations	1.18	2.31	(3.89)	4.64	1.50
Less distributions from:
Net investment income	(0.05)	(0.19)	(0.10)	(0.07)	(0.11)
Net realized gains	(5.60)	(8.40)	(0.84)	(2.90)	(0.19)
Total distributions	(5.65)	(8.59)	(0.94)	(2.97)	(0.30)
Net asset value, end of period	$4.18	$8.65	$14.93	$19.76	$18.09
Total Return (b)	12.47%	16.73%	–19.89%	26.06%	8.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$0 (c)	$24	$2,186	$2,720	$2,177
Ratios to average net assets:
Net expenses	0.90%	0.79%	0.78%	0.76%	0.76%
Gross expenses	0.97%	1.02%	0.94%	0.87%	0.92%
Net investment income (loss)	0.65%	0.25%	0.59%	0.40%	0.73%
Portfolio turnover rate	146%	81%	69%	32%	43%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Amount is less than $1,000.

The accompanying notes are an integral part of these financial statements.

182   Annual Financial Statements

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$15.39	$12.99	$16.07	$13.37	$12.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	2.05	2.43	(2.82)	3.54	1.94
Total from investment operations	2.18	2.56	(2.72)	3.62	2.05
Less distributions from:
Net investment income	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.48	$15.39	$12.99	$16.07	$13.37
Total Return (b)	14.13%	19.77%	–16.94%	27.36%	17.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,287	$43,673	$38,037	$42,755	$31,075
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.26%
Net investment income (loss)	0.76%	0.93%	0.72%	0.54%	0.91%
Portfolio turnover rate	22%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   183

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$15.48	$13.06	$16.16	$13.45	$12.09
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.10	0.07	0.04	0.08
Net realized and unrealized gain (loss)	2.06	2.44	(2.84)	3.55	1.96
Total from investment operations	2.15	2.54	(2.77)	3.59	2.04
Less distributions from:
Net investment income	(0.09)	(0.09)	(0.07)	(0.01)	(0.07)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	(1.05)	(0.12)	(0.33)	(0.88)	(0.68)
Net asset value, end of period	$16.58	$15.48	$13.06	$16.16	$13.45
Total Return (b)	13.83%	19.53%	–17.18%	26.96%	17.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,202	$1,170	$1,160	$1,569	$1,285
Ratios to average net assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.31%	1.38%	1.31%	1.22%	1.79%
Net investment income (loss)	0.51%	0.68%	0.46%	0.29%	0.67%
Portfolio turnover rate	22%	38%	29%	27%	54%

The accompanying notes are an integral part of these financial statements.

184   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$15.39	$12.99	$16.08	$13.38	$12.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.13	0.10	0.08	0.11
Net realized and unrealized gain (loss)	2.06	2.43	(2.83)	3.54	1.94
Total from investment operations	2.19	2.56	(2.73)	3.62	2.05
Less distributions from:
Net investment income	(0.13)	(0.13)	(0.10)	(0.05)	(0.10)
Net realized gains	(0.96)	(0.03)	(0.26)	(0.87)	(0.61)
Total distributions	(1.09)	(0.16)	(0.36)	(0.92)	(0.71)
Net asset value, end of period	$16.49	$15.39	$12.99	$16.08	$13.38
Total Return (b)	14.19%	19.77%	–17.00%	27.34%	17.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,040	$47,011	$34,244	$36,066	$20,747
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.80%	0.81%	0.76%	1.27%
Net investment income (loss)	0.77%	0.93%	0.72%	0.52%	0.91%
Portfolio turnover rate	22%	38%	29%	27%	54%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   185

LAZARD US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$12.42	$12.21	$14.97	$14.42	$13.64
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.01	— (b)	0.01	0.04
Net realized and unrealized gain (loss)	1.39	1.19	(2.24)	2.81	0.82
Total from investment operations	1.37	1.20	(2.24)	2.82	0.86
Less distributions from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$11.96	$12.42	$12.21	$14.97	$14.42
Total Return (c)	11.21%	10.07%	–15.23%	19.91%	6.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,584	$32,004	$34,882	$94,517	$91,984
Ratios to average net assets:
Net expenses	0.98%	1.03%	1.03%	0.94%	0.98%
Gross expenses	1.25%	1.25%	1.05%	0.94%	0.98%
Net investment income (loss)	–0.18%	0.05%	–0.03%	0.05%	0.31%
Portfolio turnover rate	99%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

186   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$11.04	$10.98	$13.56	$13.25	$12.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.05)	(0.02)	(0.03)	(0.04)	—	(b)
Net realized and unrealized gain (loss)	1.23	1.07	(2.03)	2.59	0.75
Total from investment operations	1.18	1.05	(2.06)	2.55	0.75
Less distributions from:
Net investment income	—	—	—	— (b)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	(1.83)	(0.99)	(0.52)	(2.24)	(0.08)
Net asset value, end of period	$10.39	$11.04	$10.98	$13.56	$13.25
Total Return (c)	10.87%	9.83%	–15.49%	19.59%	6.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,173	$7,371	$7,750	$10,798	$10,965
Ratios to average net assets:
Net expenses	1.23%	1.28%	1.31%	1.22%	1.28%
Gross expenses	1.57%	1.57%	1.36%	1.22%	1.28%
Net investment income (loss)	–0.43%	–0.20%	–0.27%	–0.24%	—	%(d)
Portfolio turnover rate	99%	53%	35%	66%	80%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   187

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
R6 Shares
Net asset value, beginning of period	$12.45	$12.25	$14.98	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.02	(0.04)	0.01	0.04
Net realized and unrealized gain (loss)	1.41	1.17	(2.17)	2.82	0.84
Total from investment operations	1.39	1.19	(2.21)	2.83	0.88
Less distributions from:
Net investment income	—	—	—	(0.03)	(0.02)
Net realized gains	(1.83)	(0.99)	(0.52)	(2.24)	(0.06)
Total distributions	(1.83)	(0.99)	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$12.01	$12.45	$12.25	$14.98	$14.42
Total Return (c)	11.34%	9.95%	–15.01%	19.95%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$212	$39	$24	$718	$684
Ratios to average net assets:
Net expenses	0.92%	0.97%	1.03%	0.93%	0.96%
Gross expenses	1.18%	1.23%	1.51%	2.53%	1.65%
Net investment income (loss)	–0.14%	0.13%	–0.31%	0.05%	0.34%
Portfolio turnover rate	99%	53%	35%	66%	80%

*	The inception date for the R6 shares was January 8, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

188   Annual Financial Statements

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended				For the Period 6/30/20* to
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$14.08	$12.36	$15.41	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)	1.06	1.86	(2.86)	3.47	2.23
Total from investment operations	1.15	1.96	(2.78)	3.53	2.27
Less distributions from:
Net investment income	(0.08)	(0.14)	(0.08)	(0.08)	(0.04)
Net realized gains	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	(0.76)	(0.24)	(0.27)	(0.32)	(0.07)
Net asset value, end of period	$14.47	$14.08	$12.36	$15.41	$12.20
Total Return (b)	8.23%	15.88%	–18.07%	29.01%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,361	$11,239	$12,222	$14,687	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.70%	1.66%	1.84%	2.08%	2.49%
Net investment income (loss)	0.60%	0.79%	0.64%	0.43%	0.65%
Portfolio turnover rate	28%	34%	23%	8%	5%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   189

Selected data for a share of capital stock outstanding	Year Ended				For the Period 6/30/20* to
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$14.09	$12.37	$15.43	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.07	0.05	0.02	0.02
Net realized and unrealized gain (loss)	1.07	1.85	(2.87)	3.48	2.23
Total from investment operations	1.12	1.92	(2.82)	3.50	2.25
Less distributions from:
Net investment income	(0.05)	(0.10)	(0.05)	(0.04)	(0.01)
Net realized gains	(0.68)	(0.10)	(0.19)	(0.24)	(0.03)
Total distributions	(0.73)	(0.20)	(0.24)	(0.28)	(0.04)
Net asset value, end of period	$14.48	$14.09	$12.37	$15.43	$12.21
Total Return (b)	7.96%	15.58%	–18.32%	28.75%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$741	$590	$537	$655	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	2.62%	2.80%	2.88%	3.15%	5.31%
Net investment income (loss)	0.35%	0.56%	0.39%	0.17%	0.43%
Portfolio turnover rate	28%	34%	23%	8%	5%

*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

190   Annual Financial Statements

LAZARD US SYSTEMATIC SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended			For the Period 10/29/21 to
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21*
Institutional Shares
Net asset value, beginning of period	$10.17	$8.52	$10.26	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.05	0.09	0.02
Net realized and unrealized gain (loss)	1.23	1.64	(1.77)	0.26
Total from investment operations	1.32	1.69	(1.68)	0.28
Less distributions from:
Net investment income	(0.06)	(0.04)	(0.06)	(0.02)
Net realized gains	(0.28)	—	—	—
Total distributions	(0.34)	(0.04)	(0.06)	(0.02)
Net asset value, end of period	$11.15	$10.17	$8.52	$10.26
Total Return (b)	12.92%	19.80%	–16.33%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,298	$39,779	$24,786	$3,983
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.15%	1.37%	2.67%	5.13%
Net investment income (loss)	0.83%	0.53%	1.00%	1.39%
Portfolio turnover rate	111%	110%	74%	22%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   191

Selected data for a share of capital stock outstanding	Year Ended			For the Period 10/29/21 to
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21*
Open Shares
Net asset value, beginning of period	$10.20	$8.54	$10.28	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.02	0.06	0.02
Net realized and unrealized gain (loss)	1.22	1.65	(1.76)	0.26
Total from investment operations	1.28	1.67	(1.70)	0.28
Less distributions from:
Net investment income	(0.03)	(0.01)	(0.04)	—
Net realized gains	(0.28)	—	—	—
Total distributions	(0.31)	(0.01)	(0.04)	—
Net asset value, end of period	$11.17	$10.20	$8.54	$10.28
Total Return (b)	12.50%	19.58%	–16.51%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$159	$140	$102	$120
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%
Gross expenses	3.56%	4.59%	5.52%	13.16%
Net investment income (loss)	0.56%	0.25%	0.66%	1.14%
Portfolio turnover rate	111%	110%	74%	22%

The accompanying notes are an integral part of these financial statements.

192   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout each period	Year Ended 12/31/24	For the Period 2/22/23** to 12/31/23
R6 Shares
Net asset value, beginning of period	$10.17	$9.16
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.05
Net realized and unrealized gain (loss)	1.22	1.00
Total from investment operations	1.31	1.05
Less distributions from:
Net investment income	(0.06)	(0.04)
Net realized gains	(0.28)	—
Total distributions	(0.34)	(0.04)
Net asset value, end of period	$11.14	$10.17
Total Return (b)	12.88%	11.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126	$111
Ratios to average net assets (c):
Net expenses	0.85%	0.85%
Gross expenses	3.85%	7.09%
Net investment income (loss)	0.86%	0.63%
Portfolio turnover rate	111%	110%

*	The Portfolio commenced operations on October 29, 2021.
**	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   193

The Lazard Funds, Inc. Notes to Financial Statements
December 31, 2024

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2024, the Fund was comprised of twenty-four no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard International Equity Advantage Portfolio (“International Equity Advantage”), Lazard International Equity Portfolio (“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard International Small Cap Equity Portfolio (“International Small Cap Equity”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small Cap Equity Select Portfolio (“US Small Cap Equity Select”), Lazard US Sustainable Equity Portfolio (“US Sustainable Equity”), and Lazard US Systematic Small Cap Equity Portfolio (“US Systematic Small Cap Equity”). The financial statements of the other six Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

194   Annual Financial Statements

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

Annual Financial Statements   195

The Board of Directors (the “Board”) has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are

196   Annual Financial Statements

reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

Annual Financial Statements   197

During the year ended December 31, 2024, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$(68,622,351)	$(56,150,940)
Emerging Markets Core Equity*	(22,355,809)	(49,172,663)
Emerging Markets Equity Advantage	(4,353,344)	(3,524,669)
Emerging Markets Equity	(197,426,652)	(671,066,104)
International Equity Select	(1,396,914)	—
International Small Cap Equity	(1,780,063)	(853,583)

*	At December 31, 2024, $10,261,091 of the unused short-term realized capital loss carryovers and $37,733,496 of the unused long-term realized capital loss carryovers, which were acquired from Lazard Emerging Markets Strategic Equity Portfolio on June 22, 2023, are subject to annual limitations on their use to offset realized capital gains.

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Core Equity	$3,997,417
Emerging Markets Equity Advantage	2,772,902
Emerging Markets Equity	139,345,845
Global Listed Infrastructure	336,160,531
International Equity Advantage	36,034
International Equity Select	754,703
International Quality Growth	3,118,404
International Strategic Equity	117,391,558
US Systematic Small Cap Equity Portfolio	1,749,543

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and

198   Annual Financial Statements

treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$64,284,303	$30,195,336	$5,897,021	$24,298,315
Emerging Markets Core Equity	91,139,900	27,239,740	6,544,612	20,695,128
Emerging Markets Equity Advantage	180,978,103	25,031,960	14,409,683	10,622,277
Emerging Markets Equity	3,039,000,742	543,188,735	340,493,088	202,695,647
Equity Franchise	192,801,660	4,189,218	24,329,413	(20,140,195)
Global Equity Select	64,813,802	36,436,281	3,007,193	33,429,088
Global Listed Infrastructure	8,066,806,339	1,144,969,136	918,091,899	226,877,237
International Equity Advantage	26,222,692	2,364,921	1,311,671	1,053,250
International Equity	771,040,476	195,199,921	54,430,425	140,769,496
International Equity Select	43,442,989	9,302,356	3,269,619	6,032,737
International Quality Growth	290,325,671	45,000,999	29,374,783	15,626,216
International Small Cap Equity	8,818,690	885,529	671,121	214,408
International Strategic Equity	2,136,903,583	561,215,727	154,064,904	407,150,823
US Equity Concentrated	58,987,043	5,860,412	2,773,649	3,086,763
US Equity Focus	61,271,899	33,633,117	1,302,453	32,330,664
US Small Cap Equity Select	32,615,855	7,683,360	2,596,574	5,086,786
US Sustainable Equity	9,374,379	3,913,521	147,501	3,766,020
US Systematic Small Cap Equity	52,344,428	9,642,807	2,364,973	7,277,834

Annual Financial Statements   199

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Emerging Markets Core Equity, Emerging Markets Equity Advantage, Emerging Markets Equity, Equity Franchise, International Equity, International Small Cap Equity, US Equity Concentrated and US Small Cap Equity Select Portfolios, intend, on their 2024 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable

200   Annual Financial Statements

income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships.

Annual Financial Statements   201

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Developing Markets Equity	$33,487	$(33,487)
Emerging Markets Core Equity	100,117	(100,117)
Emerging Markets Equity Advantage	83,413	(83,413)
Emerging Markets Equity	3,758,689	(3,758,689)
Equity Franchise	1,004,649	(1,004,649)
Global Equity Select	542,479	(542,479)
Global Listed Infrastructure	(35,709)	35,709
International Equity Advantage	73,859	(73,859)
International Equity	11,887,068	(11,887,068)
International Equity Select	72,469	(72,469)
International Quality Growth	1,083,996	(1,083,996)
International Small Cap Equity	19,354	(19,354)
International Strategic Equity	111,621,520	(111,621,520)
US Equity Concentrated	29,323,286	(29,323,286)
US Equity Focus	452,233	(452,233)
US Small Cap Equity Select	324,394	(324,394)
US Sustainable Equity	17,115	(17,115)
US Systematic Small Cap Equity	2,577	(2,577)

202   Annual Financial Statements

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2024	2023	2024	2023
Developing Markets Equity	$732,598	$2,021,287	$—	$—
Emerging Markets Core Equity	1,438,979	1,779,265	—	—
Emerging Markets Equity Advantage	2,791,814	2,482,708	—	—
Emerging Markets Equity	97,464,220	97,073,876	—	—
Equity Franchise	15,154,396	9,486,402	7,650,762	—
Global Equity Select	601,159	738,104	5,895,749	1,089,454
Global Listed Infrastructure	285,009,685	256,036,712	78,568,101	—
International Equity Advantage	1,057,048	77,179	241,587	—
International Equity	31,376,040	30,480,846	47,212,906	11,858,271
International Equity Select	848,016	778,058	—	—
International Quality Growth	6,209,506	1,585,377	2,576,129	—
International Small Cap Equity	154,455	232,238	—	—
International Strategic Equity	51,468,485	62,446,169	265,770,361	—
US Equity Concentrated	8,820,130	15,683,328	33,677,104	141,678,406
US Equity Focus	1,225,278	778,558	4,601,183	206,582
US Small Cap Equity Select	836,082	118,408	4,710,590	2,977,480
US Sustainable Equity	79,632	191,007	590,762	31,152
US Systematic Small Cap Equity	291,941	143,679	1,458,840	—

Annual Financial Statements   203

At December 31, 2024, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Developing Markets Equity	$55,662	$(124,773,291)	$24,163,938
Emerging Markets Core Equity	9,888	(71,528,472)	20,179,199
Emerging Markets Equity Advantage	17,906	(7,878,013)	10,290,492
Emerging Markets Equity	—	(868,492,756)	197,083,341
Equity Franchise	2,533,244	—	(20,164,891)
Global Equity Select	144,202	2,439,371	33,426,641
Global Listed Infrastructure	88,326,432	269,743,256	226,526,367
International Equity Advantage	178,338	—	1,052,565
International Equity	1,906,313	7,330,822	140,600,108
International Equity Select	37,496	(1,396,914)	6,027,371
International Quality Growth	—	—	15,584,860
International Small Cap Equity	75,118	(2,633,646)	211,657
International Strategic Equity	—	30,479,604	405,173,583
US Equity Concentrated	—	—	3,086,763
US Equity Focus	—	975,282	32,330,666
US Small Cap Equity Select	739,860	521,297	5,086,786
US Sustainable Equity	—	80,133	3,747,861
US Systematic Small Cap Equity	—	1,193,948	7,277,834

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

204   Annual Financial Statements

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

Annual Financial Statements   205

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
International Equity Advantage	0.65
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
US Equity Concentrated (a)	0.65
US Equity Focus	0.55
US Small Cap Equity Select	0.75
US Sustainable Equity	0.60
US Systematic Small Cap Equity	0.70

(a) From January 1, 2024 to June 28, 2024, annual rate was 0.70%.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the

206   Annual Financial Statements

value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity	1.10%	1.35%	N/A	%
Emerging Markets Core Equity	1.10	1.35	1.05
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity (a)	1.15	1.40	1.10
Equity Franchise	0.95	1.20	N/A
Global Equity Select	0.90	1.15	N/A
Global Listed Infrastructure (b)	1.20	1.45	N/A
International Equity Advantage	0.80	1.05	N/A
International Equity	0.85	1.10	0.80
International Equity Select (c)	0.90	1.15	N/A
International Quality Growth (d)	0.85	1.10	0.80
International Small Cap Equity	1.03	1.28	N/A
International Strategic Equity (e)	1.00	1.25	0.95
US Equity Concentrated (f)	0.85	1.10	0.80
US Equity Focus	0.70	0.95	0.70
US Small Cap Equity Select (g)	0.95	1.20	0.90
US Sustainable Equity	0.75	1.00	N/A
US Systematic Small Cap Equity	0.90	1.15	0.85

(a)	From January 1, 2024 to June 28, 2024, annual rates were 1.20%, 1.45% and 1.15%.
(b)	This agreement will continue in effect until May 1, 2034.
(c)	This agreement will continue in effect until May 1, 2025, and from May 1, 2025 until May 1, 2034 at levels of 1.15%, 1.40% and 1.10%, respectively.
(d)	This agreement will continue in effect until May 1, 2034 for Open Shares.
(e)	From January 1, 2024 to June 28, 2024, annual rates were 1.05%, 1.30% and 1.00%.
(f)	From January 1, 2024 to June 28, 2024, annual rates were 0.90%, 1.15% and 0.85%. This agreement will continue in effect until May 1, 2025, and from May 1, 2025 until May 1, 2034, at levels of 1.10%, 1.35% and 1.05%, respectively.
(g)	From January 1, 2024 to June 28, 2024, annual rates were 1.00%, 1.25% and 0.95%.

In addition, until May 1, 2025, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

Annual Financial Statements   207

During the year ended December 31, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$124,513	$—	$13,719	$—
Emerging Markets Core Equity	158,133	—	6,914	—
Emerging Markets Equity Advantage	52,781	—	2,290	1,380
Equity Franchise	—	—	1,347	2,034
Global Equity Select	—	—	4,960	49
International Equity Advantage	26,498	3,417	115,231	—
International Equity Select	48,508	—	7,676	—
International Quality Growth	24,396	—	5,229	—
International Small Cap Equity	29,693	21,540	51,255	31,711
US Equity Concentrated	108	—	—	—
US Equity Focus	33,613	—	4,331	—
US Small Cap Equity Select	86,773	—	24,986	—
US Sustainable Equity	72,753	42,330	3,998	6,779
US Systematic Small Cap Equity	115,418	—	1,042	2,545

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$4,402	$—
Emerging Markets Equity Advantage	3,653	—
Emerging Markets Equity	2,759	—
International Equity	27,561	—
International Quality Growth	6,357	—
International Strategic Equity	5,380	—
US Equity Concentrated	4	—
US Equity Focus	30,775	—
US Small Cap Equity Select	449	—
US Systematic Small Cap Equity	828	2,718

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

208   Annual Financial Statements

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation in 2024 for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. Effective January 1, 2025, the annual compensation for each Independent Director that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $258,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses for attending Board and Committee meetings.

Annual Financial Statements   209

The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2024 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$21,634,113	$29,639,905
Emerging Markets Core Equity	44,921,762	57,532,132
Emerging Markets Equity Advantage	144,498,442	97,648,845
Emerging Markets Equity	1,054,926,712	549,187,160
Equity Franchise	218,757,241	157,609,261
Global Equity Select	23,227,277	32,072,739
Global Listed Infrastructure	2,966,043,962	3,488,278,802
International Equity Advantage	24,061,554	18,086,623
International Equity	432,787,707	677,984,985
International Equity Select	20,895,675	25,148,694
International Quality Growth	108,817,654	69,029,199
International Small Cap Equity	9,918,507	12,322,230
International Strategic Equity	2,280,099,335	4,020,651,387
US Equity Concentrated	160,628,889	304,158,278
US Equity Focus	20,078,927	28,484,301
US Small Cap Equity Select	38,792,373	43,805,199
US Sustainable Equity	3,897,975	3,507,494
US Systematic Small Cap Equity	67,119,200	52,311,586

For the year ended December 31, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At December 31, 2024, the Investment Manager owned 11.54%, 62.05% and 52.90% of the outstanding shares of the Lazard International Equity Advantage, Lazard US Sustainable Equity and Lazard US Systematic Small Cap Equity, respectively.

210   Annual Financial Statements

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the year ended December 31, 2024 were as follows:

Issue	Values at December 31, 2023	Purchase cost	Sales proceeds	Realized gain (loss)
Global Listed Infrastructure
Algonquin Power & Utilities Corp.	$80,527,516	$188,475,206	$(18,541,781)	$(2,114,590)
Atlas Arteria Ltd.	329,900,648	—	—	—
Italgas SpA	219,221,761	22,350,657	—	—
Pennon Group PLC	138,457,838	15,817,370	—	—
SES SA	139,222,404	368,900	—	—
Total Securities	$907,330,167	$227,012,133	$(18,541,781)	$(2,114,590)

Issue	Change in unrealized appreciation (depreciation)	Dividend income	Shares at December 31, 2024	Values at December 31, 2024
Algonquin Power & Utilities Corp.	$(62,551,723)	$10,694,599	41,860,578	$185,794,628
Atlas Arteria Ltd.	(83,053,535)	22,517,124	83,962,746	246,847,113
Italgas SpA	(3,816,146)	13,459,499	42,354,790	237,756,272
Pennon Group PLC	(34,830,596)	8,948,067	16,089,098	119,444,612
SES SA	(72,683,026)	14,431,804	21,121,589	66,908,278
Total Securities	$(256,935,026)	$70,051,093	205,388,801	$856,750,903

Annual Financial Statements   211

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the year ended December 31, 2024, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Developing Markets Equity	$1,053,795	$1,053,795	6.43%	1
Emerging Markets Core Equity	282,045	870,526	6.43	27
Emerging Markets Equity Advantage	2,982,236	9,051,613	6.43	21
Equity Franchise	2,077,115	3,214,624	6.43	2
Global Equity Select	1,394,441	1,798,068	5.91	4
International Equity Advantage	61,797	87,515	6.15	11
International Equity	5,436,666	13,711,910	6.07	21
International Equity Select	270,251	653,541	6.35	7
International Quality Growth	1,431,020	1,431,020	6.43	1
International Small Cap Equity	150,314	153,047	6.43	5
International Strategic Equity	17,427,350	94,803,972	6.05	34
US Equity Concentrated	1,068,125	14,324,569	6.22	25
US Small Cap Equity Select	253,597	524,656	5.80	4
US Sustainable Equity	253,048	253,048	6.43	3
US Systematic Small Cap Equity	1,784,723	3,860,750	6.43	5

*	For days borrowings were outstanding.

212   Annual Financial Statements

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting

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travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of

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forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively affect the Portfolio. Other risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Certain Portfolios may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Certain Portfolios may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be

216   Annual Financial Statements

subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

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(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Sustainable Investing Risk—A Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). A Portfolio’s investment strategy which focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described in the prospectus), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

218   Annual Financial Statements

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are

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subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(p) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting

220   Annual Financial Statements

data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the

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assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or input may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$2,153,103	$4,581,078	$—	$6,734,181
China	1,669,490	17,403,739	—	19,073,229
Hong Kong	—	1,160,096	—	1,160,096
Hungary	—	1,173,521	—	1,173,521
India	6,914,072	4,349,478	—	11,263,550
Indonesia	—	3,639,118	—	3,639,118
Macau	—	1,391,629	—	1,391,629
Mexico	2,085,968	—	—	2,085,968
Peru	1,695,160	—	—	1,695,160
Philippines	—	3,590,575	—	3,590,575
Poland	—	1,683,343	—	1,683,343
South Africa	—	4,970,979	—	4,970,979
South Korea	—	6,352,433	—	6,352,433
Taiwan	—	19,912,338	—	19,912,338
Turkey	—	802,441	—	802,441
United States	2,507,333	—	—	2,507,333
Short-Term Investments	546,724	—	—	546,724
Total	$17,571,850	$71,010,768	$—	$88,582,618

Annual Financial Statements   223

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Emerging Markets Core Equity Portfolio
Common Stocks*
Brazil	$2,002,616	$975,794	$—	$2,978,410
China	9,282,316	15,560,401	—	24,842,717
France	1,183,392	—	—	1,183,392
Ghana	744,206	—	—	744,206
Greece	—	2,551,517	—	2,551,517
Hong Kong	—	1,616,060	—	1,616,060
India	6,823,380	13,121,537	—	19,944,917
Indonesia	—	2,539,340	—	2,539,340
Macau	—	863,695	—	863,695
Mexico	4,007,963	—	—	4,007,963
Peru	1,094,970	—	—	1,094,970
Philippines	—	2,568,292	—	2,568,292
Russia	—	—	—	—
Saudi Arabia	—	3,752,462	—	3,752,462
South Africa	—	5,094,248	—	5,094,248
South Korea	—	9,606,077	—	9,606,077
Taiwan	6,573,455	12,633,141	—	19,206,596
Thailand	—	1,112,547	—	1,112,547
Turkey	—	1,777,953	—	1,777,953
United Arab Emirates	—	3,695,120	—	3,695,120
United Kingdom	1,318,785	—	—	1,318,785
United States	1,256,450	—	—	1,256,450
Short-Term Investments	79,214	—	—	79,214
Total	$34,366,747	$77,468,184	$—	$111,834,931

224   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Argentina	$438,237	$—	$—	$438,237
Brazil	265,952	3,983,731	—	4,249,683
Chile	214,894	—	—	214,894
China	6,331,483	48,188,431	—	54,519,914
Colombia	137,384	—	—	137,384
Egypt	592,395	—	—	592,395
Greece	207,622	1,043,151	—	1,250,773
Hungary	—	1,201,576	—	1,201,576
India	4,199,100	30,912,617	—	35,111,717
Indonesia	125,991	3,600,789	—	3,726,780
Malaysia	—	3,402,864	—	3,402,864
Mexico	2,658,442	—	—	2,658,442
Peru	1,034,068	—	—	1,034,068
Philippines	—	1,894,982	—	1,894,982
Poland	—	2,654,623	—	2,654,623
Qatar	—	416,284	—	416,284
Russia	—	—	—	—
Saudi Arabia	—	5,633,602	—	5,633,602
South Africa	533,309	3,281,578	—	3,814,887
South Korea	2,994,810	16,380,973	—	19,375,783
Taiwan	213,389	36,606,660	—	36,820,049
Thailand	—	4,215,933	—	4,215,933
Turkey	—	479,346	—	479,346
United Arab Emirates	—	3,548,261	—	3,548,261
United Kingdom	186,417	—	—	186,417
Preferred Stocks*
Brazil	—	998,335	—	998,335
Short-Term Investments	3,023,151	—	—	3,023,151
Total	$23,156,644	$168,443,736	$—	$191,600,380

Annual Financial Statements   225

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$99,209,576	$219,402,686	$—	$318,612,262
Chile	18,110,916	—	—	18,110,916
China	165,280,021	766,972,536	—	932,252,557
Egypt	7,009,380	17,697,134	—	24,706,514
Greece	—	90,634,706	—	90,634,706
Hong Kong	—	23,810,195	—	23,810,195
Hungary	—	108,488,996	—	108,488,996
India	—	154,358,517	—	154,358,517
Indonesia	44,855,547	99,123,094	—	143,978,641
Mexico	222,479,297	—	—	222,479,297
Peru	25,634,736	—	—	25,634,736
Russia	—	—	18	18
South Africa	—	263,731,550	—	263,731,550
South Korea	—	305,697,482	—	305,697,482
Taiwan	—	409,299,801	—	409,299,801
Thailand	—	57,336,409	—	57,336,409
Turkey	—	28,251,094	—	28,251,094
United Kingdom	—	46,652,219	—	46,652,219
United States	24,494,544	—	—	24,494,544
Short-Term Investments	43,162,556	—	—	43,162,556
Total	$650,236,573	$2,591,456,419	$18	$3,241,693,010

226   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Equity Franchise Portfolio
Common Stocks*
France	$—	$15,259,057	$—	$15,259,057
Germany	—	7,055,612	—	7,055,612
Italy	—	19,614,439	—	19,614,439
Japan	—	6,857,281	—	6,857,281
Luxembourg	—	3,012,952	—	3,012,952
Switzerland	—	1,911,702	—	1,911,702
United Kingdom	—	34,669,093	—	34,669,093
United States	73,766,382	7,146,125	—	80,912,507
Short-Term Investments	3,368,822	—	—	3,368,822
Total	$77,135,204	$95,526,261	$—	$172,661,465

Global Equity Select Portfolio
Common Stocks*
Australia	$—	$960,051	$—	$960,051
Canada	2,706,193	—	—	2,706,193
China	1,249,802	1,059,367	—	2,309,169
Denmark	—	1,217,974	—	1,217,974
Finland	—	765,183	—	765,183
France	—	3,012,806	—	3,012,806
Hong Kong	—	1,638,822	—	1,638,822
India	1,122,914	—	—	1,122,914
Ireland	2,778,789	—	—	2,778,789
Japan	—	5,557,855	—	5,557,855
Netherlands	826,560	3,091,685	—	3,918,245
Spain	—	1,204,040	—	1,204,040
Sweden	—	1,529,369	—	1,529,369
Switzerland	—	3,125,682	—	3,125,682
Taiwan	2,935,096	—	—	2,935,096
United Kingdom	1,331,501	6,423,330	—	7,754,831
United States	54,728,461	—	—	54,728,461
Short-Term Investments	977,410	—	—	977,410
Total	$68,656,726	$29,586,164	$—	$98,242,890

Annual Financial Statements   227

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$574,047,446	$—	$574,047,446
Canada	185,794,628	—	—	185,794,628
France	—	416,521,186	—	416,521,186
Germany	—	106,839,408	—	106,839,408
Hong Kong	—	642,194,645	—	642,194,645
Italy	—	1,414,976,480	—	1,414,976,480
Luxembourg	—	66,908,278	—	66,908,278
New Zealand	—	106,472,145	—	106,472,145
Portugal	—	68,643,904	—	68,643,904
Spain	—	360,511,708	—	360,511,708
Switzerland	—	156,557,189	—	156,557,189
United Kingdom	—	1,536,664,710	—	1,536,664,710
United States	1,497,232,226	660,215,401	—	2,157,447,627
Short-Term Investments	500,606,577	—	—	500,606,577
Other Financial Instruments†
Forward Currency Contracts	—	97,815,420	—	97,815,420
Total	$2,183,633,431	$6,208,367,920	$—	$8,392,001,351
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(1,641,848)	$—	$(1,641,848)

228   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Equity Advantage Portfolio
Common Stocks*
Argentina	$50,647	$—	$—	$50,647
Australia	—	1,163,454	—	1,163,454
Belgium	—	61,312	—	61,312
Brazil	—	132,537	—	132,537
Burkina Faso	31,897	—	—	31,897
Canada	2,341,657	—	—	2,341,657
China	277,265	2,367,033	—	2,644,298
Denmark	—	393,930	—	393,930
France	—	1,440,337	—	1,440,337
Germany	—	1,011,158	—	1,011,158
Greece	—	144,642	—	144,642
Hong Kong	—	440,436	—	440,436
India	779,987	—	—	779,987
Indonesia	100,769	58,930	—	159,699
Ireland	101,825	28,522	—	130,347
Israel	242,040	—	—	242,040
Italy	—	820,913	—	820,913
Japan	—	3,696,912	—	3,696,912
Malaysia	—	40,781	—	40,781
Mexico	63,013	—	—	63,013
Netherlands	—	1,072,505	—	1,072,505
Norway	—	134,084	—	134,084
Philippines	—	79,244	—	79,244
Poland	—	114,574	—	114,574
Saudi Arabia	—	204,009	—	204,009
Singapore	28,435	90,521	—	118,956
South Africa	114,718	64,048	—	178,766
South Korea	—	888,120	—	888,120
Spain	—	898,711	—	898,711
Sweden	—	413,470	—	413,470
Switzerland	—	1,415,430	—	1,415,430
Taiwan	—	1,587,346	—	1,587,346
Thailand	—	158,505	—	158,505
Turkey	—	71,112	—	71,112
United Arab Emirates	—	191,881	—	191,881
United Kingdom	215,879	1,903,735	—	2,119,614
United States	109,608	1,072,460	—	1,182,068
Preferred Stocks*
Brazil	—	245,680	—	245,680
Germany	—	159,672	—	159,672
Warrants*	—	—	—	—
Short-Term Investments	252,198	—	—	252,198
Total	$4,709,938	$22,566,004	$—	$27,275,942

Annual Financial Statements   229

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Equity Portfolio
Common Stocks*
Australia	$—	$11,818,570	$—	$11,818,570
Belgium	—	11,683,758	—	11,683,758
Canada	29,624,755	—	—	29,624,755
China	—	31,654,828	—	31,654,828
Finland	—	19,469,919	—	19,469,919
France	—	99,116,420	—	99,116,420
Germany	—	95,797,692	—	95,797,692
Greece	—	13,117,615	—	13,117,615
Hong Kong	—	27,373,399	—	27,373,399
Israel	10,980,240	—	—	10,980,240
Italy	14,451,741	11,119,814	—	25,571,555
Japan	—	190,825,697	—	190,825,697
Mexico	7,823,976	—	—	7,823,976
Netherlands	—	12,392,363	—	12,392,363
Singapore	—	13,760,822	—	13,760,822
South Korea	—	7,286,754	—	7,286,754
Spain	—	20,242,186	—	20,242,186
Sweden	—	17,586,950	—	17,586,950
Switzerland	—	27,801,488	—	27,801,488
Taiwan	12,915,056	—	—	12,915,056
United Kingdom	—	132,744,198	—	132,744,198
United States	43,730,150	25,340,504	—	69,070,654
Preferred Stocks*
Brazil	—	11,601,463	—	11,601,463
Germany	—	9,071,886	—	9,071,886
Short-Term Investments	2,477,728	—	—	2,477,728
Total	$122,003,646	$789,806,326	$—	$911,809,972

230   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Equity Select Portfolio
Common Stocks*
Belgium	$—	$736,601	$—	$736,601
Canada	1,493,910	—	—	1,493,910
China	—	3,025,271	—	3,025,271
Denmark	—	1,031,516	—	1,031,516
Finland	—	577,504	—	577,504
France	—	4,400,508	—	4,400,508
Germany	—	4,665,143	—	4,665,143
Greece	—	790,343	—	790,343
Hong Kong	—	1,378,987	—	1,378,987
India	910,103	—	—	910,103
Indonesia	337,275	543,217	—	880,492
Italy	841,287	—	—	841,287
Japan	—	6,499,990	—	6,499,990
Mexico	644,439	—	—	644,439
Netherlands	—	2,810,942	—	2,810,942
Singapore	—	704,975	—	704,975
South Korea	—	312,924	—	312,924
Spain	—	180,513	—	180,513
Sweden	—	746,065	—	746,065
Switzerland	—	1,495,789	—	1,495,789
Taiwan	—	2,253,092	—	2,253,092
United Kingdom	—	5,936,692	—	5,936,692
United States	2,631,725	1,727,521	—	4,359,246
Preferred Stocks*
Brazil	—	663,722	—	663,722
Germany	—	503,682	—	503,682
Short-Term Investments	1,632,067	—	—	1,632,067
Total	$8,490,806	$40,984,997	$—	$49,475,803

Annual Financial Statements   231

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$5,841,840	$—	$5,841,840
Brazil	—	3,705,280	—	3,705,280
Canada	13,763,806	—	—	13,763,806
China	—	7,599,350	—	7,599,350
Denmark	—	5,056,509	—	5,056,509
France	—	21,889,339	—	21,889,339
Germany	—	17,706,976	—	17,706,976
Hong Kong	—	10,661,569	—	10,661,569
India	8,716,379	—	—	8,716,379
Ireland	9,545,470	—	—	9,545,470
Israel	8,731,772	—	—	8,731,772
Japan	—	25,903,708	—	25,903,708
Netherlands	—	23,560,928	—	23,560,928
Norway	—	5,030,463	—	5,030,463
South Africa	—	8,837,443	—	8,837,443
Spain	—	8,924,987	—	8,924,987
Sweden	—	12,327,595	—	12,327,595
Switzerland	—	14,585,219	—	14,585,219
Taiwan	12,027,733	4,028,024	—	16,055,757
United Kingdom	—	50,394,119	—	50,394,119
United States	12,862,692	6,783,616	—	19,646,308
Preferred Stocks*
Germany	—	3,686,220	—	3,686,220
Short-Term Investments	3,780,860	—	—	3,780,860
Total	$69,428,712	$236,523,185	$—	$305,951,897

232   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$439,214	$—	$439,214
Austria	—	136,017	—	136,017
Canada	144,953	—	—	144,953
Denmark	—	120,112	—	120,112
Finland	—	99,317	—	99,317
France	—	561,523	—	561,523
Germany	—	450,908	—	450,908
Greece	—	244,766	—	244,766
Ireland	—	109,115	—	109,115
Israel	—	178,243	—	178,243
Italy	—	569,554	—	569,554
Japan	—	2,616,109	—	2,616,109
Jersey	—	118,901	—	118,901
Mexico	114,326	—	—	114,326
Netherlands	—	349,968	—	349,968
Portugal	—	171,615	—	171,615
Spain	—	222,735	—	222,735
Sweden	—	333,224	—	333,224
Switzerland	—	394,080	—	394,080
Taiwan	—	110,074	—	110,074
Turkey	—	75,566	—	75,566
United Kingdom	—	1,226,970	—	1,226,970
United States	—	85,501	—	85,501
Preferred Stocks*
Italy	—	66,938	—	66,938
Short-Term Investments	93,369	—	—	93,369
Total	$352,648	$8,680,450	$—	$9,033,098

Annual Financial Statements   233

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
International Strategic Equity Portfolio
Common Stocks*
Canada	$102,469,844	$—	$—	$102,469,844
Denmark	—	129,181,431	—	129,181,431
Finland	—	46,457,424	—	46,457,424
France	—	114,275,748	—	114,275,748
Germany	—	210,399,556	—	210,399,556
Greece	—	42,335,460	—	42,335,460
Hong Kong	—	66,361,216	—	66,361,216
India	—	28,605,265	—	28,605,265
Israel	40,505,109	111,167,937	—	151,673,046
Italy	24,369,818	102,601,443	—	126,971,261
Japan	—	397,857,346	—	397,857,346
Mexico	36,220,640	—	—	36,220,640
Netherlands	23,406,107	81,203,072	—	104,609,179
Portugal	—	59,572,749	—	59,572,749
South Korea	—	22,271,672	—	22,271,672
Sweden	—	23,186,810	—	23,186,810
Switzerland	—	88,035,232	—	88,035,232
Taiwan	—	28,310,595	—	28,310,595
United Kingdom	—	443,601,114	—	443,601,114
United States	223,769,299	58,935,377	—	282,704,676
Short-Term Investments	38,951,485	—	—	38,951,485
Total	$489,692,302	$2,054,359,447	$—	$2,544,051,749

234   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
US Equity Concentrated Portfolio
Common Stocks*	$60,796,651	$—	$—	$60,796,651
Short-Term Investments	1,277,155	—	—	1,277,155
Total	$62,073,806	$—	$—	$62,073,806
US Equity Focus Portfolio
Common Stocks*	$90,541,067	$—	$—	$90,541,067
Short-Term Investments	3,061,497	—	—	3,061,497
Total	$93,602,564	$—	$—	$93,602,564
US Small Cap Equity Select Portfolio
Common Stocks*	$37,702,641	$—	$—	$37,702,641
Total	$37,702,641	$—	$—	$37,702,641
US Sustainable Equity Portfolio
Common Stocks*	$12,773,385	$—	$—	$12,773,385
Short-Term Investments	367,014	—	—	367,014
Total	$13,140,399	$—	$—	$13,140,399
US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies	$266,586	$—	$—	$266,586
Common Stocks*	59,243,199	—	—	59,243,199
Rights	—	—	1,401	1,401
Short-Term Investments	111,076	—	—	111,076
Total	$59,620,861	$—	$1,401	$59,622,262

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and

Annual Financial Statements   235

Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities. When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

The Global Listed Infrastructure Portfolio uses forward currency contracts primarily for hedging purposes.

During the year ended December 31, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average foreign currency purchased	$211,700,000	*
Average foreign currency sold	$6,227,100,000

*	Represents average monthly notional exposure for the nine months the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$97,815,420

Liabilities – Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$1,641,848

236   Annual Financial Statements

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$253,478,338

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$124,233,365

None of the other presented Portfolios traded in derivative instruments during the year ended December 31, 2024.

As of December 31, 2024, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of December 31, 2024:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$97,815,420	$—	$97,815,420

Annual Financial Statements   237

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of New York Mellon Corp.	$7,936,017	$—	$—	$7,936,017
BNP Paribas SA	7,158,672	(73,876)	—	7,084,796
Canadian Imperial Bank of Commerce	9,073,928	—	—	9,073,928
Citibank N.A.	11,351,061	—	—	11,351,061
HSBC Bank USA N.A.	20,375,691	(43,632)	—	20,332,059
Morgan Stanley & Co.	10,166,862	(89,670)	—	10,077,192
Royal Bank of Canada	15,068,980	(892,758)	—	14,176,222
Standard Chartered Bank	1,673,446	(430,091)	—	1,243,355
State Street Bank & Trust Co.	15,010,763	(111,821)	—	14,898,942
Total	$97,815,420	$(1,641,848)	$—	$96,173,572

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,641,848	$—	$1,641,848

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$73,876	$(73,876)	$—	$—
HSBC Bank USA N.A.	43,632	(43,632)	—	—
Morgan Stanley & Co.	89,670	(89,670)	—	—
Royal Bank of Canada	892,758	(892,758)	—	—
Standard Chartered Bank	430,091	(430,091)	—	—
State Street Bank & Trust Co.	111,821	(111,821)	—	—
Total	$1,641,848	$(1,641,848)	$—	$—

238   Annual Financial Statements

11. Reorganization

At a meeting held on February 24, 2023 the Board approved the reorganization of Emerging Markets Strategic Equity Portfolio into the Emerging Markets Core Equity Portfolio in a tax-free reorganization (the “Reorganization”). The Reorganization was completed on June 22, 2023. The Reorganization was effectuated in order to permit the Lazard Emerging Markets Strategic Portfolio shareholders to continue to invest in equity securities of companies that are economically tied to emerging market countries in a larger combined fund that is anticipated to benefit from certain cost and operational efficiencies.

The chart below shows a summary of net assets, shares outstanding, net unrealized appreciation/(depreciation), undistributed net investment income and accumulated net realized gains/(losses), before and after the Reorganization.

	Before Reorganization		After Reorganization
	Emerging Markets Strategic Equity Portfolio	Emerging Markets Core Equity Portfolio	Emerging Markets Core Equity Portfolio
Net Assets
Institutional Shares	$42,695,854	$96,288,737	$138,984,591
Open Shares	2,423,804	1,320,769	3,744,573
R6 Shares	—	174,005	174,005
Total	$45,119,658	$97,783,511	$142,903,169
Shares Outstanding* Institutional Shares	3,944,969	9,842,075	14,206,187
Open Shares	223,363	135,458	384,043
R6 Shares	—	17,761	17,761
Net unrealized appreciation (depreciation)	(3,194,090)	15,320,491	12,126,401

*	A tax-free exchange of 3,944,969 Institutional Shares and 223,363 Open Shares of the Emerging Markets Strategic Equity Portfolio converted to 4,364,112 Institutional Shares and 248,585 Open Shares, respectively, of the Emerging Markets Core Equity Portfolio on June 22, 2023.

Annual Financial Statements   239

Assuming the acquisition of Emerging Markets Strategic Equity Portfolio had been completed on January 1, 2023, the beginning of the annual reporting period, Emerging Markets Core Equity Portfolio’s pro forma results of operations for the year ended December 31, 2023 were as follows:

Net investment income	$2,556,974
Net realized gain/loss and change in unrealized gain/(loss) on investments	$11,780,494
Net increase/(decrease) in net assets resulting from operations	$14,337,468

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Strategic Equity Portfolio that have been included in Emerging Markets Core Equity Portfolio’s Statement of Operations since June 22, 2023.

For financial reporting purposes, assets received and shares issued by Emerging Markets Core Equity Portfolio were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Strategic Equity Portfolio in the amount of $47,710,543, was carried forward to align ongoing reporting of Emerging Markets Core Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Emerging Markets Core Equity Portfolio acquired capital loss carryovers of $50,091,502, of which, $10,709,405 are short-term and $39,382,097 are long-term. These losses are not subject to expiration, but they may be subject to future annual limitations.

12. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize

240   Annual Financial Statements

revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

13. Subsequent Events

On January 9, 2025, the Board approved a Plan of Reorganization providing for the tax-free reorganization of International Equity Advantage Portfolio into Lazard International Dynamic Equity ETF, a shell series of Lazard Active ETF Trust (the “Reorganization”). The Reorganization, which will convert the Portfolio into an exchange-traded fund, does not require the approval of the shareholders of the Portfolios, and is anticipated to close on or about April 30, 2025.

Annual Financial Statements   241

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Lazard Funds, Inc. and Shareholders of Lazard Developing Markets Equity Portfolio, Lazard Emerging Markets Core Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Equity Franchise Portfolio, Lazard Global Equity Select Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard International Equity Advantage Portfolio, Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Quality Growth Portfolio, Lazard International Small Cap Equity Portfolio, Lazard International Strategic Equity Portfolio, Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, Lazard US Small Cap Equity Select Portfolio, Lazard US Sustainable Equity Portfolio and Lazard US Systematic Small Cap Equity Portfolio (collectively the “Portfolios”):

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Portfolios, certain of the funds constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (except for Lazard US Sustainable Equity Portfolio and Lazard US Systematic Small Cap Equity Portfolio, the financial highlights for the periods included in the table below), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Portfolio Name	Financial Highlights
Lazard US Sustainable Equity Portfolio	For the years ended December 31, 2024, 2023, 2022, 2021, and for the period from June 30, 2020 (commencement of operations) through December 31, 2020
Lazard US Systematic Small Cap Equity Portfolio	For the years ended December 31, 2024, 2023, 2022, and for the period from October 29, 2021 (commencement of operations) through December 31, 2021

242   Annual Financial Statements

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

Annual Financial Statements   243

The Lazard Funds, Inc.

Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2024

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2024:

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Developing Markets Equity	100.00%
Emerging Markets Core Equity	100.00
Emerging Markets Equity Advantage	64.10
Emerging Markets Equity	86.99
Equity Franchise	30.86
Global Equity Select	100.00
Global Listed Infrastructure	85.57
International Equity Advantage	39.23
International Equity	92.29
International Equity Select	100.00
International Quality Growth	63.83
International Small Cap Equity	100.00
International Strategic Equity	100.00
US Equity Concentrated	9.35
US Equity Focus	93.55
US Small Cap Equity Select	21.44
US Sustainable Equity	100.00
US Systematic Small Cap Equity	100.00

244   Annual Financial Statements

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Developing Markets Equity	0.00%
Emerging Markets Core Equity	2.15
Emerging Markets Equity Advantage	0.14
Emerging Markets Equity	0.00
Equity Franchise	10.38
Global Equity Select	78.45
Global Listed Infrastructure	15.29
International Equity Advantage	0.01
International Equity	0.00
International Equity Select	0.00
International Quality Growth	0.00
International Small Cap Equity	0.00
International Strategic Equity	0.00
US Equity Concentrated	9.39
US Equity Focus	85.56
US Small Cap Equity Select	21.47
US Sustainable Equity	99.84
US Systematic Small Cap Equity	100.00

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

Annual Financial Statements   245

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Developing Markets Equity	$2,097,038	$335,134
Emerging Markets Core Equity	3,012,022	407,591
Emerging Markets Equity Advantage	4,305,983	903,109
Emerging Markets Equity	146,684,719	16,102,065
Equity Franchise	3,955,794	281,906
Global Equity Select	—	—
Global Listed Infrastructure	300,507,792	19,655,819
International Equity Advantage	637,799	67,685
International Equity	29,332,135	290,070
International Equity Select	1,358,289	31,622
International Quality Growth	4,631,245	464,435
International Small Cap Equity	292,680	13,158
International Strategic Equity	80,491,919	4,589,476
US Equity Concentrated	—	—
US Equity Focus	—	—
US Small Cap Equity Select	—	—
US Sustainable Equity	—	—
US Systematic Small Cap Equity	—	—

246   Annual Financial Statements

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Developing Markets Equity	$—
Emerging Markets Core Equity	—
Emerging Markets Equity Advantage	—
Emerging Markets Equity	—
Equity Franchise	7,650,762
Global Equity Select	5,895,749
Global Listed Infrastructure	78,568,101
International Equity Advantage	241,587
International Equity	47,212,906
International Equity Select	—
International Quality Growth	2,576,129
International Small Cap Equity	—
International Strategic Equity	265,770,361
US Equity Concentrated	33,677,104
US Equity Focus	4,601,183
US Small Cap Equity Select	4,710,590
US Sustainable Equity	590,762
US Systematic Small Cap Equity	1,458,840

Annual Financial Statements   247

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

248   Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

Annual Financial Statements   249

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS020

Lazard Funds

Annual Financial Statements

December 31, 2024

Fixed Income Funds

Lazard US Convertibles Portfolio

Lazard US High Yield Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolio Holdings Presented by Asset Class/Credit Rating (unaudited) (N-CSR Item 7)
3	Portfolios of Investments (N-CSR Item 7)
3	Lazard US Convertibles Portfolio
11	Lazard US High Yield Portfolio
18	Lazard US Short Duration Fixed Income Portfolio
21	Notes to Portfolios of Investments (N-CSR Item 7)
22	Statements of Assets and Liabilities (N-CSR Item 7)
26	Statements of Operations (N-CSR Item 7)
28	Statements of Changes in Net Assets (N-CSR Item 7)
32	Financial Highlights (N-CSR Item 7)
38	Notes to Financial Statements (N-CSR Item 7)
65	Report of Independent Registered Public Accounting Firm
67	Tax and Other Information (unaudited)
69	Additional Information (N-CSR Item 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and the Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc. Portfolio Holdings Presented by

Asset Class/Credit Rating December 31, 2024 (unaudited)

Asset Class/Credit Rating#†	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio	Lazard US Short Duration Fixed Income Portfolio
Fixed Income
Aaa	—%	—%	56.7%
AA+	—	—	5.1
A+	—	—	1.4
A	—	—	7.4
A-	1.9	—	2.4
BBB+	8.1	—	10.6
BBB	4.8	—	10.1
Baa2	1.7	—	—
BBB-	6.9	—	6.1
BB+	2.6	9.7	—
BB	1.0	14.7	—
Ba2	—	1.4	—
BB-	0.9	25.1	—
B+	—	15.6	—
B	—	17.3	—
B2	—	1.2	—
B-	0.8	6.9	—
CCC+	—	4.4	—
CCC	—	3.1	—
Not Applicable	69.3	—	—
Short-Term Investments	2.0	0.6	0.2
Total Investments	100.0%	100.0%	100.0%

#	Represents percentage of total investments.
†	All credit ratings are S&P credit ratings unless an S&P rating is not available, in which case, Moody’s and Fitch credit ratings were used.

2   Annual Financial Statements

The Lazard Funds, Inc. Portfolios of Investments

December 31, 2024

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 86.2%

Automobiles | 3.0%
Ford Motor Co., 0.000%, 03/15/26	$238	$231,098
Rivian Automotive, Inc., 4.625%, 03/15/29	164	165,702
		396,800

Biotechnology | 6.6%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	186	198,176
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	79,945
Cytokinetics, Inc., 3.500%, 07/01/27	27	32,146
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	280	268,438
Insmed, Inc., 0.750%, 06/01/28	47	101,980
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	100	96,675
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	80,337
		857,697

Capital Markets | 0.6%
MARA Holdings, Inc., 0.000%, 03/01/30	85	73,058

Commercial Services & Supplies | 1.8%
Global Payments, Inc., 1.500%, 03/01/31	197	193,848
Shift4 Payments, Inc., 0.000%, 12/15/25	35	47,180
		241,028

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Construction & Engineering | 2.1%
Fluor Corp., 1.125%, 08/15/29	$135	$170,302
Meritage Homes Corp., 1.750%, 05/15/28	111	109,335
		279,637

Diversified REITs | 3.1%
Rexford Industrial Realty LP, 4.125%, 03/15/29	179	174,614
Welltower OP LLC, 2.750%, 05/15/28	166	225,511
		400,125

Electric Utilities | 6.5%
Alliant Energy Corp., 3.875%, 03/15/26	84	86,604
CMS Energy Corp., 3.375%, 05/01/28	224	233,072
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	77	89,358
PG&E Corp., 4.250%, 12/01/27	176	191,752
Southern Co., 3.875%, 12/15/25	237	249,265
		850,051

Electronic Equipment, Instruments & Components | 0.8%
Itron, Inc., 1.375%, 07/15/30	94	99,405

Energy Equipment & Services | 1.5%
Enphase Energy, Inc., 0.000%, 03/01/26	151	141,298
Sunrun, Inc., 4.000%, 03/01/30	69	60,646
		201,944

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Entertainment | 3.7%
Cinemark Holdings, Inc., 4.500%, 08/15/25	$21	$45,672
Live Nation Entertainment, Inc., 2.875%, 01/15/30	426	429,834
		475,506

Financial Services | 1.3%
Coinbase Global, Inc., 0.250%, 04/01/30	93	99,284
SoFi Technologies, Inc., 1.250%, 03/15/29	43	76,024
		175,308

Food Products | 1.1%
Chefs’ Warehouse, Inc., 2.375%, 12/15/28	107	137,870

Health Care Equipment & Supplies | 3.9%
Enovis Corp., 3.875%, 10/15/28	80	84,880
Exact Sciences Corp., 0.375%, 03/01/28	227	200,554
Insulet Corp., 0.375%, 09/01/26	85	107,742
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	57,394
TransMedics Group, Inc., 1.500%, 06/01/28	57	59,002
		509,572

Health Care Providers & Services | 1.3%
Teladoc Health, Inc., 1.250%, 06/01/27	188	165,064

Hotel & Resort REITs | 0.6%
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	84,024

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Interactive Media & Services | 15.0%
Airbnb, Inc., 0.000%, 03/15/26	$192	$180,576
Booking Holdings, Inc., 0.750%, 05/01/25	94	248,389
Etsy, Inc., 0.125%, 10/01/26	143	138,837
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	216,100
Palo Alto Networks, Inc., 0.375%, 06/01/25	77	282,013
Snap, Inc., 0.125%, 03/01/28	257	210,740
Uber Technologies, Inc., 0.000%, 12/15/25	301	304,161
Wayfair, Inc., 3.250%, 09/15/27	96	102,576
Ziff Davis, Inc., 1.750%, 11/01/26	120	112,729
Zillow Group, Inc., 2.750%, 05/15/25	129	149,885
		1,946,006

IT Services | 5.4%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	119,249
Parsons Corp., 2.625%, 03/01/29	114	134,007
Seagate HDD Cayman, 3.500%, 06/01/28	153	183,172
Western Digital Corp., 3.000%, 11/15/28	125	166,250
Zscaler, Inc., 0.125%, 07/01/25	80	99,640
		702,318

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Leisure Products | 4.3%
Carnival Corp., 5.750%, 12/01/27	$63	$127,032
NCL Corp. Ltd., 5.375%, 08/01/25	120	171,678
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	55	255,000
		553,710

Machinery | 1.1%
Bloom Energy Corp., 3.000%, 06/01/28	52	71,890
Middleby Corp., 1.000%, 09/01/25	66	73,880
		145,770

Media | 4.2%
Cable One, Inc., 1.125%, 03/15/28	117	96,818
Liberty Broadband Corp., 3.125%, 03/31/53	225	221,737
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	82,067
Sirius XM Holdings, Inc., 3.750%, 03/15/28	139	144,004
		544,626

Passenger Airlines | 2.4%
American Airlines Group, Inc., 6.500%, 07/01/25	120	140,486
Southwest Airlines Co., 1.250%, 05/01/25	164	168,961
		309,447

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Semiconductors & Semiconductor Equipment | 4.1%
MKS Instruments, Inc., 1.250%, 06/01/30	$157	$152,761
ON Semiconductor Corp., 0.500%, 03/01/29	265	250,491
Semtech Corp., 1.625%, 11/01/27	71	125,706
		528,958

Software | 11.8%
Akamai Technologies, Inc., 0.375%, 09/01/27	209	210,317
Cloudflare, Inc., 0.000%, 08/15/26	274	262,629
HubSpot, Inc., 0.375%, 06/01/25	49	120,491
MicroStrategy, Inc.:
0.625%, 09/15/28	31	55,102
0.625%, 03/15/30	177	363,337
Nutanix, Inc., 0.250%, 10/01/27	139	168,607
Tyler Technologies, Inc., 0.250%, 03/15/26	141	170,821
Workiva, Inc., 1.250%, 08/15/28	172	182,707
		1,534,011

Total Convertible Corporate Bonds (Cost $10,619,442)		11,211,935

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Convertibles Portfolio (continued)

Preferred Stocks | 11.7%

Aerospace & Defense | 3.0%
Boeing Co.	6,368	$387,748

Banks | 4.1%
Bank of America Corp., Series L	293	357,240
Wells Fargo & Co., Series L	145	173,175
		530,415

Chemicals | 0.8%
Albemarle Corp.	2,636	107,259

Electric Utilities | 1.1%
NextEra Energy, Inc.	3,602	147,394

Financial Services | 1.8%
Apollo Global Management, Inc.	2,652	230,485

Machinery | 0.9%
Chart Industries, Inc., Series B	1,698	119,675

Total Preferred Stocks (Cost $1,447,537)		1,522,976

Short-Term Investments | 2.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $257,504)	257,504	257,504

Total Investments | 99.9% (Cost $12,324,483)		$12,992,415

Cash and Other Assets in Excess of Liabilities l 0.1%		15,501

Net Assets | 100.0%		$13,007,916

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Lazard US Convertibles Portfolio (concluded)

Futures Contracts open at December 31, 2024:

Financial Futures	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

CME E-Mini
Standard & Poor’s 500 Index Futures	1	$50	03/21/25	$308,015	$296,788	$—	$11,228
CME E-mini Russell 2000
Index Futures	1	50	03/21/25	121,300	112,490	—	8,810
Total gross unrealized appreciation/depreciation on Futures contracts						$—	$20,038

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio

Corporate Bonds | 97.9%

Aerospace & Defense | 3.1%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$2,250	$2,418,602
TransDigm, Inc.: 6.750%, 08/15/28 (#)	1,000	1,008,724
4.625%, 01/15/29	500	468,059
		3,895,385

Automobile Components | 3.5%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,369,758
Goodyear Tire & Rubber Co.: 5.000%, 05/31/26	250	246,072
5.250%, 07/15/31	1,500	1,343,506
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,398,014
		4,357,350

Automobiles | 1.4%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,739,457

Building Products | 2.8%
Griffon Corp., 5.750%, 03/01/28	1,750	1,715,999
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,714,820
		3,430,819

Chemicals | 3.4%
Methanex Corp., 5.125%, 10/15/27	1,750	1,712,726
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,582,449

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	$1,000	$969,057
		4,264,232

Commercial Services & Supplies | 3.9%
ADT Security Corp., 4.125%, 08/01/29 (#)	250	229,857
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,954,645
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,402,909
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,278,718
		4,866,129

Containers & Packaging | 0.8%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,030,792

Diversified REITs | 1.3%
Iron Mountain, Inc.: 4.875%, 09/15/29 (#)	500	475,190
4.500%, 02/15/31 (#)	1,250	1,142,763
		1,617,953

Diversified Telecommunication Services | 4.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	1,821,380
Frontier Communications Holdings LLC: 6.750%, 05/01/29 (#)	500	502,508
8.750%, 05/15/30 (#)	1,500	1,585,334
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,844,518
		5,753,740

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Electric Utilities | 2.4%
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	$1,750	$1,669,216
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,311,693
		2,980,909

Electrical Equipment | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,700	1,619,930

Entertainment | 2.4%
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./Millennium Op, 5.375%, 04/15/27	1,550	1,533,525
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,462,829
		2,996,354

Food Products | 8.1%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,820,321
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,828,663
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,670,099
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,791,686
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,589,021
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,410,679
		10,110,469

Gas Utilities | 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,500	1,442,720

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Health Care Equipment & Supplies | 1.3%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	$1,500	$1,552,500

Health Care Providers & Services | 3.9%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,707,579
LifePoint Health, Inc.: 4.375%, 02/15/27 (#)	1,250	1,197,608
5.375%, 01/15/29 (#)	700	613,661
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,393,209
		4,912,057

Hotel & Resort REITs | 2.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,411,557
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,652,222
		3,063,779

Hotels, Restaurants & Leisure | 3.3%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	1,250	1,156,473
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,567,635
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,400,940
		4,125,048

Household Durables | 1.3%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,612,527

Interactive Media & Services | 1.1%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,372,996

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

IT Services | 2.7%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	$1,500	$1,624,957
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,674,313
		3,299,270

Leisure Products | 1.2%
Sabre GLBL, Inc.: 8.625%, 06/01/27 (#)	1,038	1,023,714
10.750%, 11/15/29 (#)	468	482,809
		1,506,523

Machinery | 1.5%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,904,539

Media | 16.0%
CCO Holdings LLC/CCO Holdings Capital Corp.: 5.125%, 05/01/27 (#)	500	491,310
4.750%, 03/01/30 (#)	1,500	1,369,749
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	1,500	1,353,463
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,118,384
Gray Television, Inc., 7.000%, 05/15/27 (#)	1,500	1,450,794
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,320,158
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,463,034
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,102,552
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,592,500
Sirius XM Radio LLC: 5.000%, 08/01/27 (#)	1,750	1,701,923
3.875%, 09/01/31 (#)	1,000	836,779

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

TEGNA, Inc., 5.000%, 09/15/29	$1,750	$1,636,649
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,742,951
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,727,367
		19,907,613

Oil, Gas & Consumable Fuels | 15.4%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,665	1,651,686
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,423,236
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,085,067
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,462,249
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,438,784
Genesis Energy LP/Genesis Energy Finance Corp., 8.000%, 01/15/27	1,500	1,526,099
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,785,082
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,525,444
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,642,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,202,163
Transocean, Inc., 8.750%, 02/15/30 (#)	1,955	2,016,240
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,443,294
		19,201,496

Software | 1.6%
Cloud Software Group, Inc.: 6.500%, 03/31/29 (#)	1,000	981,543
9.000%, 09/30/29 (#)	1,000	1,015,294
		1,996,837

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (concluded)

Specialty Retail | 5.9%
Asbury Automotive Group, Inc.: 4.500%, 03/01/28	$ 987	$946,039
5.000%, 02/15/32 (#)	750	684,161
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.: 4.625%, 01/15/29 (#)	500	463,340
6.750%, 01/15/30 (#)	1,250	1,153,154
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	936,210
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,590,392
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,560,074
		7,333,370

Total Corporate Bonds (Cost $127,812,308)		121,894,794

Description	Shares	Fair Value

Short-Term Investments | 0.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $749,892)	749,892	$749,892

Total Investments | 98.5% (Cost $128,562,200)		$122,644,686

Cash and Other Assets in Excess of Liabilities | 1.5%		1,869,900

Net Assets | 100.0%		$124,514,586

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 9.6%

Financial Services | 6.3%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	$608	$593,755
Business Jet Securities LLC, Series 2022 - 1A, Class A, 4.455%, 06/15/37 (#)	603	584,874
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	446,746
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	461,012
		2,086,387

Ground Transportation | 1.2%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	420	390,676

Real Estate Management & Development | 2.1%
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 07/17/38	747	716,328

Total Asset-Backed Securities (Cost $3,062,733)		3,193,391

Corporate Bonds | 32.1%

Aerospace & Defense | 2.1%
Boeing Co., 2.196%, 02/04/26	725	703,098

Automobiles | 6.5%
American Honda Finance Corp., 5.250%, 07/07/26	800	806,216
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	652,637
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	700,788
		2,159,641

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Banks | 9.4%
Bank of America Corp., 4.000%, 01/22/25	$1,050	$1,049,474
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	1,075	1,072,608
JPMorgan Chase & Co., 1.045% (SOFR + 0.800%), 11/19/26 (§)	1,050	1,016,347
		3,138,429

Biotechnology | 2.0%
Amgen, Inc., 5.250%, 03/02/25	675	675,368

Diversified Telecommunication Services | 2.1%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	706,524

Health Care Providers & Services | 2.0%
HCA, Inc., 4.500%, 02/15/27	675	668,651

Oil, Gas & Consumable Fuels | 4.1%
Energy Transfer LP, 5.500%, 06/01/27	650	658,348
Phillips 66 Co., 3.605%, 02/15/25	700	698,644
		1,356,992

Semiconductors & Semiconductor Equipment | 1.8%
Intel Corp., 3.750%, 08/05/27	600	581,964

Software | 2.1%
Oracle Corp., 2.500%, 04/01/25	700	695,968

Total Corporate Bonds (Cost $10,668,934)		10,686,635

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Mortgage-Backed Securities | 4.1%
COMM Mortgage Trust, Series 2016-787S, Class A 3.545%, 02/10/36 (#)	$ 700	$680,621
Manhattan West Mortgage Trust, Series 2020-1MW, Class A 2.130%, 09/10/39 (#)	750	688,922
(Cost $1,366,668)		1,369,543

U.S. Government Securities | 3.0%
Federal Farm Credit Banks Funding Corp.: 4.360%, 10/28/27 (Cost $1,003,578)	1,005	1,001,606

U.S. Treasury Securities | 50.3%
U.S. Treasury Notes: 3.750%, 08/15/27	7,550	7,454,078
4.125%, 11/15/27	3,090	3,076,365
4.000%, 12/15/27	6,265	6,216,819
(Cost $16,875,999)		16,747,262

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $77,221)	77,221	$77,221

Total Investments | 99.3% (Cost $33,055,133)		$33,075,658

Cash and Other Assets in Excess of Liabilities | 0.7%		240,384

Net Assets | 100.0%		$33,316,042

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

The Lazard Funds, Inc. Notes to Portfolios of Investments
December 31, 2024

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At December 31, 2024, these securities amounted to the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

US High Yield	81.8%
US Short Duration Fixed Income	11.5%

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2024.

Security Abbreviations:

REITs	— Real Estate Investment Trusts
SOFR	— Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio
ASSETS
Investments in securities, at fair value	$12,992,415	$122,644,686
Receivables for:
Dividends and interest	48,742	2,062,436
Capital stock sold	—	718
Amount due from Investment Manager (Note 3)	—	—
Cash collateral pledged for futures contracts	23,187	—
Total assets	13,064,344	124,707,840

LIABILITIES
Due to custodian	—	2,252
Payables for:
Management fees	3,742	39,770
Accrued professional services	28,554	31,520
Accrued custodian fees	13,066	27,849
Accrued shareholders’ reports	1,200	12,183
Accrued administration fees	7,443	9,494
Accrued distribution fees	33	443
Capital stock redeemed	—	67,016
Variation margin on open futures contracts	1,052	—
Other accrued expenses and payables	1,338	2,727
Total liabilities	56,428	193,254
Net assets	$13,007,916	$124,514,586

NET ASSETS
Paid in capital	$12,136,624	$157,436,669
Distributable earnings (Accumulated loss)	871,292	(32,922,083)
Net assets	$13,007,916	$124,514,586

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$33,075,658

278,073
—
31,491
—
33,385,222

—

—
28,663
10,160
3,217
5,300
—
21,043
—
797
69,180
$33,316,042

$36,163,087
(2,847,045)
$33,316,042

Annual Financial Statements   23

December 31, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio
Institutional Shares
Net assets	$12,850,536	$121,892,808
Shares of capital stock outstanding*	1,172,129	6,793,964
Net asset value, offering and redemption price per share	$10.96	$17.94

Open Shares
Net assets	$157,380	$2,610,104
Shares of capital stock outstanding*	14,351	144,808
Net asset value, offering and redemption price per share	$10.97	$18.02

R6 Shares
Net assets	—	$11,674
Shares of capital stock outstanding*	—	649	†
Net asset value, offering and redemption price per share	—	$18.00
Cost of investments in securities	$12,324,483	$128,562,200

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$33,298,386
3,489,848

$ 9.54

$ 17,656
1,848

$ 9.55

—
—

—

$33,055,133

Annual Financial Statements   25

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2024	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio
Investment Income (Loss)

Income
Interest	$274,640	$8,651,543
Dividends	63,998	274,080
Total investment income	338,638	8,925,623

Expenses
Management fees (Note 3)	71,054	883,659
Custodian fees	39,131	87,179
Professional services	32,072	57,269
Registration fees	40,276	41,204
Administration fees	21,600	38,220
Shareholders’ reports	4,375	28,070
Shareholders’ services	10,169	20,348
Directors’ fees and expenses	5,803	17,528
Distribution fees (Open Shares)	412	7,396
Other^	156	11,676
Total gross expenses	225,048	1,192,549
Management fees waived and expenses reimbursed	(135,663)	(299,191)
Total net expenses	89,385	893,358
Net investment income (loss)	249,253	8,032,265

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on: Investments	245,800	(3,440,161)
Futures contracts	47,872	(11,391)
Total net realized gain (loss)	293,672	(3,451,552)
Net change in unrealized appreciation (depreciation) on:
Investments	146,311	4,197,418
Futures contracts	(30,845)	—
Total net change in unrealized appreciation (depreciation)	115,466	4,197,418
Net realized and unrealized gain (loss)	409,138	745,866
Net increase (decrease) in net assets resulting from operations	$658,391	$8,778,131

^ Includes interest on line of credit (Note 6)	$—	$161

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Lazard US Short Duration Fixed Income Portfolio

$1,399,630

—
1,399,630

83,164
31,110
47,609
36,689
21,356
6,565
12,056
7,420
44
6,833
252,846
(119,296)
133,550
1,266,080

277,495
—
277,495

(178,523)
—
(178,523)
98,972

$1,365,052
$—

Annual Financial Statements   27

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard US Convertibles Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$249,253	$206,116
Net realized gain (loss)	293,672	82,703
Net change in unrealized appreciation (depreciation)	115,466	512,231
Net increase (decrease) in net assets resulting from operations	658,391	801,050

Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(262,142)	(336,860)
Open Shares	(3,170)	(6,106)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(265,312)	(342,966)

Capital stock transactions
Net proceeds from sales
Institutional Shares	3,156,985	3,461,876
Open Shares	23,605	66,678
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	262,142	336,860
Open Shares	3,170	6,106
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(66,248)	(60,050)
Open Shares	(50,997)	(3,364)
Net increase (decrease) in net assets from capital stock transactions	3,328,657	3,808,106
Total increase (decrease) in net assets	3,721,736	4,266,190
Net assets at beginning of period	9,286,180	5,019,990
Net assets at end of period	$13,007,916	$9,286,180

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
2024	2023	2024	2023

$8,032,265	$9,244,366	$1,266,080	$1,414,577
(3,451,552)	(9,406,959)	277,495	(1,260,686)
4,197,418	18,383,423	(178,523)	1,463,926

8,778,131	18,220,830	1,365,052	1,617,817

(7,946,751)	(9,199,641)	(1,265,814)	(1,411,919)
(142,376)	(125,017)	(631)	(577)
(575)	(398)	—	—
(8,089,702)	(9,325,056)	(1,266,445)	(1,412,496)

9,551,694	26,230,303	7,491,386	656,347
14,539	980,467	1,001	3,353
—	9,000	—	—

7,844,390	9,100,919	1,260,748	1,377,893
134,336	107,031	631	577
575	398	—	—

(66,477,399)	(96,653,345)	(5,914,228)	(30,451,361)
(580,777)	(1,151,214)	(3,947)	(789)

(49,512,642)	(61,376,441)	2,835,591	(28,413,980)
(48,824,213)	(52,480,667)	2,934,198	(28,208,659)
173,338,799	225,819,466	30,381,844	58,590,503
$124,514,586	$173,338,799	$33,316,042	$30,381,844

Annual Financial Statements   29

	Lazard US Convertibles Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	855,258	490,000
Shares sold	298,674	339,175
Shares issued to shareholders from reinvestment of distributions	24,397	31,885
Shares redeemed	(6,200)	(5,802)
Net increase (decrease)	316,871	365,258
Shares outstanding at end of period	1,172,129	855,258

Open Shares
Shares outstanding at beginning of period	16,707	10,000
Shares sold	2,143	6,445
Shares issued to shareholders from reinvestment of distributions	296	577
Shares redeemed	(4,795)	(315)
Net increase (decrease)	(2,356)	6,707
Shares outstanding at end of period	14,351	16,707

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

9,501,245	13,164,575	3,192,502	6,203,400
533,369	1,527,640	788,819	69,565

437,873	528,878	132,602	145,976
(3,678,523)	(5,719,848)	(624,075)	(3,226,439)
(2,707,281)	(3,663,330)	297,346	(3,010,898)
6,793,964	9,501,245	3,489,848	3,192,502

168,715	172,536	2,091	1,757
810	56,835	106	356

7,462	6,187	66	61
(32,179)	(66,843)	(415)	(83)
(23,907)	(3,821)	(243)	334
144,808	168,715	1,848	2,091

617	66	—	—
—	528	—	—

32	23	—	—
32	551	—	—
649	617	—	—

Annual Financial Statements   31

The Lazard Funds, Inc. Financial Highlights

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended		For the period 12/30/22*
each period	12/31/24	12/31/23	to 12/31/22

Institutional Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.27	— (b)
Net realized and unrealized gain (loss)	0.32	0.74	0.04
Total from investment operations	0.55	1.01	0.04
Less distributions from:
Net investment income	(0.24)	(0.26)	—
Net realized gains	— (b)	(0.14)	—
Total distributions	(0.24)	(0.40)	—
Net asset value, end of period	$10.96	$10.65	$10.04

Total Return (c)	5.25%	10.18%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,851	$9,108	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%
Gross expenses	1.86%	4.59%	3.08%
Net investment income (loss)	2.11%	2.55%	-0.75%
Portfolio turnover rate	38%	22%	0%

Open Shares
Net asset value, beginning of period	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.24	— (b)
Net realized and unrealized gain (loss)	0.33	0.75	0.04
Total from investment operations	0.53	0.99	0.04
Less distributions from:
Net investment income	(0.21)	(0.24)	—
Net realized gains	— (b)	(0.14)	—
Total distributions	(0.21)	(0.38)	—
Net asset value, end of period	$10.97	$10.65	$10.04

Total Return (c)	5.08%	9.91%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157	$178	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%
Gross expenses	4.97%	6.63%	18.24%
Net investment income (loss)	1.85%	2.32%	-1.00%
Portfolio turnover rate	38%	22%	0%

*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

LAZARD US HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

Institutional Shares
Net asset value, beginning of period	$17.92	$16.93	$19.63	$19.80	$19.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.90	0.76	0.72	0.72	0.80
Net realized and unrealized gain (loss)	0.03	1.00	(2.69)	(0.17)	0.13
Total from investment operations	0.93	1.76	(1.97)	0.55	0.93
Less distributions from:
Net investment income	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)
Total distributions	(0.91)	(0.77)	(0.73)	(0.72)	(0.81)
Net asset value, end of period	$17.94	$17.92	$16.93	$19.63	$19.80
Total Return (b)	5.31%	10.65%	-10.11%	2.86%	4.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,893	$170,290	$222,884	$299,518	$298,636
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.73%	0.70%	0.70%	0.66%	0.67%
Net investment income (loss)	5.00%	4.40%	4.06%	3.64%	4.17%
Portfolio turnover rate	49%	26%	7%	30%	26%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

Open Shares
Net asset value, beginning of period	$18.00	$17.01	$19.72	$19.90	$19.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.86	0.72	0.68	0.67	0.75
Net realized and unrealized gain (loss)	0.03	1.00	(2.70)	(0.17)	0.15
Total from investment operations	0.89	1.72	(2.02)	0.50	0.90
Less distributions from:
Net investment income	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)
Total distributions	(0.87)	(0.73)	(0.69)	(0.68)	(0.76)

Net asset value, end of period	$18.02	$18.00	$17.01	$19.72	$19.90

Total Return (b)	5.05%	10.35%	-10.32%	2.55%	4.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,610	$3,038	$2,935	$3,423	$3,733
Ratios to average net assets:
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	1.11%	1.08%	1.06%	1.00%	1.03%
Net investment income (loss)	4.78%	4.16%	3.81%	3.39%	3.94%
Portfolio turnover rate	49%	26%	7%	30%	26%

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20*

R6 Shares
Net asset value, beginning of period	$17.98	$16.99	$19.69	$19.88	$19.76
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.90	0.77	0.77	0.73	0.81
Net realized and unrealized gain (loss)	0.03	0.99	(2.72)	(0.18)	0.11
Total from investment operations	0.93	1.76	(1.95)	0.55	0.92
Less distributions from:
Net investment income	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)
Total distributions	(0.91)	(0.77)	(0.75)	(0.74)	(0.80)

Net asset value, end of period	$18.00	$17.98	$16.99	$19.69	$19.88

Total Return (b)	5.30%	10.65%	-9.98%	2.80%	4.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$11	$1	$1	$1
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	28.79%	38.30%	241.56%	231.95%	256.05%
Net investment income (loss)	5.04%	4.47%	4.30%	3.66%	4.22%
Portfolio turnover rate	49%	26%	7%	30%	26%

*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Institutional Shares
Net asset value, beginning of period	$9.51	$9.44	$9.83	$9.89	$9.77
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.36	0.31	0.12	0.02	0.12
Net realized and unrealized gain (loss)	0.03	0.08	(0.38)	(0.06)	0.12
Total from investment operations	0.39	0.39	(0.26)	(0.04)	0.24
Less distributions from:
Net investment income	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)
Total distributions	(0.36)	(0.32)	(0.13)	(0.02)	(0.12)
Net asset value, end of period	$9.54	$9.51	$9.44	$9.83	$9.89

Total Return (b)	4.21%	4.26%	-2.68%	-0.39%	2.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,298	$30,362	$58,574	$79,247	$87,746
Ratios to average net assets:
Net expenses	0.40%	0.40%	0.40%	0.36%	0.40%
Gross expenses	0.74%	0.66%	0.51%	0.48%	0.47%
Net investment income (loss)	3.81%	3.28%	1.28%	0.22%	1.21%
Portfolio turnover rate	276%	259%	135%	100%	97%

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Open Shares
Net asset value, beginning of period	$9.52	$9.45	$9.84	$9.90	$9.78
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.34	0.31	0.10	0.01	0.09
Net realized and unrealized gain (loss)	0.03	0.06	(0.38)	(0.06)	0.12
Total from investment operations	0.37	0.37	(0.28)	(0.05)	0.21
Less distributions from:
Net investment income	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)
Total distributions	(0.34)	(0.30)	(0.11)	(0.01)	(0.09)
Net asset value, end of period	$9.55	$9.52	$9.45	$9.84	$9.90

Total Return (b)	3.95%	3.98%	-2.89%	-0.50%	2.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18	$20	$17	$22	$29
Ratios to average net assets:
Net expenses	0.65%	0.65%	0.62%	0.48%	0.65%
Gross expenses	29.08%	29.63%	28.11%	18.10%	14.74%
Net investment income (loss)	3.56%	3.24%	1.06%	0.12%	0.96%
Portfolio turnover rate	276%	259%	135%	100%	97%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

The Lazard Funds, Inc. Notes to Financial Statements
December 31, 2024

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2024, the Fund was comprised of twenty-four no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard US Convertibles Portfolio (“US Convertibles”), the Lazard US High Yield (formerly the Lazard US Corporate Income Portfolio, “US High Yield”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”). The financial statements of the other twenty-one Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Equity securities traded on a securities exchange or market, including exchange-traded option contracts, futures

38   Annual Financial Statements

contracts, rights and warrants, and exchange-traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAV are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

Annual Financial Statements   39

Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed- income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward

40   Annual Financial Statements

currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the year ended December 31, 2024, none of the Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Annual Financial Statements   41

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the year ended December 31, 2024, the US Convertibles and US High Yield traded in futures contracts.

(e) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

42   Annual Financial Statements

During the year ended December 31, 2024, none of the Portfolios traded in options transactions.

(f) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statements of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation

Annual Financial Statements   43

margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

During the year ended December 31, 2024, none of the Portfolios traded in swap agreements.

(g) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

US Convertibles	$—	$—
US High Yield	(4,809,555)	(22,117,848)
US Short Duration Fixed Income	(2,238,225)	(608,451)

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts

US Convertibles	$—
US High Yield	297,333
US Short Duration Fixed Income	289,984

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the Portfolios had no such losses to defer.

44   Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Convertibles	$12,343,407	$1,067,210	$418,202	$649,008
US High Yield	128,650,944	827,463	6,833,721	(6,006,258)
US Short Duration Fixed Income	33,082,905	192,055	199,302	(7,247)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—For US High Yield and US Short Duration Fixed Income, income dividends are normally declared each business day and paid monthly. For US Convertibles, income dividends are declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently in connection with income distributions. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions,

Annual Financial Statements   45

capital loss carryforwards, deemed dividends outstanding, currency straddles and paydown gain/loss.

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)

US Convertibles	$68	$(68)
US High Yield	7	(7)
US Short Duration Fixed Income	56	(56)

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2024	2023	2024	2023

US Convertibles	$263,009	$342,966	$2,303	$—
US High Yield	8,089,702	9,325,056	—	—
US Short Duration Fixed Income	1,266,445	1,412,496	—	—

At December 31, 2024, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency

US Convertibles	$5,205	$217,079	$649,008
US High Yield	11,578	(26,927,403)	(6,006,258)
US Short Duration Fixed Income	10,859	(2,846,676)	(11,228)

(i) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

46   Annual Financial Statements

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

Annual Financial Statements   47

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolios’ investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

US Convertibles	0.60%
US High Yield	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of each Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of an “Acquired Fund” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

US Convertibles	0.75%	1.00%	N/A	%
US High Yield (a)	0.55	0.80	0.55
US Short Duration Fixed Income (b)	0.40	0.65	N/A

(a)	This agreement will continue in effect until May 1, 2034 for R6 Shares.
(b)	This agreement will continue in effect until May 1, 2034 for Open Shares.

48   Annual Financial Statements

In addition, until May 1, 2025, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for US Short Duration Fixed Income.

During the year ended December 31, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

US Convertibles	$70,065	$59,053	$989	$5,556
US High Yield	286,809	—	9,182	—
US Short Duration Fixed Income	83,120	31,133	44	4,999

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

US High Yield	$62	$3,138

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Annual Financial Statements   49

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation in 2024 for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. Effective January 1, 2025, the annual compensation for each Independent Director that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $258,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

50   Annual Financial Statements

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2024 were as follows:

Portfolio	Purchases	Sales

US Convertibles	$7,276,453	$4,281,242
US High Yield	75,592,162	117,631,244
US Short Duration Fixed Income	10,714,383	4,471,615

	US Government and Treasury Securities
Portfolio	Purchases	Sales

US Short Duration Fixed Income	$76,271,627	$81,703,674

At December 31, 2024, the Investment Manager owned 44.75% of the outstanding shares of US Convertibles.

For the year ended December 31, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the year ended December 31, 2024, the following Portfolios had borrowings under the Agreement as follows:

Annual Financial Statements   51

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

US High Yield	$450,961	$454,365	6.43%	2

* For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions,

52   Annual Financial Statements

government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a

Annual Financial Statements   53

decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or

54   Annual Financial Statements

less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty.

Annual Financial Statements   55

Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(f) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset,

56   Annual Financial Statements

market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(g) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(h) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Annual Financial Statements   57

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(i) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks

58   Annual Financial Statements

include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that

Annual Financial Statements   59

is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

60   Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024

US Convertibles Portfolio
Assets: Convertible Corporate Bonds	$—	$11,211,935	$—	$11,211,935
Preferred Stocks*	1,522,976	—	—	1,522,976
Short-Term Investments	257,504	—	—	257,504
Total	$1,780,480	$11,211,935	$—	$12,992,415
Liabilities:
Other Financial Instruments†
Futures	$(20,038)	$—	$—	$(20,038)
US High Yield Portfolio
Corporate Bonds*	$—	$121,894,794	$—	$121,894,794
Short-Term Investments	749,892	—	—	749,892
Total	$749,892	$121,894,794	$—	$122,644,686
US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$3,193,391	$—	$3,193,391
Corporate Bonds*	—	10,686,635	—	10,686,635
Mortgage-Backed Securities	—	1,369,543	—	1,369,543
U.S. Government Securities	—	1,001,606	—	1,001,606
U.S. Treasury Securities	—	16,747,262	—	16,747,262
Short-Term Investments	77,221	—	—	77,221
Total	$77,221	$32,998,437	$—	$33,075,658

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of

Annual Financial Statements   61

this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities. When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including futures contracts.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

During the year ended December 31, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instrument	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio

Futures contracts:
Average notional value of contracts – long	$900,000	$1,000,000	*

*	Positions were open for less than one month during the period.

62   Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024:

Lazard US Convertibles Portfolio

Liabilities – Derivative Financial Instruments	Total

Future contracts – Equity contract Unrealized depreciation (a)	$20,038

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was:

Lazard US Convertibles Portfolio

Net Realized Gain (Loss) from:	Equity Contract	Interest rate Contract	Total

Futures contracts	$75,964	$(28,092)	$47,872

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contract	Interest rate Contract	Total

Futures contracts	$(20,038)	$(10,807)	$(30,845)

Lazard US High Yield Portfolio

Net Realized Gain (Loss) from:	Total

Futures contracts – Interest rate contract	$(11,391)

As of December 31, 2024, none of the Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

11. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures

Annual Financial Statements   63

(“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

64   Annual Financial Statements

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Lazard Funds, Inc. and Shareholders of Lazard US Convertibles Portfolio, Lazard US High Yield Portfolio, and Lazard US Short Duration Fixed Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard US Convertibles Portfolio, Lazard US High Yield Portfolio (formerly the Lazard US Corporate Income Portfolio), and Lazard US Short Duration Fixed Income Portfolio, (collectively the “Portfolios”), three of the portfolios constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (except for Lazard US Convertibles Portfolio; the financial highlights for the periods included in the table below), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Portfolio Name	Financial Highlights
Lazard US Convertibles Portfolio	For the years ended December 31, 2024 and 2023, and for the period from December 30, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal

Annual Financial Statements   65

securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

66   Annual Financial Statements

The Lazard Funds, Inc. Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2024

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2024:

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage

US Convertibles	23.87%
US High Yield	—
US Short Duration Fixed Income	—

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage

US Convertibles	23.87%
US High Yield	—
US Short Duration Fixed Income	—

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains

US Convertibles	$2,303
US High Yield	—
US Short Duration Fixed Income	—

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

Annual Financial Statements   67

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

68   Annual Financial Statements

The Lazard Funds, Inc. Additional Information (N-CSR Item 8-11)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

Annual Financial Statements   69

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent
SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS026

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Lazard Funds

Annual Financial Statements

December 31, 2024

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio

Lazard Opportunistic Strategies Portfolio

Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolio Holdings Presented by Asset Class/Sector (unaudited) (N-CSR Item 7)
4	Portfolios of Investments (N-CSR Item 7)
4	Lazard Enhanced Opportunities Portfolio
23	Lazard Opportunistic Strategies Portfolio
27	Lazard Real Assets Portfolio
34	Notes to Portfolios of Investments (N-CSR Item 7)
38	Statements of Assets and Liabilities (N-CSR Item 7)
42	Statements of Operations (N-CSR Item 7)
44	Statements of Changes in Net Assets (N-CSR Item 7)
48	Financial Highlights (N-CSR Item 7)
57	Notes to Financial Statements (N-CSR Item 7)
95	Report of Independent Registered Public Accounting Firm
97	Tax and Other Information (unaudited)
99	Additional Information (N-CSR Item 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc.

Portfolio Holdings Presented by Asset Class/Sector December 31, 2024 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long^		Short†

Convertible Corporate Bonds
Communication Services	10.6%		—%
Consumer Discretionary	5.4		–7.7
Consumer Staples	15.0		—
Energy	2.8		—
Financials	5.0		—
Industrials	0.8		—
Information Technology	16.7		—
Materials	—	#	—

Equity
Consumer Discretionary	—		–9.1
Financials	0.1		–11.5
Health Care	—	#	–10.0
Industrials	—	#	–0.2
Information Technology	—	#	–54.8
Materials	—		–0.1
Real Estate	—		–6.6
Purchased Options	0.3		—
U.S. Treasury Securities	35.8		—
Warrants	—	#	—
Short-Term Investments	7.5		—
Total Investments	100.0%		–100.0%
^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

2   Annual Financial Statements

Asset Class/Sector	Lazard Opportunistic Strategies Portfolio **	Lazard Real Assets Portfolio

Equity*
Communication Services	5.8%	—%
Consumer Discretionary	6.2	—
Consumer Staples	3.3	—
Energy	1.8	7.0
Financials	8.0	—
Health Care	7.7	—
Industrials	7.6	7.7
Information Technology	25.0	—
Materials	1.4	2.6
Real Estate	1.3	41.4
Utilities	1.2	14.2
Commodity	1.9	—
Exchange-Traded Funds	—	6.8
Fixed Income	19.4	—
Short-Term Investments	9.4	20.3
Total Investments	100.0%	100.0%
*	Represents percentage of total investments.
**	The sector breakdown includes the underlying holdings of exchange-traded funds held by the Portfolio.

Annual Financial Statements   3

The Lazard Funds, Inc. Portfolios of Investments

December 31, 2024

Description		Shares	Fair Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.1%

United States | 0.1%
Bitdeer Technologies Group, Class A (*), (±)		286	$6,197
Block, Inc. (*)		307	26,092
Inotiv, Inc. (*), (±)		648	2,683
JetBlue Airways Corp. (*), (±)		223	1,753
			36,725
Total Common Stocks (Cost $36,619)			36,725

Description	Security Currency	Principal Amount (000)	Fair Value

Convertible Corporate Bonds | 50.0%

Australia | 1.4%
Flight Centre Travel Group Ltd.:
1.625%, 11/01/28 (±)	AUD	800	$482,881
2.500%, 11/17/27 (±)	AUD	200	132,057
			614,938
Austria | 0.5%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	300	240,214

Brazil | 0.1%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), («)	USD	616	37,730

Canada | 0.5%
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	342	227,215

China | 0.6%
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (±)	USD	200	241,089

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Netherlands | 0.8%
Pharming Group NV, 4.500%, 04/25/29 (±)	EUR	300	$325,038

Singapore | 0.5%
Sea Ltd., 0.250%, 09/15/26 (±)	USD	222	201,909

South Korea | 0.7%
Delivery Hero SE, 1.000%, 01/23/27 (±)	EUR	300	285,397

United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	200,155

United States | 44.4%
Affirm Holdings, Inc., 0.750%, 12/15/29 (±)	USD	21	20,238
Amyris, Inc., 1.500%, 11/15/26	USD	938	14,070
BlackLine, Inc., 0.000%, 03/15/26 (±)	USD	57	53,732
Block, Inc., 0.125%, 03/01/25 (±)	USD	390	387,952
Cheesecake Factory, Inc., 0.375%, 06/15/26	USD	71	69,722
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	354	344,088
Cleanspark, Inc., 0.000%, 06/15/30 (±)	USD	361	301,393
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	367	357,385
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	30	27,030
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/26 (±)	USD	733	692,685

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	3	$3,036
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	300	4,500
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	28	21,910
Dexcom, Inc., 0.250%, 11/15/25 (±)	USD	356	343,970
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	321	286,493
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	1,100	1,029,325
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	452	438,440
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	3	2,991
Fisker, Inc., 2.500%, 09/15/26 («), (±)	USD	772	5,450
Five9, Inc., 0.500%, 06/01/25 (±)	USD	57	55,398
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	401	593,881
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	80	78,900
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	324	124,779
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	1,029	993,242
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	422	386,679
Jazz Investments I Ltd., 2.000%, 06/15/26 (±)	USD	30	30,518
LCI Industries, 1.125%, 05/15/26 (±)	USD	55	54,073
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	741	233,392
3.750%, 02/15/30 (±)	USD	1,080	323,796

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

MARA Holdings, Inc.:
0.000%, 03/01/30 (±)	USD	339	$291,371
2.125%, 09/01/31 (±)	USD	22	23,650
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	1,251	1,179,067
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	304	296,400
MicroStrategy, Inc.:
0.625%, 03/15/30 (±)	USD	28	57,477
2.250%, 06/15/32 (±)	USD	223	364,159
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	539	532,936
Okta, Inc., 0.125%, 09/01/25 (±)	USD	712	688,508
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	434	421,544
Pegasystems, Inc., 0.750%, 03/01/25 (±)	USD	1,507	1,498,711
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	146	116,143
RealReal, Inc., 1.000%, 03/01/28 (±)	USD	11	8,629
Redfin Corp., 0.500%, 04/01/27 (±)	USD	427	331,480
Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	806	758,446
RingCentral, Inc.:
0.000%, 03/01/25 (±)	USD	282	279,709
0.000%, 03/15/26 (±)	USD	558	519,498
Shift Technologies, Inc., 4.750%, 05/15/26 («), (±)	USD	850	2,321
Snap, Inc., 0.750%, 08/01/26 (±)	USD	600	584,250
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	446	433,066
Super Micro Computer, Inc., 0.000%, 03/01/29 (±)	USD	396	356,193

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Terawulf, Inc., 2.750%, 02/01/30 (±)	USD	22	$21,760
Travere Therapeutics, Inc., 2.500%, 09/15/25 (±)	USD	239	234,811
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	438	401,208
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	720	720,527
Verint Systems, Inc., 0.250%, 04/15/26 (±)	USD	476	448,630
Viavi Solutions, Inc., 1.625%, 03/15/26 (±)	USD	773	792,325
			18,641,887

Total Convertible Corporate Bonds (Cost $23,283,688)			21,015,572

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount^	Fair Value

Purchased Options | 0.3%

Call
Innoviva, Inc., Expires 02/21/25	MSC	22	$20	$38,170	$660

Put
American Airlines Group, Inc., Expires 01/24/25	MSC	11	17	19,173	528
Inotiv, Inc., Expires 04/17/25	MSC	11	3	4,554	385
SPDR S&P 500 ETF Trust,
Expires 02/21/25	MSC	53	580	3,106,224	45,951
Expires 02/28/25	MSC	53	555	3,106,224	24,645
Expires 02/21/25	MSC	53	575	3,106,224	38,796

Total Purchased Options (Cost $105,082)					110,965

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

U.S. Treasury Securities | 31.9%
U.S. Treasury Bills:
0.000%, 01/09/25 (±)	USD	3,515	$3,512,123
0.000%, 01/21/25 (±)	USD	1,985	1,980,552
0.000%, 01/28/25 (±)	USD	145	144,560
0.000%, 03/13/25 (±)	USD	2,420	2,400,332
0.000%, 04/15/25 (±)	USD	4,105	4,055,932
U.S. Treasury Note,
4.000%, 10/31/29 (±)	USD	1,316	1,293,853

Total U.S. Treasury Securities (Cost $13,402,786)			13,387,352

Description	Shares	Fair Value

Warrants | 0.0%

Singapore | 0.0%
Maxeon Solar Technologies Ltd. Expires 01/15/28 (*), (¢)	26,550	$0

United States | 0.0%
Danimer Scientific, Inc. Expires 07/15/25 (*), (±)	19,663	708

Total Warrants (Cost $2,353)		708

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Short-Term Investments | 6.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $2,817,800)	2,817,800	$2,817,800

Total Investments excluding Securities Sold Short l 89.0% (Cost $39,648,328)		$37,369,122

Securities Sold Short | (3.4)%

Common Stocks | (3.1)%

Australia | (0.3)%
Flight Centre Travel Group Ltd.	(11,309)	(116,792)

Canada | (0.1)%
StorageVault Canada, Inc.	(6,310)	(17,295)

China | (0.4)%
Ping An Insurance Group Co. of China Ltd., Class H	(27,500)	(161,857)

Netherlands | (0.3)%
Pharming Group NV	(135,480)	(129,837)

South Korea | 0.0%
Delivery Hero SE	(387)	(10,892)

United States | (2.0)%
Cleanspark, Inc.	(18,097)	(166,673)
CSG Systems International, Inc.	(19)	(971)
Danimer Scientific, Inc.	(437)	(918)
Desktop Metal, Inc., Class A	(872)	(2,040)
DraftKings, Inc., Class A	(25)	(930)
Guidewire Software, Inc.	(3,527)	(594,582)

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description		Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Jazz Pharmaceuticals PLC		(84)	$(10,345)
MARA Holdings, Inc.		(203)	(3,404)
Q2 Holdings, Inc.		(51)	(5,133)
Summit Hotel Properties, Inc. REIT		(10,988)	(75,268)
			(860,264)

Total Common Stocks (Proceeds $1,453,455)			(1,296,937)

Description	Security Currency	Principal Amount (000)	Fair Value

Convertible Corporate Bonds | (0.3)%

United States | (0.3)%
JetBlue Airways Corp. 0.500%, 04/01/26 (Proceeds $98,437)	USD	(116)	$(108,170)

Total Securities Sold Short (Proceeds $1,551,892)			(1,405,107)

Total Investments l 85.6% (Cost and short proceeds $38,096,436) (»)			$35,964,015

Cash and Other Assets in Excess of Liabilities | 14.4%			6,041,007

Net Assets | 100.0%			$42,005,022

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at December 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

HKD	8,499,000	USD	1,095,472	SSB	03/27/25	$30	$—
USD	507,074	AUD	800,000	SSB	03/27/25	11,848	—
USD	57,516	CAD	82,000	SSB	03/27/25	291	—
USD	258,796	EUR	248,000	SSB	03/27/25	945	—
USD	685,974	EUR	651,000	SSB	03/27/25	9,116	—
USD	227,037	HKD	1,762,000	SSB	03/27/25	—	81
USD	867,913	HKD	6,737,000	SSB	03/27/25	—	471
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$22,230	$552

Written Options open at December 31, 2024:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount^	Premiums	Fair Value

Put
SPDR S&P 500 ETF Trust	MSC	53	555	02/21/25	$3,106,224	$19,542	$(20,723)
SPDR S&P 500 ETF Trust	MSC	53	560	02/21/25	3,106,224	21,036	(23,797)
Total Written Options		106				$40,578	$(44,520)

Total Return Swap Agreements open at December 31, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract

USD	NIP	$244,887	11/30/27	Alphatec Holdings, Inc., 0.750%, 08/01/26	4.33%	$—	$2,634

USD	BNP	793,479	11/17/25	American Airlines Group, Inc., 6.500%, 07/01/25	4.33	—	1,761

USD	NIP	81,420	11/30/27	Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	4.33	—	9,379

USD	BNP	674,224	11/17/25	ANI Pharmaceuticals, Inc., 2.250%, 09/01/29	4.33	—	8,384

USD	NIP	25,844	11/30/27	Applied Digital Corp., 2.750%, 06/01/30	4.33	—	2,918

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$122,938	11/17/25	Applied Optoelectronics 2.750%, 01/15/30	4.33%	$—	$1,846

USD	BNP	271,399	11/17/25	Astronics Corp., 5.500%, 03/15/30	4.33	—	3,024

USD	BNP	72,451	11/17/25	BigBear.AI Holdings, Inc., 6.000%, 12/15/29	4.33	—	2,173

USD	NIP	7,810	11/30/27	BigBear.AI Holdings, Inc., 6.000%, 12/15/29	4.33	—	1

USD	BNP	21,449	11/17/25	BILL Holdings, Inc., 0.000%, 04/01/30	4.33	—	649

USD	NIP	386,154	11/30/27	Bitdeer Technologies Grp 8.500%, 08/15/29	4.33	4,360	—

USD	BNP	108,879	11/17/25	BlackLine, Inc., 1.000%, 06/01/29	4.33	—	1,028

USD	BNP	9,852	11/17/25	Blackstone Mortgage Trust, Inc., 5.500%, 03/15/27	4.33	—	177

USD	BNP	157,581	11/17/25	Bloom Energy Corp., 3.000%, 06/01/29	4.33	—	11,894

USD	BNP	1,144,717	11/17/25	Bloom Energy Corp., 3.000%, 06/01/28	4.33	—	94,017

USD	BNP	43,362	11/17/25	Capital Southwest Corp., 5.125%, 11/15/29	4.33	—	924

USD	BNP	530,265	11/17/25	Ceridian Hcm Holdings Inc., 0.250%,03/15/26	4.33	—	897

USD	BNP	763,521	11/17/25	Cheesecake Factory Inc., 0.375%, 06/15/26	4.33	—	6,492

USD	BNP	378,526	11/17/25	Chefs’ Warehouse Inc., 2.375%, 12/15/28	4.33	2,870	—

USD	NIP	1,214,226	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	4.33	43,326	—

USD	BNP	743,628	11/17/25	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	4.33	—	87,920

USD	BNP	267,419	11/17/25	Confluent, Inc., 0.000%, 01/15/27	4.33	—	723

USD	BNP	712,258	11/17/25	CONMED Corp., 2.250%, 06/15/27	4.33	—	1,356

USD	BNP	229,393	11/17/25	CSG Systems International, Inc., 3.875%, 09/15/28	4.33	—	6,753

USD	NIP	269,441	11/30/27	Cytokinetics, Inc., 3.500%, 07/01/27	4.33	—	26,559

USD	NIP	957,567	11/30/27	Datadog, Inc., 0.125%, 06/15/25	4.33	—	5,578

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$109,681	11/17/25	Dexcom, Inc., 0.375%, 05/15/28	4.33%	$48	$—

USD	BNP	67,543	11/17/25	Dexcom, Inc., 0.250%, 11/15/25	4.33	92	—

USD	BNP	987,121	11/17/25	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	4.33	57,996	—

USD	BNP	140,341	11/17/25	DraftKings Holdings, Inc., 0.000%, 03/15/28	4.33	—	2,525

USD	BNP	353,339	11/17/25	Dropbox, Inc., 0.000%, 03/01/26	4.33	—	469

USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp., 2.500%, 05/15/26	4.33	—	81,896

USD	BNP	735,429	11/17/25	Encore Capital Group, Inc., 4.000%, 03/15/29	4.33	—	18,330

USD	BNP	515,301	11/17/25	Encore Capital Group, Inc., 3.250%, 10/01/25	4.33	7,740	—

USD	BNP	146,468	11/17/25	Enovis Corp., 3.875%, 10/15/28	4.33	—	5,355

USD	BNP	123,546	11/17/25	Enphase Energy, Inc., 0.000%, 03/01/28	4.33	—	5,106

USD	BNP	46,980	11/17/25	Etsy, Inc., 0.125%, 09/01/27	4.33	—	365

USD	BNP	54,602	11/17/25	Etsy, Inc., 0.250%, 06/15/28	4.33	—	383

USD	BNP	32,518	11/17/25	Etsy, Inc., 0.125%, 10/01/26	4.33	—	479

USD	BNP	22,998	11/17/25	Evergy, Inc., 4.500%, 12/15/27	4.33	—	97

USD	NIP	23,711	11/30/27	Exact Sciences Corp., 2.000%, 03/01/30	4.33	—	2,070

USD	NIP	69,561	11/30/27	Exact Sciences Corp., 0.375%, 03/01/28	4.33	—	1,532

USD	NIP	339,052	11/30/27	Exact Sciences Corp., 0.375%, 03/15/27	4.33	—	5,900

USD	BNP	692,763	11/17/25	Expedia Group, Inc., 0.000%, 02/15/26	4.33	48,021	—

USD	BNP	461,231	11/17/25	EZCORP, Inc., 3.750%, 12/15/29	4.33	—	2,331

USD	BNP	146,759	11/17/25	Federal Realty OP L.P. 3.250%, 01/15/29	4.33	—	3,009

USD	BNP	40,701	11/17/25	Five9, Inc., 1.000%, 03/15/29	4.33	—	1,046

USD	NIP	721,402	11/30/27	Five9, Inc., 0.500%, 06/01/25	4.33	22,101	—

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$235,848	11/17/25	Fluence Energy, Inc., 2.250%, 06/15/30	4.33%	$—	$8,964

USD	BNP	135,580	11/17/25	Fortuna Mining Corp., 3.750%, 06/30/29	4.33	—	9,013

USD	BNP	950,856	11/17/25	Greenbrier Cos. Inc., 2.875%, 04/15/28	4.33	72,756	—

USD	NIP	64,290	11/30/27	Groupon, Inc., 6.250%, 03/15/27	4.33	—	1,095

USD	BNP	127,893	11/17/25	Guardant Health, Inc., 0.000%, 11/15/27	4.33	167	—

USD	BNP	163,488	11/17/25	Guess?, Inc., 3.750%, 04/15/28	4.33	—	8,672

USD	BNP	471,126	11/17/25	Halozyme Therapeutics, Inc., 1.000%, 08/15/28	4.33	—	2,009

USD	NIP	540,689	11/30/27	Health Catalyst, Inc. 2.500%, 4/15/25	4.33	27,391	—

USD	NIP	1,926,977	11/30/27	HubSpot, Inc., 0.375%, 6/01/25	4.33	436,122	—

USD	BNP	36,754	11/17/25	Indie Semiconductor Inc., 3.500%, 12/15/29	4.33	—	2,253

USD	BNP	681,631	11/17/25	Innoviva, Inc., 2.125%, 03/15/28	4.33	61,612	—

USD	NIP	893,093	11/30/27	Insulet Corp., 0.375%, 09/01/26	4.33	—	19,751

USD	BNP	472,882	11/17/25	InterDigital, Inc., 3.500%, 06/01/27	4.33	—	4,651

USD	NIP	154,505	11/30/27	Ionis Pharmaceuticals, Inc., 1.750%, 06/15/28	4.33	—	4,535

USD	BNP	478,523	11/17/25	Jazz Investments I, Ltd., 2.000%, 06/15/26	4.33	601	—

USD	BNP	539,694	11/17/25	Jazz Investments I, Ltd., 3.125%, 09/15/30	4.33	—	6,761

USD	BNP	490,714	11/17/25	Lantheus Holdings, Inc., 2.625%, 12/15/27	4.33	—	8,870

USD	NIP	1,184,288	11/30/27	LCI Industries, 1.125%, 05/15/26	4.33	11,222	—

USD	BNP	448,081	11/17/25	Liberty Broadband Corp., 3.125%, 06/30/54	4.33	—	37,765

USD	BNP	385,749	11/17/25	Liberty Media Corp., 2.375%, 09/30/53	4.33	—	15,027

USD	BNP	235,120	11/17/25	Lyft, Inc., 0.625%, 03/01/29	4.33	—	13,895

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$34,344	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	4.33%	$—	$1,361

USD	BNP	247,293	11/17/25	Marriott Vacations Worldwide Corp., 3.250%, 12/31/27	4.33	—	599

USD	BNP	1,070,992	11/17/25	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	4.33	33,681	—

USD	BNP	19,246	11/17/25	Match Group Financeco 3, Inc., 2.000%, 01/15/30	4.33	—	229

USD	BNP	56,942	11/17/25	Merit Medical Systems, Inc., 3.000%, 02/01/29	4.33	—	2,587

USD	BNP	473,723	11/17/25	MGP Ingredients, Inc., 1.875%, 11/15/41	4.33	—	4,977

USD	NIP	224,155	11/30/27	Microchip Technology, Inc., 0.750%, 06/01/30	4.33	—	1,652

USD	NIP	25,952	11/30/27	MicroStrategy, Inc., 2.250%, 06/15/32	4.33	—	6,356

USD	NIP	36,659	11/30/27	MicroStrategy, Inc., 0.625%, 03/15/30	4.33	22,871	—

USD	BNP	120,978	11/17/25	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	4.33	—	1,931

USD	BNP	542,559	11/17/25	Mitek Systems, Inc., 0.750%, 02/01/26	4.33	9,030	—

USD	BNP	153,986	11/17/25	MKS Instruments, Inc., 1.250%, 06/01/30	4.33	—	5,117

USD	BNP	133,262	11/17/25	NCL Corp., Ltd., 1.125%, 02/15/27	4.33	6,014	—

USD	BNP	184,577	11/17/25	NCL Corp., Ltd., 2.500%, 02/15/27	4.33	—	1,755

USD	BNP	23,157	11/17/25	Nutanix, Inc., 0.500%, 12/15/29	4.33	—	1,300

USD	BNP	459,857	11/17/25	OPKO Health Inc., 3.750%, 01/15/29	4.33	—	33,620

USD	BNP	398,126	11/17/25	OSI Systems, Inc., 2.250%, 08/01/29	4.33	—	29,198

USD	BNP	58,241	11/17/25	PagerDuty, Inc., 1.500%, 10/15/28	4.33	—	3,529

USD	NIP	76,926	11/30/27	PAR Technology Corp., 2.875%, 04/15/26	4.33	—	4,316

USD	NIP	25,134	11/30/27	PAR Technology Corp., 1.500%, 10/15/27	4.33	—	963

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$821,506	11/17/25	Parsons Corp., 0.250%, 08/15/25	4.33%	$—	$40,173

USD	NIP	147,843	11/30/27	PDD Holdings, Inc., 0.000%, 12/01/25	4.33	—	881

USD	BNP	753,895	11/17/25	Pebblebrook Hotel Trust, 1.750%, 12/15/26	4.33	—	7,949

USD	NIP	876,167	11/30/27	Penn Entertainment, Inc., 2.750%, 05/15/26	4.33	—	50,688

USD	BNP	79,608	11/17/25	Progress Software Corp., 3.500%, 03/01/30	4.33	—	1,885

USD	BNP	213,774	11/17/25	PROS Holdings, Inc., 2.250%, 09/15/27	4.33	—	5,996

USD	BNP	1,090,075	11/17/25	Q2 Holdings, Inc., 0.750%, 06/01/26	4.33	—	39,946

USD	BNP	360,245	11/17/25	Q2 Holdings, Inc., 0.125%, 11/15/25	4.33	24,178	—

USD	BNP	41,443	11/17/25	RealReal Inc., 1.000%, 03/01/28	4.33	1,703	—

USD	BNP	8,512	11/17/25	Redfin Corp., 0.500%, 04/01/27	4.33	27	—

USD	BNP	64,358	11/17/25	Repay Holdings Corp., 2.875%, 07/15/29	4.33	—	2,582

USD	BNP	46,292	11/17/25	Repligen Corp., 1.000%, 12/15/28	4.33	—	1,192

USD	NIP	242,650	11/30/27	Repligen Corp., 1.000%, 12/15/28	4.33	—	6,900

USD	BNP	1,595,748	11/17/25	Sea, Ltd., 2.375%, 12/01/25	4.33	100,836	—

USD	NIP	224,363	11/30/27	Seagate HDD Cayman 3.500%, 06/01/28	4.33	—	24,430

USD	BNP	478,110	11/17/25	Shift4 Payments, Inc., 0.000%, 12/15/25	4.33	32,782	—

USD	BNP	981,803	11/17/25	Shopify, Inc., 0.125%, 11/01/25	4.33	40,738	—

USD	BNP	130,711	11/17/25	Silvercorp Metals Inc., 4.750%, 12/15/29	4.33	—	711

USD	BNP	601,832	11/17/25	Smart Global Holdings In. 2.000%, 02/01/29	4.33	—	10,484

USD	BNP	511,577	11/17/25	Smart Global Holdings In. 2.000%, 08/15/30	4.33	—	10,120

USD	NIP	304,368	11/30/27	Snap, Inc., 0.500%, 05/01/30	4.33	—	6,693

USD	NIP	25,648	11/30/27	Snap, Inc., 0.750%, 08/01/26	4.33	—	331

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$62,775	11/30/27	Snap, Inc., 0.125%, 03/01/28	4.33%	$365	$—

USD	BNP	267,692	11/17/25	Snowflake, Inc., 0.000%, 10/01/29	4.33	—	9,245

USD	BNP	302,874	11/17/25	Snowflake, Inc., 0.000%, 10/01/27	4.33	—	11,295

USD	BNP	100,274	11/17/25	SoFi Technologies, Inc., 1.250%, 03/15/29	4.33	—	3,034

USD	BNP	395,578	11/17/25	SoFi Technologies, Inc., 0.000%, 10/15/26	4.33	12,492	—

USD	BNP	735,300	11/17/25	Square Inc., 0.125%, 03/01/25	4.33	21,705	—

USD	BNP	21,312	11/17/25	SSR Mining, Inc., 2.500%, 04/01/39	4.33	—	87

USD	BNP	36,799	11/17/25	Super Micro Computer, Inc., 0.000%, 03/01/29	4.33	979	—

USD	BNP	1,149,292	11/17/25	Tandem Diabetes Care, Inc., 1.500%, 03/15/29	4.33	—	57,185

USD	BNP	191,852	11/17/25	TransMedics Group, Inc., 1.500%, 06/01/28	4.33	—	22,092

USD	BNP	951,873	11/17/25	Transocean, Inc., 4.625%, 09/30/29	4.33	—	31,189

USD	NIP	12,826	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	4.33	7,278	—

USD	BNP	168,169	11/17/25	Upstart Holdings, Inc., 1.000%, 11/15/30	4.33	—	19,679

USD	BNP	780,628	11/17/25	Upstart Holdings, Inc., 2.000%, 10/01/29	4.33	—	134,150

USD	BNP	265,429	11/17/25	Veeco Instruments, Inc., 3.750%, 06/01/27	4.33	—	8,835

USD	NIP	443,752	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	4.33	—	18,658

USD	BNP	15,107	11/17/25	Verint Systems, Inc., 0.250%, 04/15/26	4.33	—	27

USD	BNP	401,684	11/17/25	Vishay Intertechnology, Inc., 2.250%, 09/15/30	4.33	—	8,579

USD	BNP	367,916	11/17/25	Wayfair, Inc., 3.500%, 11/15/28	4.33	—	39,166

USD	BNP	564,718	11/17/25	Wayfair, Inc., 1.000%, 08/15/26	4.33	4,238	—

USD	NIP	197,407	11/30/27	Western Digital Corp., 3.000%, 11/15/28	4.33	—	23,177

USD	BNP	140,095	11/17/25	Winnebago Industries, Inc., 3.250%, 01/15/30	4.33	—	10,201

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$781,827	11/17/25	WisdomTree, Inc., 3.250%, 08/15/29	4.33%	$—	$44,987

USD	BNP	205,696	11/17/25	Xometry, Inc., 1.000%, 02/01/27	4.33	26,554	—

Short Position Contract

USD	BNP	11,019	11/17/25	Affirm Holdings, Inc.	4.33	1,519	—

USD	NIP	38,332	11/30/27	Alphatec Holdings, Inc.	4.33	1,778	—

USD	BNP	490,648	11/17/25	American Airlines Group, Inc.	4.33	—	1,297

USD	NIP	30,468	11/30/27	Amphastar Pharmaceuticals, Inc.	4.33	6,927	—

USD	BNP	324,558	11/17/25	ANI Pharmaceuticals, Inc.	4.33	3,657	—

USD	NIP	13,582	11/30/27	Applied Digital Corp.	4.33	—	537

USD	BNP	74,742	11/17/25	Applied Optoelectronics, Inc.	4.33	2,128	—

USD	BNP	122,877	11/17/25	Astronics Corp.	4.33	1,980	—

USD	BNP	61,064	11/17/25	BigBear.AI Holdings, Inc.	4.33	3,574	—

USD	NIP	6,405	11/30/27	BigBear.AI Holdings, Inc.	4.33	14	—

USD	BNP	11,136	11/17/25	Bill Holdings, Inc.	4.33	632	—

USD	NIP	354,266	11/30/27	Bitdeer Technologies Group	4.33	352	—

USD	BNP	63,697	11/17/25	Blackline, Inc.	4.33	324	—

USD	BNP	251	11/17/25	Blackstone Mortgage Trust, Inc.	4.33	12	—

USD	BNP	937,000	11/17/25	Bloom Energy Corp.	4.33	97,795	—

USD	BNP	19,686	11/17/25	Capital Southwest Corp.	4.33	571	—

USD	BNP	253,736	11/17/25	Charter Communications, Inc.	4.33	28,879	—

USD	BNP	162,666	11/17/25	Cheesecake Factory Inc.	4.33	8,012	—

USD	BNP	264,511	11/17/25	Chefs’ Warehouse Inc.	4.33	—	3,346

USD	NIP	117	11/30/27	Cleanspark, Inc.	4.33	16	—

USD	NIP	212,389	11/30/27	Cloudflare, Inc.	4.33	—	8,355

USD	BNP	427,774	11/17/25	Collegium Pharmaceutical, Inc.	4.33	80,250	—

USD	BNP	13,420	11/17/25	Confluent, Inc.	4.33	1,397	—

USD	BNP	89,487	11/17/25	CONMED Corp.	4.33	3,799	—

USD	BNP	76,847	11/17/25	CSG Systems International, Inc.	4.33	4,291	—

USD	NIP	148,732	11/30/27	Cytokinetics, Inc.	4.33	18,431	—

USD	NIP	964,871	11/30/27	Datadog, Inc.	4.33	17,653	—

USD	BNP	44,311	11/17/25	Dayforce, Inc.	4.33	2,760	—

USD	BNP	26,027	11/17/25	Dexcom, Inc.	4.33	440	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$22,119	11/17/25	DraftKings, Inc.	4.33%	$2,143	$—

USD	BNP	94,090	11/17/25	Dropbox, Inc.	4.33	1,266	—

USD	NIP	752,319	11/30/27	Dynavax Technologies Corp.	4.33	—	41,950

USD	BNP	735,996	11/17/25	Encore Capital Group, Inc.	4.33	959	—

USD	BNP	65,859	11/17/25	Enovis Corp.	4.33	4,164	—

USD	BNP	9,696	11/17/25	Enphase Energy, Inc.	4.33	2,004	—

USD	BNP	9,447	11/17/25	Etsy, Inc.	4.33	720	—

USD	BNP	12,917	11/17/25	Evergy, Inc.	4.33	115	—

USD	NIP	112,093	11/30/27	Exact Sciences Corp.	4.33	11,119	—

USD	BNP	164,156	11/17/25	Expedia Group, Inc.	4.33	—	1,305

USD	BNP	331,661	11/17/25	EZCORP, Inc.	4.33	1,623	—

USD	BNP	66,854	11/17/25	Federal Realty Investment Trust	4.33	803	—

USD	BNP	12,328	11/17/25	Five9, Inc.	4.33	787	—

USD	BNP	141,016	11/17/25	Fluence Energy, Inc.	4.33	9,498	—

USD	BNP	62,289	11/17/25	Fortuna Mining Corp.	4.33	7,754	—

USD	BNP	601,809	11/17/25	Greenbrier Cos. Inc.	4.33	—	77,803

USD	NIP	11,806	11/30/27	Groupon, Inc.	4.33	—	368

USD	BNP	10,389	11/17/25	Guardant Health, Inc.	4.33	888	—

USD	BNP	45,542	11/17/25	Guess?, Inc.	4.33	7,144	—

USD	BNP	250,571	11/17/25	Halozyme Therapeutics, Inc.	4.33	286	—

USD	NIP	1,917,117	11/30/27	HubSpot, Inc.	4.33	—	451,901

USD	BNP	23,632	11/17/25	indie Semiconductor, Inc.	4.33	2,118	—

USD	BNP	192,333	11/17/25	Innoviva, Inc.	4.33	—	21,141

USD	BNP	44,260	11/17/25	Inotiv, Inc.	4.33	5,824	—

USD	NIP	630,242	11/30/27	Insulet Corp.	4.33	24,037	—

USD	BNP	469,277	11/17/25	InterDigital, Inc.	4.33	5,124	—

USD	NIP	54,835	11/30/27	Ionis Pharmaceuticals, Inc.	4.33	3,759	—

USD	HSB	1,311,279	11/03/26	iShares iBoxx $ High Yield Corporate Bond ETF	4.33	1,600	—

USD	BNP	421,878	11/17/25	Jazz Pharmaceuticals PLC	4.33	1,690	—

USD	BNP	316,456	11/17/25	Lantheus Holdings, Inc.	4.33	8,625	—

USD	NIP	217,297	11/30/27	LCI Industries	4.33	25,818	—

USD	BNP	297,844	11/17/25	Live Nation Entertainment, Inc.	4.33	14,757	—

USD	BNP	106,111	11/17/25	Lyft, Inc.	4.33	13,760	—

USD	NIP	19,114	11/30/27	MACOM Technology Solutions Holdings, Inc.	4.33	1,186	—

USD	BNP	247,329	11/17/25	MARA Holdings, Inc.	4.33	63,765	—

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$100,664	11/17/25	Marriott Vacations Worldwide Corp.	4.33%	$3,918	$—

USD	BNP	3,126	11/17/25	Match Group, Inc.	4.33	—	145

USD	BNP	41,678	11/17/25	Merit Medical Systems, Inc.	4.33	2,023	—

USD	BNP	5,433	11/17/25	Mesa Laboratories, Inc.	4.33	—	106

USD	BNP	11,622	11/17/25	MGP Ingredients, Inc.	4.33	1,504	—

USD	NIP	28,125	11/30/27	Microchip Technology, Inc.	4.33	1,744	—

USD	BNP	478,754	11/17/25	MicroStrategy, Inc., Class A	4.33	124,838	—

USD	NIP	42,211	11/30/27	MicroStrategy, Inc., Class A	4.33	—	11,369

USD	BNP	87,942	11/17/25	Mirum Pharmaceuticals, Inc.	4.33	1,934	—

USD	BNP	57,774	11/17/25	Mitek Systems, Inc.	4.33	—	3,229

USD	BNP	71,632	11/17/25	MKS Instruments, Inc.	4.33	4,718	—

USD	BNP	122,564	11/17/25	Norwegian Cruise Line Holdings, Ltd.	4.33	—	2,612

USD	BNP	11,002	11/17/25	Nutanix, Inc.	4.33	1,213	—

USD	BNP	338,379	11/17/25	OPKO Health, Inc.	4.33	29,424	—

USD	BNP	232,123	11/17/25	OSI Systems, Inc.	4.33	25,012	—

USD	BNP	23,587	11/17/25	PagerDuty, Inc.	4.33	2,989	—

USD	NIP	83,979	11/30/27	PAR Technology Corp.	4.33	4,696	—

USD	BNP	826,052	11/17/25	Parsons Corp.	4.33	40,451	—

USD	NIP	8,738	11/30/27	PDD Holdings, Inc.	4.33	591	—

USD	BNP	110,816	11/17/25	Pebblebrook Hotel Trust	4.33	5,374	—

USD	BNP	38,397	11/17/25	Pegasystems, Inc.	4.33	1,210	—

USD	BNP	607,962	11/17/25	Penguin Solutions, Inc.	4.33	17,332	—

USD	NIP	350,354	11/30/27	Penn Entertainment, Inc.	4.33	14,584	—

USD	BNP	10,171	11/17/25	Porch Group, Inc.	4.33	754	—

USD	BNP	47,020	11/17/25	Progress Software Corp.	4.33	959	—

USD	BNP	50,850	11/17/25	PROS Holdings, Inc.	4.33	5,481	—

USD	BNP	816,961	11/17/25	Q2 Holdings, Inc.	4.33	36,722	—

USD	BNP	12,288	11/17/25	RealReal Inc/The	4.33	—	2,522

USD	BNP	17,042	11/17/25	Redfin Corp.	4.33	2,506	—

USD	BNP	24,385	11/17/25	Repay Holdings Corp.	4.33	1,556	—

USD	BNP	20,739	11/17/25	Repligen Corp.	4.33	875	—

USD	NIP	106,481	11/30/27	Repligen Corp.	4.33	3,708	—

USD	BNP	1,175,539	11/17/25	Sea, Ltd.	4.33	5,999	—

USD	NIP	134,729	11/30/27	Seagate Technology Holdings PLC	4.33	17,919	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Reference Rate at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$365,070	11/17/25	Shift4 Payments, Inc.	4.33%	$—	$37,181

USD	BNP	271,139	11/17/25	Shopify, Inc.	4.33	9,461	—

USD	BNP	54,525	11/17/25	Silvercorp Metals, Inc.	4.33	1,938	—

USD	NIP	208,260	11/30/27	Snap, Inc.	4.33	11,212	—

USD	BNP	348,703	11/17/25	Snowflake, Inc.	4.33	19,655	—

USD	BNP	212,221	11/17/25	SoFi Technologies, Inc.	4.33	6,153	—

USD	BNP	81,331	11/17/25	Square, Inc. Class A	4.33	7,305	—

USD	BNP	2,481	11/17/25	SSR Mining Inc.	4.33	219	—

USD	BNP	3,092	11/17/25	Summit Hotel Properties, Inc.	4.33	16	—

USD	BNP	39,711	11/17/25	Super Micro Computer, Inc.	4.33	7,585	—

USD	BNP	773,174	11/17/25	Tandem Diabetes Care, Inc.	4.33	47,046	—

USD	NIP	16,096	11/30/27	Terawulf, Inc.	4.33	3,995	—

USD	BNP	88,907	11/17/25	TransMedics Group, Inc.	4.33	18,202	—

USD	BNP	619,483	11/17/25	Transocean, Ltd.	4.33	28,659	—

USD	BNP	7,083	11/17/25	Travere Therapeutics, Inc.	4.33	184	—

USD	NIP	4,119	11/30/27	Travere Therapeutics, Inc.	4.33	—	5,340

USD	BNP	730,687	11/17/25	Upstart Holdings, Inc.	4.33	147,312	—

USD	BNP	41,228	11/17/25	Varex Imaging Corp.	4.33	1,908	—

USD	BNP	251,047	11/17/25	Veeco Instruments, Inc.	4.33	8,507	—

USD	NIP	255,101	11/30/27	Veeco Instruments, Inc.	4.33	21,110	—

USD	BNP	27,119	11/17/25	Verint Systems, Inc.	4.33	2,497	—

USD	BNP	239,615	11/17/25	Viavi Solutions, Inc.	4.33	21,445	—

USD	BNP	122,203	11/17/25	Vishay Intertechnology, Inc.	4.33	4,691	—

USD	BNP	266,633	11/17/25	Wayfair, Inc.	4.33	42,861	—

USD	NIP	135,784	11/30/27	Western Digital Corp.	4.33	19,267	—

USD	BNP	46,009	11/17/25	Winnebago Industries, Inc.	4.33	6,829	—

USD	BNP	472,670	11/17/25	WisdomTree, Inc.	4.33	42,653	—

USD	BNP	68,102	11/17/25	Xometry, Inc.	4.33	—	23,404

Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$2,493,167	$1,997,189

^	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 65 basis points. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 52 basis points, with one specific position having a rate of OBFR minus a spread of 850 basis points.

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 90.8%

Commodity | 1.9%
U.S. Copper Index Fund	23,775	$598,179

Equity Funds | 69.5%
Invesco QQQ Trust Series 1	4,285	2,190,621
iShares Expanded Tech-Software Sector ETF	21,217	2,124,246
iShares MSCI Japan ETF	23,888	1,602,885
iShares Russell 2000 ETF	8,919	1,970,742
SPDR EURO STOXX 50 ETF	20,421	983,271
SPDR S&P Biotech ETF	6,259	563,685
Vanguard S&P 500 ETF	8,755	4,717,282
Vanguard S&P 500 Growth ETF	12,886	4,717,049
Vanguard S&P 500 Value ETF	17,357	3,202,540
		22,072,321

Fixed-Income Funds | 19.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,572	1,022,673
Vanguard Long-Term Treasury ETF	58,278	3,225,687
Vanguard Mega Cap ETF	9,027	1,919,682
		6,168,042

Total Exchange-Traded Funds (Cost $22,641,728)		28,838,542

Short-Term Investments | 9.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (Cost $2,996,484)	2,996,484	2,996,484

Total Investments | 100.2% (Cost $25,638,212)		$31,835,026

Liabilities in Excess of Cash and Other Assets | (0.2)%		(61,280)

Net Assets | 100.0%		$31,773,746

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Lazard Opportunistic Strategies Portfolio (continued)

Forward Currency Contracts open at December 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,500,000	CNY	10,837,436	SSB	01/23/25	$13,135	$—

Total Return Swap Agreements open at December 31, 2024:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation
USD	GSC	$1,624,778	05/12/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.60 bps	Upon Maturity(a)	$134,277		$—
USD	GSC	1,014,887	12/09/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.92 bps	Upon Maturity(a)	—		78,032
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$134,277	*	$78,032	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $60,456.

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Lazard Opportunistic Strategies Portfolio (continued)

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of December 31, 2024:

Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value

Alphabet Inc., Class A	492	$93,136
Amazon.Com Inc.	452	99,164
Aon PLC, Class A	291	104,516
ASE Technology Holding Co. Ltd.	18,117	89,523
Exelon Corp.	2,168	81,604
Ferrovial SE	2,253	94,751
ICON PLC	269	56,412
Inspire Medical Systems Inc.	336	62,288
Lantheus Holdings Inc.	1,216	108,783
Lotes Co Ltd.	1,824	108,768
Microsoft Corp.	203	85,565
Middleby Corp.	575	77,884
Mitsubishi Ufj Financial Group	8,254	96,837
Partners Group Holding AG	62	84,028
QBE Insurance Group Ltd.	7,033	83,579
RELX PLC	1,979	89,909
Rio Tinto Ltd.	952	69,212
Stepstone Group Inc., Class A	1,698	98,280
Sumitomo Mitsui Financial Group, Inc.	4,375	104,659
Taiwan Semiconductor Manufacturing Co. Ltd.	3,350	109,846
Total Fair Value		$1,798,744

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Lazard Opportunistic Strategies Portfolio (concluded)

Securities within GSCBLZEU (SOFR+0.92bps)	Shares	Fair Value

BAE Systems PLC	18,321	$263,535
Exosens SAS	308	6,199
Hensoldt AG	701	25,052
Kongsberg Gruppen ASA	1,067	119,978
Leonardo SpA	3,509	94,250
Renk Group AG	607	11,525
Rheinmetall AG	264	168,071
Saab Ab, Class B	3,240	68,438
Thales SA	1,250	179,526
Total Fair Value		$936,574

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 70.4%

Australia | 1.7%
Aurizon Holdings Ltd.	7,722	$15,505
Goodman Group REIT	1,573	34,715
Transurban Group	3,179	26,303
		76,523

Brazil | 0.6%
Allos SA	2,100	6,169
Energisa SA	2,100	12,398
Multiplan Empreendimentos Imobiliarios SA	2,900	9,912
		28,479

Canada | 6.0%
Agnico Eagle Mines Ltd.	254	19,865
Atco Ltd., Class I	827	27,374
Barrick Gold Corp.	854	13,237
Boardwalk Real Estate Investment Trust REIT	278	12,426
Cameco Corp.	335	17,225
Canadian National Railway Co.	191	19,395
Centerra Gold, Inc.	2,173	12,366
Enbridge, Inc.	462	19,609
First Capital Real Estate Investment Trust REIT	1,520	17,934
Granite Real Estate Investment Trust REIT	507	24,605
Hydro One Ltd.	1,235	38,035
Keyera Corp.	356	10,887
Teck Resources Ltd., Class B	363	14,717
West Fraser Timber Co. Ltd.	258	22,355
		270,030

China | 1.0%
C&D International Investment Group Ltd.	2,000	3,366
China Overseas Land & Investment Ltd.	7,500	11,976
China Resources Land Ltd.	2,500	7,259
Hopson Development Holdings Ltd. (*)	11,768	4,728
Midea Real Estate Holding Ltd.	7,000	2,704
Seazen Group Ltd. (*)	20,000	4,709
Yuexiu Property Co. Ltd.	17,000	11,143
		45,885

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

France | 2.3%
Aeroports de Paris SA	101	$11,616
Engie SA	625	9,907
Klepierre SA REIT	344	9,908
Unibail-Rodamco-Westfield REIT	210	15,757
Vinci SA	547	56,139
		103,327

Germany | 0.1%
TAG Immobilien AG (*)	307	4,561

Hong Kong | 1.6%
Henderson Land Development Co. Ltd.	1,000	3,032
Kerry Properties Ltd.	5,500	11,029
Link REIT	5,600	23,687
Swire Properties Ltd.	4,600	9,381
Wharf Real Estate Investment Co. Ltd.	10,000	25,576
		72,705

Italy | 0.8%
Terna - Rete Elettrica Nazionale	4,747	37,488

Japan | 3.1%
Aeon Mall Co. Ltd.	2,500	32,199
Daiwa House Industry Co. Ltd.	400	12,252
East Japan Railway Co.	1,100	19,427
Hankyu Hanshin Holdings, Inc.	600	15,610
Hoshino Resorts REIT, Inc.	2	2,831
Hulic Co. Ltd.	900	7,790
Industrial & Infrastructure Fund Investment Corp. REIT	17	12,415
Japan Prime Realty Investment Corp. REIT	4	8,006
Japan Real Estate Investment Corp. REIT	15	10,279
Katitas Co. Ltd.	300	4,287
Osaka Gas Co. Ltd.	600	13,116
		138,212

Mexico | 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	8,607
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	665	11,690
		20,297

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Singapore | 0.6%
Parkway Life REIT	4,100	$11,258
Sembcorp Industries Ltd.	4,000	16,162
		27,420

South Africa | 0.6%
Growthpoint Properties Ltd. REIT	19,901	13,395
Northam Platinum Holdings Ltd.	2,428	12,546
		25,941

Spain | 1.2%
Aena SME SA	79	16,125
Iberdrola SA	2,608	35,912
		52,037

Taiwan | 0.6%
Highwealth Construction Corp.	20,800	27,494

United Kingdom | 4.2%
Big Yellow Group PLC REIT	799	9,600
LondonMetric Property PLC REIT	9,940	22,363
National Grid PLC	4,250	50,364
Segro PLC REIT	425	3,730
Severn Trent PLC	484	15,188
Shaftesbury Capital PLC REIT	20,850	32,661
SSE PLC	1,647	33,054
Tritax Big Box REIT PLC	11,375	18,893
		185,853

United States | 45.5%
Agree Realty Corp.	266	18,740
Alexandria Real Estate Equities, Inc. REIT	398	38,825
Ameren Corp.	377	33,606
American Electric Power Co., Inc.	242	22,320
American Homes 4 Rent, Class A REIT	1,050	39,291
American Tower Corp. REIT	435	79,783
American Water Works Co., Inc.	81	10,084
Apple Hospitality REIT, Inc.	1,053	16,164
Atmos Energy Corp.	216	30,082
AvalonBay Communities, Inc. REIT	266	58,512

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Brixmor Property Group, Inc.	966	$26,893
CareTrust REIT, Inc.	779	21,072
CenterPoint Energy, Inc.	202	6,409
CF Industries Holdings, Inc.	181	15,443
Cheniere Energy, Inc.	232	49,850
CMS Energy Corp.	98	6,532
Consolidated Edison, Inc.	215	19,184
Crown Castle, Inc.	721	65,438
CSX Corp.	795	25,655
CubeSmart	362	15,512
Digital Realty Trust, Inc. REIT	279	49,475
Dominion Energy, Inc.	513	27,630
DTE Energy Co.	64	7,728
Duke Energy Corp.	206	22,194
EastGroup Properties, Inc. REIT	185	29,691
Edison International	195	15,569
Energy Transfer LP	3,069	60,122
Entergy Corp.	308	23,353
Enterprise Products Partners LP	1,772	55,570
Equinix, Inc. REIT	86	81,088
Equity Lifestyle Properties, Inc. REIT	180	11,988
Equity Residential REIT	333	23,896
Essex Property Trust, Inc. REIT	41	11,703
Expand Energy Corp.	147	14,634
Extra Space Storage, Inc. REIT	202	30,219
Ferrovial SE	1,017	42,688
Host Hotels & Resorts, Inc. REIT	1,443	25,281
Innovative Industrial Properties, Inc. REIT	106	7,064
Invitation Homes, Inc. REIT	615	19,662
Iron Mountain, Inc. REIT	216	22,704
Kilroy Realty Corp.	211	8,535
Mid-America Apartment Communities, Inc. REIT	315	48,689
National Storage Affiliates Trust REIT	285	10,804
NextEra Energy, Inc.	265	18,998
NiSource, Inc.	766	28,158
NNN REIT, Inc.	410	16,748
Norfolk Southern Corp.	77	18,072
Omega Healthcare Investors, Inc.	495	18,736
ONEOK, Inc.	187	18,775
Park Hotels & Resorts, Inc. REIT	461	6,486
Pinnacle West Capital Corp.	80	6,782
Prologis, Inc.	979	103,480
Public Storage REIT	134	40,125

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Realty Income Corp. REIT	554	$29,589
Regency Centers Corp. REIT	431	31,864
Ryman Hospitality Properties, Inc. REIT	101	10,538
SBA Communications Corp. REIT	442	90,080
Simon Property Group, Inc. REIT	323	55,624
SL Green Realty Corp. REIT	337	22,889
STAG Industrial, Inc.	194	6,561
Sunstone Hotel Investors, Inc. REIT	1,354	16,031
Targa Resources Corp.	318	56,763
Union Pacific Corp.	215	49,029
Ventas, Inc. REIT	837	49,291
WEC Energy Group, Inc.	107	10,062
Welltower, Inc. REIT	383	48,269
Xcel Energy, Inc.	578	39,027
		2,041,659

Total Common Stocks (Cost $2,877,435)		3,157,911

Exchange-Traded Funds | 6.6%
iShares Gold Trust (~)	4,081	202,050
iShares Silver Trust (~)	3,508	92,366

Total Exchange-Traded Funds (Cost $256,375)		294,416

Short-Term Investments | 19.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42% (7 day yield) (~) (Cost $879,051)	879,051	879,051

Total Investments | 96.6% (Cost $4,012,861)		$4,331,378

Cash and Other Assets in Excess of Liabilities | 3.4%		153,201

Net Assets | 100.0%		$4,484,579

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Lazard Real Assets Portfolio (•) (continued)

Futures Contracts open at December 31, 2024 (~):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	2	$20,000	02/26/25	$56,125	$61,960	$5,835	$—
Sugar 11	1	112,000	02/28/25	21,283	21,571	288	—
Soybean Oil	1	60,000	03/14/25	23,961	24,216	255	—
Total gross unrealized appreciation/depreciation on Futures contracts						$6,378	$—

Total Return Swap Agreements open at December 31, 2024 (~):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation

USD	GSC	$862,805	10/20/25	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$9,145	$—

(a) For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

32    Annual Financial Statements

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of December 31, 2024:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	9.25%
Brent Crude	BCOMCO	11.67
Coffee	BCOMKC	8.98
Copper	BCOMHG	11.45
Corn	BCOMCN	6.58
Cotton	BCOMCT	0.13
Crude Oil	BCOMCL	11.60
Gasoline (RBOB)	BCOMRB	2.56
Gold	BCOMGC	0.12
Heating Oil	BCOMHO	4.31
Kansas Wheat	BCOMKW	1.86
Lean Hogs	BCOMLH	0.17
Live Cattle	BCOMLC	8.64
Natural Gas	BCOMNG	0.06
Nickel	BCOMNI	2.38
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	4.35
Soybeans	BCOMSY	6.59
Sugar	BCOMSB	0.76
Wheat	BCOMWH	2.47
Zinc	BCOMZS	6.06
Total		100.00%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

The Lazard Funds, Inc. Notes to Portfolios of Investments
December 31, 2024

(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short and/or derivative contracts.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended, these securities may only be traded among “qualified institutional buyers.” At December 31, 2024, these securities amounted to 0.1% of net assets of Lazard Enhanced Opportunities Portfolio.
(«)	Issue in default.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
^	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Security Abbreviations:
ETF	— Exchange-Traded Fund	SOFR	— Secured Overnight Financing Rate
REIT	— Real Estate Investment Trust
Currency Abbreviations:
AUD	— Australian Dollar	EUR	— Euro
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar
CNY	— Chinese Yuan	USD	— United States Dollar
Counterparty Abbreviations:
BNP	— BNP Paribas SA	MSC	— Morgan Stanley & Co.
GSC	— Goldman Sachs International	NIP	— Nomura International Plc
HSB	— HSBC Bank USA N.A.	SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Common Stocks and Convertible Corporate Bonds
Automobiles	0.0%	—%
Biotechnology	2.6	–0.3
Capital Markets	1.5	—
Chemicals	0.0	0.0
Commercial Services & Supplies	3.6	—
Construction & Engineering	0.1	—
Diversified Telecommunication Services	1.9	—
Electronic Equipment, Instruments & Components	0.7	—
Energy Equipment & Services	2.5	—
Financial Services	0.1	—
Health Care Equipment & Supplies	4.4	—
Hotel & Resort REITs	1.0	–0.2
Hotels, Restaurants & Leisure	—	–0.3
Insurance	0.6	–0.4
Interactive Media & Services	7.5	—
IT Services	0.9	—
Leisure Products	1.5	—
Life Sciences Tools & Services	0.0	—
Machinery	—	0.0
Passenger Airlines	0.1	–0.3
Pharmaceuticals	2.7	0.0
Professional Services	—	0.0
Real Estate Management & Development	1.3	0.0
Semiconductors & Semiconductor Equipment	0.6	—
Software	13.4	–1.9
Specialty Retail	3.1	—
Subtotal	50.1	–3.4
Purchased Options	0.3	—
U.S. Treasury Securities	31.9	—
Warrants	0.0	—
Short-Term Investments	6.7	—
Total Investments	89.0%	–3.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Real Assets Portfolio

Common Stocks
Chemicals	0.3%
Construction & Engineering	2.2
Diversified REITs	0.8
Electric Utilities	6.8
Gas Utilities	1.0
Ground Transportation	3.6
Health Care REITs	4.2
Hotel & Resort REITs	1.7
Industrial REITs	5.4
Metals & Mining	1.6
Multi-Utilities	5.4
Office REITs	1.1
Oil, Gas & Consumable Fuels	6.8
Paper & Forest Products	0.5
Real Estate Management & Development	4.5
Residential REITs	5.0
Retail REITs	6.2
Specialized REITs	11.0
Transportation Infrastructure	1.7
Water Utilities	0.6
Subtotal	70.4
Exchange-Traded Funds	6.6
Short-Term Investments	19.6
Total Investments	96.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

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37

The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

ASSETS
Investments in securities, at fair value	$37,369,122	$31,835,026
Cash	1,282,965	—
Foreign currency, at fair value	2,858	—
Receivables for:
Capital stock sold	186,185	—
Investments sold	166,911	—
Dividends and interest	93,216	6,090
Amount due from Investment Manager (Note 3)	—	—
Cash collateral pledged for derivative contracts	4,512,989	—
Gross unrealized appreciation on:
Forward currency contracts	22,230	13,135
Swap agreements	2,493,167	134,277
Other assets	—	—
Total assets	46,129,643	31,988,528

LIABILITIES
Securities sold short, at fair value	1,405,107	—
Payables for:
Accrued custodian fees	43,934	10,267
Accrued professional services	41,933	28,482
Management fees	32,590	17,420
Accrued administration fees	8,287	8,128
Accrued shareholders’ reports	5,400	6,453
Accrued distribution fees	73	—
Accrued directors’ fees	—	17
Investments purchased	295,274	—
Dividends on securities sold short	156,617	—
Capital stock redeemed	—	60,000
Due to broker	—	3,857
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on:
Forward currency contracts	552	—
Swap agreements	1,997,189	78,032
Written options, at fair value	44,520	—
Other accrued expenses and payables	93,145	2,126
Total liabilities	4,124,621	214,782
Net assets	$42,005,022	$31,773,746

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$4,331,378
1,445
48,105

5,100
—
15,715
15,413
128,519

—
9,145
1,908
4,556,728

—

20,344
35,138
—
7,510
4,811
37
104
—
—
—
—
3,275

—
—
—
930
72,149
$4,484,579

Annual Financial Statements   39

December 31, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

NET ASSETS
Paid in capital	$49,590,698	$25,242,453
Distributable earnings (Accumulated loss)	(7,585,676)	6,531,293
Net assets	$42,005,022	$31,773,746

Institutional Shares
Net assets	$41,431,499	$31,655,200
Shares of capital stock outstanding*	4,837,512	3,102,662
Net asset value, offering and redemption price per share	$8.56	$10.20

Open Shares
Net assets	$573,523	$118,546
Shares of capital stock outstanding*	66,763	11,700
Net asset value, offering and redemption price per share	$8.59	$10.13

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$39,648,328	$25,638,212
Proceeds received from securities sold short	$1,551,892	$—
Proceeds received from written options	$40,578	$—
Cost of foreign currency	$2,914	$—
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$9,320,523
(4,835,944)
$4,484,579

$4,022,577
404,908

$9.93

$244,474
24,579

$9.95

$217,528
21,886

$9.94

$4,012,861
$—
$—
$48,105

Annual Financial Statements   41

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2024	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

Investment Income (Loss)
Income
Interest	$3,238,938	$91,172
Dividends#	65,286	591,787
Total investment income*	3,304,224	682,959
Expenses
Management fees (Note 3)	375,202	350,628
Custodian fees	103,178	30,749
Professional services	67,923	47,810
Registration fees	33,691	35,055
Administration fees	29,387	28,663
Shareholders’ services	12,331	12,212
Shareholders’ reports	10,656	13,172
Directors’ fees and expenses	7,825	7,650
Distribution fees (Open Shares)	1,367	311
Other^	11,780	13,698
Total gross expenses before expenses on securities sold short	653,340	539,948
Broker expense on securities sold short	646,649	—
Dividend expense on securities sold short	260,383	—
Total gross expenses	1,560,372	539,948
Management fees waived and expenses reimbursed	(156,324)	(181,256)
Total net expenses	1,404,048	358,692
Net investment income (loss)	1,900,176	324,267
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,960,879	2,567,805
Securities sold short	(2,101,277)	—
Foreign currency transactions	(9,282)	—
Forward currency contracts	103,406	—
Futures contracts	9,840	—
Written options	(2,457)	—
Swap agreements	737,779	(1,495)
Total net realized gain (loss)	1,698,888	2,566,310
Net change in unrealized appreciation (depreciation) on:
Investments	(728,807)	1,151,218
Securities sold short	1,021,459	—
Foreign currency translations	(1,165)	—
Forward currency contracts	31,116	13,135
Futures contracts	—	—
Written options	(4,580)	—
Swap agreements	189,949	56,245
Total net change in unrealized appreciation (depreciation)	507,972	1,220,598
Net realized and unrealized gain (loss)	2,206,860	3,786,908
Net increase (decrease) in net assets resulting from operations	$4,107,036	$4,111,175
*# Net of foreign withholding taxes of	$460	$—
^ Includes interest on line of credit (Note 6)	$1,437	$280

#	Dividend income for Lazard Real Assets Portfolio includes $1,445 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $15,475. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$264,103
422,207
686,310

106,244
64,623
64,251
42,882
26,647
10,838
11,562
16,768
611
5,134
349,560
—
—
349,560
(217,334)
132,226
554,084

1,527,702
—
7,085
3,127
(273,770)
—
(369,580)
894,564

(981,057)
—
(555)
3,195
109,314
—
279,832
(589,271)
305,293
$859,377
$14,030
$697

Annual Financial Statements   43

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Enhanced Opportunities Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,900,176	$523,790
Net realized gain (loss)	1,698,888	109,894
Net change in unrealized appreciation (depreciation)	507,972	1,947,425
Net increase (decrease) in net assets resulting from operations	4,107,036	2,581,109

Distributions to shareholders (Note 2(i))
Net investment income and net realized gains
Institutional Shares	(2,087,901)	(600,179)
Open Shares	(27,881)	(7,265)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(2,115,782)	(607,444)

Capital stock transactions
Net proceeds from sales
Institutional Shares	8,032,981	10,810,000
Open Shares	37,362	104,060
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	2,087,901	600,179
Open Shares	27,881	7,265
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(7,479,679)	(15,673,930)
Open Shares	(25,739)	(61,118)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	2,680,707	(4,213,544)
Total increase (decrease) in net assets	4,671,961	(2,239,879)
Net assets at beginning of period	37,333,061	39,572,940
Net assets at end of period	$42,005,022	$37,333,061

The accompanying notes are an integral part of these financial statements.

44   Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$324,267	$608,902	$554,084	$1,097,558
2,566,310	2,451,602	894,564	(135,032)
1,220,598	968,370	(589,271)	479,334

4,111,175	4,028,874	859,377	1,441,860

(3,447,333)	(1,109,144)	(432,624)	(982,186)
(11,888)	(3,421)	(6,757)	(11,657)
—	—	(5,678)	(780)

(3,459,221)	(1,112,565)	(445,059)	(994,623)

152,474	274,113	1,442,475	2,147,217
6,072	9,484	25,126	18,711
—	—	198,115	37,374

3,142,976	1,024,786	426,201	973,887
10,739	3,124	6,757	11,657
—	—	5,678	780

(8,862,669)	(23,045,496)	(22,002,069)	(13,710,507)
(25,127)	(4,172)	(56,297)	(623,450)
—	—	(33,883)	—

(5,575,535)	(21,738,161)	(19,987,897)	(11,144,331)
(4,923,581)	(18,821,852)	(19,573,579)	(10,697,094)
36,697,327	55,519,179	24,058,158	34,755,252
$31,773,746	$36,697,327	$4,484,579	$24,058,158

Annual Financial Statements   45

	Lazard Enhanced Opportunities Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,529,566	5,067,123
Shares sold	951,051	1,336,263
Shares issued to shareholders from reinvestment of distributions	246,118	73,914
Shares redeemed	(889,223)	(1,947,734)
Net increase (decrease)	307,946	(537,557)
Shares outstanding at end of period	4,837,512	4,529,566

Open Shares
Shares outstanding at beginning of period	62,090	55,974
Shares sold	4,412	12,827
Shares issued to shareholders from reinvestment of distributions	3,281	891
Shares redeemed	(3,020)	(7,602)
Net increase (decrease)	4,673	6,116
Shares outstanding at end of period	66,763	62,090

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

3,633,121	5,885,634	2,456,917	3,552,832
14,251	28,033	144,198	227,470

302,091	102,376	43,961	103,204
(846,801)	(2,382,922)	(2,240,168)	(1,426,589)
(530,459)	(2,252,513)	(2,052,009)	(1,095,915)
3,102,662	3,633,121	404,908	2,456,917

12,446	11,545	27,219	90,697
593	1,015	2,545	1,986

1,040	314	684	1,245
(2,379)	(428)	(5,869)	(66,709)
(746)	901	(2,640)	(63,478)
11,700	12,446	24,579	27,219

—	—	4,121	99
—	—	20,567	3,940

—	—	572	82
—	—	(3,374)	—
—	—	17,765	4,022
—	—	21,886	4,121

Annual Financial Statements   47

The Lazard Funds, Inc. Financial Highlights

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$8.13	$7.72	$9.36	$9.13	$8.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.41	0.11	0.18	0.14 #	0.20
Net realized and unrealized gain (loss)	0.47	0.43	(0.86)	0.48	0.69
Total from investment operations	0.88	0.54	(0.68)	0.62	0.89
Less distributions from:
Net investment income	(0.45)	(0.13)	(0.40)	(0.05)	(0.22)
Net realized gains	—	—	(0.49)	(0.34)	(0.38)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.45)	(0.13)	(0.96)	(0.39)	(0.60)
Net asset value, end of year	$8.56	$8.13	$7.72	$9.36	$9.13
Total Return (b)	10.94%	7.02%	–7.39%	6.81%#	10.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,431	$36,827	$39,139	$145,836	$19,537
Ratios to average net assets:
Net expenses	3.55%	3.77%	2.41%	1.70%#	2.23%
Gross expenses	3.93%	4.23%	2.51%	2.05%	3.79%
Gross expenses, excluding expenses on securities sold short	1.63%	1.71%	1.35%	1.54%	2.82%
Net investment income (loss)	4.81%	1.35%	2.03%	1.47%#	2.22%
Portfolio turnover rate:
Excluding securities sold short	349%	187%	178%	168%	167%
Including securities sold short	440%	270%	233%	341%	241%

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$8.15	$7.75	$9.37	$9.13	$8.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	0.09	0.15	0.13 #	0.16
Net realized and unrealized gain (loss)	0.48	0.42	(0.84)	0.47	0.70
Total from investment operations	0.87	0.51	(0.69)	0.60	0.86
Less distributions from:
Net investment income	(0.43)	(0.11)	(0.32)	(0.02)	(0.17)
Net realized gains	—	—	(0.49)	(0.34)	(0.38)
Return of capital	—	—	(0.12)	—	—
Total distributions	(0.43)	(0.11)	(0.93)	(0.36)	(0.55)
Net asset value, end of year	$8.59	$8.15	$7.75	$9.37	$9.13
Total Return (b)	10.76%	6.63%	–7.45%	6.55%#	9.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$574	$506	$434	$775	$168
Ratios to average net assets:
Net expenses	3.81%	4.02%	2.89%	1.92%#	2.45%
Gross expenses	5.09%	5.54%	4.34%	2.99%	4.94%
Gross expenses, excluding expenses on securities sold short	2.78%	3.02%	2.95%	2.52%	3.99%
Net investment income (loss)	4.57%	1.13%	1.67%	1.42%#	1.75%
Portfolio turnover rate:
Excluding securities sold short	349%	187%	178%	168%	167%
Including securities sold short	440%	270%	233%	341%	241%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   49

#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$10.07	$9.41	$11.45	$10.58	$9.87
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.13	0.10	0.05	0.05
Net realized and unrealized gain (loss)	1.13	0.83	(1.80)	1.32	0.88
Total from investment operations	1.23	0.96	(1.70)	1.37	0.93
Less distributions from:
Net investment income	(0.16)	(0.15)	(0.10)	(0.04)	(0.05)
Net realized gains	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of capital	—	—	— (b)	—	—
Total distributions	(1.10)	(0.30)	(0.34)	(0.50)	(0.22)
Net asset value, end of year	$10.20	$10.07	$9.41	$11.45	$10.58
Total Return (c)	12.29%	10.29%	–14.93%	12.96%	9.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,655	$36,573	$55,411	$78,647	$78,116
Ratios to average net assets:
Net expenses	1.02%	1.02%	1.03%	1.11%	1.04%
Gross expenses	1.52%	1.41%	1.32%	1.28%	1.30%
Gross expenses, excluding expenses on securities sold short	1.52%*	1.41%*	1.32%	1.19%	1.29%
Net investment income (loss)	0.93%	1.35%	1.03%	0.40%	0.55%
Portfolio turnover rate:
Excluding securities sold short	57%	109%	128%	65%	88%
Including securities sold short	N/A %*	N/A %*	134%	65%	94%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   51

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$10.00	$9.36	$11.38	$10.52	$9.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.12	0.07	0.02	0.03
Net realized and unrealized gain (loss)	1.13	0.80	(1.77)	1.31	0.86
Total from investment operations	1.20	0.92	(1.70)	1.33	0.89
Less distributions from:
Net investment income	(0.13)	(0.13)	(0.08)	(0.01)	(0.02)
Net realized gains	(0.94)	(0.15)	(0.24)	(0.46)	(0.17)
Return of capital	—	—	— (b)	—	—
Total distributions	(1.07)	(0.28)	(0.32)	(0.47)	(0.19)
Net asset value, end of year	$10.13	$10.00	$9.36	$11.38	$10.52
Total Return (c)	12.11%	9.85%	–15.06%	12.65%	9.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119	$125	$108	$157	$154
Ratios to average net assets:
Net expenses	1.27%	1.27%	1.28%	1.36%	1.28%
Gross expenses	5.79%	6.18%	5.14%	4.06%	7.75%
Gross expenses, excluding expenses on securities sold short	5.79%*	6.18%*	5.13%	3.97%	7.74%
Net investment income (loss)	0.67%	1.25%	0.71%	0.15%	0.31%
Portfolio turnover rate:
Excluding securities sold short	57%	109%	128%	65%	88%
Including securities sold short	N/A %*	N/A %*	134%	65%	94%

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   53

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Institutional Shares
Net asset value, beginning of period	$9.67	$9.54	$11.21	$10.33	$10.69
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33 **	0.31	0.18	0.17	0.17
Net realized and unrealized gain (loss)	0.24	0.10	(1.12)	2.04	(0.12)
Total from investment operations	0.57	0.41	(0.94)	2.21	0.05
Less distributions from:
Net investment income	(0.31)	(0.28)	(0.72)	(1.26)	(0.20)
Net realized gains	—	—	(0.01)	(0.07)	(0.21)
Total distributions	(0.31)	(0.28)	(0.73)	(1.33)	(0.41)
Net asset value, end of year	$9.93	$9.67	$9.54	$11.21	$10.33
Total Return (b)	5.90%**	4.44%	–8.45%	21.60%	0.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,023	$23,755	$33,888	$36,027	$23,959
Ratios to average net assets (c):
Net expenses	0.81%	0.80%	0.80%	0.80%	0.86%
Gross expenses	2.09%	1.32%	1.34%	1.29%	2.13%
Net investment income (loss)	3.39%**	3.31%	1.61%	1.49%	1.73%
Portfolio turnover rate	31%	68%	182%	35%	109%

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each year	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Open Shares
Net asset value, beginning of period	$9.68	$9.55	$11.22	$10.34	$10.67
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.31 **	0.28	0.18	0.13	0.17
Net realized and unrealized gain (loss)	0.24	0.11	(1.15)	2.05	(0.14)
Total from investment operations	0.55	0.39	(0.97)	2.18	0.03
Less distributions from:
Net investment income	(0.28)	(0.26)	(0.69)	(1.23)	(0.15)
Net realized gains	—	—	(0.01)	(0.07)	(0.21)
Total distributions	(0.28)	(0.26)	(0.70)	(1.30)	(0.36)
Net asset value, end of year	$9.95	$9.68	$9.55	$11.22	$10.34
Total Return (b)	5.73%**	4.16%	–8.68%	21.28%	0.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$244	$263	$866	$144	$116
Ratios to average net assets (c):
Net expenses	1.06%	1.05%	1.05%	1.05%	1.13%
Gross expenses	3.81%	2.24%	2.15%	5.90%	4.64%
Net investment income (loss)	3.09%**	2.93%	1.68%	1.16%	1.77%
Portfolio turnover rate	31%	68%	182%	35%	109%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   55

Selected data for a share of capital stock outstanding throughout	Year Ended		For the Period 7/22/22* to
each year	12/31/24	12/31/23	12/31/22
R6 Shares
Net asset value, beginning of period	$9.66	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35 **	0.34	0.11
Net realized and unrealized gain (loss)	0.24	0.07	(0.75)
Total from investment operations	0.59	0.41	(0.64)
Less distributions from:
Net investment income	(0.31)	(0.29)	(0.65)
Net realized gains	—	—	(0.01)
Total distributions	(0.31)	(0.29)	(0.66)
Net asset value, end of year	$9.94	$9.66	$9.54
Total Return (b)	6.17%**	4.38%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218	$40	$1
Ratios to average net assets (c):
Net expenses	0.76%	0.75%	0.75%
Gross expenses	3.86%	32.62%	595.55%
Net investment income (loss)	3.56%**	3.69%	2.34%
Portfolio turnover rate	31%	68%	182%

^	Consolidated Financial Highlights.
*	The inception date for the R6 Shares was July 22, 2022.
**	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2024. There was a 0.01% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements
December 31, 2024

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2024, the Fund was comprised of twenty-four no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”) and Lazard Real Assets Portfolio (“Real Assets”). The financial statements of the other twenty-one Portfolios are presented separately.

The Opportunistic Strategies and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

The Fund currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of December 31, 2024, net assets of the Portfolio were $4,484,579 of which $603,718, or 13.46%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Annual Financial Statements    57

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

58   Annual Financial Statements

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (“The Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

Annual Financial Statements    59

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting

60    Annual Financial Statements

records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the year ended December 31, 2024, all the Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in

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the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the year ended December 31, 2024, the Enhanced Opportunities and Real Assets Portfolios traded in futures contracts.

(e) Swap Agreements—Total Return Swap agreements involve commitments to pay a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread in exchange for a periodic return equal to the total return of a specified security, basket of securities, or index for a specified period based on a notional amount. To the extent the total return of the security, basket of securities or index underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statements of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the year ended December 31, 2024, all the Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is

62   Annual Financial Statements

recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the year ended December 31, 2024, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of December 31, 2024, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to

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the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At December 31, 2024, the Enhanced Opportunities Portfolio had pledged $25,875,045 of securities held long as collateral under such arrangements.

For the year ended December 31, 2024, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions
Enhanced Opportunities	$99,279,045	$113,893,157

For the year ended December 31, 2024, proceeds from securities sold short and purchases to cover short positions on US Treasury Securities for the Enhanced Opportunities Portfolio were $2,263,383 and $2,266,200, respectively.

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2024, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Enhanced Opportunities	$(323,177)	$(4,995,657)
Real Assets	(269,927)	—

During the year ended December 31, 2024, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Enhanced Opportunities	$1,234,875
Real Assets	1,300,774

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Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2024, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Real Assets	$ —	$323

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced Opportunities	$38,543,005	$3,055,435	$5,620,384	$(2,564,949)
Opportunistic Strategies	25,674,096	6,544,075	327,042	6,217,033
Real Assets	9,188,830	1,015,321	5,872,773	(4,857,452)

Management has analyzed the Portfolios, tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed

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more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations, Treasury Inflation-Protected Securities, currency straddles, capital loss carryforwards, foreign bond bifurcation, organizational expenses, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, partnership investments, controlled foreign corporation, return of capital distributions, and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Enhanced Opportunities	$91,500	$(91,500)
Opportunistic Strategies	168,177	(168,177)
Real Assets	(298,196)	298,196

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2024	2023	2024	2023
Enhanced Opportunities	$2,115,782	$607,444	$—	$—
Opportunistic Strategies	1,252,002	552,798	2,207,219	559,767
Real Assets	445,059	994,623	—	—

66   Annual Financial Statements

At December 31, 2024, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Enhanced Opportunities	$388,736	$(5,330,253)	$(2,644,159)
Opportunistic Strategies	13,928	300,190	6,217,175
Real Assets	(323)	(269,927)	(4,565,694)

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price

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its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Enhanced Opportunities	0.95%
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold

68   Annual Financial Statements

short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Enhanced Opportunities	1.25%	1.50%	N/A	%
Opportunistic Strategies	1.02	1.27	N/A
Real Assets (a)	0.80	1.05	0.75

(a)	This agreement will continue in effect until May 1, 2034 for the R6 Shares.

During the year ended December 31, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Enhanced Opportunities	$149,324	$—	$5,195	$1,805
Opportunistic Strategies	175,637	—	1,244	4,375
Real Assets	103,427	101,317	1,588	5,141

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Real Assets	$1,228	$4,633

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used

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by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation in 2024 for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. Effective January 1, 2025, the annual compensation for each Independent Director that is payable by all of the funds in the Lazard Fund Complex is comprised of: (1) an annual fee of $258,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per

70    Annual Financial Statements

active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations shows the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the year ended December 31, 2024 were as follows:

Portfolio	Purchases	Sales
Enhanced Opportunities	$145,517,959	$160,226,187
Opportunistic Strategies	19,009,354	30,118,692
Real Assets	3,935,391	18,853,348

	US Treasury Securities
Portfolio	Purchases	Sales
Enhanced Opportunities	$1,311,888	$642,239

For the year ended December 31, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the year ended December 31, 2024, the

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following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Enhanced Opportunities	$2,010,647	$3,313,603	6.43%	4
Opportunistic Strategies	117,042	158,284	6.43	8
Real Assets	1,951,606	2,321,631	6.43	2

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and

72    Annual Financial Statements

events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

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Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

74    Annual Financial Statements

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms

Annual Financial Statements    75

of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets

76    Annual Financial Statements

may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries) as well as any investments in currencies themselves could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to actively hedge a Portfolio’s foreign currency exposure.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

Annual Financial Statements    77

(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

78    Annual Financial Statements

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Annual Financial Statements    79

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a

80    Annual Financial Statements

physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or

Annual Financial Statements    81

above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as

82    Annual Financial Statements

financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures

Annual Financial Statements    83

provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

84    Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024

Enhanced Opportunities Portfolio
Assets:
Common Stocks*
United States	$36,725	$—	$—	$36,725
Convertible Corporate Bonds*	—	21,015,572	—	21,015,572
Purchased Options	110,965	—	—	110,965
U.S. Treasury Securities	—	13,387,352	—	13,387,352
Warrants	708	—	0	708
Short-Term Investments	2,817,800	—	—	2,817,800
Other Financial Instruments†
Forward Currency Contracts	—	22,230	—	22,230
Total Return Swap Agreements	—	2,493,167	—	2,493,167
Total	$2,966,198	$36,918,321	$0	$39,884,519

Liabilities:
Securities Sold Short
Common Stocks*
Australia	$—	$(116,792)	$—	$(116,792)
Canada	(17,295)	—	—	(17,295)
China	—	(161,857)	—	(161,857)
Netherlands	—	(129,837)	—	(129,837)
South Korea	—	(10,892)	—	(10,892)
United States	(860,264)	—	—	(860,264)
Convertible Corporate Bonds*	—	(108,170)	—	(108,170)
Other Financial Instruments†
Forward Currency Contracts	—	(552)	—	(552)
Total Return Swap Agreements	—	(1,997,189)	—	(1,997,189)
Written Options	(44,520)	—	—	(44,520)
Total	$(922,079)	$(2,525,289)	$—	$(3,447,368)

Annual Financial Statements   85

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024

Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$28,838,542	$—	$—	$28,838,542
Short-Term Investments	2,996,484	—	—	2,996,484
Other Financial Instruments†
Forward Currency Contracts	—	13,135	—	13,135
Total Return Swap Agreements	—	134,277	—	134,277
Total	$31,835,026	$147,412	$—	$31,982,438

Liabilities:
Other Financial Instruments†
Total Return Swap Agreements	$—	$(78,032)	$—	$(78,032)
Lazard Real Assets Portfolio
Common Stocks*
Australia	$—	$76,523	$—	$76,523
Brazil	—	28,479	—	28,479
Canada	270,030	—	—	270,030
China	—	45,885	—	45,885
France	—	103,327	—	103,327
Germany	—	4,561	—	4,561
Hong Kong	—	72,705	—	72,705
Italy	—	37,488	—	37,488
Japan	—	138,212	—	138,212
Mexico	20,297	—	—	20,297
Singapore	—	27,420	—	27,420
South Africa	—	25,941	—	25,941
Spain	—	52,037	—	52,037
Taiwan	—	27,494	—	27,494
United Kingdom	—	185,853	—	185,853
United States	1,998,971	42,688	—	2,041,659
Exchange-Traded Funds	294,416	—	—	294,416
Short-Term Investments	879,051	—	—	879,051
Other Financial Instruments†
Futures Contracts	6,378	—	—	6,378
Total Return Swap Agreements	—	9,145	—	9,145
Total	$3,469,143	$877,758	$—	$4,346,901
*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

86   Annual Financial Statements

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

Annual Financial Statements   87

During the year ended December 31, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities Portfolio		Opportunistic Strategic Portfolio		Real Assets Portfolio
Forward currency contracts:
Average amounts purchased	$900,000	(a)	$—		$300,000	(a)
Average amounts sold	1,700,000		1,500,000	(b)	600,000	(c)

Futures contracts:
Average notional value of contracts – long	500,000	(d)	—		600,000

Total return swap agreements:
Average notional value	37,400,000		1,800,000	(c)	2,800,000

Options:
Average value of purchased options	100,000		—		—
(a)	Represents average monthly notional exposure for four months the derivative instrument was open during the period.
(b)	Represents average monthly notional exposure for two months the derivative instrument was open during the period.
(c)	Represents average monthly notional exposure for eight months the derivative instrument was open during the period.
(d)	Positions were open for less than one month during the period.

The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2024:

Enhanced Opportunities Portfolio

Assets – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$22,230	$22,230
Purchased options
Investment in securities, at fair value	110,965	—	110,965
Swap agreements
Unrealized appreciation on swap agreements	2,493,167	—	2,493,167
Total	$2,604,132	$22,230	$2,626,362

88   Annual Financial Statements

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$552	$552
Swap agreements
Unrealized depreciation on swap agreements	1,997,189	—	1,997,189
Written options
Written options, at fair value	44,520	—	44,520
Total	$2,041,709	$552	$2,042,261

Opportunistic Strategies Portfolio

Assets – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$13,135	$13,135
Swap agreements
Unrealized appreciation on swap agreements	134,277	—	134,277
Total	$134,277	$13,135	$147,412

Liabilities – Derivative Financial Instruments	Total
Swap agreements – Equity contracts
Unrealized depreciation on swap agreements	$78,032

Real Assets Portfolio

Assets – Derivative Financial Instruments	Total
Futures contracts – Commodity contracts
Unrealized appreciation (a)	$ 6,378
Swap agreements – Commodity contracts
Unrealized appreciation on swap agreements	9,145
Total	$15,523
(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

Annual Financial Statements   89

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 was:

Enhanced Opportunities Portfolio

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$103,406	$103,406
Futures contracts	9,840	—	9,840
Purchased options*	(221,303)	—	(221,303)
Swap agreements	737,779	—	737,779
Written options	(2,457)	—	(2,457)
Total	$523,859	$103,406	$627,265
*	Purchased options are included under net realized gain/loss on investments on Statement of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$31,116	$31,116
Purchased options*	(835)	—	(835)
Swap agreements	189,949	—	189,949
Written options	(4,580)	—	(4,580)
Total	$184,534	$31,116	$215,650
*	Purchased options are included under unrealized gain/loss on investments on Statement of Operations.

Opportunistic Strategies Portfolio

Net Realized Gain (Loss) from:	Total
Swap Agreements – Equity Contracts	$(1,495)

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$13,135	$13,135
Swap agreements	56,245	—	56,245
Total	$56,245	$13,135	$69,380

90   Annual Financial Statements

Real Assets Portfolio

Net Realized Gain (Loss) from:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$3,127	$3,127
Futures contracts	(273,770)	—	(273,770)
Swap agreements	(369,580)	—	(369,580)
Total	$(643,350)	$3,127	$(640,223)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$3,195	$3,195
Futures contracts	109,314	—	109,314
Swap agreements	279,832	—	279,832
Total	$389,146	$3,195	$392,341

As of December 31, 2024, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of December 31, 2024:

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$22,230	$—	$22,230
Total return swap agreements	2,493,167	—	2,493,167
Total	$2,515,397	$—	$2,515,397

Annual Financial Statements   91

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (a)	Net Amounts of Derivative Assets
BNP Paribas SA	$1,706,615	$(1,167,115)	$—	$539,500
HSBC Bank USA N.A.	1,600	—	—	1,600
Nomura International Plc	784,952	(784,952)	—	—
State Street Bank & Trust Co.	22,230	(552)	—	21,678
Total	$2,515,397	$(1,952,619)	$—	$562,778

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$552	$—	$552
Total return swap agreements	1,997,189	—	1,997,189
Total	$1,997,741	$—	$1,997,741

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
BNP Paribas SA	$1,167,115	$(1,167,115)	$ —	$—
Nomura International Plc	830,074	(784,952)	(45,122)	—
State Street Bank & Trust Co.	552	(552)	—	—
Total	$1,997,741	$(1,952,619)	$(45,122)	$—

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

Opportunistic Strategies Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$13,135	$—	$13,135
Total return swap agreements	134,277	—	134,277
Total	$147,412	$—	$147,412

92   Annual Financial Statements

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$134,277	$(78,032)	$—	$56,245
State Street Bank & Trust Co.	13,135	—	—	13,135
Total	$147,412	$(78,032)	$—	$69,380

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$78,032	$—	$78,032

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Goldman Sachs International	$78,032	$(78,032)	$—	$ —

Real Assets Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$9,145	$—	$9,145

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (a)	Net Amounts of Derivative Assets
Goldman Sachs International	$9,145	$ —	$(9,145)	$ —

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

Annual Financial Statements   93

11. Segment Reporting

During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

94   Annual Financial Statements

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Lazard Funds, Inc. and Shareholders of Lazard Enhanced Opportunities Portfolio, Lazard Opportunistic Strategies Portfolio, and Lazard Real Assets Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Enhanced Opportunities Portfolio, and Lazard Opportunistic Strategies Portfolio, two of the portfolios constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of Lazard Real Assets Portfolio (collectively, with the portfolios mentioned above, the “Portfolios”), one of the portfolios constituting The Lazard Funds, Inc., including the consolidated portfolio of investments, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as “the financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios listed above as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the

Annual Financial Statements   95

Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

96   Annual Financial Statements

The Lazard Funds, Inc. Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2024

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2024:

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Enhanced Opportunities	3.04%
Opportunistic Strategies	41.28
Real Assets	38.34

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Enhanced Opportunities	0.01%
Opportunistic Strategies	7.71
Real Assets	9.35

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Enhanced Opportunities	$—	$ —
Opportunistic Strategies	43,055	4,975
Real Assets	—	—

Annual Financial Statements   97

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Enhanced Opportunities	$—
Opportunistic Strategies	2,207,219
Real Assets	—

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

98   Annual Financial Statements

The Lazard Funds, Inc. Additional Information

Changes in Disagreement with Accountants

This information is not applicable for the reporting period.

Proxy Disclosures

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract

This information is not applicable for the reporting period.

Annual Financial Statements   99

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS030

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) See Item 2

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: March 6, 2025

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer and Treasurer

Date: March 6, 2025